                                                                 Report
BOND FUNDS
Six months ended December 31, 2002

One Group
           Semi-Annual Report

                                    Picture

Schedules of portfolio investments......   2
Statements of assets and liabilities.... 122
Statements of operations................ 124
Statements of changes in net assets..... 126
Schedules of capital stock activity..... 129
Financial highlights.................... 132
Notes to financial statements........... 140
Trustees................................ 145
Officers................................ 146

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE
                     VALUE

This material must be preceded or accompanied by a current prospectus

                                       2
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (37.6%):
 $   681    Ace Securities Corp., Series
              99-LB1, Class A1, 1.70%,
              11/25/28*.....................  $      682
  11,710    Ace Securities Corp., Series
              01-HE1, Class M1, 2.39%,
              11/20/31*.....................      11,653
   9,139    Ace Securities Corp., Series
              02-HE1, Class A, 1.72%,
              6/25/32*......................       9,132
   4,529    Ace Securities Corp., Series
              02-HE1, Class M1, 2.58%,
              10/25/32*.....................       4,506
     278    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 1.58%,
              5/25/27*......................         276
   1,798    Advanta Mortgage Loan Trust,
              Series 1999-4, Class A, 1.76%,
              11/25/29*.....................       1,793
   3,018    American Business Financial
              Services, Series 98-4, Class
              A2, 2.33%, 1/25/30*...........       3,045
   2,000    American Express Credit Account
              Master Trust, Series 00-3,
              Class B, 1.77%, 11/15/07*.....       2,002
   6,715    American Residential Home Equity
              Loan Trust, Series 98-1, Class
              M1, 1.83%, 5/25/29*...........       6,615
     490    Americredit Automobile
              Receivables Trust, Series
              01-C, Class A3, 1.59%,
              4/12/06*......................         490
  10,000    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06.......................      10,347
   5,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09.......................       5,122
   9,203    Amortizing Residential
              Collateral Trust, Series
              02-BC4, Class A, 1.67%,
              7/25/32*......................       9,175
  10,378    Amortizing Residential
              Collateral Trust, Series
              02-BC9, Class M1, 2.48%,
              11/25/32*.....................      10,375
  10,000    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 2.13%,
              8/25/32*......................       9,776
   4,263    Amresco Residential Securities
              Mortgage Loan, Series 97-2,
              Class M1A, 1.75%, 6/25/27*....       4,212

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $18,861    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class M1A, 1.81%, 1/25/28*....  $   18,879
  14,791    Amresco Residential Securities
              Mortgage Loan, Series 98-3,
              Class M1A, 1.80%, 9/25/28*....      14,451
  10,059    Asset Securitization Corp.,
              Series 96-MD6, Class A1B,
              6.88%, 11/13/26...............      10,429
   5,090    BA Master Credit Card Trust,
              Series 98-A, Class B, 1.69%,
              4/15/05*......................       5,094
   1,322    Banc One Heloc Trust, Series
              99-1, Class A, 1.65%,
              4/20/20*......................       1,316
   1,000    Bank of America Synthetic,
              Series 00-1A, Class B, 2.41%,
              2/23/06*(b)...................         830
   1,000    Bank of America Synthetic,
              Series 00-1A, Class C, 3.46%,
              2/23/06*(b)...................         581
   1,900    BankBoston Commercial Loan
              Master, LLC, Series 98-1A,
              Class B2, 2.89%,
              2/16/06*(b)...................       1,903
   6,600    BankBoston Commercial Loan
              Master, LLC, Series 99-1A,
              Class C2, 3.66%,
              11/16/06*(b)..................       6,666
   9,366    Bayview Financial Acquisition
              Trust, Series 00-A, Class A,
              1.76%, 2/25/30*(b)............       9,363
   5,000    Bayview Financial Acquisition
              Trust, Series 00-D, Class M1,
              2.13%, 11/25/30*(b)...........       5,020
   4,343    Bayview Financial Acquisition
              Trust, Series 02-CA, Class M1,
              2.13%, 4/25/32*(b)............       4,316
   5,000    Bayview Financial Acquisition
              Trust, Series 02-BA, Class A1,
              1.88%, 3/25/35*(b)............       5,012
   1,529    Bayview Financial Acquisition
              Trust, Series 98-A, Class A,
              1.73%, 2/25/38*(b)............       1,523
   5,000    Capital One Master Trust, Series
              02-3A, Class C, 2.77%,
              2/15/08*......................       4,793
   5,000    Capital One Master Trust, Series
              02-4A, Class C, 2.97%,
              3/15/10*......................       4,566

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       3

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,000    Capital One Master Trust, Series
              01-1, Class C, 2.59%,
              12/15/10*(b)..................  $    1,774
   5,000    Capital One Multi-Asset
              Execution Trust, Series 02-B1,
              Class B1, 2.10%, 7/15/08*.....       5,046
   3,000    Centex Home Equity Loan Trust,
              Series 02-A, Class MV1, 2.23%,
              1/25/32*......................       2,968
   2,048    Centex Home Equity Loan Trust,
              Series 02-B, Class AV1, 1.64%,
              4/25/32*......................       2,042
   5,000    Chase Credit Card Master Trust,
              Series 03-1, Class C, 0.00%,
              1/15/03*......................       4,993
     250    Chase Credit Card Master Trust,
              Series 00-3, Class B, 1.77%,
              1/15/08*......................         250
   2,000    Chase Funding Loan Acquisition
              Trust, Series 01-AD1, Class
              2M1, 2.23%, 11/25/30*.........       1,983
   3,760    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.10%, 1/25/32*.........       3,684
     870    Circuit City Credit Card Master
              Trust, Series 00-1, Class B,
              2.01%, 2/15/06*...............         871
   2,500    Circuit City Credit Card Master
              Trust, Series 02-1, Class B,
              2.32%, 4/15/10*...............       2,498
     350    Citibank Credit Card Issuance
              Trust, Series 00-A2, Class A2,
              1.67%, 11/7/05*...............         350
   8,000    Citibank Credit Card Issuance
              Trust, Series 02-C1, Class C,
              2.61%, 2/9/09*................       7,963
   1,000    Conseco Finance, Series 00-A,
              Class MV1, 1.92%, 2/15/31*....         972
   2,000    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32.....       2,166
   1,269    Countrywide Alternative Loan
              Trust, Series 02-2, Class A1,
              5.00%, 4/25/32................       1,286
     696    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AV1, 1.68%, 3/25/31*....         697
   3,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M1, 2.03%, 7/25/31*.....       2,997

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,000    Countrywide Asset Backed
              Certificates, Series 01-BC2,
              Class M2, 2.38%, 7/25/31*.....  $    3,852
  11,733    Countrywide Asset Backed
              Certificates, Series 01-4,
              Class A, 1.72%, 4/25/32*......      11,714
   8,422    Countrywide Asset Backed
              Certificates, Series 02-1,
              Class A, 1.66%, 8/25/32*......       8,418
   5,000    Countrywide Asset-Backed
              Certificates, Series 02-3,
              Class M1, 2.13%, 3/25/32*.....       4,904
  13,362    Countrywide Asset-Backed
              Certificates, Series 02-BC2,
              Class A, 1.65%, 4/25/32*......      13,363
   7,990    Countrywide Asset-Backed
              Certificates, Series 02-BC1,
              Class A, 1.71%, 4/25/32*......       7,975
   8,775    Countrywide Asset-Backed
              Certificates, Series 01-4,
              Class M1, 2.23%, 4/25/32*.....       8,799
     279    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              1.62%, 12/15/23*..............         275
     736    Countrywide Home Equity Loan
              Trust, Series 98-C, Class
              CTFS, 1.66%, 10/15/24*........         732
  10,205    Countrywide Home Equity Loan
              Trust, Series 01-A, Class A,
              3.76%, 4/15/27*...............      10,186
     281    Countrywide Home Equity Loan
              Trust, Series 96-A, Class A,
              1.60%, 1/15/28*...............         281
  42,889    Countrywide Home Equity Loan
              Trust, Series 02-B, Class A1,
              1.67%, 4/15/28*...............      42,751
  10,000    Countrywide Home Loans, 4.89%,
              9/19/32, Series 02-HYB2, Class
              M*............................      10,144
   5,000    Crown CLO, Series 02-1A, Class
              A2, 1.97%, 12/22/12*(b).......       5,000
   5,000    Crown CLO, Series 02-1A, Class
              C, 3.42%, 12/22/12*(b)........       5,000
   1,033    EQCC Home Equity Loan Trust,
              Series 96-1, Class A4, 6.56%,
              3/15/23.......................       1,035
   1,022    FFCA Secured Lending Corp.,
              Series 99-1A, Class B2, 2.42%,
              9/18/25*(b)...................         998

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       4
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,264    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF1, Class M1,
              2.08%, 4/25/32*...............  $    2,210
  20,000    First Franklin Mortgage Loan
              Asset Backed Certificates,
              Series 02-FF4, Class M1,
              1.53%, 2/25/33*...............      19,988
   3,505    First USA Credit Card Master
              Trust, Series 96-6, Class B,
              1.78%, 7/10/06*...............       3,508
     350    First USA Credit Card Master
              Trust, Series 99-3, Class B,
              1.78%, 12/19/06*..............         351
   2,000    First USA Credit Card Master
              Trust, Series 98-4, Class B,
              1.72%, 3/18/08*...............       2,004
   4,500    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class A2,
              1.76%, 8/16/07*(b)............       4,487
   5,000    Fleet Commercial Loan Master,
              LLC, Series 00-1A, Class B2,
              2.06%, 11/16/07*(b)...........       4,973
   1,900    Fleet Commercial Loan Master,
              LLC, Series 02-1A, Class C1,
              3.51%, 11/16/09*(b)...........       1,897
     350    Fleet Credit Card Master Trust
              II, Series 99-B, Class A,
              1.62%, 1/15/07*...............         351
  16,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05.......................      16,837
   2,000    Ford Credit Floorplan Master
              Owner Trust, Series 01-1,
              Class B, 1.78%, 7/17/06*......       2,003
   8,000    GMAC Mortgage Corporation Loan
              Trust, Series 02-HE3, Class
              A3, 1.66%, 9/25/32*...........       8,000
   3,176    GMAC Mortgage Corporation Loan
              Trust, Series 02-GH1, Class
              A1, 1.68%, 8/25/33*...........       3,167
     375    Green Tree Home Improvement Loan
              Trust, Series 97-D, 1.64%,
              9/15/28*......................         376
   3,988    Green Tree Home Improvement Loan
              Trust, Series 98-C, Class A1B,
              1.60%, 7/15/29*...............       3,991
     536    Green Tree Home Improvement Loan
              Trust, Series 98-B, Class A1B,
              ARM, 1.64%, 11/15/29*.........         536
     377    Green Tree Home Improvement Loan
              Trust, Series 98-E, Class A1B,
              2.07%, 11/15/29*..............         376

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 5,000    Honda Auto Receivables Owner
              Trust, Series 02-2, Class A2,
              2.91%, 9/15/04................  $    5,031
  10,000    Household Automotive Trust,
              Series 02-2, Class A4, 1.72%,
              7/17/09*......................      10,029
      70    Household Consumer Loan Trust,
              Series 96-2, Class A1, 1.59%,
              8/15/06*......................          70
   4,159    Household Home Equity Loan
              Trust, Series 01-1, Class M,
              1.94%, 1/20/31*...............       4,101
   3,000    Household Private Label Credit
              Card Master Note, Series 02-3,
              Class B, 2.67%, 9/15/09*......       3,002
   2,000    Lakeshore Commercial Loan Master
              Trust, Series 98-AA, Class B2,
              2.34%, 7/25/07*(b)............       1,941
   2,789    Lehman Home Equity Loan Trust,
              Series 98-1, Class A1, 7.00%,
              5/25/28.......................       2,919
   3,300    MBNA Master Credit Card Trust,
              Series 96-K, Class B, 1.77%,
              3/15/06*......................       3,306
   1,500    MBNA Master Credit Card Trust,
              Series 99-C, Class B, 1.78%,
              10/16/06*.....................       1,500
   1,550    MBNA Master Credit Card Trust,
              Series 99-C, Class C, 2.22%,
              10/16/06*(b)..................       1,550
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class C, 7.45%,
              4/16/07.......................         163
     250    MBNA Master Credit Card Trust,
              Series 00-A, Class C, 7.90%,
              7/16/07.......................         271
     250    MBNA Master Credit Card Trust,
              Series 00-I, Class C, 7.65%,
              1/15/08.......................         276
   7,500    MBNA Master Credit Card Trust,
              Series 00-K, Class C, 2.22%,
              3/17/08*(b)...................       7,450
   5,000    MBNA Master Credit Card Trust,
              Series 01-B1, Class B1, 1.80%,
              10/15/08*.....................       4,997
   3,500    MBNA Master Credit Card Trust,
              Series 01-C1, Class C1, 3.13%,
              10/15/08*.....................       3,484

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       5

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   700    Merrill Lynch Home Equity Loan,
              Series 97-1, Class A, 1.56%,
              9/25/27*......................  $      694
   1,780    Merrill Lynch Mortgage
              Investment, Series 99-PNB1,
              Class A, 1.67%, 6/25/25*......       1,781
   7,250    Metris Master Trust, Series
              00-2, Class B, 1.99%,
              1/22/07*......................       6,954
   3,430    National City Auto Receivables
              Trust, Series 02-A, Class A2,
              3.00%, 1/15/05................       3,448
   2,500    National City Credit Card Master
              Trust, Series 02-1, Class B,
              1.92%, 1/15/09*...............       2,510
   1,846    Nationslink Funding Corp.,
              Series 99-SL, Class A1V,
              2.15%, 4/10/07*(b)............       1,851
   7,000    Nellie Mae, Inc., Series 96-1,
              Class CTFS, 2.05%,
              12/15/18*.....................       7,079
     885    Nissan Auto Receivables Owners
              Trust, Series 00-A, Class A4,
              7.17%, 8/16/04................         899
   5,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A3, 3.29%,
              9/15/06.......................       5,105
  10,891    Option One Mortgage Loan Trust,
              Series 99-1, Class A1, 6.40%,
              2/25/29*......................      11,285
   5,000    Option One Mortgage Loan Trust,
              Series 02-4, Class M1, 1.98%,
              7/25/32*......................       4,871
      90    PNC Student Loan Trust I, Series
              97-2, Class A7, 6.73%,
              1/25/07.......................          97
   3,500    Providian Gateway Master Trust,
              Series 02-B, Class A, 2.12%,
              6/15/09*(b)...................       3,500
   1,636    Residential Asset Securitization
              Trust, Series 98-A3, Class B1,
              6.50%, 4/25/13................       1,682
      95    Residential Funding Mortgage
              Securities Trust II, Series
              97-HS5, Class M1, 7.01%,
              5/25/27.......................          95
  11,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI2, Class AI7, 6.94%,
              4/25/26*......................      11,873
   5,000    Residential Funding Mortgage
              Securities, Inc., Series
              01-HI4, Class A7, 6.74%,
              10/25/26*.....................       5,380
   2,800    Saxon Asset Securities Trust,
              Series 00-1, Class MV2, 2.65%,
              2/25/30*......................       2,773

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $    89    Saxon Asset Securities Trust,
              Series 00-2, Class AV1, 1.93%,
              7/25/30*......................  $       89
     875    Sears Credit Account Master
              Trust, Series 97-1, Class A,
              6.20%, 7/16/07................         887
   1,833    Sears Credit Account Master
              Trust, Series 00-1, Class A,
              7.25%, 11/15/07...............       1,880
  13,500    Sears Credit Account Master
              Trust, Series 00-3, Class B,
              1.80%, 10/16/08*..............      13,313
   2,000    Sears Credit Account Master
              Trust, Series 01-3, Class A,
              1.67%, 9/15/10*...............       1,991
     296    Securitized Asset Sales, Inc.,
              Series 93-2, Class B3, 6.50%,
              7/25/08.......................         295
   2,617    Southern Pacific Secured Assets
              Corp., Series 97-2, Class A1,
              1.61%, 5/25/27*...............       2,617
   5,335    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08.................       6,058
     497    Structured Asset Securities
              Corp., Series 97-1, Class B2,
              5.12%, 11/15/26*..............         507
   5,000    Student Loan Marketing
              Association, Series 97-3,
              2.04%, 10/25/12*..............       4,872
   1,000    Student Loan Marketing
              Association, Series 98-1,
              2.18%, 12/25/14*..............         971
   4,000    Textron Financial Corp.,
              Receivables Trust, Series
              01-A, Class A3, 1.76%,
              2/20/09*(b)...................       3,995
     999    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11.......................       1,072
   5,000    Toyota Auto Receivables Owner
              Trust, Series 02-B, Class A3,
              3.76%, 6/15/06*...............       5,143
   3,000    Toyota Auto Receivables Owner
              Trust, Series 01-B, Class A4,
              1.52%, 10/15/07*..............       3,003
     898    UCFC Home Equity Loan, Series
              97-C, Class A7, 6.85%,
              1/15/29.......................         942

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       6
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 5,000    Wachovia Asset Securitization,
              Inc., Series 02-HE1, Class A,
              1.75%, 9/27/32*...............  $    4,990
   7,387    Washington Mutual, Series
              02-AR5, Class 2A7, 5.70%,
              6/25/32.......................       7,550
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A3, 3.81%,
              2/20/07.......................       5,141
   5,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................       5,230
                                              ----------
  Total Asset Backed Securities                  629,478
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.8%):
   2,955    ABN AMRO Mortgage Corp., Series
              98-2, Class IA2, 6.30%,
              4/25/29.......................       3,040
   1,110    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20......................       1,234
   8,427    Bear Stearns Alt-A Trust, Series
              02-2, Class M1, 2.38%,
              12/25/32*(b)..................       8,427
   7,416    Bear Stearns Alt-A Trust, Series
              02-2, Class M2, 3.13%,
              12/25/32*(b)..................       7,416
  20,220    Bear Stearns Asset Backed
              Securities, Inc., Series
              01-AC2, Class AIO, 8.00%,
              4/25/04, IO...................       1,792
     292    BHN Mortgage Fund, Series 97-1,
              Class A1, 2.83%, 3/25/11 (b)
              (c)...........................          17
      40    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%, 5/31/17 (b)
              (c)...........................           2
   3,571    Cendant Mortgage Corp., Series
              01-A, Class A2, 1.88%,
              1/25/32*......................       3,571
     154    Chemical Mortgage Acceptance
              Corp., Series 88-2, Class A,
              7.41%, 5/25/18*...............         155
   2,091    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09................       2,149
     916    Citicorp Mortgage Securities,
              Inc., Series 88-17, Class A1,
              4.22%, 11/25/18*..............         915
     618    Citicorp Mortgage Securities,
              Inc., Series 93-10, Class A6,
              2.59%, 9/25/23*...............         623

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   196    Citicorp Mortgage Securities,
              Inc., Series 95-03, Class B3,
              7.50%, 11/25/25...............  $      201
     254    Citicorp Mortgage Securities,
              Inc., Series 98-8, Class A1,
              6.75%, 9/25/28................         257
   1,543    Citicorp Mortgage Securities,
              Inc., Series 00-3, Class M,
              7.00%, 9/25/30................       1,614
     274    CMC Securities Corp., III,
              Series 94-D, Class A1, 6.00%,
              3/25/24.......................         278
     471    Collateralized Mortgage
              Obligation Trust, Series 50-B,
              0.00%, 10/1/18, PO............         414
     633    Collateralized Mortgage
              Obligation Trust, Series 49,
              Class C, 9.00%, 10/1/18.......         638
   1,403    Countrywide Funding Corp.,
              Series 94-4, Class A12, 6.95%,
              4/25/24.......................       1,431
   4,495    Countrywide Home Loans, Series
              02-HYB1, Class 5A2, 5.37%,
              7/19/32*......................       4,527
   3,550    Countrywide Home Loans, Series
              02-HYB1, Class B1, 5.57%,
              7/19/32.......................       3,614
   2,000    Countrywide Home Loans, Series
              02-HYB1, Class M, 5.57%,
              7/19/32.......................       2,028
   2,807    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 02-FL1A, Class B,
              2.22%, 1/15/10*(b)............       2,807
   2,000    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class B,
              1.82%, 9/15/13*(b)............       1,993
  13,000    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-FL2A, Class C,
              2.17%, 9/15/13*(b)............      12,923
     180    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 92-5, Class 2A, 4.63%,
              1/25/23*......................         181
   8,295    Credit Suisse First Boston
              Mortgage Securities Corp.,
              Series 01-26, Class 3A1,
              7.50%, 11/25/31...............       8,544
   3,906    Crusade Global Trust, Series
              02-1, Class A, 1.58%,
              2/20/33*......................       3,905
   7,499    First Republic Mortgage Loan
              Trust, Series 00-FRB2, Class
              A1, 1.67%, 11/15/30*..........       7,395

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       7

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   447    GE Capital Mortgage Services,
              Inc., Series 93-13, Class A6,
              6.00%, 10/25/08...............  $      457
     382    GE Capital Mortgage Services,
              Inc., Series 98-13, Class A9,
              6.25%, 8/25/28................         384
   1,000    GMAC, Series 01-WTCA, Class B,
              0.00%, 9/9/15 (b).............         880
   4,414    Impac CMB Trust, Series 01-1,
              Class A2, 1.80%, 7/25/31*.....       4,421
   4,858    Impac CMB Trust, Series 02-5,
              Class A1, 1.75%, 7/25/32*.....       4,858
   8,964    Impac CMB Trust, Series 02-2,
              Class A1, 1.66%, 8/25/32*.....       8,937
   7,984    Impac CMB Trust, Series 02-8,
              Class A, 1.84%, 3/25/33*......       7,984
   1,500    Impac Secured Assets CMN Owner
              Trust, Series 92-2, Class A7,
              7.50%, 1/25/30................       1,559
   4,838    Interstar Millennium Trust,
              Series 02-1G, Class A2, 1.94%,
              7/7/34*.......................       4,831
   2,000    Lehman Brothers, Series 01-LLFA,
              Class D, 1.83%, 8/16/13*(b)...       2,004
   3,590    Lehman Brothers, Series 02-LLFA,
              Class D, 1.85%, 6/14/17*(b)...       3,591
     825    Mellon Residential Funding
              Corp., Series 98-1, Class A4,
              6.50%, 2/25/28................         830
   1,617    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B1, 2.42%, 9/15/30*...........       1,608
     808    Mellon Residential Funding
              Corp., Series 02-TBC1, Class
              B2, 2.82%, 9/15/30*...........         806
   8,275    Mellon Residential Funding
              Corp., Series 01-TBC1, Class
              B1, 2.30%, 11/15/31*..........       8,304
   3,500    Mellon Residential Funding
              Corp., Series 02-TBC2, Class
              B1, 2.27%, 8/15/32*...........       3,454
   3,272    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20......       3,592
     956    Norwest Asset Securities Corp.,
              Series 97-5, Class M, 7.00%,
              4/25/12.......................         980
     502    Paine Webber Mortgage Acceptance
              Corp., Series 93-9, Class A4,
              7.00%, 10/25/23...............         510

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,371    PNC Mortgage Securities Corp.,
              Series 98-2, Class 3B1, 6.75%,
              3/25/13.......................  $    2,412
     986    PNC Mortgage Securities Corp.,
              Series 98-3, Class 1B1, 6.75%,
              4/25/13.......................       1,015
     700    PNC Mortgage Securities Corp.,
              Series 93-12, Class S2,
              20.10%, 12/25/23, IF*.........         809
   1,692    PNC Mortgage Securities Corp.,
              Series 97-3, Class 1B1, 7.00%,
              5/25/27.......................       1,690
   2,724    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       2,757
     639    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*...........................         653
     300    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A7, 3.91%, 12/25/23*....         300
     916    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A8, 21.83%, 12/25/23,
              IF*...........................         961
      31    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF*...........................          31
   3,049    Residential Accredited Loans,
              Inc., Series 98-QS3, Class M1,
              6.50%, 2/25/13................       3,141
   4,807    Residential Accredited Loans,
              Inc., Series 02-QS14, Class
              A8, 1.93%, 9/25/32*...........       4,820
     362    Residential Funding Mortgage
              Securities, Series 93-S42,
              Class A9, 10.50%, 10/25/08*...         383
     189    Residential Funding Mortgage
              Securities, Series 94-S1,
              Class A10, 6.75%, 1/25/24.....         193
   6,187    Residential Funding Mortgage
              Securities, Series 01-S15,
              Class A11, 6.75%, 7/25/31.....       6,219
   1,861    Ryland Mortgage Securites Corp.,
              Series 94-2, Class B1, 9.11%,
              4/25/29*......................       1,857
     885    Salomon Brothers Mortgage
              Securities, Series 87-2, Class
              A, 6.98%, 12/25/17*...........         892

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       8
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   301    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.......................  $      319
     124    Sears Mortgage Securities
              Services Corp., Series 92-18A,
              Class A3, 5.23%, 9/25/22*.....         120
     568    Securitized Asset Sales, Inc.,
              Series 93-7, Class TA3, 6.25%,
              12/25/23......................         579
   5,000    Sequoia Mortgage Trust, Series
              12, Class A, 1.87%,
              1/20/33*......................       5,000
   3,966    Sequoia Mortgage Trust, Series
              11, Class A, 2.36%,
              12/20/33*.....................       3,944
   8,444    Structured Asset Securities
              Corp., Series 01-19, Class
              2A3, 6.50%, 1/25/32...........       9,068
     626    Structured Asset Securities
              Corp., Series 99-ALS1, Class
              B1, 6.90%, 5/25/29............         650
     256    Structured Asset Securities
              Corp., Series 01-8A, Class
              1A1, 8.00%, 5/25/31...........         267
   6,664    Structured Asset Securities
              Corp., Series 02-HF1, Class A,
              1.67%, 1/25/33*...............       6,641
  10,000    Washington Mutual, Series
              02-AR4, Class A7, 5.57%,
              4/25/32*......................      10,259
   3,305    Washington Mutual, Series
              02-AR4, Class A5, 5.57%,
              4/25/32*......................       3,307
   3,781    Washington Mutual, Series 02-AR5
              Class I-A4, 4.84%, 6/25/32*...       3,832
  17,088    Washington Mutual, Series
              02-AR8, Class A2B, 4.58%,
              8/25/32.......................      17,319
   2,250    Washington Mutual, Series
              02-AR8, Class A3, 4.25%,
              9/25/32*......................       2,278
  12,500    Washington Mutual, Series
              02-AR15, Class A2, 3.54%,
              11/25/32......................      12,611
     831    Westpac Securitization Trust,
              Series 99-1G, Class A, 1.62%,
              5/19/30*......................         831
                                              ----------
  Total Collateralized Mortgage Obligations      247,239
                                              ----------
CORPORATE BONDS (2.6%):
Airlines (0.4%):
   5,500    American Airlines, Series 02-1,
              Class G, 2.42%, 3/23/09*......       5,498

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
 $   300    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12...........  $      318
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14 (c)....................         388
                                              ----------
                                                   6,204
                                              ----------
Banking, Finance & Insurance (1.5%):
   1,000    Bear Stearns Co., Inc., 6.25%,
              7/15/05.......................       1,091
   2,000    Cit Group Inc., 7.50%,
              11/14/03......................       2,080
   1,500    Cit Group, Inc., Series MTN1,
              1.62%, 12/5/03*...............       1,489
   1,000    Ford Motor Credit Co., 7.50%,
              1/15/03.......................       1,001
   3,000    Ford Motor Credit Co., 3.71%,
              10/25/04*.....................       2,880
   1,000    Ford Motor Credit Co., 2.26%,
              7/18/05, Series MTN*..........         902
   1,925    General Motors Acceptance Corp.,
              Series MTN, 2.56%, 1/20/04*...       1,898
   2,080    GMAC, 6.13%, 9/15/06............       2,115
     255    GMAC, 7.25%, 3/2/11.............         260
   1,000    Household Finance Corp., 7.88%,
              3/1/07........................       1,118
     400    MGIC Investment Corp., 6.00%,
              3/15/07.......................         430
   1,150    Morgan Stanley Dean Witter,
              5.80%, 4/1/07.................       1,249
   5,000    PNC Funding Corp., 2.20%,
              10/29/04*.....................       4,988
   1,250    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06.....       1,354
   1,195    Unionbancal Corp., 5.75%,
              12/1/06.......................       1,276
                                              ----------
                                                  24,131
                                              ----------
Multimedia (0.2%):
   2,000    AOL Time Warner, Inc., 5.63%,
              5/1/05........................       2,046
     500    Comcast Cable Communications,
              8.13%, 5/1/04.................         527
                                              ----------
                                                   2,573
                                              ----------
Transportation & Shipping (0.0%):
     641    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)....................         488
                                              ----------

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       9

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities (0.0%):
 $   700    Appalachian Power Co., Series E,
              4.80%, 6/15/05................  $      703
                                              ----------
YANKEE & EURODOLLAR (0.5%):
   3,000    Banponce Corp., 6.75%,
              12/15/05......................       3,330
   1,000    British Telecom, 2.71%,
              12/15/03......................       1,007
   4,600    Household Netherlands BV, 6.20%,
              12/1/03.......................       4,732
                                              ----------
                                                   9,069
                                              ----------
  Total Corporate Bonds                           43,168
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (38.4%):
Fannie Mae (18.8%):
       6    6.50%, 11/1/03, Pool #44174.....           6
     225    5.75%, 9/1/06, Pool #411526.....         229
   4,037    8.00%, 11/25/06, Series 91-150,
              Class G.......................       4,321
   1,000    2.91%, 10/25/07, Series 92-179,
              Class FB*.....................       1,051
     723    3.51%, 10/25/07, Series 92-187,
              Class FA*.....................         727
   1,932    2.83%, 11/25/07, Series 92-190,
              Class F*......................       1,968
     322    6.50%, 11/25/07, Series 93-78,
              Class G.......................         333
     846    7.00%, 1/1/08, Pool #124660.....         901
       9    13.52%, 2/25/08, Series 94-33,
              Class SA*.....................           9
   5,000    6.00%, 3/25/08, Series 93-209,
              Class H.......................       5,209
     176    6.50%, 4/25/08, Series 93-52,
              Class K.......................         182
      85    3.51%, 5/25/08, Series 93-63,
              Class FA*.....................          84
     136    3.56%, 5/25/08, Series 93-93,
              Class FC*.....................         137
     888    8.70%, 8/25/08, Series 93-129,
              Class C, IF*..................         900
   1,986    6.50%, 9/1/08, Pool #253996.....       2,056
   3,236    3.51%, 9/25/08, Series 93-186,
              Class F*......................       3,250
     688    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................         752
   1,910    6.00%, 11/25/08, Series 93-212,
              Class Z.......................       1,947
     110    1.86%, 3/25/09, Series 94-89,
              Class FA......................         110

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   209    5.06%, 5/1/09, Pool #433995*....  $      214
  18,071    1.88%, 5/25/09, Series 02-27,
              Class FW*.....................      18,066
     330    4.80%, 6/1/09, Pool #433992*....         335
   1,567    6.00%, 7/1/09, Pool #252635.....       1,664
   4,042    6.00%, 5/18/10, Series 98-30,
              Class TD......................       4,073
     131    7.50%, 8/1/10, Pool #139597.....         139
     340    7.50%, 8/1/10, Pool #139598.....         361
     582    7.50%, 10/1/10, Pool #139596....         619
     507    7.00%, 12/1/10, Pool #325522....         540
     570    6.00%, 1/25/11, Series 01-61,
              Class VR......................         602
   3,490    5.50%, 1/1/12, Pool #629664.....       3,674
      58    7.50%, 5/18/12, Series 97-34,
              Class VC, CMO.................          58
  14,538    7.00%, 7/18/12, Series 97-46,
              Class PT......................      15,553
  13,362    6.00%, 8/25/12, Series 01-69,
              Class IC, IO..................         656
   8,365    5.50%, 9/1/12, Pool #254470.....       8,807
     644    8.00%, 9/1/12, Pool #576799.....         694
   4,918    5.00%, 11/1/12, Pool #254508....       5,099
   5,958    5.00%, 11/1/12, Pool #254584....       6,177
   5,502    5.50%, 11/1/12, Pool #254542....       5,792
   1,542    8.00%, 11/1/12, Pool #535710....       1,669
   4,615    7.00%, 3/1/14, Pool #583108.....       4,908
     414    7.00%, 5/1/14, Pool #250045.....         443
     669    6.00%, 8/1/14, Pool #598032.....         707
   2,700    6.00%, 10/25/14, Series 02-12,
              Class PD......................       2,850
     705    8.50%, 11/1/14, Pool #533321....         775
   5,594    6.50%, 12/25/14, Series 01-45,
              Class PD......................       5,997
   2,476    5.95%, 3/1/15, Pool #207335,
              ARM*..........................       2,559
      14    5.00%, 6/1/15, Pool #28023,
              ARM*..........................          15
  10,866    5.66%, 8/1/15, Pool #323127*....      11,324
      49    5.00%, 10/1/15, Pool #28032,
              ARM*..........................          50
     105    8.00%, 2/1/16, Pool #594600.....         113
   4,476    7.00%, 3/1/16, Pool #633691.....       4,770
     731    6.50%, 4/1/16, Pool #344051.....         762
     993    8.00%, 5/1/16, Pool #605390.....       1,067
     738    8.00%, 7/1/16, Pool #600171.....         793
   1,533    6.50%, 8/1/16, Pool #38038*.....       1,607

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       10
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   762    8.00%, 8/1/16, Pool #605439.....  $      823
     994    8.00%, 9/1/16, Pool #618811.....       1,074
     467    8.00%, 10/1/16, Pool #624652....         502
   8,926    5.50%, 11/1/16, Pool #618192....       9,271
     257    5.25%, 3/1/17, Pool #47109*.....         264
   1,115    5.50%, 4/25/17, Series 02-18,
              Class PC......................       1,192
   1,091    8.50%, 8/1/17, Pool #454028.....       1,188
  34,306    2.20%, 11/25/17, Series 02-77,
              Class FY*.....................      34,328
   1,500    9.53%, 11/25/17, Series 02-74,
              Class SD*.....................       1,523
     465    3.96%, 5/1/18, Pool #75505,
              ARM*..........................         475
     159    4.32%, 6/1/18, Pool #70793,
              ARM*..........................         158
     484    1.96%, 6/25/18, Series 88-15,
              Class B*......................         490
   1,175    4.01%, 11/1/18, Pool #105527,
              ARM*..........................       1,198
   3,237    4.56%, 11/1/18, Pool #313539*...       3,327
      25    7.25%, 2/1/19, Pool #66224,
              ARM*..........................          25
      64    8.75%, 11/25/19, Series 89-77,
              Class J.......................          72
      18    9.00%, 11/25/19, Series 89-89,
              Class H.......................          21
     925    6.02%, 1/1/20, Pool #90031, 1
              Year CMT ARM*.................         967
     361    5.27%, 5/1/20, Pool #96195*.....         369
   1,337    10.00%, 6/25/20, Series 90-64,
              Class Z.......................       1,559
   1,804    4.37%, 7/1/20, Pool #133558, 1
              Year CMT ARM*.................       1,841
   4,851    6.00%, 9/25/20, Series 01-74,
              Class PA......................       4,987
     658    4.41%, 12/1/20, Pool #116590, 1
              Year CMT ARM*.................         676
     798    3.74%, 12/25/20, Series 90-145,
              Class A*......................         792
     560    4.58%, 4/1/21, Pool #70983, 1
              Year CMT ARM*.................         575
     215    9.00%, 8/1/21, Pool #348983.....         240
      27    5.76%, 8/25/21, Series 93-38,
              Class V.......................          27
   1,921    8.00%, 10/25/21, Series 91-142,
              Class Pl......................       2,129
     181    4.36%, 11/1/21, Pool #124510, 1
              Year CMT ARM*.................         186

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,679    6.55%, 12/25/21, Series 93-137,
              Class PH......................  $    3,744
       5    8103.75%, 5/25/22, Series 92-91,
              Class SQ, IE..................         945
   6,529    7.00%, 7/25/22, Series 92-112,
              Class GB......................       6,990
   1,486    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       1,631
     163    7.25%, 8/1/22, Pool #234575.....         176
      93    5.40%, 8/25/22, Series 92-154,
              Class SA, CMO, IO.............           9
     255    7.25%, 9/1/22, Pool #184013.....         273
     218    7.25%, 9/1/22, Pool #209164.....         234
     186    7.25%, 9/1/22, Pool #198429.....         199
     150    6.50%, 1/25/23, Series 94-51,
              Class PH, CMO*................         156
     550    4.52%, 3/1/23, Pool #202670, 6
              Month CD, ARM*................         563
   4,679    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       4,167
     141    7.50%, 6/1/23, Pool #50748......         152
   4,230    5.00%, 7/25/23, Series 94-30,
              Class JA......................       4,393
     195    6.50%, 7/25/23, Series 93-119,
              Class H*......................         209
   1,015    15.10%, 7/25/23, Series 93-119,
              Class S*......................       1,078
     340    6.50%, 8/18/23, Series 97-63,
              Class PD......................         344
   5,189    13.45%, 10/25/23, Series 97-40,
              Class SM*.....................       5,460
     358    4.73%, 11/1/23, Pool #241828,
              ARM*..........................         370
   2,525    3.81%, 11/25/23, Series 93-208,
              Class FD*.....................       2,538
  10,000    6.90%, 11/25/23, Series 94-62,
              Class PH......................      10,711
     106    6.00%, 12/25/23, Series 94-51,
              Class PH*.....................         109
   1,668    13.42%, 12/25/23, Series 93-225,
              Class VS*.....................       1,802
      93    4.26%, 4/1/24, Pool #276617*....          95
     335    8.50%, 10/1/24, Pool #345876....         367
     279    7.50%, 11/1/24, Pool #331955....         296
   2,233    8.00%, 11/25/24, Series 95-4,
              Class PB......................       2,344
      90    9.00%, 4/1/25, Pool #370122.....         101

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       11

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    93    5.59%, 7/1/25, Pool #326092.....  $       96
     128    9.00%, 8/1/25, Pool #361354.....         143
     664    5.04%, 6/1/26, Pool #313555*....         683
   3,470    4.89%, 8/1/26, Pool #423291*....       3,587
     177    4.51%, 9/1/26, Pool #368815*....         183
     117    4.20%, 11/1/26, Pool #363030*...         120
   4,118    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       4,029
     175    4.64%, 12/1/26, Pool #368111*...         181
     689    7.00%, 3/1/27, Pool #595470.....         731
   1,030    4.60%, 7/1/27, Pool #70179*.....       1,048
      28    5.20%, 7/1/27, Pool #123496,
              ARM*..........................          29
   1,800    7.50%, 10/20/27, Series 97-74,
              Class E.......................       1,931
     171    4.55%, 1/1/28, Pool #60679,
              ARM*..........................         176
     388    4.74%, 11/1/28, Pool #541969*...         401
   2,872    6.03%, 12/1/28, Pool #535984*...       3,010
   1,619    4.97%, 3/1/29, Pool #576757*....       1,678
     249    5.22%, 5/1/29, Pool #323798,
              ARM*..........................         259
     632    0.00%, 6/25/29, Series 01-11,
              Class AP, PO..................         628
     312    5.57%, 11/1/29, Pool #524833*...         325
     523    5.24%, 4/1/30, Pool #532523*....         541
     860    7.82%, 5/1/30, Pool #540206,
              ARM*..........................         913
     263    4.47%, 7/1/30, Pool #546016*....         271
     680    4.69%, 7/1/30, Pool #523628*....         703
     536    4.00%, 8/1/30, Pool #561814*....         548
   1,329    7.50%, 10/1/30, Pool #567874....       1,412
   1,381    6.94%, 11/1/30, Pool #594577,
              ARM*..........................       1,444
   1,008    12.00%, 11/1/30, Pool #
              570566*.......................       1,177
   1,029    4.86%, 1/1/31, Pool #124945, 1
              Year CMT ARM*.................       1,059
     403    4.94%, 2/1/31, Pool #581263*....         414
      83    6.29%, 2/1/31, Pool #562809,
              ARM*..........................          87

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $18,103    1.67%, 2/17/31, Series 01-9,
              Class F*......................  $   18,204
   1,995    5.99%, 5/1/31, Pool #579354*....       2,098
   2,120    6.29%, 5/1/31, Pool #574565,
              ARM*..........................       2,191
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................       1,123
   1,305    4.65%, 8/1/31, Pool #607995,
              ARM*..........................       1,341
   3,583    6.50%, 11/1/31, Pool #610671....       3,734
   1,304    5.43%, 3/1/38, Pool #545182,
              ARM*..........................       1,356
                                              ----------
                                                 315,293
                                              ----------
Freddie Mac (15.5%):
      73    7.50%, 7/15/06, Series 1106,
              Class E.......................          73
  20,000    4.00%, 8/15/07, Series 2485,
              Class CB......................      20,290
   2,374    7.50%, 12/15/07, Series 1449,
              Class HA......................       2,496
   5,000    4.50%, 4/15/08, Series 2517,
              Class PG......................       5,168
     340    6.75%, 4/15/08, Series 1506,
              Class PH......................         358
     665    6.00%, 5/15/08, Series 1511,
              Class L.......................         666
   2,616    6.50%, 5/15/08, Series 1513,
              Class AD, CMO.................       2,712
   2,572    2.44%, 8/15/08, Series 1575,
              Class F*......................       2,592
     774    3.24%, 10/15/08, Series 1600,
              Class FB*.....................         787
   5,913    6.00%, 11/1/08, Pool #M80717....       6,142
   4,331    10.58%, 11/15/08, Series 1604,
              Class MB, IF*.................       4,623
   5,232    10.86%, 12/15/08, Series 1625,
              Class SC, IF*.................       5,728
   1,213    3.76%, 1/15/09, Series 1659,
              Class FC*.....................       1,228
     379    7.00%, 4/1/09, Pool #E00293.....         404
   1,960    6.50%, 5/15/09, Series 1628,
              Class LC......................       2,106

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       12
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   561    7.50%, 8/1/09, Gold Pool
              #G10740.......................  $      598
   5,619    1.92%, 10/15/09, Series 2517,
              Class FE*.....................       5,625
     703    8.00%, 12/1/09, Pool #G10314....         756
   6,327    7.00%, 1/1/10, Pool #E84820.....       6,745
      16    8.00%, 1/1/10, Gold Pool
              #E00355.......................          17
     569    8.00%, 1/1/10, Pool #G10307.....         612
      68    8.00%, 4/1/10, Gold Pool
              #E00371.......................          73
   1,913    6.00%, 4/15/10, Series 2388,
              Class LJ......................       1,945
   2,604    6.50%, 9/1/10, Pool #E80051.....       2,767
   1,784    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,901
     453    6.00%, 6/15/11, Series 2366,
              Class VG......................         490
     199    7.00%, 8/1/11, Pool #E20257.....         212
   1,058    6.00%, 9/15/11, Series 2120,
              Class PH......................       1,072
   1,000    6.00%, 3/15/12, Series 2115,
              Class PD......................       1,053
   4,036    5.00%, 9/1/12, Pool #E91503.....       4,167
  12,098    5.00%, 9/1/12, Pool #E91563.....      12,489
   1,540    5.00%, 9/1/12, Pool #E91154.....       1,590
   1,049    5.00%, 9/1/12, Pool #E91502.....       1,083
   1,754    5.50%, 9/1/12, Pool #E91506.....       1,839
     225    8.00%, 10/15/12, Series 2006,
              Class I, CMO..................          33
  21,195    6.50%, 8/1/13, Pool #G11135.....      22,508
     550    0.00%, 8/15/13, Series 2299,
              Class DP, PO..................         542
     863    8.00%, 9/1/13, Pool #E81098.....         923
     869    15.09%, 10/15/13, Series 1607,
              Class SA, IF*.................       1,011
   2,889    6.00%, 8/1/14, Pool #E81098.....       3,047
     365    5.50%, 4/15/15, Series 2323,
              Class PA......................         366
   1,629    6.50%, 6/1/16, Pool #E84252.....       1,724
   2,206    6.50%, 6/1/16, Pool #E84244.....       2,333
   2,506    6.50%, 8/1/16, Pool #E85148.....       2,651
   1,455    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,576
     674    8.00%, 9/1/16, Pool #E85304.....         728
   2,761    6.50%, 10/1/16, Pool #E85989....       2,920

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,644    2.02%, 12/15/16, Series 2390,
              Class FL*.....................  $    1,645
   3,923    6.00%, 4/1/17, Pool #E89007.....       4,106
     894    8.00%, 6/1/17, Gold Pool
              #C90178.......................         966
  15,000    6.56%, 12/15/17, Series 2545,
              Class S*......................      15,069
     268    5.28%, 3/1/18, Pool #775209,
              ARM*..........................         275
     884    5.41%, 5/1/18, Pool #840160*....         915
      77    5.13%, 6/1/18, Pool # 770223*...          79
     379    4.73%, 8/1/18, Pool #775361,
              ARM*..........................         388
     121    4.07%, 2/1/19, Pool #420108*....         123
      10    4.91%, 2/1/19, Pool #755033*....          10
   1,231    4.56%, 7/1/19, Pool #846489*....       1,273
     380    6.67%, 8/1/19, Pool #645036*....         398
      26    4.61%, 1/1/20, Pool #420166*....          27
   4,077    5.50%, 4/15/20, Series 2422,
              Class PA......................       4,171
     433    11.98%, 5/15/20, Series 2289,
              Class NA*.....................         529
   3,000    6.50%, 6/17/20, Series 40, Class
              H.............................       3,086
     975    6.00%, 11/15/20, Series 1657,
              Class G.......................       1,008
     232    5.05%, 1/1/21, Pool #775425,
              ARM*..........................         238
     680    2.39%, 4/15/21, Series 1071,
              Class F, CMO*.................         685
   6,856    3.50%, 11/15/21, Series 1584,
              Class HA......................       6,883
      33    6.47%, 12/1/21, Pool #645083*...          34
      48    7.85%, 12/20/21, Pool
              #2314478......................          52
     148    3.18%, 2/25/22, Series 23, Class
              FH*...........................         150
     947    7.50%, 5/15/22, Series 1464,
              Class H.......................         960
     373    5.09%, 6/1/22, Pool #846013*....         387
     130    5.23%, 6/1/22, Pool #960036,
              ARM*..........................         138
     627    8.00%, 8/15/22, Series 1343,
              Class LA......................         667

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       13

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   500    2.59%, 9/15/22, Series 1370,
              Class JA*.....................  $      513
     720    3.79%, 10/15/22, Series 1379,
              Class W*......................         734
     211    14.69%, 10/15/22, Series 1673,
              Class S, IF*..................         214
  13,501    7.52%, 10/25/22, Series 1, Class
              S, IO.........................       1,798
     280    6.75%, 11/15/22, Series 1552,
              Class H.......................         292
   3,919    5.13%, 1/1/23, Pool #611299*....       4,074
   6,246    5.52%, 1/1/23, Pool #611203*....       6,491
     989    5.96%, 2/1/23, Pool #845297*....       1,029
   8,561    0.00%, 3/15/24, Series 1689,
              Class M, PO...................       7,746
   1,945    6.10%, 3/15/24, Series 1710,
              Class Z.......................       1,968
     490    5.09%, 4/1/24, Pool #755288*....         509
     353    9.00%, 2/1/25, Pool #C00387.....         392
   3,954    8.00%, 2/15/25, Series 1771,
              Class PK......................       4,222
     180    5.80%, 6/1/25, Pool #846144,
              ARM*..........................         188
     783    8.00%, 12/15/25, Series 2193,
              Class PS, IO, IF*.............          72
     537    5.09%, 6/1/26, Pool #785586, 1
              Year CMT ARM*.................         555
   2,551    5.28%, 12/1/26, Pool #785866,
              ARM*..........................       2,628
     868    5.37%, 12/1/26, Pool #755248*...         902
   1,222    5.24%, 1/1/27, Pool #611141*....       1,275
     922    6.00%, 5/15/27, Series 1981,
              Class Z.......................         965
   1,772    4.93%, 8/1/27, Pool #788688*....       1,821
   1,287    4.92%, 11/1/27, Pool #788665*...       1,322
   1,364    8.00%, 11/1/27, Pool #421016....       1,485
   4,397    6.50%, 11/15/27, Series 2461,
              Class PE......................       4,609
   2,606    5.26%, 12/1/27, Pool #846774*...       2,700
     107    7.50%, 5/1/28, Pool #C35263.....         115
   3,600    6.75%, 5/15/28, Series 2057,
              Class PE......................       3,826

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,015    5.13%, 7/1/28, Pool #788664*....  $    1,045
     822    8.50%, 7/1/28, Gold Pool
              #G00981.......................         890
     120    4.47%, 11/1/28, Pool #410885*...         123
   3,637    9.10%, 9/15/29, Series 2456,
              Class YE*.....................       3,718
   1,528    4.53%, 10/1/29, Pool #786902*...       1,569
      64    6.14%, 11/1/29, Pool #410732*...          65
     226    5.07%, 12/1/29, Pool #846716*...         236
   1,065    6.34%, 1/1/30, Pool #645242*....       1,114
     935    5.26%, 4/1/30, Pool #846812*....         973
     165    4.02%, 7/1/30, Pool #390257*....         168
   4,943    5.09%, 7/1/30, Pool #611278*....       5,160
   1,176    7.50%, 10/15/30, Series 2261,
              Class ZY......................       1,262
      40    0.00%, 5/15/31, Series 2318,
              Class PO......................          40
   4,065    6.50%, 4/1/32, Pool #C66034.....       4,238
     865    0.00%, 1/1/49, Series T-51,
              Class 1APO....................         671
                                              ----------
                                                 258,748
                                              ----------
Government National Mortgage Assoc. (4.1%):
      36    5.75%, 7/20/15, Pool #8056,
              ARM*..........................          38
     233    5.38%, 1/20/16, Pool #8094*.....         242
      72    5.38%, 1/20/16, Pool #8092*.....          74
     394    5.38%, 2/20/16, Pool #8100*.....         404
     260    5.38%, 5/20/16, Pool #8127,
              ARM*..........................         268
      88    5.38%, 6/20/16, Pool #8137,
              ARM*..........................          90
     111    6.63%, 12/20/16, Pool #28178*...         115
     119    5.38%, 3/20/17, Pool #8204*.....         122
     108    5.38%, 3/20/17, Pool #8205*.....         111
     309    5.38%, 5/20/17, Pool #8224*.....         318
     263    5.75%, 7/20/17, Pool #8242*.....         271
      45    5.75%, 7/20/17, Pool #8240*.....          47

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       14
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    86    5.75%, 7/20/17, Pool #8243*.....  $       89
   1,152    5.75%, 8/20/17, Pool #8252*.....       1,186
     257    6.63%, 10/20/17, Pool #8276*....         265
      85    6.63%, 11/20/17, Pool #8283*....          87
      60    6.63%, 12/20/17, Pool #8294*....          62
     144    6.63%, 12/20/17, Pool #8296*....         149
     203    5.38%, 2/20/18, Pool #8318*.....         209
     183    5.38%, 2/20/18, Pool #8320*.....         188
     118    5.38%, 3/20/18, Pool #8333*.....         123
      75    5.38%, 3/20/18, Pool #8332*.....          77
      66    5.38%, 4/20/18, Pool #8342*.....          68
      48    6.25%, 8/20/18, Pool #8391*.....          49
     166    5.38%, 10/20/18, Pool #8417*....         173
     136    6.63%, 10/20/18, Pool #8416*....         141
      56    5.38%, 3/20/19, Pool #8474,
              ARM*..........................          58
     130    5.75%, 8/20/19, Pool #8537*.....         136
     415    5.75%, 9/20/19, Pool #8548*.....         427
      47    5.38%, 4/20/20, Pool #8630*.....          49
      57    5.38%, 6/20/20, Pool #8656*.....          59
      85    5.38%, 6/20/20, Pool #8653*.....          88
      93    6.63%, 10/20/20, Pool #8704*....          96
     116    7.13%, 12/20/20, Pool #8727*....         120
     183    7.85%, 12/20/20, Pool #289683...         200
     285    7.85%, 12/20/20, Pool #289712...         311
     789    5.38%, 1/20/21, Pool #8738*.....         810
      60    7.85%, 1/20/21, Pool #289660....          65
   1,006    5.38%, 3/20/21, Pool #8762*.....       1,033
     329    5.38%, 5/20/21, Pool #8785*.....         338
     107    5.38%, 5/20/21, Pool #8786,
              ARM*..........................         110
      60    5.38%, 5/20/21, Pool #8784*.....          61
     295    5.38%, 6/20/21, Pool #8796*.....         304
     214    5.75%, 8/20/21, Pool #8826*.....         220
      34    7.85%, 8/20/21, Pool #310473....          37
   7,521    1.63%, 9/26/21, Series 02-31,
              Class FC......................       7,497
      37    6.63%, 10/20/21, Pool #8859*....          38

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   427    7.40%, 10/20/21, Pool #289752...  $      458
     437    7.40%, 10/20/21, Pool #313393...         468
     408    6.63%, 11/20/21, Pool #28871*...         422
      44    6.63%, 11/20/21, Pool #8875*....          45
     410    6.63%, 12/20/21, Pool #8882*....         424
     210    5.38%, 1/20/22, Pool #8898*.....         216
      77    5.38%, 1/20/22, Pool #8902,
              ARM*..........................          79
      46    5.38%, 1/20/22, Pool #8897*.....          47
     256    7.40%, 2/20/22, Pool #314483....         274
      69    5.38%, 3/20/22, Pool #8931*.....          71
     256    7.40%, 3/20/22, Pool #314500....         275
      23    5.38%, 4/20/22, Pool #8960,
              ARM*..........................          23
     386    5.38%, 4/20/22, Pool #8956*.....         397
     138    5.38%, 4/20/22, Pool #8950*.....         142
   1,003    5.38%, 5/20/22, Pool #8972*.....       1,032
     578    5.38%, 5/20/22, Pool #8976*.....         595
     658    5.38%, 5/20/22, Pool #8974*.....         676
   1,129    5.38%, 6/20/22, Pool #8992*.....       1,162
     266    5.38%, 6/20/22, Pool #8996*.....         274
      59    5.38%, 6/20/22, Pool #8994*.....          61
      67    5.38%, 6/20/22, Pool #8990*.....          68
     531    5.75%, 8/20/22, Pool #8038*.....         548
     588    5.75%, 8/20/22, Pool #8041*.....         606
     209    7.25%, 8/20/22, Pool #334406....         223
     206    7.25%, 8/20/22, Pool #334396....         221
     413    5.75%, 9/20/22, Pool #8052*.....         425
     142    5.75%, 9/20/22, Pool #8042,
              ARM*..........................         146
      50    6.63%, 11/20/22, Pool #8084*....          52
     466    7.25%, 11/20/22, Pool #334422...         499
      88    6.63%, 12/20/22, Pool #8087,
              ARM*..........................          91
     211    6.63%, 12/20/22, Pool #8089,
              ARM*..........................         218

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       15

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    67    6.63%, 12/20/22, Pool #8113,
              ARM*..........................  $       69
      48    5.38%, 1/20/23, Pool #8115,
              ARM*..........................          49
     193    5.38%, 2/20/23, Pool #8146,
              ARM*..........................         198
     141    5.38%, 2/20/23, Pool #8144,
              ARM*..........................         144
     195    7.25%, 3/20/23, Pool #362094....         208
     114    5.38%, 4/20/23, Pool #8188,
              ARM*..........................         117
     272    5.38%, 4/20/23, Pool #8052*.....         280
      77    5.38%, 5/20/23, Pool #8208*.....          79
     955    5.38%, 5/20/23, Pool #8191*.....         983
     352    5.38%, 6/20/23, Pool #8226*.....         363
     110    5.38%, 6/20/23, Pool #8217*.....         114
   1,176    5.38%, 6/20/23, Pool #8216*.....       1,211
     110    5.75%, 8/20/23, Pool #8270*.....         113
     900    5.75%, 9/20/23, Pool #8279*.....         927
     459    7.50%, 10/20/23, Pool #1429.....         492
     399    6.63%, 11/20/23, Pool #8324*....         413
      55    6.63%, 12/20/23, Pool #8348*....          57
      58    6.63%, 12/20/23, Pool #8337,
              ARM*..........................          60
   3,044    5.38%, 1/20/24, Pool #8351*.....       3,122
      95    5.38%, 2/20/24, Pool #8362*.....          97
     762    5.38%, 4/20/24, Pool #8398*.....         783
     131    5.38%, 5/20/24, Pool #8421*.....         134
     208    5.38%, 5/20/24, Pool #8420*.....         214
      37    5.38%, 5/20/24, Pool #8418*.....          38
     549    5.38%, 5/20/24, Pool #8419*.....         564
   1,206    7.00%, 6/15/24, Pool #378315....       1,287
     698    5.38%, 6/20/24, Pool #8443*.....         718
     980    5.75%, 9/20/24, Pool #8502*.....       1,010
     407    9.00%, 11/15/24, Pool #780029...         453
     146    5.38%, 3/20/25, Pool #8605*.....         150
     456    5.38%, 5/20/25, Pool #8628*.....         470
   2,943    9.50%, 7/15/25, Pool #781090....       3,315
     789    8.00%, 7/20/25, Pool #2036......         857
      76    6.63%, 10/20/25, Pool #8722*....          79

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   506    1.97%, 12/16/25, Series 00-35,
              Class F.......................  $      507
     641    6.63%, 12/20/25, Pool #8767*....         662
   1,264    5.38%, 3/20/26, Pool #8832*.....       1,297
      77    5.75%, 7/20/26, Pool #28928*....          80
     119    5.75%, 7/20/26, Pool #8913*.....         122
     933    8.00%, 8/20/26, Pool #2270......       1,012
     857    6.63%, 10/20/26, Pool #80000*...         885
     963    0.00%, 12/16/26, Series 99-15,
              Class PE, PO..................         949
     173    5.38%, 1/20/27, Pool #80030*....         177
   1,233    5.38%, 2/20/27, Pool #80047,
              ARM*..........................       1,266
      52    5.38%, 2/20/27, Pool #80045*....          53
     229    5.38%, 3/20/27, Pool #80052,
              ARM*..........................         235
   1,062    5.38%, 6/20/27, Pool #80085,
              ARM*..........................       1,093
   1,904    5.75%, 7/20/27, Pool #80094*....       1,961
     189    6.75%, 7/20/27, Pool #80092.....         195
   1,839    5.75%, 8/20/27, Pool #80106*....       1,894
   2,895    5.75%, 8/20/27, Pool #80104,
              ARM*..........................       2,983
     206    5.75%, 9/20/27, Pool #80112,
              ARM*..........................         212
     104    5.75%, 9/20/27, Pool #80127*....         107
     117    5.75%, 9/20/27, Pool #80115*....         120
     381    8.00%, 10/15/27, Pool #412336...         414
     195    6.63%, 11/20/27, Pool #80138,
              ARM*..........................         201
   1,395    6.63%, 11/20/27, Pool#
              #80134*.......................       1,439
     869    7.13%, 11/20/27, Pool #80136....         896
     294    6.63%, 12/20/27, Pool #80143,
              ARM...........................         303
            *
   2,080    5.25%, 3/20/28, Pool #80175,
              ARM*..........................       2,131
   1,093    5.38%, 5/20/28, Pool #80198*....       1,124

Continued

ONE GROUP ULTRA SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       16
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    82    7.75%, 5/15/30, Pool #518077....  $       88
                                              ----------
                                                  68,835
                                              ----------
  Total U.S. Government Agency Mortgages         642,876
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.6%):
Fannie Mae (0.3%):
   5,000    7.50%, 2/28/33, Series 2A.......       5,407
                                              ----------
Freddie Mac (0.3%):
   5,000    3.50%, 9/15/07..................       5,110
                                              ----------
  Total U.S. Government Agency Securities         10,517
                                              ----------
U.S. TREASURY OBLIGATIONS (0.6%):
U.S. Treasury Inflation Protected Bonds (0.6%):
   4,486    3.63%, 1/15/08..................       4,924
   2,010    3.88%, 1/15/09..................       2,477
   2,500    3.50%, 1/15/11..................       2,859
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds, continued:
   Total U$S. Treasury Obligations
                                              $   10,260
                                              ----------
INVESTMENT COMPANIES (4.0%):
  67,071    One Group Prime Money Market
              Fund, Class I.................      67,071
                                              ----------
  Total Investment Companies                      67,071
                                              ----------
REPURCHASE AGREEMENT (1.8%):
  30,654    State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $30,656
              collateralized by various U.S.
              Government Securities)........      30,654
                                              ----------
  Total Repurchase Agreement                      30,654
                                              ----------
Total (Cost $1,666,227) (a)                   $1,681,263
                                              ==========

------------
Percentages indicated are based on net assets of $1,674,088.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $21,027
                   Unrealized depreciation......................   (5,991)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $15,036
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (9.0%):
$    650    Advanta Mortgage Loan Trust,
              Series 00-2, Class A6, 7.72%,
              3/25/15......................  $      722
     250    Advanta Mortgage Loan Trust,
              Series 99-3, Class A4, 7.75%,
              10/25/26.....................         270
     750    Advanta Mortgage Loan Trust,
              Series 97-1, Class A6, 1.58%,
              5/25/27*.....................         744
     453    Advanta Mortgage Loan Trust,
              Series 99-2, Class A6, 6.82%,
              5/25/29......................         493
     100    American Express Master Trust,
              Series 00-5, Class A, 1.52%,
              4/15/08*.....................         100
      27    Americredit Automobile
              Receivables Trust, Series
              00-A, Class A-3, 7.15%,
              8/12/04......................          28
     410    Americredit Automobile
              Receivables Trust, Series
              00-1 Class B, 7.16%,
              9/5/05.......................         432
   1,745    Americredit Automobile
              Receivables Trust, Series
              02-1, Class A3, 4.23%,
              10/6/06......................       1,806
     925    Americredit Automobile
              Receivables Trust, Series
              00-A, Class A4, 7.29%,
              12/12/06.....................         971
   6,300    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................       6,596
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       1,052
     150    Americredit Automobile
              Receivables Trust, Series
              02-C, Class A4, 3.55%,
              2/12/09......................         154
     500    Amortizing Residential
              Collateral Trust, Series
              02-BC6, Class M1, 2.13%,
              8/25/32*.....................         489
     500    Amresco Residential Securities
              Mortgage Loan, Series 98-1,
              Class A4, 6.55%, 6/25/26.....         518
     313    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04...............         317
   1,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A5,
              6.06%, 6/15/06...............       1,002
   1,070    Associates Automobile
              Receivables Trust, Series
              00-1, Class M, 7.51%,
              5/15/05......................       1,106

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    200    BankBoston Home Equity Loan
              Trust, Series 98-2, Class A5,
              6.14%, 2/25/19...............  $      210
     434    Bayview Financial Acquisition
              Trust, Series 02-CA, Class
              M1, 2.13%, 4/25/32 (b)*......         432
     985    Brazos Student Loan Finance
              Corp., Series 94-A, Class C1,
              3.19%, 6/1/19................         988
     700    Capital One Master Trust,
              Series 01-7A, Class A, 3.85%,
              8/15/07......................         724
     423    Chase Credit Card Master Trust,
              Series 00-2, Class A, 1.48%,
              7/15/05......................         423
      35    Chase Credit Card Master Trust,
              Series 99-3, Class A, 6.66%,
              1/15/07......................          38
   1,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.10%, 1/25/32*........         980
     123    Chase Loan Obligations USA
              Trust, Series 00-1A, Class A,
              1.65%, 2/15/06 (b)*..........         122
     325    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class A4,
              6.26%, 6/15/07...............         341
      97    Chase Manhattan Auto Owner
              Trust, Series 00-A, Class
              CTFS, 6.48%, 6/15/07.........         101
   5,000    CIT RV Trust, Series 98-A,
              Class B, 6.29%, 1/15/17......       5,353
     135    Citibank Credit Card Issuance
              Trust, 6.65%, 5/15/08........         146
     230    Citibank Credit Card Master
              Trust, Series 00-C1, Class
              C1, 7.45%, 9/15/07...........         251
     215    Citibank Credit Card Master
              Trust I, Series 98-9, Class
              B, 5.55%, 1/9/06.............         223
   1,314    Citibank Credit Card Master
              Trust I, Series 99-1, Class
              B, 5.75%, 2/15/06............       1,373
   7,830    Citibank Credit Card Master
              Trust I, Series 97-9, Class
              A, 0.00%, 8/15/06, PO........       7,619
     170    Citibank Credit Card Master
              Trust I, Series 99-7, Class
              B, 6.90%, 11/15/06...........         184

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       18
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$     46    Citibank Credit Card Master
              Trust I, Series 99-5, Class
              B, 6.30%, 5/15/08............  $       51
     861    CNH Equipment Trust, Series
              00-A, Class A4, 7.34%,
              2/15/07......................         892
   3,017    Copelco Capital Funding Corp.,
              Series 99-B, Class A4, 6.90%,
              12/18/04.....................       3,119
     150    Countrywide Asset Backed
              Certificates, Series 00-1,
              Class AF4, 8.14%, 12/25/27...         157
     265    Countrywide Home Equity Loan
              Trust, Series 97-D, Class A,
              1.62%, 12/15/23..............         262
     132    Daimler Chrysler Auto Trust,
              6.82%, 9/6/04................         134
     234    Daimler Chrysler Auto Trust,
              7.23%, 1/6/05................         241
   5,000    Dayton Hudson Credit Card
              Master Trust, Series 98-1A,
              5.90%, 5/25/06...............       5,124
     375    Dealer Auto Receivables Trust,
              Series 00-1, Class A4, 7.12%,
              3/15/05......................         383
     675    Discover Card Master Trust I,
              Series 96-2, Class A, 1.60%,
              7/18/05......................         675
   1,000    Discover Card Master Trust I,
              Series 98-6, Class B, 6.05%,
              1/17/06......................       1,028
   1,000    Discover Card Master Trust I,
              Series 93-3, Class A, 6.20%,
              5/16/06......................       1,041
     355    Discover Card Master Trust I,
              Series 99-5, Class A, 1.56%,
              12/18/06.....................         356
     207    Discover Card Master Trust I,
              Series 00-1, Class A, 1.55%,
              8/16/07......................         208
     449    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F,
              6.16%, 4/15/08...............         464
     113    EQCC Home Equity Loan Trust,
              Series 96-4, Class A7, 7.14%,
              6/15/23......................         116
     100    Ford Credit Auto Owner Trust,
              Series 99-D, Class B, 6.87%,
              1/15/04......................         100
     450    Ford Credit Auto Owner Trust,
              Series 00-A, Class A5, 7.19%,
              3/15/04......................         459

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$    388    Ford Credit Auto Owner Trust,
              Series 00-E, Class A4, 6.74%,
              6/15/04......................  $      394
     560    Ford Credit Auto Owner Trust,
              Series 00-E, Class B, 6.99%,
              2/15/05......................         584
   1,445    Ford Credit Auto Owner Trust,
              Series 00-G, Class B, 6.92%,
              4/15/05......................       1,521
   1,040    Ford Credit Auto Owner Trust,
              Series 01-B, Class B, 5.71%,
              9/15/05......................       1,092
   2,500    Ford Credit Auto Owner Trust,
              Series 02-D, Class A3A,
              2.68%, 2/15/06...............       2,536
     450    Ford Credit Auto Owner Trust,
              Series 02-A, Class B, 4.79%,
              11/15/06.....................         469
      95    Ford Credit Auto Owner Trust,
              Series 02-C, Class B, 4.22%,
              12/15/06.....................          99
     200    Ford Credit Auto Owner Trust,
              Series 02-C, Class C, 4.81%,
              3/15/07......................         206
   1,715    Green Tree Recreational,
              Equipment & Consultant Trust,
              Series 99-A, Class A6, 6.84%,
              3/15/10......................       1,773
       2    Green Tree Recreational,
              Equipment & Consulting,
              Series 97-A, Class A1B,
              1.53%, 4/15/18...............           2
      28    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18......................          29
     242    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 98-A, Class A1C,
              6.18%, 6/15/19...............         247
     191    Heller Equipment Trust, Series
              99-2, Class A4, 6.79%,
              3/14/07......................         190
     386    Honda Auto Receivables Owner
              Trust, Series 00-1, Class A3,
              6.62%, 7/15/04...............         391
   1,019    Honda Auto Receivables Owner
              Trust, Series 01-2, Class A3,
              4.67%, 3/18/05...............       1,035
   1,000    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................       1,046

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       19

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,518    JP Morgan Chase Commercial
              Mortgage Financial Corp.,
              Series 98-C6, Class A1,
              6.37%, 1/15/30...............  $    1,518
      25    MBNA Credit Card Master Note
              Trust, Series 02, Class C1,
              6.80%, 7/15/14...............          27
     310    MBNA Master Credit Card Trust,
              Series 98-A, Class A, 1.49%,
              8/15/05......................         310
     500    MBNA Master Credit Card Trust,
              Series 96-E, Class B, 1.69%,
              10/15/05.....................         501
     270    MBNA Master Credit Card Trust,
              Series 98-C, Class C, 6.35%,
              11/15/05 (b).................         275
      50    MBNA Master Credit Card Trust,
              Series 96-J, Class B, 1.74%,
              1/15/06......................          50
   1,500    MBNA Master Credit Card Trust,
              Series 99-A, Class C, 6.65%,
              7/17/06......................       1,565
   1,234    MBNA Master Credit Card Trust,
              Series 99-H, Class A, 1.99%,
              9/15/06......................       1,237
     150    MBNA Master Credit Card Trust,
              Series 99-M, Class A, 6.60%,
              4/16/07......................         163
     115    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08.....................         127
     130    MBNA Master Credit Card Trust,
              Series 02-B1, Class B1,
              5.15%, 7/15/09...............         139
   1,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................       1,127
     181    Navistar Financial Corp.,
              Series 00-A, Class A4, 7.34%,
              1/15/07......................         186
     201    Nissan Auto Receivables Owner
              Trust, Series 00-B, Class A3,
              7.25%, 4/15/04...............         202
     756    Nissan Auto Receivables Owner
              Trust, Series 01-B, Class A3,
              4.99%, 2/15/05...............         768
   1,200    Nissan Auto Receivables Owner
              Trust, Series 01-A, Class A4,
              5.75%, 6/15/06...............       1,247

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  2,874    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05......................  $    2,962
     400    PNC Student Loan Trust I,
              Series 97-2, Class A7, 6.73%,
              1/25/07......................         432
      80    PNC Student Loan Trust, I,
              Series 97-2, Class A6, 6.57%,
              1/25/04......................          81
     254    Premier Auto Trust, Series
              99-2, Class A4, 5.59%,
              2/9/04.......................         255
   1,700    Prime Credit Card Master Trust,
              Series 00-E, Class A4, 6.70%,
              10/15/09.....................       1,866
   2,000    Providian Gateway Master Trust,
              Series 02-B, Class A, 2.12%,
              6/15/09......................       2,000
     629    Railcar Trust, Series 92-1,
              7.75%, 6/1/04................         657
      28    Residential Asset Mortgage
              Products, Inc., Series
              01-RS2, Class AI2, 5.67%,
              1/25/23......................          28
     108    Residential Asset Securities
              Corp., Series 00-KS1, Class
              AI3, 7.74%, 10/25/25.........         109
     198    Residential Asset Securities
              Corp., Series 00-KS2, Class
              AI4, 7.90%, 10/25/28.........         213
   3,000    Residential Asset Securities
              Corp., Series 00-KS4, Class
              AI4, 7.59%, 12/25/28.........       3,163
     390    Residential Asset Securities
              Corp., Series 00-KS3, Class
              AI6, 7.81%, 7/25/31..........         432
     200    Residential Asset Securities
              Corp., Series 01-KS1, Class
              AI6, 6.35%, 3/25/32..........         214
     275    Residential Funding Mortgage
              Securities II, Series 00-HI1,
              Class AI7, 8.29%, 2/25/25....         304
      19    Residential Funding Mortgage
              Securities Trust II, Series
              97-HS5, Class M1, 7.01%,
              5/25/27......................          19
     611    Ryder Vehicle Lease, Series
              98-A, Class A, 6.10%,
              9/15/08 (b)..................         616
     320    Saxon Asset Securities Trust,
              Series 00-4, Class AF3,
              6.78%, 1/25/16...............         321
     141    Saxon Asset Securities Trust,
              Series 00-1, Class AF3,
              7.76%, 10/25/20..............         141

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       20
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,687    Saxon Asset Securities Trust,
              Series 99-1, Class AF6,
              6.35%, 2/25/29...............  $    1,763
     500    Sears Credit Account Master
              Trust, Series 00-2, Class A,
              6.75%, 9/16/09...............         554
     390    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................         443
     282    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%,
              2/15/08 (b)..................         290
   1,997    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11......................       2,145
       5    The Money Store Home Equity
              Trust, Series 98-B, Class
              AF5, 6.23%, 9/15/23..........           5
   3,000    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       3,344
      56    USAA Auto Owner Trust, Series
              00-1, Class A3, 6.95%,
              6/15/04......................          56
     189    Vanderbilt Mortgage Finance,
              Series 96-A, Class A5, 7.43%,
              4/7/26.......................         185
      24    Westo Financial Owner Trust,
              Series 00-A, Class A3, 7.22%,
              9/20/04......................          24
      26    Westo Financial Owner Trust,
              Series 00-B, Class A3, 7.75%,
              11/20/04.....................          26
     236    WFS Financial Owner Trust,
              Series 99-B, Class A4, 6.42%,
              7/20/04......................         238
     294    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05......................         298
     293    WFS Financial Owner Trust,
              Series 98-B, Class CTFS,
              6.10%, 10/20/05..............         294
     500    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07......................         523
     192    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............         204
                                             ----------
  Total Asset Backed Securities                  96,379
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%):
$    683    Bank of America Mortgage
              Securities, Series 01-1,
              Class A24, 6.63%, 2/25/31....  $      690
     116    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10......................         117
     227    Chase Mortgage Finance Corp.,
              Series 99-S9, Class A3,
              6.25%, 7/25/14...............         236
     591    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25...............         601
     672    Chase Mortgage Finance Corp.,
              Series 98-S8, Class A2,
              6.00%, 1/25/29...............         690
     647    Chemical Mortgage Securites,
              Inc., Series 96-1, Class A9,
              7.25%, 1/25/26...............         646
      79    Chemical Mortgage Securities,
              Inc., Series 94-2, Class A2,
              6.50%, 2/25/24...............          79
   1,047    Citicorp Mortgage Securities,
              Inc., Series 94-2, Class A4,
              6.00%, 1/25/09...............       1,070
     587    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A8,
              5.75%, 6/25/09...............         598
     749    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A4,
              6.50%, 2/25/24...............         767
     639    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............         653
     123    Citicorp Mortgage Securities,
              Inc., Series 99-3, Class A4,
              6.50%, 5/25/29...............         123
      36    CMC Securities Corp. III,
              Series 94-B, Class A5, 6.00%,
              2/25/09......................          36
   1,763    CMC Securities Corp. III,
              Series 94-D, Class M, 6.00%,
              3/25/24......................       1,757
     258    CMC Securities Corp. III,
              Series 98-2, Class A4, 5.85%,
              11/25/28.....................         263
     357    CMC Securities Corp. III,
              Series 98-2, Class A16,
              7.00%, 11/25/28..............         357
      61    Collateralized Mortgage
              Securities Corp., Series
              88-2, Class B, 8.80%,
              4/20/19......................          62

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       21

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    269    Countrywide Funding Corp.,
              Series 94-10, Class A7,
              6.00%, 5/25/09...............  $      276
      21    Countrywide Funding Corp.,
              Series 93-12, Class A8,
              9.00%, 2/25/24...............          22
     112    Countrywide Funding Corp.,
              Series 94-7, Class A7, 6.50%,
              3/25/24......................         115
     493    Countrywide Funding Corp.,
              Series 94-4, Class A12,
              6.95%, 4/25/24...............         503
     109    Countrywide Home Loan, Series
              97-4, Class A, 8.00%,
              8/25/27......................         112
     927    Countrywide Home Loans, Series
              99-2, Class A6, 6.25%,
              4/25/14......................         948
     452    Countrywide Home Loans, Series
              98-23, Class A, 6.50%,
              2/25/29......................         462
     514    Countrywide Mortgage Backed
              Securities, Inc., Series
              93-B, Class A2, 6.75%,
              11/25/23.....................         515
     100    First Boston Mortgage
              Securities Corp, Series 93-5,
              Class A11, 7.30%, 7/25/23....         100
     756    GE Capital Mortgage Services,
              Inc., Series 94-15, Class A5,
              6.00%, 4/25/09...............         771
   1,051    GE Capital Mortgage Services,
              Inc., Series 99-15, Class
              A22, 6.75%, 8/25/29..........       1,067
     484    Housing Securities, Inc.,
              Series 94-2, Class A1, 6.50%,
              7/25/09......................         497
     430    ICI Funding Corp. Secured
              Assets Corp., Series 97-3,
              Class A7, 7.25%, 9/25/27.....         437
     123    Kidder Peabody Mortgage Asset
              Trust, Series A, Class A1,
              6.50%, 2/22/17...............         130
      67    Merrill Lynch Trust, Series 44,
              Class G, 9.00%, 8/20/20......          72
      16    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO.................          14
   1,167    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26...       1,202

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$     80    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11......................  $       81
      49    Norwest Asset Securities Corp.,
              Series 99-15, Class A1,
              6.25%, 6/25/14...............          51
   1,895    Norwest Asset Securities Corp.,
              Series 98-25, Class A5,
              6.00%, 12/25/28..............       1,941
      23    Norwest Asset Securities Corp.,
              Series 99-25, Class A1,
              6.50%, 10/25/29..............          23
      28    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18....          31
     100    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18....         112
     502    Paine Webber Mortgage
              Acceptance Corp., Series
              93-9, Class A4, 7.00%,
              10/25/23.....................         510
     113    PNC Mortgage Securities Corp.,
              Series 95-2, Class A4, 6.75%,
              6/25/16......................         113
      27    PNC Mortgage Securities Corp.,
              Series 98-12, Class 4A4,
              6.50%, 1/25/29...............          27
       1    PNC Mortgage Securities Corp.,
              Series 99-9, Class 3A4,
              7.25%, 10/25/29..............           1
   1,816    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       1,839
     425    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A11, 6.10%, 12/25/23...         429
      32    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF*..........................          32
      27    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A13, 7.40%, 1/25/24....          27
     232    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A10, 6.50%, 2/25/24....         236
     208    Prudential Home Mortgage
              Securities, Series 94-25,
              Class A7, 7.50%, 8/25/24.....         210
   1,104    Residential Accredit Loans,
              Inc., Series 97-QS9, Class
              A8, 7.25%, 9/25/27...........       1,129

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       22
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    256    Residential Accredit Loans,
              Inc., Series 99-QS7, Class
              A1, 6.75%, 6/25/29...........  $      258
     446    Residential Asset
              Securitization Trust, Series
              96-A4, Class A13, 7.50%,
              9/25/26......................         447
      95    Residential Funding Corp.,
              Series 93-S20, Class A14,
              14.30%, 6/25/08..............         104
     219    Residential Funding Mortgage
              Securities, Series 93-S25,
              Class A3, 6.50%, 7/25/08.....         225
     291    Residential Funding Mortgage
              Securities I, Series 93-S48,
              Class A3, 6.50%, 12/25/08....         295
     765    Residential Funding Mortgage
              Securities I, Series 96-S13,
              Class A5, 7.00%, 5/25/11.....         788
     524    Residential Funding Mortgage
              Securities I, Series 96-S21,
              Class M1, 7.50%, 10/25/11....         540
     106    Residential Funding Mortgage
              Securities I, Series 98-S7,
              Class A1, 6.50%, 3/25/13.....         111
     304    Residential Funding Mortgage
              Securities I, Series 93-S45,
              Class A14, 6.50%, 12/25/23...         305
     162    Residential Funding Mortgage
              Securities I, Series 94-S7,
              Class A11, 6.50%, 3/25/24....         162
      58    Residential Funding Mortgage
              Securities I, Series 96-S9,
              Class A10, 7.25%, 4/25/26....          60
     550    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S36, Class A13, 13.36%,
              10/25/08, IF*................         596
     600    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13......................         614
      17    Residential Funding Mortgage
              Securities Trust I, Series
              93-S25, Class A5, 17.47%,
              7/25/08......................          19
     392    Residential Funding Mortgage
              Securities Trust I, Series
              98-S18, Class A1, 6.50%,
              8/25/13......................         402
     171    Residential Funding Mortgage
              Securities Trust I, Series
              99-S8, Class A3, 6.25%,
              3/25/14......................         172

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    100    Residential Funding Mortgage
              Securities Trust I, Series
              99-S7, Class A11, 6.50%,
              3/25/29......................  $      102
     165    Salomon Brothers Mortgage
              Securities, Series 94-15,
              Class A4, 6.50%, 11/25/24....         165
     301    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30......................         319
     220    Securitized Asset Sales, Inc.,
              6.12%, 3/25/09...............         224
      61    Securitized Asset Sales, Inc.,
              Series 94-1, Class A5, 6.25%,
              3/25/24......................          61
     218    Structured Assets Securities
              Corp., 5.75%, 9/25/31........         220
     103    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09......................         107
     817    United States Department of
              Veterans Affairs, Series
              92-2, Class G, 7.25%,
              2/15/19......................         852
     111    Vendee Mortgage Trust, Series
              96-3, Class 1H, 6.75%,
              12/15/03.....................         113
     237    Vendee Mortgage Trust, Series
              93-3, Class 2ZA, 6.50%,
              6/15/20......................         252
     144    Vendee Mortgage Trust, Series
              94-3C, Class 3, 9.78%,
              3/15/21......................         166
     250    Vendee Mortgage Trust, Series
              00-2, Class D, 7.50%,
              9/15/26......................         271
     186    Wells Fargo Mortgage Backed
              Securities Trust, Series
              01-29, Class A1, 6.00%,
              12/25/16.....................         191
     554    Wells Fargo Mortgage Backed
              Securities Trust, Series
              01-18, Class A16, 6.75%,
              8/25/31......................         559
                                             ----------
  Total Collateralized Mortgage Obligations      31,480
                                             ----------
CORPORATE BONDS (18.2%):
Airlines (0.4%):
   1,000    American Airlines, Series 02-1,
              Class G, 2.42%, 3/23/09......       1,000
   2,024    Southwest Airlines Co., Series
              01-1, 5.10%, 5/1/06..........       2,101
   2,000    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08.......................       1,557
                                             ----------
                                                  4,658
                                             ----------
Aluminum (0.2%):
   1,455    Alcoa, Inc., 7.25%, 8/1/05.....       1,630
                                             ----------

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       23

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance (11.5%):
$  1,160    African Development Bank,
              9.75%, 12/15/03..............  $    1,248
   2,500    AIG Sunamer Global Financial
              Index, 5.10%, 1/17/07 (b)....       2,679
     320    American Express Credit Corp.,
              7.45%, 8/10/05...............         358
     500    American General Finance Corp.,
              4.50%, 11/15/07..............         515
     330    Aristar, Inc., 7.38%, 9/1/04...         356
     500    Aristar, Inc. (Washington
              Mutual Financial), 5.85%,
              1/27/04......................         521
     500    Associates Corp., Series MTNG,
              7.70%, 6/10/04...............         540
     340    Associates Corp., 8.55%,
              7/15/09......................         403
     162    Associates Corp. of North
              America, 6.20%, 5/16/05......         175
     690    Associates First Capital Corp.,
              7.75%, 2/15/05...............         760
   2,263    Bank of America Corp., 6.20%,
              2/15/06......................       2,493
     400    Bank of America Corp., 6.50%,
              3/15/06......................         443
   2,100    Bank of America Corp., 7.20%,
              4/15/06......................       2,377
     477    Bank of America Corp., 7.13%,
              5/1/06.......................         539
   1,790    Bank of America Corp., 7.13%,
              3/1/09.......................       2,080
   3,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05......................       3,817
   2,250    Beneficial Corp., Series E,
              6.38%, 7/18/03...............       2,287
   2,450    Beneficial Corp., 6.80%,
              9/16/03......................       2,509
   3,000    Beneficial Corp., Series I,
              6.45%, 10/12/04..............       3,083
     400    Boeing Capital Corp., 6.44%,
              12/20/04.....................         424
     950    Capital One Bank, 6.38%,
              2/15/03......................         949
   1,000    Chase Manhattan Auto Owner
              Trust, 7.88%, 7/15/06........       1,123
     500    Chemical Bank, 6.63%, 8/15/05..         547
   2,000    CIT Group, Inc., 5.91%,
              11/10/03.....................       2,046
     500    CIT Group, Inc., Series B,
              6.88%, 2/16/05...............         526
     575    Citicorp, 6.75%, 8/15/05.......         638

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  2,845    Citicorp, 6.38%, 1/15/06.......  $    3,108
   1,154    Citicorp, 7.13%, 5/15/06.......       1,295
   1,365    Citicorp, 7.75%, 6/15/06.......       1,559
     940    CitiFinancial, 6.13%,
              12/1/05......................       1,013
     374    Citigroup, Inc., 5.75%,
              5/10/06......................         406
     230    Citigroup, Inc., 8.63%,
              2/1/07.......................         276
     880    Countrywide Home Loan, Series
              F, 6.45%, 2/27/03............         886
     120    Countrywide Home Loan, Series
              MTNE, 7.20%, 10/30/06........         134
   2,260    Countrywide Home Loan, Series
              E, 7.26%, 5/10/04............       2,407
     450    Countrywide Home Loan, Series
              F, 6.16%, 1/28/03............         451
     500    Credit Suisse First Boston,
              Inc., 7.75%, 5/15/06 (b).....         559
     108    Dominion Resources, Inc.,
              6.00%, 1/31/03...............         108
     500    First Bank Minnesota, 7.30%,
              8/15/05......................         563
   1,000    First Bank System, Inc., 7.63%,
              5/1/05.......................       1,117
   1,775    First Hawaiian (Bankwest
              Corp.), Series A, 6.93%,
              12/1/03......................       1,845
   1,000    First of America, 8.50%,
              2/1/04.......................       1,066
     250    First Union Corp., 6.95%,
              11/1/04......................         272
   1,750    Ford Motor Credit Co., 6.75%,
              5/12/03......................       1,766
   1,000    Ford Motor Credit Co., 6.63%,
              6/30/03......................       1,013
     825    Ford Motor Credit Co., 7.50%,
              6/15/04......................         848
   1,650    Ford Motor Credit Co., 7.75%,
              3/15/05......................       1,695
     100    Ford Motor Credit Co., 6.23%,
              5/11/05......................         100
   2,000    Ford Motor Credit Co., 6.46%,
              12/27/05.....................       2,002
   3,000    GE Capital Corp., 5.00%,
              6/15/07......................       3,180
   2,000    GE Capital Corp., 4.25%,
              1/15/08......................       2,053
   3,300    General Electric Capital Corp.,
              8.70%, 3/1/07................       3,918
   2,217    General Electric Capital Corp.,
              8.85%, 3/1/07................       2,643
   3,100    General Motors Acceptance
              Corp., 6.63%, 10/15/05.......       3,196

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       24
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    334    GMAC, 7.48%, 2/28/03...........  $      336
     500    GMAC, 6.38%, 1/30/04...........         513
     505    GMAC, 8.38%, 2/22/05...........         541
     110    Goldman Sachs Group LP, 7.13%,
              3/1/03 (b)...................         111
   2,000    Goldman Sachs Group LP, 6.65%,
              5/15/09 (b)..................       2,207
   1,975    Household Finance Corp., 7.25%,
              5/15/06......................       2,149
   1,500    J.P. Morgan Chase, 6.25%,
              12/15/05.....................       1,607
   1,100    John Deere, 3.13%, 12/15/05....       1,110
   1,465    Key Bank, 7.55%, 9/15/06.......       1,671
     496    Keycorp, 8.00%, 7/1/04.........         536
     600    Keycorp, 7.50%, 6/15/06........         674
   1,385    Lehman Brothers Holdings Inc.,
              6.63%, 2/5/06................       1,510
   1,000    Lehman Brothers Holdings, Inc.,
              8.75%, 3/15/05...............       1,122
   2,676    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..............       3,193
     700    Lehman Brothers Holdings, Inc.,
              7.38%, 1/15/07...............         795
   1,000    Mallinckrodt, Inc. (Imcera
              Group), 6.00%, 10/15/03......         961
   1,380    Marshall & Ilsley Corp., 5.75%,
              9/1/06.......................       1,505
     150    Massmutual Global Funding,
              4.55%, 5/30/05 (b)...........         157
   1,000    MBNA America Bank, 6.88%,
              7/15/04 (b)..................       1,041
     300    Mellon Bank, 7.00%, 3/15/06....         338
     255    Merrill Lynch & Co., 6.07%,
              4/6/04.......................         268
     244    Merrill Lynch & Co., 6.25%,
              1/15/06......................         265
     404    Merrill Lynch & Co., 7.00%,
              3/15/06......................         450
   2,000    Merrill Lynch & Co., Series B,
              7.01%, 4/10/06...............       2,229
   1,000    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       1,049
     295    Morgan Stanley Dean Witter,
              7.75%, 6/15/05...............         329
     110    Morgan Stanley Dean Witter,
              6.30%, 1/15/06...............         120
   2,850    Morgan Stanley Dean Witter,
              5.80%, 4/1/07................       3,094

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    750    National Rural Utilities,
              Series C, 5.20%, 10/21/03....  $      765
   1,000    Nisource Finance Corp., 5.75%,
              4/15/03......................         997
   2,000    Norwest Financial, Inc., 6.88%,
              8/8/06.......................       2,257
   1,900    Norwest Financial, Inc., 6.85%,
              7/15/09......................       2,167
   2,000    Protective Life US Funding,
              5.88%, 8/15/06 (b)...........       2,163
     480    Salomon Smith Barney Holdings,
              6.25%, 6/15/05...............         516
     500    Textron Financial Corp., 5.95%,
              3/15/04 (b)..................         520
     400    Travelers Property & Casualty,
              6.75%, 11/15/06..............         451
   1,000    Tyco Capital Corp., 6.50%,
              2/7/06.......................       1,054
     735    USAA Capital Corp., 7.05%,
              11/8/06 (b)..................         827
   1,300    Wachovia Corp., 6.80%,
              6/1/05.......................       1,435
   2,073    Washington Mutual Financial,
              8.25%, 6/15/05...............       2,336
   2,975    Wells Fargo & Co., 7.13%,
              8/15/06......................       3,379
     900    Wells Fargo Financial, 6.13%,
              2/15/06......................         991
                                             ----------
                                                122,654
                                             ----------
Consumer Non-Durable (0.3%):
   1,000    General Mills, 9.14%,
              12/15/05.....................       1,178
   1,500    General Mills, 8.13%,
              11/20/06.....................       1,751
                                             ----------
                                                  2,929
                                             ----------
Electrical & Electronic (0.1%):
   1,000    Hewlett-Packard, 3.38%,
              12/15/05.....................       1,010
                                             ----------
Financial (0.1%):
   1,000    Capital One Financial Corp.,
              Series BKNT, 6.50%, 7/30/04..         978
                                             ----------
Food Products & Services (0.2%):
     225    Kroger Co., 8.15%, 7/15/06.....         255
     250    Kroger Co., 7.63%, 9/15/06.....         280
     850    Safeway Inc., 3.80%, 8/15/05...         862
     500    Sara Lee Corp., 6.90%,
              8/21/03......................         516
                                             ----------
                                                  1,913
                                             ----------

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       25

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services (2.2%):
$  5,000    Avon Products, Inc., 6.25%,
              5/1/03(b)....................  $    5,067
     247    Caterpillar, 9.00%, 4/15/06....         292
   1,000    Compaq Computer, Series MTN,
              6.20%, 5/15/03...............       1,013
   6,740    Diageo, 0.00%, 1/6/04..........       6,589
   5,000    Scana Corp., 6.25%, 7/8/03.....       5,108
   3,700    Wal-Mart Canada, 5.58%,
              5/1/06(b)....................       4,024
   1,300    Weyerhaeuser Corp., 5.50%,
              3/15/05......................       1,362
                                             ----------
                                                 23,455
                                             ----------
Media (0.1%):
     945    Walt Disney Company, Series B,
              6.75%, 3/30/06...............       1,033
                                             ----------
Multimedia (0.2%):
   1,000    AOL Time Warner, Inc., 7.98%,
              8/15/04......................       1,052
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................       1,023
     500    Comcast Cable Communications,
              8.13%, 5/1/04................         527
                                             ----------
                                                  2,602
                                             ----------
Oil & Gas Exploration Production & Services (1.2%):
   5,000    Amerada Hess Corp., 5.30%,
              8/15/04......................       5,209
     670    Anadarko Petroleum Corp.,
              6.75%, 3/15/03...............         677
     750    Ashland, Inc., Series J, 7.83%,
              8/15/05......................         792
     875    Kerr-McGee Corp., 5.38%,
              4/15/05......................         923
     697    Phillips Petroleum, 8.50%,
              5/25/05......................         793
   1,185    Union Oil Co. of California,
              9.25%, 2/1/03................       1,190
     500    Union Pacific Resources, 6.50%,
              5/15/05......................         543
     185    USX Corp., 7.20%, 2/15/04......         195
   2,180    USX Corp., 6.65%, 2/1/06.......       2,385
                                             ----------
                                                 12,707
                                             ----------
Rail Industries (0.1%):
   1,495    Norfolk Southern Corp., 7.88%,
              2/15/04......................       1,594
                                             ----------
Real Estate (0.1%):
   1,000    EOP Operating LP, 6.63%,
              2/15/05......................       1,061
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Retailers (0.1%):
$    290    Avon Products, 6.90%,
              11/15/04.....................  $      313
   1,000    Lowe's Companies, Inc., 8.10%,
              6/17/04......................       1,078
                                             ----------
                                                  1,391
                                             ----------
Telecommunications (0.7%):
     785    Bellsouth Telecommunications,
              5.00%, 10/15/06..............         839
   2,500    Chesapeake (Bell Atlantic
              Virginia), 6.13%, 7/15/05....       2,713
   1,200    Cox Communications, Inc.,
              6.88%, 6/15/05...............       1,294
   1,000    GTE Hawaiian Telephone, Series
              A, 7.00%, 2/1/06.............       1,083
   1,050    SBC Communications, Inc.,
              5.75%, 5/2/06................       1,140
     146    TCI Communications Inc., 8.65%,
              9/15/04......................         157
     380    Vodafone AirTouch Plc (United
              Kingdom), #, 7.63%,
              2/15/05 (b)..................         419
     100    WorldCom, Inc., 7.38%,
              1/15/03 (b) (c)..............          24
     476    WorldCom, Inc., 7.88%,
              5/15/03 (b) (c)..............         114
                                             ----------
                                                  7,783
                                             ----------
Utilities (0.5%):
     540    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............         542
     500    Constellation Energy Group,
              6.13%, 9/1/09................         512
     150    DTE Energy Company, 6.00%,
              6/1/04.......................         157
     950    General Electric Capital Corp.,
              8.30%, 9/20/09...............       1,168
   2,400    National Rural Utilities,
              5.25%, 7/15/04...............       2,506
     750    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........         817
                                             ----------
                                                  5,702
                                             ----------
YANKEE & EURODOLLAR (0.2%):
   2,500    Mobil Oil Canada, 5.00%,
              12/21/04.....................       2,643
                                             ----------
  Total Corporate Bonds                         195,743
                                             ----------

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       26
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (27.3%):
Fannie Mae (15.8%):
$    117    6.00%, 11/25/03, Series 93-188,
              Class LA.....................  $      119
      57    6.00%, 1/1/04, Pool #268603....          58
     301    6.25%, 7/25/04, Series 93-80,
              Class D......................         309
   3,730    7.00%, 7/17/05, Series 97-26,
              Class GD.....................       3,734
      28    9.00%, 9/1/05, Pool #50340.....          30
     392    7.00%, 9/25/05, Series 93-37,
              Class C......................         408
   8,716    6.60%, 10/18/05, Series 97-26,
              Class B......................       8,813
      19    9.00%, 11/1/05, Pool #50361....          21
      51    8.50%, 4/1/06, Pool #116875....          55
     478    5.95%, 6/25/06, Series 93-204,
              Class VD.....................         501
     523    8.00%, 7/25/06, Series 91-72,
              Class G......................         558
      92    9.00%, 8/1/06, Pool #596150....          98
  13,146    7.42%, 9/1/06, Pool #73618.....      14,820
     307    8.50%, 9/25/06, Series 91-114,
              Class C......................         330
     109    8.00%, 10/1/06, Pool #50494....         115
      51    8.00%, 10/25/06, Series 91-149,
              Class G......................          53
     108    7.50%, 1/1/07, Pool #138666....         113
      85    7.50%, 1/1/07, Pool #50527.....          90
     343    7.50%, 3/25/07, Series 92-18,
              Class HC.....................         366
      98    8.00%, 7/1/07, Pool #164123....         104
     334    7.00%, 7/25/07, Series 92-170,
              Class J......................         345
      79    8.00%, 9/1/07, Pool #175626....          84
     128    0.00%, 10/25/07, Series 95-23,
              Class OB, PO.................         121
     143    7.00%, 11/1/07, Pool #251418...         152
       9    5.75%, 12/25/07, Series 93-229,
              Class PE.....................           9
     983    6.50%, 12/25/07, Series 93-10,
              Class PH.....................       1,030
   4,652    7.50%, 1/1/08, Pool #639656....       4,925
     124    6.50%, 2/1/08, Pool #251628....         131
     200    7.50%, 3/1/08, Pool #207194....         213

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    135    6.50%, 4/25/08, Series 93-52,
              Class L......................  $      140
   1,514    6.50%, 5/25/08, Series 93-71...       1,615
   1,000    7.00%, 5/25/08, Series 93-68,
              Class PL.....................       1,120
     240    7.50%, 6/1/08, Pool #50786.....         256
   1,000    6.50%, 6/25/08, Series 93-78,
              Class H......................       1,095
     747    6.50%, 6/25/08, Series 1193-85,
              Class H......................         772
     400    6.25%, 7/25/08, Series 93-170,
              Class K......................         422
     648    6.50%, 8/1/08, Pool #251905....         687
   2,000    6.00%, 8/25/08, Series 93-154,
              Class H......................       2,176
     124    6.00%, 8/25/08, Series 93-191,
              Class B......................         125
   6,095    6.50%, 8/25/08, Series 93-129,
              Class H......................       6,661
     560    6.50%, 8/25/08, Series 93-134,
              Class H......................         624
   7,581    6.50%, 9/25/08, Series 95-13,
              Class D......................       8,180
     125    5.50%, 10/1/08, Pool #190082...         132
     208    3.61%, 10/25/08, Series 93-196,
              Class FA*....................         209
   4,423    6.00%, 10/25/08, Series 93-188,
              Class QZ.....................       4,516
   1,129    6.50%, 10/25/08, Series 95-13,
              Class K......................       1,198
     148    6.50%, 10/25/08, Series 93-192,
              Class KB.....................         151
      99    7.85%, 10/25/08, Series 93-192,
              Class SC, IF*................         106
      45    12.76%, 12/25/08, Series
              93-231, Class SB, IF*........          53
      30    13.59%, 12/25/08, Series
              93-233, Class SC*............          33
   2,415    5.50%, 1/1/09, Pool #190579....       2,543
     156    6.00%, 1/1/09, Pool #328962....         166
     259    6.00%, 1/1/09, Pool #269001....         274
     189    6.50%, 1/1/09, Pool #E00292....         201

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       27

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    135    8.00%, 1/1/09, Pool #146934....  $      145
     223    8.00%, 1/1/09, Pool #149635....         239
     460    6.25%, 1/25/09, Series 94-12,
              Class C......................         492
   8,190    6.50%, 1/25/09, Series 94-7,
              Class PG.....................       8,773
     186    6.50%, 2/1/09, Pool #50987.....         197
      80    8.00%, 2/1/09, Pool #146937....          86
     103    4.00%, 2/25/09, Series 97-67,
              Class GA.....................         105
     222    6.50%, 2/25/09, Series 94-20,
              Class Z......................         236
     384    8.00%, 3/1/09, Pool #146936....         413
   1,000    6.00%, 3/25/09, Series 94-33,
              Class H......................       1,063
   1,011    6.50%, 3/25/09, Series 94-32,
              Class Z......................       1,087
     141    6.50%, 4/1/09, Pool #249872....         149
     111    6.00%, 5/1/09, Series B, Class
              1............................         117
     373    5.50%, 7/1/09, Pool #505932....         392
      85    7.50%, 8/1/09, Pool #250117....          91
      41    8.00%, 8/1/09, Pool #250104....          45
      74    7.50%, 8/15/09, Pool #100286...          79
      93    6.00%, 9/1/09, Pool #303032....          99
     183    6.50%, 9/1/09, Pool #G10339....         195
     167    9.50%, 12/1/09, Pool #426815...         180
     120    8.50%, 1/1/10, Pool #7.........         129
     288    7.50%, 2/1/10, Pool #330136....         305
   1,386    7.00%, 6/1/10, Pool #315928....       1,478
     431    8.50%, 6/1/10, Pool #174550....         461
   1,463    6.50%, 9/1/10, Pool #325479....       1,554
   1,189    6.50%, 10/1/10, Pool #250377...       1,263
     631    7.50%, 10/1/10, Pool #350045...         668

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    640    7.00%, 11/1/10, Pool #250387...  $      682
      90    7.00%, 12/1/10, Pool #303945...          96
     164    7.50%, 1/1/11, Pool #123083....         174
     796    7.50%, 2/1/11, Pool #303755....         851
     180    6.50%, 3/1/11, Pool #E77173....         189
     173    6.00%, 5/1/11, Pool #345650....         183
     147    7.50%, 5/1/11, Pool #313001....         157
     482    6.00%, 8/1/11, Pool #403114....         509
   1,993    8.50%, 11/1/11, Pool #313650...       2,190
   2,416    6.50%, 2/1/12, Pool #313301....       2,564
     134    7.00%, 3/1/12, Pool #313429....         143
     163    9.00%, 3/1/12, Pool #457218....         173
   3,276    7.50%, 3/18/12, Series 97-42,
              Class PB.....................       3,458
      60    6.50%, 7/18/12, Series 97-46,
              Class PN.....................          63
   1,846    7.00%, 7/25/12, Series 01-61,
              Class VA.....................       1,992
   1,850    5.50%, 11/25/12, Series 01-69,
              Class VA.....................       1,990
      23    6.05%, 11/25/12, Series 93-225,
              Class VE.....................          23
     274    7.00%, 1/20/13, Series 97-58,
              Class DC.....................         276
     262    6.00%, 2/1/13, Series 25, Class
              1............................         276
     400    6.50%, 3/25/13, Series 93-140,
              Class H......................         425
   2,731    6.50%, 4/1/13, Pool #425396....       2,903
     115    6.50%, 4/25/13, Series 99-19,
              Class TD.....................         122
     187    6.00%, 6/1/13, Pool #426767....         197
     199    8.00%, 6/1/13, Pool #76380.....         212

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       28
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  3,930    6.50%, 6/25/13, Series 94-1,
              Class K......................  $    4,148
     769    6.50%, 9/1/13, Pool #251982....         815
     500    6.00%, 11/25/13, Series 93-220,
              Class PJ.....................         552
     486    5.00%, 12/1/13, Pool #452265...         501
     374    6.50%, 12/1/13, Pool #623537...         397
     321    7.00%, 12/1/13, Pool #263366...         340
     312    8.00%, 7/1/14, Pool #250109....         340
     578    6.00%, 8/1/14, Pool #623536....         609
     510    7.00%, 6/1/15, Pool #623538....         544
   1,049    6.00%, 10/25/15, Series 01-7,
              Class PQ.....................       1,099
     439    8.00%, 11/1/15, Pool #535852...         475
     308    8.00%, 11/1/15, Pool #250457...         335
     368    7.00%, 3/1/16, Pool #340751....         392
     387    7.00%, 4/1/16, Pool #342003....         413
     193    5.25%, 11/1/16, Pool #51729*...         199
      74    8.00%, 12/25/16, Series G-22,
              Class ZT.....................          83
     134    8.00%, 5/1/17, Pool #269331....         146
     108    5.50%, 8/1/17, Pool #105093*...         111
     104    9.25%, 4/25/18, Series 88-7,
              Class Z......................         117
     165    9.30%, 5/25/18, Series 88-13,
              Class C......................         187
     139    9.00%, 6/25/18, Series 88-15,
              Class A......................         156
     184    9.50%, 6/25/18, Series 88-16,
              Class B......................         210
     209    4.24%, 1/1/19, Pool #70226*....         213
      94    8.80%, 1/25/19, Series 89-2,
              Class D......................         106
     397    4.44%, 3/1/19, Pool #116612*...         407
     338    6.90%, 6/25/19, Series 89-27,
              Class Y......................         361
      71    6.95%, 8/1/19, Pool #111366*...          74
     100    8.40%, 8/25/19, Series 89-54,
              Class E......................         111
      87    7.00%, 9/25/19, Series 89-66,
              Class J......................          94
      70    8.00%, 10/25/19, Series 89-70,
              Class G......................          77

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,038    9.35%, 10/25/19, Series 89-72,
              Class E......................  $    2,294
     228    9.00%, 11/25/19, Series 89-89,
              Class H......................         257
     130    9.00%, 12/25/19, Series 89-96,
              Class H......................         146
     188    8.50%, 1/25/20, Series 90-97,
              Class B......................         209
     108    4.50%, 2/25/20, Series 90-12,
              Class G......................         112
      12    6.50%, 2/25/20, Series 94-36,
              Class GA.....................          12
   3,245    7.00%, 2/25/20, Series 92-182,
              Class PZ.....................       3,321
   2,014    0.00%, 3/1/20, Series 108,
              Class 5, PO..................       1,840
     185    0.00%, 5/25/20, Series 01-9
              Class ME, PO.................         185
     395    7.00%, 5/25/20, Series 90-58,
              Class 4......................         426
     432    7.00%, 6/25/20, Series 90-61,
              Class H......................         466
      73    7.00%, 9/25/20, Series 90-109,
              Class J......................          79
     182    8.50%, 9/25/20, Series 90-106,
              Class J......................         202
     270    8.75%, 9/25/20, Series 90-111,
              Class Z......................         295
     110    7.00%, 10/25/20, Series 90-123,
              Class G......................         119
      47    8.00%, 10/25/20, Series 91-155,
              Class ZB.....................          47
      97    8.95%, 10/25/20, Series 90-117,
              Class E......................         109
     124    7.00%, 11/25/20, Series 90-132,
              Class Z......................         134
   4,160    9.00%, 12/25/20, Series 90-137,
              Class X......................       4,670
      42    7.00%, 5/25/21, Series 91-53,
              Class J......................          46

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       29

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    141    8.50%, 5/25/21, Series G-11,
              Class Z......................  $      161
     117    8.00%, 6/25/21, Series 92-171,
              Class ZD.....................         121
   2,872    7.00%, 9/25/21, Series 93-250,
              Class BZ.....................       2,963
     458    9.00%, 9/25/21, Series 91-130,
              Class C......................         510
     223    7.50%, 10/25/21, Series G-41,
              Class PT.....................         241
     167    6.00%, 11/18/21, Series 98-48,
              Class PL.....................         168
       8    8.00%, 11/25/21, Series 92-49,
              Class KA.....................           8
   3,128    8.50%, 4/25/22, Series 92-81,
              Class ZB.....................       3,387
      40    0.00%, 5/25/22, Series 92-96,
              Class B, PO..................          36
     153    7.00%, 7/25/22, Series G92-40,
              Class ZC.....................         165
     311    7.50%, 7/25/22, Series G92-35,
              Class E......................         335
   1,496    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................       1,642
     170    6.50%, 8/25/22, Series 94-44,
              Class H......................         175
   2,500    7.50%, 8/25/22, Series 92-138,
              Class G......................       2,696
     311    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................         338
     750    6.00%, 12/25/22, Series 99-17,
              Class PC.....................         772
      83    8.00%, 2/1/23, Pool #364544....          91
      30    9.00%, 2/1/23, Series 268,
              Class 2, IO..................           6
     350    6.40%, 2/25/23, Series 93-223,
              Class B......................         366
   1,895    6.50%, 2/25/23, Series 93-122,
              Class C......................       1,959
     415    7.00%, 3/25/23.................         426
      12    0.00%, 8/25/23, Series G93-30,
              Class AB, PO.................          12
     385    0.00%, 9/25/23, Series 93-125,
              Class G, PO..................         348
     212    0.00%, 9/25/23, Series G93-37,
              Class D, PO..................         209
      29    0.00%, 9/25/23, Series 93-205,
              Class D, PO..................          28

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     37    6.50%, 11/18/23, Series 97-74,
              Class PE.....................  $       37
      96    0.00%, 11/25/23, Series 93-225,
              Class MC, PO.................          94
   4,000    6.90%, 11/25/23, Series 94-62,
              Class PH.....................       4,284
   4,000    6.15%, 12/25/23, Series 95-10,
              Class C......................       4,098
     140    10.00%, 2/1/24, Pool #479469...         161
      40    6.50%, 3/25/24, Series 94-39,
              Class C......................          41
      14    6.50%, 6/18/24, Series 97-58,
              Class PB.....................          14
      72    9.00%, 4/25/25, Series 95-W3,
              Class A......................          80
     153    7.00%, 2/18/27, Series 97-55,
              Class B......................         165
     222    8.50%, 3/1/27, Pool #415460....         242
   2,637    0.00%, 3/25/28, Series 01-4,
              Class EP, PO.................       2,569
     496    9.50%, 7/1/28, Pool #457268....         553
                                             ----------
                                                169,131
                                             ----------
Freddie Mac (10.0%):
      30    7.00%, 8/15/03, Series 1880,
              Class G......................          31
      95    7.00%, 9/15/03, Series 1573,
              Class Pl.....................          97
     208    6.00%, 3/15/04, Series 1688,
              Class Q......................         212
      73    7.00%, 11/15/05, Series 1435,
              Class HC.....................          75
      53    9.00%, 12/1/05, Gold Pool
              #E00005......................          56
     213    8.50%, 1/1/06, Gold Pool
              #G10003......................         226
      37    9.00%, 1/1/06, Gold Pool
              #E00012......................          39
     212    8.00%, 7/15/06, Series 1114,
              Class E......................         218
      68    5.50%, 9/1/06, Gold Pool
              #G40394......................          70
      98    8.00%, 10/1/06, Gold Pool
              #E00052......................         103
     157    7.50%, 11/15/06, Series 1170,
              Class H......................         161

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       30
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     87    7.50%, 12/1/06, Gold Pool
              #E00070......................  $       91
     383    7.00%, 3/1/07, Gold Pool
              #E34594......................         407
     190    7.00%, 3/15/07, Series 1679,
              Class A......................         198
   1,000    7.00%, 3/15/07, Series 1211,
              Class L......................       1,056
     335    7.00%, 4/1/07, Gold Pool
              #E00087......................         357
     408    7.50%, 4/1/07, Gold Pool
              #E00084......................         432
   1,384    8.00%, 6/1/07, Pool #260908....       1,463
   2,000    8.00%, 7/15/07, Series 1314,
              Class L......................       2,204
     172    7.50%, 8/1/07, Gold Pool
              #E00122......................         182
     132    0.00%, 8/15/07, Series 1338,
              Class Q, PO..................         127
      40    5.85%, 10/15/07, Series 1618,
              Class G......................          41
      91    6.25%, 10/15/07, Series 1489,
              Class H......................          94
     399    12.09%, 10/15/07, Series 1386,
              Class E......................         441
     248    14.23%, 10/15/07, Series 1389,
              Class PS, IF*................         303
      99    7.50%, 11/1/07, Gold Pool
              #B70022......................         103
     494    7.50%, 11/1/07, Gold Pool
              #E00165......................         524
     207    3.56%, 11/15/07, Series 1417,
              Class FA*....................         208
     171    8.50%, 12/1/07, Pool #160034...         183
   1,800    7.00%, 12/15/07, Series 1445,
              Class L......................       1,968
     941    7.50%, 1/1/08, Gold Pool
              #E43606......................         999
     190    8.50%, 1/1/08, Pool #160037....         204
     399    8.50%, 2/1/08, Pool #10133.....         415
      87    8.25%, 3/1/08, Pool #183500....          93
      93    5.50%, 4/15/08, Series 2108,
              Class PE.....................          93
     328    6.00%, 4/15/08, Series 1601,
              Class PH.....................         343
       9    6.00%, 4/15/08, Series 1625,
              Class K......................           9

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     61    7.50%, 5/1/08, Pool #184286....  $       64
   5,062    6.50%, 5/15/08, Series 1539,
              Class PI.....................       5,342
      84    8.61%, 5/15/08, Series 1515,
              Class SA, IF*................          91
     144    5.50%, 6/15/08, Series 2128,
              Class PE.....................         145
     174    6.00%, 7/1/08, Gold Pool
              #E00227......................         185
     852    7.50%, 7/1/08, Gold Pool
              #G10126......................         896
   1,389    13.63%, 7/15/08, Series 1550,
              Class SC*....................       1,627
   1,130    6.00%, 8/15/08, Series 1565,
              Class G......................       1,205
     569    6.00%, 8/15/08, Series 2134,
              Class PE.....................         574
     877    6.50%, 8/15/08, Series 1564,
              Class M......................         905
     205    9.00%, 8/15/08, Series 1565,
              Class OD.....................         212
      94    15.19%, 8/15/08, Series 1575,
              Class SA.....................         111
     135    8.00%, 9/1/08, Pool #181387....         145
     209    6.50%, 9/15/08, Series 1580,
              Class P......................         224
     138    6.50%, 9/15/08, Series 1587,
              Class H......................         145
      30    16.28%, 9/15/08, Series 1580,
              Class SH, IF*................          31
     660    6.50%, 10/15/08, Series 1655,
              Class HB.....................         705
   2,389    6.00%, 11/15/08, Series 1606,
              Class H......................       2,537
     416    6.00%, 11/15/08, Series 2142,
              Class CJ.....................         419
     600    6.00%, 11/15/08, Series 1612,
              Class PH.....................         654
     165    10.58%, 11/15/08, Series 1604,
              Class MB, IF*................         176
     140    11.12%, 11/15/08, Series 1612,
              Class SD, IF*................         147
     121    7.00%, 12/1/08, Gold Pool
              #G10569......................         129
     542    7.00%, 12/1/08, Gold Pool
              #E20065......................         578

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       31

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,930    8.00%, 12/1/08, Pool #256638...  $    2,064
   1,200    6.00%, 12/15/08, Series 1626,
              Class PT.....................       1,307
     495    6.00%, 12/15/08, Series 1693,
              Class H......................         526
     105    10.86%, 12/15/08, Series 1625,
              Class SG, IF*................         118
      51    18.10%, 12/15/08, Series 1660,
              Class SA, IF*................          57
     223    5.50%, 1/1/09, Gold Pool
              #E55220......................         235
     182    6.75%, 1/15/09, Series 1659,
              Class TZ.....................         200
   3,376    6.00%, 3/15/09, Series 1693,
              Class Z......................       3,521
   1,556    6.50%, 3/15/09, Series 1701,
              Class PH.....................       1,678
   3,146    8.75%, 5/1/09, Pool #555528....       3,385
     190    6.00%, 5/15/09, Series 2117,
              Class PB.....................         191
      68    6.50%, 6/1/09, Gold Pool
              #E58931......................          73
   2,197    6.25%, 7/1/09, Gold Pool
              #E60034......................       2,309
     533    8.00%, 7/1/09, Pool #555130....         567
      95    6.00%, 8/1/09, Gold Pool
              #E60668......................          99
     959    7.50%, 8/1/09, Gold Pool
              #G10740......................       1,022
     245    8.25%, 8/1/09, Pool #182010....         264
   1,615    8.00%, 9/1/09, Pool #272191....       1,707
     633    8.00%, 9/1/09, Gold Pool
              #G10263......................         680
     109    9.00%, 9/1/09, Pool #181769....         119
      64    8.50%, 11/1/09, Pool #181328...          69
     277    9.00%, 11/1/09, Pool #531725...         291
     320    8.00%, 1/1/10, Gold Pool
              #E00355......................         345
   1,157    8.00%, 2/1/10, Gold Pool
              #G10328......................       1,244
     149    8.00%, 4/1/10, Gold Pool
              #E00371......................         160

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,391    8.50%, 5/1/10, Pool #E82420....  $    2,563
   1,036    8.00%, 6/1/10, Pool #282786....       1,103
     201    8.50%, 7/1/10, Pool #181312....         218
   1,019    7.50%, 9/1/10, Gold Pool
              #E62448......................       1,086
   1,746    7.00%, 10/1/10, Gold Pool
              #E61709......................       1,862
     155    7.50%, 11/1/10, Pool #E00402...         165
     966    8.00%, 12/1/10, Pool #555014...       1,021
     398    8.25%, 1/1/11, Pool #251419....         424
     388    8.50%, 1/1/11, Pool #290543....         411
     201    6.50%, 2/1/11, Gold Pool
              #E62968......................         214
     191    6.50%, 4/15/11, Series 1838,
              Class H......................         203
     143    6.50%, 5/1/11, Gold Pool
              #E66451......................         151
   2,874    7.00%, 5/1/11, Gold Pool
              #E20241......................       3,064
      76    7.50%, 5/1/11, Pool #10579.....          81
     345    8.75%, 5/1/11, Pool #555068....         362
     193    6.00%, 6/1/11, Gold Pool
              #B50257......................         204
     161    7.50%, 6/1/11, Pool #E20246....         172
     138    7.50%, 8/1/11, Gold Pool
              #E00445......................         147
      83    7.50%, 11/1/11, Gold Pool
              #E00458......................          89
     524    5.85%, 11/15/11, Series 2146,
              Class QV.....................         536
      31    8.00%, 1/1/12, Gold Pool
              #G10652......................          33
   1,000    7.45%, 2/15/12, Series 1931,
              Class Y......................       1,052
     251    6.00%, 4/15/12, Series 2100,
              Class GA.....................         258
     937    7.00%, 11/15/12, Series 1871,
              Class H......................         945
     500    7.00%, 4/15/13, Series 1702,
              Class TJ.....................         552
   1,425    8.00%, 6/1/13, Pool #555134....       1,492

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       32
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    107    6.50%, 7/1/13, Gold Pool
              #A01209......................  $      107
     338    2.39%, 12/15/13, Series 1641,
              Class FA.....................         350
   4,700    6.00%, 12/15/13, Series
              1688-J.......................       5,036
     573    8.00%, 6/1/14, Pool #548775....         609
   3,323    6.50%, 7/1/14, Gold Pool
              #E77962......................       3,520
     462    6.00%, 8/15/14, Series 2164,
              Class QB.....................         466
     121    6.00%, 6/15/15, Series 2132,
              Class BA.....................         123
     406    8.50%, 11/1/15, Gold Pool
              #D06775......................         426
     155    7.50%, 10/1/16, Pool #G30055...         166
     689    6.00%, 1/15/17, Series 2165,
              Class PA.....................         697
      76    7.50%, 4/1/17, Pool #289349....          82
     560    7.50%, 7/1/17, Gold Pool
              #C90179......................         599
     441    8.25%, 8/1/17, Pool #555147....         474
     206    6.00%, 11/15/17, Series 2131,
              Class BA.....................         210
     136    8.00%, 12/1/18, Pool #306622...         148
     199    9.30%, 3/15/19, Series 2, Class
              Z............................         223
   1,759    8.00%, 5/1/19, Pool #555045....       1,842
     138    6.50%, 7/1/19, Gold Pool
              #D93769......................         145
     261    9.90%, 10/15/19, Series 17,
              Class I......................         269
     201    10.00%, 10/15/19, Series 16,
              Class D......................         209
     122    8.50%, 11/1/19, Pool #141856...         134
     127    9.25%, 11/15/19, Series 12,
              Class A......................         134
       4    6.00%, 12/15/19, Series 1666,
              Class E......................           4
     216    9.50%, 2/15/20, Series 1559,
              Class VF.....................         222
     372    9.60%, 4/15/20, Series 23,
              Class F......................         386
     101    9.00%, 10/15/20, Series 1807,
              Class G......................         106
      52    8.13%, 11/15/20, Series 81,
              Class A......................          53

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     45    6.00%, 12/15/20, Series 2085,
              Class PG.....................  $       45
     167    8.60%, 1/15/21, Series 85,
              Class C......................         175
     222    9.50%, 1/15/21, Series 99,
              Class Z......................         229
       0    1066.21%, 2/15/21, Series 1045,
              Class G, HB..................           4
     191    6.50%, 3/15/21, Series 1056,
              Class KZ.....................         195
      67    7.00%, 3/15/21, Series 1053,
              Class G......................          69
     300    6.00%, 4/15/21, Series 2153,
              Class GC.....................         308
     238    6.50%, 4/15/21, Series 1574,
              Class G......................         244
       7    5.75%, 5/15/21, Series 1611,
              Class F......................           7
     262    6.00%, 5/15/21, Series 2068,
              Class CG.....................         263
     349    6.50%, 5/15/21, Series 1683,
              Class D......................         364
      75    8.50%, 5/15/21, Series 1074,
              Class H......................          80
     230    9.00%, 5/15/21, Series 1082,
              Class C......................         254
     108    8.50%, 6/15/21, Series 1087,
              Class I......................         116
     353    8.25%, 8/15/21, Series 1125,
              Class Z......................         372
      36    4.50%, 9/15/21, Series 159,
              Class H......................          36
      71    6.50%, 10/15/21, Series 189,
              Class D......................          73
     336    7.00%, 10/15/21, Series 1142,
              Class IA.....................         354
     144    0.00%, 11/15/21, Series 2033,
              Class PI, PO.................         143
     435    3.50%, 11/15/21, Series 1584,
              Class HA.....................         437
     329    6.50%, 11/15/21, Series 1173,
              Class E......................         344
      49    7.00%, 11/15/21, Series 1169,
              Class G......................          51
      71    6.50%, 12/15/21, Series 1552,
              Class GB.....................          72

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       33

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      3    7.00%, 1/15/22, Series 1437,
              Class G......................  $        3
      38    6.25%, 3/15/22, Series 1671,
              Class F......................          38
     871    6.25%, 4/15/22, Series 1610,
              Class PM.....................         921
     339    6.00%, 5/15/22, Series 1685,
              Class E......................         340
     627    8.00%, 8/15/22, Series 1343,
              Class LA.....................         667
     214    3.31%, 11/15/22, Series 1424,
              Class F*.....................         217
     500    6.00%, 11/15/22, Series 1673,
              Class H......................         537
     212    6.25%, 11/15/22, Series 1614,
              Class J......................         223
   2,000    6.50%, 11/15/22, Series 1694,
              Class C......................       2,041
   1,998    8.50%, 9/15/24, Series 1754,
              Class Z......................       2,157
   4,137    8.50%, 4/15/25, Series 1779,
              Class Z......................       4,432
      51    4.36%, 9/1/25, Pool #846171*...          52
     290    6.00%, 9/15/25, Series 2160,
              Class D......................         296
      43    5.51%, 10/1/25, Pool
              #325081*.....................          45
      84    4.50%, 10/1/26, Pool
              #785652*.....................          86
     815    5.24%, 1/1/27, Pool #611141*...         850
      89    6.29%, 1/1/27, Pool #786211*...          95
      42    4.36%, 10/1/27, Pool
              #374732*.....................          43
     987    5.26%, 12/1/27, Pool
              #846774*.....................       1,022
     939    7.49%, 9/25/29, Series T-20,
              Class A6.....................       1,029
                                             ----------
                                                107,781
                                             ----------
Government National Mortgage Assoc. (1.5%):
       2    8.00%, 6/15/05, Pool #28827....           3

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$      2    9.00%, 9/15/05, Pool #292569...  $        2
      11    9.00%, 10/15/05, Pool
              #292589......................          12
       2    8.00%, 7/15/06, Pool #307231...           2
      11    8.00%, 8/15/06, Pool #311166...          12
      15    8.00%, 9/15/06, Pool #311301...          16
     100    9.00%, 9/15/06, Pool #780270...         104
      56    8.00%, 10/15/06, Pool
              #316915......................          59
      14    8.00%, 11/15/06, Pool
              #315078......................          14
      12    8.00%, 11/15/06, Pool
              #311131......................          12
      18    8.00%, 11/15/06, Pool
              #316671......................          19
      26    8.00%, 11/15/06, Pool
              #313528......................          27
      39    8.00%, 11/15/06, Pool
              #312210......................          42
      42    8.00%, 12/15/06, Pool
              #311384......................          45
      59    8.00%, 2/15/07, Pool #316086...          63
     249    7.00%, 3/15/07, Pool #318474...         267
      27    8.00%, 3/15/07, Pool #318825...          29
      22    8.00%, 3/15/07, Pool #178684...          23
      18    8.00%, 4/15/07, Pool #316441...          19
      19    8.00%, 10/15/07, Pool
              #020981......................          20
      34    8.00%, 10/15/07, Pool
              #018954......................          37
      11    8.00%, 12/15/07, Pool
              #020290......................          12
      44    8.00%, 12/15/07, Pool
              #019083......................          47
      42    9.00%, 1/15/08, Pool #780182...          42
     359    6.50%, 7/15/08, Pool #364282...         383
      70    6.50%, 7/20/08, Pool #1287.....          75
     236    6.50%, 12/15/08, Pool
              #364290......................         252
     119    7.00%, 1/15/09, Pool #372773...         128

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       34
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    197    8.00%, 9/15/09, Pool #400089...  $      213
     876    9.00%, 9/15/09, Pool #780072...         951
     193    9.00%, 3/15/10, Pool #780457...         209
   2,618    6.00%, 12/20/14, Series 02-71,
              Class VJ.....................       2,824
      40    6.63%, 11/20/15, Pool #8080*...          41
      39    5.38%, 1/20/16, Pool #8092*....          40
      43    4.88%, 3/20/16, Pool #8110*....          44
      85    5.75%, 8/20/16, Pool #8150*....          88
      62    5.38%, 5/20/17, Pool #8224.....          63
      63    5.75%, 9/20/17, Pool #8263*....          65
      42    6.63%, 10/20/17, Pool #8276*...          43
      50    6.63%, 12/20/17, Pool #8296*...          51
      58    6.63%, 12/20/17, Pool #8293*...          60
      48    5.38%, 4/20/18, Pool #8342*....          49
      80    5.75%, 8/20/18, Pool #8393*....          83
     318    12.00%, 11/15/19, Pool
              #780149......................         376
     369    5.38%, 5/20/20, Pool #8642*....         380
     176    9.50%, 7/15/20, Pool #293363...         198
     106    5.38%, 5/20/21 Pool #8785*.....         109
      17    6.25%, 8/20/21, Pool #8823*....          17
     106    5.38%, 3/20/22, Pool #8938*....         109
     340    9.50%, 3/15/23, Pool #780010...         383
     138    6.00%, 6/20/23, Series 98-14,
              Class PD.....................         139
      89    9.00%, 9/15/24, Pool #403964...          99
     333    9.50%, 12/15/24, Pool
              #780831......................         375
     236    8.50%, 3/20/25, Pool #1974.....         258
     232    8.50%, 4/15/25, Pool #780010...         255
     317    8.50%, 4/20/25, Pool #1989.....         346
     976    6.63%, 11/20/25, Pool #8746*...       1,008
   3,258    9.50%, 12/15/25, Pool
              #780965......................       3,672

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    456    5.38%, 1/20/26, Pool #8790*....  $      468
     516    8.00%, 9/20/26, Pool #2285.....         559
      42    9.00%, 10/15/26, Pool
              #423946......................          47
      87    5.38%, 1/20/27, Pool #80033*...          89
      42    5.38%, 3/20/27, Pool #80053*...          43
     153    8.00%, 10/20/27, Pool #2499....         165
      60    8.00%, 12/20/27, Pool #2525....          65
      31    5.38%, 1/20/28, Pool #80152*...          31
      76    8.00%, 6/15/28, Pool #444095...          82
       7    8.00%, 8/15/28, Pool #472198...           8
     414    7.50%, 9/20/28, Pool #2646.....         442
                                             ----------
                                                 16,313
                                             ----------
  Total U.S. Government Agency Mortgages        293,225
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (7.7%):
Fannie Mae (2.9%):
     100    5.91%, 8/25/03, Series 03,
              Class M......................         103
     250    5.33%, 10/20/03, Series B......         258
     330    5.27%, 11/13/03, Series B......         341
     635    5.30%, 12/22/03, Series MTN1...         659
  10,000    7.13%, 2/15/05.................      11,096
  17,000    5.50%, 2/15/06.................      18,606
                                             ----------
                                                 31,063
                                             ----------
Federal Farm Credit Bank (0.0%):
     300    5.87%, 1/21/03.................         301
                                             ----------
Federal Home Loan Bank (3.7%):
     250    5.70%, 3/25/03.................         253
     235    6.02%, 4/10/03, Series VW03....         238
     350    5.69%, 6/19/03, Series 6G03....         357
     500    5.34%, 11/4/03.................         517

Continued

ONE GROUP SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       35

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
$    170    5.30%, 11/17/03................  $      176
     500    5.50%, 2/10/04.................         522
     500    5.50%, 2/24/04.................         523
     100    5.59%, 3/30/04.................         105
  19,000    4.88%, 4/16/04.................      19,835
  15,500    4.75%, 6/28/04.................      16,235
     800    7.99%, 1/19/05.................         899
                                             ----------
                                                 39,660
                                             ----------
Freddie Mac (1.0%):
   5,000    3.88%, 2/15/05.................       5,214
   5,000    4.25%, 6/15/05.................       5,267
                                             ----------
                                                 10,481
                                             ----------
Government Trust Certificate (0.1%):
     229    0.00%, 5/15/03.................         228
     510    0.00%, 11/15/03................         503
     216    0.00%, 11/15/03................         213
                                             ----------
                                                    944
                                             ----------
  Total U.S. Government Agency Securities        82,449
                                             ----------
U.S. TREASURY OBLIGATIONS (33.8%):
U.S. Treasury Inflation Protected Bonds (0.9%):
   3,432    3.38%, 1/15/07.................       3,719
   1,122    3.63%, 1/15/08.................       1,231
   3,000    3.88%, 1/15/09.................       3,697
     850    4.25%, 1/15/10.................       1,045
                                             ----------
                                                  9,692
                                             ----------
U.S. Treasury Notes (31.7%):
  61,250    7.25%, 5/15/04.................      66,189
  20,000    7.25%, 8/15/04.................      21,884

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
$ 42,000    5.88%, 11/15/04................  $   45,375
 102,300    7.88%, 11/15/04................     114,269
   5,000    7.50%, 2/15/05.................       5,608
  10,000    6.75%, 5/15/05.................      11,152
  42,000    5.75%, 11/15/05................      46,441
   5,000    5.88%, 11/15/05................       5,546
  13,000    6.88%, 5/15/06.................      14,961
   3,000    4.38%, 5/15/07.................       3,222
   5,800    10.38%, 11/15/09...............       6,721
                                             ----------
                                                341,368
                                             ----------
U.S. Treasury STRIPS (0.7%):
   7,890    8/15/05........................       7,504
                                             ----------
U.S. Treasury Bonds (0.5%):
   5,000    4.63%, 5/15/06.................       5,394
                                             ----------
  Total U.S. Treasury Obligations               363,958
                                             ----------
INVESTMENT COMPANIES (0.4%):
   4,086    One Group Government Money
              Market Fund, Class I.........       4,086
                                             ----------
  Total Investment Companies                      4,086
                                             ----------
REPURCHASE AGREEMENT (0.0%):
$    143    State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $143, collateralized
              by various U.S. Government
              Securities)..................         143
                                             ----------
  Total Repurchase Agreement...............         143
                                             ----------
Total (Cost $1,032,853) (a)................  $1,067,463
                                             ==========

------------
Percentages indicated are based on net assets of $1,075,242.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $35,771
                   Unrealized depreciation......................   (1,161)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $34,610
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2002.

See notes to financial statements.

                                       36
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES (3.3%):
 $ 3,806    Advanta Mortgage Loan Trust,
              Series 98-1, Class A5, 6.60%,
              3/25/28.......................  $    3,936
   1,174    Americredit Automobile
              Receivables Trust, Series
              99-A, Class A4, 5.88%,
              12/12/05......................       1,179
   2,000    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08......................       2,094
   3,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09.......................       3,155
   2,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09.......................       2,049
   1,300    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08.......................       1,384
   2,350    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32...........       2,509
   4,250    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14................       4,534
   4,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32.....       4,656
     667    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05......................         672
   3,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04......................       3,118
   2,000    Green Tree Financial Corp.,
              Series 93-2, Class B, 8.00%,
              7/15/18.......................       1,778
   1,224    Green Tree Recreational,
              Equipment & Consulting, Series
              97-D, Class A1HE, 6.90%,
              3/15/29.......................       1,269
   1,350    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06......................       1,412
   3,000    MBNA Credit Card Master Note
              Trust, Series 02, Class C1,
              6.80%, 7/15/14................       3,188
   2,000    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)...................       2,255
   2,200    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)...................       2,511
     459    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24.........         462

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   356    Onyx Acceptance Auto Trust,
              Series 99-C, Class A4, 6.76%,
              5/15/04.......................  $      359
   2,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09.......................       2,080
   2,427    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.09%,
              4/25/08.......................       2,437
     783    Structured Asset Mortgage
              Investments, Inc., Series
              98-8, Class 3A4, 6.50%,
              7/25/13.......................         822
   2,996    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A2, 6.40%,
              6/15/11 (b)...................       3,217
   4,250    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15 (b)...................       4,608
     750    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08........................         836
   2,250    WFS Financial Owner Trust,
              Series 02-1, Class A4A, 4.87%,
              9/20/09.......................       2,393
   2,000    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10.......................       2,092
                                              ----------
  Total Asset Backed Securities                   61,005
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.3%):
     683    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31...........         690
     399    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%,
              7/25/09 (b)...................          24
   3,068    Chase Mortgage Finance Corp.,
              Series 00-S5, Class A3, 7.75%,
              6/25/30.......................       3,106
   2,000    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6, 7.75%,
              11/25/30......................       2,025
     682    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................         697
      77    Collateralized Mortgage
              Securities Corp., Series 88-2,
              Class B, 8.80%, 4/20/19.......          78
   5,000    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A4,
              7.00%, 7/25/31................       5,211

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       37

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class A5,
              6.75%, 12/25/31...............  $    1,641
   3,500    Countrywide Alternative Loan
              Trust, Series 02-2, Class A12,
              6.75%, 4/25/32................       3,705
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32................       6,326
     611    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              12.50%, 2/25/09, IF*..........         617
   1,792    Countrywide Funding Corp.,
              Series 94-9, Class A20, 0.00%,
              5/25/24, PO...................       1,736
   3,715    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13.......................       3,767
     304    Countrywide Home Loans, Series
              98-18, Class 2A4, 6.75%,
              11/25/28......................         308
   1,000    Countrywide Home Loans, Series
              98-18, Class 2A3, 6.75%,
              11/25/28......................       1,020
     369    Countrywide Mortgage Securities
              Corp., Series 94-I, Class A6,
              6.25%, 7/25/09................         372
     995    CS First Boston Mortgage
              Securities Corp., Series 97-2,
              Class A, 7.50%, 6/25/20 (b)...       1,023
   2,250    GE Capital Mortgage Services,
              Inc., Series 94-17, Class A6,
              7.00%, 5/25/24................       2,292
   1,592    GMAC Mortgage Corp. Loan Trust,
              Series 02-J1, Class A9, 6.50%,
              3/25/32.......................       1,597
     610    Headlands Mortgage Securities,
              Inc., Series 97-6, Class AII1,
              6.75%, 12/25/12...............         618
   5,000    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30......       5,191
   5,000    JP Morgan Chase Commercial
              Mortgage Finance Corp., Series
              96-C2, Class B, 6.80%,
              11/25/27......................       5,474
   2,000    JP Morgan Chase Commerical
              Mortgage Finance Corp., Series
              97-C4, Class B, 7.50%,
              12/26/28......................       2,264

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 5,000    MLMI, Series 97-C2, Class A2,
              6.54%, 12/10/29...............  $    5,605
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 13418.04%,
              4/20/21, HB, IF*..............         141
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 13418.04%,
              7/20/21, HB, IF*..............          80
      88    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO..................          80
   4,000    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3,
              7.01%, 9/20/06................       4,464
   2,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30.....       2,090
       5    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18.....           6
   1,209    Prudential Home Mortgage
              Securities, Series 92-9, Class
              A5, 7.50%, 5/25/07............       1,208
   2,724    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       2,757
     958    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*...........................         980
   3,000    Prudential Home Mortgage
              Securities, Series 94-6, Class
              A9, 6.50%, 2/25/24............       3,090
   8,434    Residential Accredit Loans,
              Inc., Series 02-QS8, Class A5,
              6.25%, 6/25/17................       8,688
   5,873    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 13.65%, 10/25/17, IF*.....       6,788
   1,264    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26.........       1,283
   2,000    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30...........       2,068
   2,110    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30..........       2,161
   1,481    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09.......................       1,516

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       38
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   967    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30.......................  $      966
   2,512    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30......................       2,567
     121    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26........................         127
   5,200    Structured Asset Securities
              Corp., Series 01-1, Class 1A8,
              6.85%, 2/25/31................       5,361
   2,068    Structured Mortgage Asset
              Residential Trust, Series
              93-2A, Class AE, 7.60%,
              3/25/09.......................       2,136
   4,000    The Equitable Life Assurance
              Society of the US, Series 174,
              Class A1, 7.24%,
              5/15/06 (b)...................       4,478
   5,742    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24.......................       5,719
   4,752    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.......................       5,144
   1,704    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................       1,927
   6,187    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.......................       6,994
   5,000    Washington Mutual Mortgage
              Securities Corp., Series 01-4,
              Class 1A4, 6.63%, 6/25/31.....       5,230
                                              ----------
  Total Collateralized Mortgage Obligations      133,436
                                              ----------
CORPORATE BONDS (19.6%):
Aerospace & Defense (0.1%):
   1,534    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11 (b)...........       1,638
                                              ----------
Airlines (1.1%):
   1,000    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              9/15/09.......................         890
     300    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              3/15/20.......................         263
   1,679    Delta Airlines, Inc., Series
              01-1, 6.62%, 3/18/11..........       1,650
   2,250    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12...........       2,382
     600    Northwest Airlines, Inc., Series
              01-1, Class B, 7.69%,
              4/1/17........................         485
     600    Northwest Airlines, Inc., Series
              01-1, 7.04%, 4/1/22...........         570
     809    Southwest Airlines Co., Series
              01-1, 5.10%, 5/1/06...........         841
   1,625    Southwest Airlines Co., Series
              A2, 5.50%, 11/1/06............       1,718

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
 $ 1,000    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19..........  $    1,047
   3,324    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19..........       3,477
   1,354    U.S. Airways, Inc., Series 01-1,
              7.08%, 3/20/21................       1,400
     600    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10........................         462
   1,669    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11........................       1,284
   2,471    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13........................       1,926
   2,581    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14........................       2,023
                                              ----------
                                                  20,418
                                              ----------
Automotive (0.3%):
   1,850    Daimler Chrysler AG, 6.66%,
              1/8/05........................       1,885
   1,600    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05................       1,725
   1,255    General Motors Corp., 7.20%,
              1/15/11.......................       1,262
                                              ----------
                                                   4,872
                                              ----------
Banking, Finance & Insurance (10.9%):
     200    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05................         221
     650    American General Finance Corp.,
              4.50%, 11/15/07...............         670
     450    American General Finance Corp.,
              5.38%, 10/1/12................         461
     700    Ameritech Capital Funding,
              6.15%, 1/15/08................         771
     300    Associates Corp., 6.63%,
              6/15/05.......................         327
   1,000    Associates Corp., 6.38%,
              11/15/05......................       1,101
   5,475    Associates Corp., 8.15%,
              8/1/09........................       6,382
   1,700    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08................         935
   8,250    Bank of America Corp., 7.80%,
              2/15/10.......................       9,826
   1,500    Bear Stearns Co., Inc., 6.25%,
              7/15/05.......................       1,636
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05.......................       1,598

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       39

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,500    Capital One Bank, 8.25%,
              6/15/05.......................  $    1,517
   2,500    Chase Manhattan Corp., 7.13%,
              6/15/09.......................       2,776
     700    CIT Group Holdings, 6.63%,
              6/15/05.......................         731
     250    Citicorp, 6.75%, 8/15/05........         277
   8,100    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11......................       8,465
   1,000    First Union National, Inc.,
              7.80%, 8/18/10................       1,209
   5,000    Firstar Bank N.A., 7.13%,
              12/1/09.......................       5,918
   1,500    Ford Motor Credit Co., 6.63%,
              6/30/03.......................       1,519
   4,250    Ford Motor Credit Co., 6.13%,
              3/20/04.......................       4,315
   2,000    Ford Motor Credit Co., 5.80%,
              1/12/09.......................       1,857
   6,700    Ford Motor Credit Co., 7.38%,
              10/28/09......................       6,649
   4,000    Ford Motor Credit Co., 7.25%,
              10/25/11......................       3,893
     266    GE Capital Corp., 7.88%,
              12/1/06.......................         308
   3,500    GE Capital Corp., 5.38%,
              3/15/07.......................       3,750
   2,100    GE Capital Corp., 4.25%,
              1/15/08.......................       2,156
   1,750    GE Capital Corp., 4.63%,
              9/15/09.......................       1,795
   3,000    GE Capital Corp., 6.00%,
              6/15/12.......................       3,245
   7,000    GMAC, 6.38%, 1/30/04............       7,189
   2,000    GMAC, 6.85%, 6/17/04............       2,084
   4,600    GMAC, 6.13%, 9/15/06............       4,678
   4,600    GMAC, 7.25%, 3/2/11.............       4,695
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09.......................         574
   5,000    Goldman Sachs Group LP, 6.88%,
              1/15/11.......................       5,590
   1,500    Goldman Sachs Group LP, 6.60%,
              1/15/12.......................       1,660
   1,750    Household Automotive Trust,
              Series 00-2, Class A4, 7.43%,
              4/17/07.......................       1,862
     900    Household Finance Corp., 7.63%,
              1/15/03.......................         901
   1,500    Household Finance Corp., 7.20%,
              7/15/06.......................       1,624

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    Household Finance Corp., 6.50%,
              11/15/08......................  $    1,077
   7,000    Household Finance Corp., 5.88%,
              2/1/09........................       7,194
   3,450    Household Finance Corp., 8.00%,
              7/15/10.......................       3,903
   1,400    Household Finance Corp., 6.75%,
              5/15/11.......................       1,495
   1,000    Household Finance Corp., 6.38%,
              11/27/12......................       1,046
     100    Inter-American Development Bank,
              8.40%, 9/1/09.................         127
   2,000    Jackson National Life Global,
              6.13%, 5/30/12 (b)............       2,121
   1,200    John Hancock Global Funding,
              7.90%, 7/2/10 (b).............       1,410
   2,250    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12................       2,495
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b)....................       6,274
   2,000    Marshall & Ilsley Corp., 5.75%,
              9/1/06........................       2,181
   5,000    MBNA Corp., 2.42%, 5/23/03......       4,984
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b)............       4,355
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07.......................       1,611
     170    Midland Bank, 8.63%, 12/15/04...         191
   1,600    Monumental Global Funding,
              5.20%, 1/30/07 (b)............       1,678
   4,100    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11...........       4,564
   4,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12............       5,107
   9,685    National Rural Utilities, 6.00%,
              5/15/06.......................      10,573
     600    Nationwide Financial Services,
              6.25%, 11/15/11...............         627
     100    Norwest Financial, Inc., 7.00%,
              1/15/03.......................         100
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04........................       1,063
   1,000    Popular North America, Inc.,
              Series E, 6.13%, 10/15/06.....       1,083
   3,780    Principal Life Global Funding,
              6.25%, 2/15/12 (b)............       4,014
      36    Private Exempt Funding, 5.65%,
              3/15/03.......................          36

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       40
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 2,222    Rental Car Finance Corp., 6.45%,
              8/25/05.......................  $    2,254
   1,300    SLM Corp., Series A, 5.38%,
              1/15/13.......................       1,343
   3,000    State Street Corp., 7.65%,
              6/15/10.......................       3,605
   1,130    Suntrust Bank, 6.38%, 4/1/11....       1,262
     570    Toyota Motor Credit Corp.,
              5.63%, 11/13/03...............         589
   2,400    Tyco Capital Corp., 6.50%,
              2/7/06........................       2,529
   5,000    U.S. Bancorp, 6.50%, 2/1/08.....       5,691
   3,500    Wachovia Corp., 4.95%, 11/1/06..       3,738
   1,500    Washington Mutual Bank, 6.88%,
              6/15/11.......................       1,685
   1,000    Washington Mutual Finance,
              6.88%, 5/15/11................       1,118
   3,100    Wells Fargo Bank, 7.55%,
              6/21/10.......................       3,695
                                              ----------
                                                 201,983
                                              ----------
Conglomerates (0.2%):
   3,000    Tyco International Group, 6.25%,
              6/15/03.......................       2,978
                                              ----------
Ecological Services & Equipment (0.1%):
   2,250    Honeywell International, 5.13%,
              11/1/06.......................       2,381
                                              ----------
Energy (0.3%):
   2,700    Constellation Energy Group,
              6.35%, 4/1/07.................       2,841
   1,000    DTE Energy Co., 6.65%, 4/15/09..       1,107
   1,600    Duke Energy Corp., 5.63%,
              11/30/12......................       1,600
                                              ----------
                                                   5,548
                                              ----------
Financial (0.4%):
   6,750    Ford Motor Credit Co., 6.88%,
              2/1/06........................       6,766
                                              ----------
Governments (Foreign) (0.2%):
   3,000    Province of Quebec, 5.75%,
              2/15/09.......................       3,341
                                              ----------
Industrial Goods & Services (1.3%):
     600    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10.................         667
   5,000    Cox Radio, Inc., 6.38%,
              5/15/05.......................       5,126
   4,050    Enron Corp., 6.75%,
              7/1/05 (c)....................           0
   1,400    IBM Corp., 5.39%, 1/22/09.......       1,517
   1,500    Kroger Co., 8.05%, 2/1/10.......       1,765

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 4,000    Oracle Corp., 6.72%, 2/15/04....  $    4,183
   2,350    Phillips Petroleum Co., 8.75%,
              5/25/10.......................       2,945
   5,000    Thomas & Betts, Series MTN,
              6.29%, 2/13/03 (b)............       5,001
   1,250    Tyco International Group, 6.75%,
              2/15/11.......................       1,183
     750    Tyco International Group, 6.38%,
              10/15/11......................         703
     800    Weyerhaeuser Co., 6.13%,
              3/15/07.......................         857
     200    Weyerhaeuser Co., 6.75%,
              3/15/12.......................         218
                                              ----------
                                                  24,165
                                              ----------
Leasing (0.2%):
   4,250    International Lease Finance
              Corp., 5.85%, 11/25/03........       4,386
                                              ----------
Multimedia (0.4%):
   1,100    AOL Time Warner Entertainment,
              10.15%, 5/1/12................       1,391
   1,000    AOL Time Warner, Inc., 5.63%,
              5/1/05........................       1,023
   2,125    AOL Time Warner, Inc., 8.18%,
              8/15/07.......................       2,336
   1,400    AOL Time Warner, Inc., 7.48%,
              1/15/08.......................       1,480
   1,425    Comcast Cable Communications,
              8.13%, 5/1/04.................       1,501
                                              ----------
                                                   7,731
                                              ----------
Real Estate (0.2%):
   2,750    EOP Operating LP, 6.75%,
              2/15/12.......................       2,960
                                              ----------
Telecommunications (2.4%):
     524    AT&T Broadband Corp., 8.38%,
              3/15/13.......................         596
     750    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07.................         773
     600    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11.................         604
   1,000    Bellsouth Telecommunications,
              5.00%, 10/15/06...............       1,069
   1,246    Bellsouth Telecommunications,
              6.30%, 12/15/15...............       1,335
   4,100    British Telecom PLC, 8.38%,
              12/15/10......................       4,924

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       41

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $   700    Cox Communications, Inc., 6.88%,
              6/15/05.......................  $      755
     900    Cox Communications, Inc., 7.75%,
              11/1/10.......................       1,027
   4,960    France Telecom, 9.25%, 3/1/11...       5,745
     870    New York Telephone Co., 6.00%,
              4/15/08.......................         944
   2,800    Nynex Capital Funding, 8.23%,
              10/15/09......................       3,276
     506    Nynex Corp., 9.55%, 5/1/10......         580
   1,250    Sprint Capital Corp., 7.13%,
              1/30/06.......................       1,239
   5,350    Sprint Capital Corp., 6.00%,
              1/15/07.......................       5,061
     900    Sprint Capital Corp., 8.38%,
              3/15/12.......................         897
   3,700    TCI Communications, Inc., 9.80%,
              2/1/12........................       4,454
   1,400    Telus Corp., 8.00%, 6/1/11......       1,351
   5,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10................       5,978
   2,000    Verizon New England, Inc.,
              6.50%, 9/15/11................       2,213
   1,000    Verizon New York, Inc., 6.88%,
              4/1/12........................       1,126
   4,100    WorldCom, Inc., 7.38%,
              1/15/06 (b) (c)...............         984
                                              ----------
                                                  44,931
                                              ----------
Transportation (0.3%):
   4,731    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22.........       5,225
                                              ----------
Transportation & Shipping (0.1%):
   1,000    Burlington North Santa Fe,
              7.13%, 12/15/10...............       1,156
                                              ----------
Utilities (1.1%):
     400    Alabama Power Co., 4.70%,
              12/1/10.......................         405
     800    American Electric Power Co.,
              Series A, 6.13%, 5/15/06......         789
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b)..................       4,505
   1,600    Dominion Resources, Inc., 6.25%,
              6/30/12.......................       1,703
   1,032    National Rural Utilities, 7.30%,
              9/15/06.......................       1,171
   6,000    Ohio Power, 6.73%, 11/1/04......       6,286
   1,120    Ohio Valley Electric Co., 5.94%,
              2/12/06 (b)...................       1,220

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 2,182    Ras Laffan Gas, 7.63%, 9/15/06
              (b)...........................  $    2,305
   1,300    Southern California Gas Co.,
              4.80%, 10/1/12................       1,312
      75    Virginia Electric & Power Co.,
              5.38%, 2/1/07.................          80
                                              ----------
                                                  19,776
                                              ----------
  Total Corporate Bonds                          360,255
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (47.5%):
Fannie Mae (18.3%):
      22    10.00%, 5/25/04, Series 89-26,
              Class D.......................          23
  10,321    6.88%, 9/1/05, Pool #73192......      11,211
       0    758.75%, 1/25/06, Series 91-4,
              Class N, HB...................           2
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB...................           1
   7,214    6.95%, 4/1/06, Pool #73429......       7,962
       0    1008.12%, 4/25/06, Series 91-33,
              Class J, HB...................           3
     245    0.00%, 9/25/06, Series 96-46,
              Class PE, PO..................         239
      88    7.00%, 1/1/07, Pool #145771.....          94
     712    7.25%, 4/25/07, Series 92-44,
              Class K.......................         758
   1,000    6.50%, 2/25/08, Series 93-18,
              Class PK......................       1,105
   1,069    2.41%, 5/25/08, Series 93-55,
              Class FA*.....................       1,075
     238    3.51%, 5/25/08, Series 93-63,
              Class FD*.....................         241
     634    3.61%, 5/25/08, Series 93-72,
              Class F*......................         638
     449    3.61%, 8/25/08, Series 93-129,
              Class FE*.....................         449
      58    5.66%, 8/25/08, Series 93-209,
              Class KB......................          58
     883    0.00%, 9/25/08, Series 96-20,
              Class L, PO...................         832
   1,389    0.00%, 9/25/08, Series 96-39,
              Class J, PO...................       1,309
     653    13.26%, 9/25/08, Series 93-175,
              Class SA, IF*.................         758
   1,464    15.43%, 9/25/08, Series 93-70,
              Class SE, IF*.................       1,669
     832    3.61%, 10/25/08, Series 93-196,
              Class FA*.....................         837
   2,226    6.00%, 10/25/08, Series 93-188,
              Class QZ......................       2,274

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       42
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,606    10.88%, 10/25/08, Series 93-94,
              Class S, IF*..................  $    4,015
   1,901    0.00%, 12/25/08, Series 98-27,
              Class B, PO...................       1,794
   1,146    3.76%, 1/25/09, Series 94-12,
              Class FC*.....................       1,165
      55    11.80%, 1/25/09, Series 94-12,
              Class SB, IF*.................          57
     665    6.50%, 2/25/09, Series 94-20,
              Class Z.......................         709
   1,401    6.50%, 2/25/09, Series 94-17,
              Class JB, IO..................         172
     826    14.51%, 2/25/09, Series 94-13,
              Class SK, IF*.................         906
   1,500    0.00%, 3/25/09, Series 96-24,
              Class E, PO...................       1,413
     291    6.50%, 3/25/09, Series 95-13,
              Class B.......................         300
   1,283    6.50%, 4/1/09, Pool #190830.....       1,361
   1,000    6.50%, 2/25/10, Series 94-40,
              Class VC......................       1,083
   3,200    7.00%, 4/25/10, Series 92-124,
              Class D.......................       3,257
     365    7.00%, 6/1/10, Pool #312903.....         390
   1,236    6.50%, 12/1/10, Pool #322598....       1,312
   4,000    7.00%, 1/18/11, Series 97-23,
              Class VG......................       4,053
     406    6.50%, 4/1/11, Pool #337903.....         431
   1,803    6.50%, 10/25/11, Series 01-49,
              Class VA......................       1,876
   2,660    6.50%, 12/25/11, Series 01-12,
              Class VC......................       2,797
   1,784    7.50%, 10/1/12, Pool #402982....       1,906
   2,250    6.75%, 10/25/12, Series 93-65,
              Class D.......................       2,381
   2,467    8.00%, 11/1/12, Pool #535710....       2,670
   8,226    6.50%, 5/1/13, Pool #429707.....       8,717
   1,348    6.50%, 9/1/13, Pool #251982.....       1,428
   1,244    6.37%, 11/25/13, Series 93-220,
              Class SE, IF*.................       1,286
     512    19.14%, 11/25/13, Series 93-220,
              Class SD, IF*.................         580
     800    5.25%, 12/25/13, Series 93-225,
              Class SS, IF*.................         809
   1,000    21.44%, 12/25/13, Series 93-225,
              Class SG, IF*.................       1,314

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $     3    7.50%, 5/1/14, Pool #57930......  $        3
   1,878    6.00%, 5/25/14, Series 01-71,
              Class GU......................       1,995
   2,000    6.00%, 9/25/14, Series 01-71,
              Class QC......................       2,093
   1,425    6.50%, 8/25/15, Series 01-61,
              Class VQ......................       1,535
   5,000    5.00%, 11/25/15, Series 02-74,
              Class PD......................       5,090
   5,000    6.00%, 12/25/15, Series 01-78,
              Class VB......................       5,303
     193    12.50%, 1/1/16, Pool #303306....         227
   4,000    5.00%, 1/25/16, Series 02-74,
              Class LD......................       4,098
   3,500    6.00%, 3/25/16, Series 01-5,
              Class OW......................       3,780
   7,000    5.50%, 5/25/16, Series 02-61,
              Class PE......................       7,340
   1,873    5.00%, 12/1/16, Pool #615017....       1,924
  14,100    6.00%, 12/25/16, Series 01-74,
              Class MB......................      15,213
     304    6.00%, 12/25/16, Series G-22,
              Class G.......................         322
   5,250    6.00%, 12/25/16, Series 01-71,
              Class QE......................       5,584
   3,798    6.50%, 12/25/16, Series 01-50,
              Class VB......................       4,040
   2,000    6.00%, 2/25/17, Series 02-2,
              Class UC......................       2,147
     384    1.91%, 3/25/17, Series 96-27,
              Class FA*.....................         387
      19    7.00%, 4/1/17, Pool #44696......          20
   2,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       2,138
      95    9.25%, 4/25/18, Series 88-7,
              Class Z.......................         108
     916    3.30%, 6/25/18, Series 92-206,
              Class FA*.....................         919
     659    9.85%, 11/1/18, Series 97-77,
              Class M.......................         760
     453    9.50%, 12/1/18, Pool #426839....         509
     287    4.44%, 3/1/19, Pool #116612*....         295
      35    10.50%, 3/1/19, Series 50, Class
              2, IO.........................          10
      88    6.95%, 8/1/19, Pool #111366*....          92
     857    9.00%, 9/1/19, Pool #559423.....         956

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       43

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   655    8.00%, 10/25/19, Series 89-70,
              Class G.......................  $      718
     380    17.31%, 10/25/19, Series 93-156,
              Class SD, IF*.................         395
     189    8.50%, 11/25/19, Series 89-83,
              Class H.......................         209
     274    9.00%, 11/25/19, Series 89-89,
              Class H.......................         309
     284    9.40%, 11/25/19, Series 89-78,
              Class H.......................         320
     196    8.50%, 1/25/20, Series 90-97,
              Class B.......................         218
     105    8.80%, 1/25/20, Series 90-1,
              Class D.......................         118
     150    5.50%, 6/25/20, Series 90-60,
              Class K.......................         156
     142    9.50%, 6/25/20, Series 90-63,
              Class H.......................         154
     157    5.50%, 8/25/20, Series 90-93,
              Class G.......................         167
     629    6.50%, 8/25/20, Series 90-102,
              Class J.......................         668
       2    505.92%, 8/25/20, Series 90-94,
              Class H, HB...................          23
       1    1118.04%, 8/25/20, Series 90-95,
              Class J, HB...................          34
     273    9.00%, 10/25/20, Series 90-120,
              Class H.......................         307
      67    19.44%, 11/25/20, Series 90-134,
              Class SC, IF*.................          92
     159    6.50%, 12/25/20, Series 97-85,
              Class L, IO...................           0
       4    652.15%, 12/25/20, Series
              90-140, Class K, HB...........          63
       0    907.68%, 2/25/21, Series 91-7,
              Class K, HB...................           4
      21    8.00%, 3/1/21, Pool #70825......          22
   2,000    7.00%, 3/25/21, Series 01-4,
              Class PC......................       2,186
     435    15.21%, 5/25/21, Series 91-42,
              Class S, IF*..................         531
     212    8.50%, 6/25/21, Series G-14,
              Class L.......................         236
     921    8.75%, 6/25/21, Series G-18,
              Class Z.......................       1,036
     650    8.75%, 10/25/21, Series G-35,
              Class M.......................         726
     841    5.00%, 11/25/21, Series G92-66,
              Class JB......................         847

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   399    7.88%, 11/25/21, Series 92-215,
              Class PM......................  $      404
   1,581    10.00%, 1/25/22, Series 93-165,
              Class SZ, IF*.................       1,623
   3,000    6.50%, 2/25/22, Series 02-1,
              Class HC......................       3,257
   1,501    3.60%, 3/25/22, Series 92-33,
              Class F*......................       1,527
   7,000    7.00%, 4/25/22, Series 93-41,
              Class D.......................       7,133
       1    233.72%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*.........         150
     203    7.00%, 7/25/22, Series G92-42,
              Class Z.......................         219
   3,251    7.50%, 7/25/22, Series G92-35,
              Class E.......................       3,498
   4,488    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       4,927
   1,205    6.50%, 8/25/22, Series 96-59,
              Class J.......................       1,233
   1,803    0.00%, 9/25/22, Series 97-70,
              Class PO, PO..................       1,692
     466    5.50%, 9/25/22, Series 92-143,
              Class MA......................         493
   3,107    7.50%, 9/25/22, Series G92-54,
              Class ZQ......................       3,382
     725    7.50%, 11/1/22, Pool #189190....         778
   1,737    9.75%, 12/25/22, Series 93-225,
              Class VO, IF*.................       1,891
     793    6.50%, 2/25/23, Series 93-5,
              Class Z.......................         835
   1,295    0.00%, 3/25/23, Series 98-28,
              Class ED, PO..................       1,263
   7,767    6.00%, 3/25/23, Series 93-41,
              Class PH......................       8,163
   4,795    7.00%, 3/25/23, Series 93-37,
              Class PX......................       5,499
     410    7.50%, 4/1/23, Series 218, Class
              2, IO.........................          64
     403    0.00%, 4/25/23, Series 98-4,
              Class C, PO...................         372
   1,841    14.21%, 4/25/23, Series 93-62,
              Class SA, IF*.................       2,118
  13,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO...................      11,546
     772    3.88%, 6/25/23, Series 94-82,
              Class SA, IF, IO*.............           6

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       44
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,245    6.50%, 7/25/23, Series 96-59,
              Class K.......................  $    3,555
   1,000    6.50%, 7/25/23, Series 93-122,
              Class M.......................       1,072
     361    7.41%, 7/25/23, Series 93-115,
              Class SD, IF*.................         364
   4,000    6.67%, 8/25/23, Series 96-14,
              Class SE, IF, IO*.............       1,125
     933    6.50%, 9/25/23, Series 93-178,
              Class PK......................       1,001
     811    9.11%, 9/25/23, Series 93-165,
              Class SD, IF*.................         853
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PI......................      10,716
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA......................       5,442
     358    7.00%, 10/25/23, Series 93-199,
              Class Z.......................         359
     311    0.00%, 11/25/23, Series 94-9,
              Class E, PO...................         284
     391    9.80%, 11/25/23, Series 93-207,
              Class SC, IF*.................         398
   1,459    6.00%, 12/18/23, Series 97-79,
              Class PE......................       1,460
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G.......................       3,166
   3,748    7.00%, 12/25/23, Series 93-250,
              Class Z.......................       4,032
   1,328    17.33%, 12/25/23, Series 93-223,
              Class SN, IF*.................       1,421
   2,144    19.02%, 12/25/23, Series 93-247,
              Class SA, IF*.................       2,733
     271    10.00%, 2/1/24, Pool #479469....         311
   2,825    0.00%, 2/25/24, Series 99-16,
              Class B, PO...................       2,764
      47    1.84%, 3/25/24, Series 94-39,
              Class F*......................          47
   1,311    12.29%, 3/25/24, Series 94-28,
              Class SC, IF*.................       1,346
      18    18.62%, 3/25/24, Series 94-39,
              Class S, IF*..................          19
     334    8.00%, 5/1/24, Pool #250066.....         364
     553    8.50%, 7/1/24, Pool #250103.....         602
     454    7.50%, 10/1/24, Pool #303031....         486
     901    8.80%, 1/25/25, Series G95-1,
              Class C.......................       1,011
      27    7.50%, 5/1/25, Pool #293928.....          29
     107    7.50%, 5/1/25, Pool #311810.....         114

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    77    8.50%, 5/1/25, Pool #308499.....  $       84
     105    8.50%, 6/1/25, Pool #315277.....         114
     759    7.00%, 7/1/25, Pool #290387.....         803
     493    7.00%, 7/1/25, Pool #312931.....         522
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH......................       2,741
     113    9.00%, 4/1/26, Pool #446278.....         126
     410    6.89%, 6/1/26, Pool #341503*....         426
     485    7.50%, 8/18/26, Series 97-29,
              Class PL, IO..................          26
     188    8.50%, 11/1/26, Pool #411183....         204
   3,990    1.84%, 3/25/27, Series 97-20,
              Class IO, IO..................         315
   3,307    1.84%, 3/25/27, Series 97-20,
              Class IB, IO..................         252
   3,118    7.50%, 4/18/27, Series 97-27,
              Class J.......................       3,349
   3,477    7.50%, 4/20/27, Series 97-29,
              Class J.......................       3,650
   3,284    7.50%, 5/20/27, Series 97-39,
              Class PD......................       3,596
   1,000    6.50%, 6/25/27, Series 00-16,
              Class PC......................       1,039
   1,865    8.50%, 8/1/27, Pool #253605.....       2,030
     638    4.20%, 9/1/27, Pool #54844*.....         651
   1,020    7.00%, 9/1/27, Pool #313687.....       1,077
   4,058    7.00%, 12/18/27, Series 97-81,
              Class PI, IO..................         494
     497    0.00%, 1/25/29, Series 01-31,
              Class EK, PO..................         494
     741    4.45%, 3/1/29, Pool #303532*....         757
      37    39.34%, 6/25/29, Series 99-28,
              Class SB, IF*.................          37
   1,700    6.00%, 7/25/29, Series 01-80,
              Class PE......................       1,803
   3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6......................       3,140
     548    8.50%, 2/1/30, Pool #566784.....         597
  24,653    6.68%, 2/25/30, Series 01-53,
              Class TS, IF, IO*.............       1,343
   3,731    7.50%, 2/25/30, Series 00-2,
              Class ZE......................       4,402
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7......................       5,282
  17,283    6.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*............       1,297
   1,622    9.00%, 12/1/30, Pool #649940....       1,803

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       45

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 6,500    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................  $    2,432
     888    6.50%, 8/25/31, Series 01-35,
              Class CM......................         888
   4,000    7.00%, 8/25/31, Series 01-36,
              Class DE......................       4,448
   5,666    20.57%, 2/25/32, Series 02-1,
              Class SA, IF*.................       6,476
   7,150    6.58%, 3/15/32, Series 2450,
              Class SW, IF, IO*.............         589
   4,000    6.50%, 4/25/32, Series 02-59,
              Class VB......................       4,246
   1,956    6.50%, 4/25/32, Series 02-59,
              Class VA......................       2,073
   2,000    6.50%, 5/25/32, Series 02-28,
              Class PK......................       2,200
   2,415    7.00%, 8/1/32, Pool #649624.....       2,554
   2,500    6.00%, 12/1/32, Pool #675555....       2,595
   1,995    12.98%, 12/25/32, Series 02-84,
              Class S, IF*..................       1,942
                                              ----------
                                                 336,191
                                              ----------
Freddie Mac (22.5%):
   1,312    6.21%, 9/15/04, Series 1982,
              Class SB, IF, IO*.............          36
     691    6.50%, 10/1/04, Gold Pool
              #M80495.......................         710
       2    1008.12%, 5/15/06, Series 1072,
              Class A, HB...................           8
       0    1008.12%, 6/15/06, Series 1098,
              Class M, HB...................           1
     230    4.50%, 3/15/07, Series 1295,
              Class JB......................         232
       9    8.00%, 4/1/07, Pool #160022.....          10
       2    981.87%, 6/15/07, Series 1298,
              Class L, HB...................          19
   3,171    4.50%, 11/15/07, Series 1404,
              Class FA......................       3,230
   1,382    7.00%, 1/15/08, Series 1473,
              Class HA......................       1,452
     453    7.56%, 2/15/08, Series 1465,
              Class SA, IF, IO*.............          45
      93    5.50%, 4/15/08, Series 2108,
              Class PE......................          93
       8    6.00%, 4/15/08, Series 1531,
              Class K.......................           8
     355    0.00%, 5/15/08, Series 1989,
              Class L, PO...................         352
     707    3.25%, 5/15/08, Series 1513,
              Class AG*.....................         725

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    96    3.76%, 5/15/08, Series 1513,
              Class TA*.....................  $       96
     301    4.36%, 5/15/08, Series 1506,
              Class F*......................         307
   1,438    6.50%, 5/15/08, Series 1513,
              Class N.......................       1,570
     698    7.06%, 5/15/08, Series 1506,
              Class SD, IF, IO*.............          63
      51    14.40%, 5/15/08, Series 1506,
              Class S, IF*..................          60
   1,000    6.00%, 7/15/08, Series 1708,
              Class D.......................       1,045
     798    8.50%, 7/15/08, Series 1549,
              Class K.......................         878
   1,413    11.79%, 7/15/08, Series 1544,
              Class J, IF*..................       1,583
     164    7.50%, 8/1/08, Gold Pool
              #G10117.......................         174
   1,868    0.00%, 8/15/08, Series 1900,
              Class T, PO...................       1,765
     477    10.03%, 8/15/08, Series 1565,
              Class K, IF*..................         496
      14    7.50%, 9/1/08, Pool #252600.....          14
     886    5.00%, 9/15/08, Series 1586,
              Class M.......................         949
     117    6.00%, 9/15/08, Series 1586,
              Class A.......................         119
     155    21.73%, 9/15/08, Series 1580,
              Class SC, IF*.................         172
   1,321    0.00%, 10/15/08, Series 1967,
              Class PC, PO..................       1,267
     222    0.00%, 10/15/08, Series 1900,
              Class I, PO...................         216
     658    8.60%, 10/15/08, Series 1600,
              Class SC, IF*.................         718
   3,958    13.84%, 10/15/08, Series 1587,
              Class SL, IF*.................       4,817
     233    16.17%, 10/15/08, Series 1598,
              Class S, IF*..................         247
   1,111    10.88%, 11/15/08, Series 1604,
              Class SA, IF*.................       1,181
   1,600    15.13%, 11/15/08, Series 1606,
              Class SC, IF*.................       1,938
     657    0.00%, 12/15/08, Series 1948,
              Class A, PO...................         634
     450    1.94%, 12/15/08, Series 1635,
              Class O*......................         451

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       46
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   347    2.59%, 12/15/08, Series 1655,
              Class F*......................  $      350
     307    3.81%, 12/15/08, Series 1647,
              Class FB*.....................         309
  12,596    6.00%, 12/15/08, Series 1624,
              Class KZ......................      13,723
   1,384    8.50%, 12/15/08, Series 1625,
              Class SD, IF*.................       1,506
     344    11.50%, 12/15/08, Series 1647,
              Class SB, IF*.................         375
     438    14.38%, 12/15/08, Series 2017,
              Class SE, IF*.................         505
      42    23.45%, 12/15/08, Series 1655,
              Class SA, IF*.................          47
   2,000    6.50%, 1/15/09, Series 1660,
              Class P.......................       2,165
     819    0.00%, 2/15/09, Series 1679,
              Class N, PO...................         788
   2,000    5.50%, 2/15/09, Series 2410,
              Class HC......................       2,084
   1,114    10.48%, 2/15/09, Series 1796,
              Class S, IF*..................       1,194
   1,480    10.51%, 3/15/09, Series 1698,
              Class SC, IF*.................       1,726
   1,774    7.50%, 8/1/09, Gold Pool
              #G10740.......................       1,890
     594    8.50%, 1/1/10, Gold Pool
              #G10305.......................         650
     270    8.50%, 1/1/10, Gold Pool
              #E00356.......................         296
   3,000    6.00%, 2/15/10, Series 2124,
              Class PB......................       3,053
      50    7.00%, 8/1/10, Gold Pool
              #E20187.......................          53
     873    6.50%, 8/15/10, Series 2324,
              Class PN......................         934
     697    7.00%, 9/1/10, Gold Pool
              #E00393.......................         744
     510    7.50%, 9/1/10, Gold Pool
              #E62448.......................         543
     579    7.50%, 7/1/11, Gold Pool
              #E20253.......................         618
     924    6.69%, 3/15/12, Series 1933,
              Class SJ, IF, IO*.............          14
   1,879    7.00%, 9/1/12, Gold Pool
              #E00506.......................       2,002
   3,030    6.00%, 10/15/12, Series 2391,
              Class VQ......................       3,239
   1,174    6.50%, 10/15/12, Series 2401,
              Class VE......................       1,230

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 4,000    6.30%, 1/15/13, Series 2025,
              Class PE......................  $    4,315
   1,918    6.50%, 2/15/13, Series 2444,
              Class VG......................       2,017
   6,225    7.00%, 2/15/13, Series 1942,
              Class VD......................       6,444
   3,000    5.50%, 10/15/13, Series 2527,
              Class VU......................       3,182
   3,788    6.25%, 10/15/13, Series 1607,
              Class H.......................       4,230
     102    6.50%, 12/1/13, Gold Pool
              #C90043.......................         109
     800    6.00%, 12/15/13, Series 2102,
              Class TC......................         865
   2,000    6.50%, 5/15/14, Series 2312,
              Class KV......................       2,119
   2,617    7.00%, 5/15/14, Series 2299,
              Class G.......................       2,724
   2,150    6.00%, 7/15/14, Series 2405,
              Class PC......................       2,260
   1,030    7.50%, 10/1/14, Gold Pool
              #G11169.......................       1,099
   3,500    5.50%, 5/15/15, Series 2391,
              Class QE......................       3,683
     224    12.00%, 8/1/15, Pool #170269....         260
  12,000    6.50%, 9/15/15, Series 2353,
              Class PC......................      12,739
   1,469    6.50%, 10/15/15, Series 2454,
              Class VB......................       1,562
   5,000    5.50%, 12/15/15, Series 2500,
              Class GD......................       5,231
   6,000    6.50%, 12/15/15, Series 2054,
              Class VB......................       6,253
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD......................       5,243
   5,000    5.50%, 6/15/16, Series 2498,
              Class UD......................       5,243
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ......................       3,250
  13,000    6.00%, 9/15/16, Series 2353,
              Class TD......................      13,966
   3,000    6.50%, 11/15/16, Series 2369,
              Class VB......................       3,230
   5,401    7.50%, 12/15/16, Series 2261,
              Class VY......................       5,520
   1,383    5.50%, 6/1/17, Gold Pool
              #E01173.......................       1,437
   3,000    6.50%, 12/15/17, Series 2357,
              Class VX......................       3,249

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       47

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $10,000    6.50%, 5/15/18, Series 2056,
              Class TD......................  $   10,670
      93    12.00%, 7/1/19, Pool #555238....         108
     486    9.50%, 7/15/19, Series 11, Class
              D.............................         508
       5    6.00%, 12/15/19, Series 1666,
              Class E.......................           5
      11    84.00%, 5/15/20, Series 41,
              Class I, HB...................          17
   2,000    6.50%, 6/15/20, Series 2362,
              Class PD......................       2,146
      97    10.00%, 6/15/20, Series 47,
              Class F.......................          99
     119    8.00%, 7/1/20, Gold Pool
              #A01047.......................         130
     268    7.80%, 9/15/20, Series 46, Class
              B.............................         283
     151    9.00%, 10/15/20, Series 1807,
              Class G.......................         158
   2,000    6.00%, 12/15/20, Series 2392,
              Class PV......................       2,105
   1,187    6.95%, 1/15/21, Series 114,
              Class H.......................       1,281
       4    8.60%, 1/15/21, Series 85, Class
              C.............................           4
     222    9.50%, 1/15/21, Series 99, Class
              Z.............................         229
      86    2.39%, 5/15/21, Series 1084,
              Class F*......................          87
      82    29.11%, 5/15/21, Series 1079,
              Class S, IF*..................          98
      60    38.76%, 5/15/21, Series 1084,
              Class S, IF*..................          74
     415    8.50%, 9/15/21, Series 1144,
              Class KB......................         431
   9,290    6.50%, 10/15/21, Series 1590,
              Class GA......................       9,483
       2    1182.96%, 11/15/21, Series 1172,
              Class L, HB*..................          26
      37    7.75%, 12/15/21, Series 1347,
              Class HB......................          37
       7    1023.00%, 1/15/22, Series 1196,
              Class B, HB*..................         105
   2,500    0.00%, 2/15/22, Series 1987,
              Class W, PO...................       2,438
  11,075    8.00%, 2/15/22, Series 1212,
              Class IZ......................      12,336
   1,251    7.00%, 3/15/22, Series 1206,
              Class LA......................       1,335

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    15    7.00%, 4/1/22, Gold Pool
              #D17768.......................  $       16
     733    7.00%, 5/15/22, Series 1250,
              Class J.......................         769
   1,880    8.00%, 8/15/22, Series 1343,
              Class LA......................       2,001
   1,039    6.50%, 8/25/22, Series 8, Class
              J.............................       1,070
   2,500    2.75%, 9/15/22, Series 1591,
              Class FH*.....................       2,563
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG......................       3,171
   1,055    14.69%, 10/15/22, Series 1673,
              Class S, IF*..................       1,070
   3,500    0.00%, 11/15/22, Series 2002,
              Class A, PO...................       3,418
      54    2.09%, 12/15/22, Series 1483,
              Class FB*.....................          55
   1,500    5.50%, 12/15/22, Series 2535,
              Class BK......................       1,515
   3,000    2.12%, 1/15/23, Series 1603,
              Class IF*.....................       3,027
     116    3.71%, 2/15/23, Series 1470,
              Class F*......................         119
   6,779    7.50%, 2/15/23, Series 1466,
              Class PZ......................       7,423
   1,456    3.29%, 4/15/23, Series 1672,
              Class FB*.....................       1,484
   1,500    7.50%, 4/15/23, Series 1491,
              Class I.......................       1,684
   3,000    5.00%, 5/15/23, Series 1798,
              Class F.......................       3,051
   2,723    7.69%, 5/15/23, Series 1518,
              Class G, IF*..................       2,795
       2    1603.32%, 5/15/23, Series 204,
              Class E, HB*..................          42
     962    3.44%, 6/15/23, Series 1665,
              Class FA*.....................         985
   1,888    14.76%, 6/15/23, Series 1608,
              Class SD, IF*.................       1,997
   1,143    3.47%, 7/15/23, Series 1541,
              Class O*......................       1,093
   2,500    6.50%, 7/15/23, Series 1558,
              Class D.......................       2,702
   1,672    2.63%, 8/15/23, Series 1611,
              Class JA*.....................       1,705
   1,525    17.21%, 8/15/23, Series 1611,
              Class JB, IF*.................       1,776
   7,145    6.25%, 9/15/23, Series 1589,
              Class Z.......................       7,485

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       48
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,000    10.39%, 10/15/23, Series 1689,
              Class SD, IF*.................  $    2,234
   1,038    18.08%, 10/15/23, Series 1602,
              Class SA, IF*.................       1,141
     684    23.91%, 10/15/23, Series 1859,
              Class SB, IF, IO*.............         116
   4,000    0.00%, 11/15/23, Series 2022,
              Class A, PO...................       3,754
     679    6.00%, 11/15/23, Series 1685,
              Class Z.......................         707
   1,642    10.09%, 11/15/23, Series 1610,
              Class SD, IF*.................       1,671
   4,938    12.62%, 11/15/23, Series 1632,
              Class SA, IF*.................       5,155
   1,062    14.22%, 11/15/23, Series 1609,
              Class LG, IF*.................       1,271
   1,059    6.25%, 11/25/23, Series 24,
              Class ZE......................       1,108
   1,000    6.50%, 12/15/23, Series 2283,
              Class K.......................       1,102
   1,353    14.35%, 12/15/23, Series 1628,
              Class S, IF*..................       1,400
     260    20.48%, 12/15/23, Series 1854,
              Class SE, IF, IO*.............          15
   5,834    6.50%, 1/15/24, Series 2345,
              Class PV......................       6,203
   1,122    0.00%, 2/15/24, Series 1700,
              Class GA, PO..................       1,038
   1,682    7.00%, 2/15/24, Series 1670,
              Class L.......................       1,740
   1,007    3.24%, 3/15/24, Series 1689,
              Class FC*.....................       1,013
   2,000    7.00%, 3/15/24, Series 1706,
              Class K.......................       2,183
     291    14.41%, 3/15/24, Series 1750,
              Class S, IF*..................         302
   3,732    19.27%, 3/15/24, Series 2033,
              Class SN, IF, IO*.............       1,084
     136    6.06%, 4/25/24, Series 29, Class
              SD, IF, IO*...................           1
   2,221    0.00%, 5/15/24, Series 2306,
              Class K, PO...................       2,036
   5,408    6.66%, 5/15/24, Series 2306,
              Class SE, IF, IO*.............         593
     407    8.00%, 8/1/24, Gold Pool
              #G00245.......................         441
   2,000    7.50%, 8/15/24, Series 1745,
              Class D.......................       2,150
     327    8.00%, 11/1/24, Gold Pool
              #C00376.......................         354

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   363    0.00%, 2/15/25, Series 2299,
              Class LP......................  $      362
   1,280    0.00%, 5/15/25, Series 2299,
              Class KP, PO..................       1,267
     549    7.50%, 8/1/25, Gold Pool
              #C00414.......................         588
     100    7.50%, 2/15/26, Series 1935,
              Class CB......................         101
     991    7.00%, 4/1/26, Gold Pool
              #C00452.......................       1,046
     106    6.98%, 7/1/26, Pool #785618*....         111
   2,093    5.24%, 1/1/27, Pool #611141*....       2,183
   7,038    7.50%, 1/15/27, Series 1927,
              Class PH......................       7,648
     560    0.00%, 1/18/27, Series 01-11,
              Class JP, PO..................         559
   5,504    6.00%, 5/15/27, Series 1981,
              Class Z.......................       5,761
   3,000    7.50%, 9/15/27, Series 1987,
              Class PE......................       3,173
   5,000    6.50%, 1/15/28, Series 2137,
              Class TM......................       5,219
   3,759    7.00%, 3/15/28, Series 2038,
              Class PN, IO..................         588
   1,800    7.50%, 3/15/28, Series 2040,
              Class PE......................       2,003
  10,000    6.50%, 6/15/28, Series 2063,
              Class PG......................      10,682
   1,000    7.00%, 6/15/28, Series 2064,
              Class TE......................       1,081
   1,962    8.50%, 7/1/28, Gold Pool
              #G00981.......................       2,125
   3,000    6.50%, 10/15/28, Series 2362,
              Class PJ......................       3,185
   4,000    7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................         700
   1,144    6.00%, 2/15/29, Series 2121,
              Class GM......................       1,152
   1,887    6.00%, 2/15/29, Series 2125,
              Class JZ......................       1,949
   2,822    7.50%, 6/15/29, Series 2163,
              Class PC, IO..................         312
     222    7.50%, 11/15/29, Series 2196,
              Class TL......................         236
   2,000    8.00%, 11/15/29, Series 2201,
              Class C.......................       2,180
   3,155    8.00%, 1/15/30, Series 2210,
              Class Z.......................       3,486

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       49

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,000    8.00%, 3/15/30, Series 2224,
              Class CB......................  $    5,337
   1,700    7.25%, 9/15/30, Series 2256,
              Class MC......................       1,821
   3,100    7.25%, 12/15/30, Series 2271,
              Class PC......................       3,341
   9,030    6.50%, 2/15/31, Series 2382,
              Class TL, IO..................         677
   4,814    6.50%, 4/15/31, Series 2317,
              Class VG......................       5,109
      85    0.00%, 5/15/31, Series 2318,
              Class PO......................          85
   1,000    15.84%, 10/15/31, Series 2374,
              Class SD, IF*.................       1,043
   2,750    6.38%, 2/15/32, Series 2410,
              Class OE......................       2,927
   7,539    7.23%, 2/15/32, Series 2410,
              Class QX, IF, IO*.............         752
   5,000    15.81%, 2/15/32, Series 2410,
              Class QS, IF*.................       5,613
  17,876    6.53%, 3/15/32, Series 2444,
              Class ES, IF, IO*.............       1,346
   3,000    7.00%, 3/15/32, Series 2423,
              Class MT......................       3,246
   1,200    7.00%, 3/15/32, Series 2423,
              Class MC......................       1,294
   1,500    6.50%, 4/15/32, Series 2441,
              Class GF......................       1,593
   1,200    6.50%, 4/15/32, Series 2435,
              Class CJ......................       1,275
   3,854    7.00%, 5/15/32, Series 2450,
              Class GZ......................       4,204
     975    15.24%, 5/15/32, Series 2452,
              Class SA, IF*.................       1,002
   5,000    6.50%, 6/15/32, Series 2466,
              Class DH......................       5,311
   2,234    7.50%, 7/25/32, Series T-41,
              Class 3A......................       2,423
   1,909    7.50%, 8/25/42, Series T-51,
              Class 2A......................       2,071
                                              ----------
                                                 412,137
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (6.7%):
 $     3    8.50%, 9/15/04, Pool #274390....  $        3
       6    8.50%, 10/15/04, Pool #277469...           7
       4    9.00%, 10/15/04, Pool #281655...           4
       3    9.00%, 10/15/04, Pool #229506...           3
       6    8.50%, 11/15/04, Pool #253471...           6
      11    9.00%, 5/15/05, Pool #288771....          11
       3    9.00%, 6/15/05, Pool #283904....           4
      16    9.00%, 8/15/05, Pool #297031....          17
       2    9.00%, 10/15/05, Pool #292589...           3
       7    9.50%, 10/15/05, Pool #291846...           8
       4    9.00%, 11/15/05, Pool #299161...           4
      13    9.00%, 11/15/05, Pool #292610...          14
      10    7.50%, 2/15/06, Pool #9989......          11
      16    8.50%, 4/15/06, Pool #307487....          17
      14    7.50%, 6/15/06, Pool #12149.....          15
      16    8.00%, 10/15/06, Pool #11503....          17
      62    7.50%, 5/15/07, Pool #329528....          67
      15    7.50%, 7/15/07, Pool #17316.....          16
      47    7.50%, 8/15/07, Pool #19015.....          50
       4    9.00%, 1/15/09, Pool #26076.....           4
      44    9.00%, 4/15/09, Pool #30352.....          48
      32    8.00%, 5/15/09, Pool #385676....          35
   1,261    6.50%, 7/15/09, Pool #780316....       1,346
       2    8.00%, 8/15/09, Pool #372143....           3
     126    8.00%, 10/15/09, Pool #380639...         136
       6    9.50%, 10/15/09, Pool #36582....           6
     323    7.50%, 2/15/12, Pool #393363....         349
     545    7.50%, 3/15/12, Pool #441145....         589

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       50
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   549    7.50%, 3/15/12, Pool #399163....  $      594
   6,879    6.00%, 3/20/13, Series 02-67,
              Class VA......................       7,465
   1,000    7.00%, 7/16/13, Series 96-21,
              Class J.......................       1,056
      14    9.00%, 8/15/16, Pool #164502....          16
       3    9.00%, 9/15/16, Pool #175362....           3
       5    9.00%, 9/15/16, Pool #179044....           6
       6    9.50%, 9/15/16, Pool #158201....           6
   1,682    6.50%, 9/20/16, Series 02-48,
              Class VM......................       1,791
       9    9.00%, 12/15/16, Pool #198652...           9
      15    8.50%, 1/15/17, Pool #203625....          16
       6    9.50%, 1/15/17, Pool #185619....           6
       3    8.50%, 3/15/17, Pool #196700....           3
       9    9.00%, 3/15/17, Pool #180330....          10
      36    8.50%, 5/15/17, Pool #217536....          40
       1    8.50%, 6/15/17, Pool #188545....           1
   2,000    6.50%, 9/20/17, Series 02-47,
              Class VB......................       2,149
     538    8.50%, 11/15/17, Pool #780086...         595
      42    9.00%, 7/15/18, Pool #226769....          47
       2    9.50%, 9/15/18, Pool #258627....           2
       5    9.50%, 12/15/18, Pool #229531...           5
     480    12.00%, 11/15/19, Pool
              #780149.......................         568
       4    9.00%, 2/15/20, Pool #286315....           5
      34    9.50%, 2/15/20, Pool #284959....          38
      10    9.50%, 9/15/20, Pool #292918....          11
      19    9.00%, 7/15/21, Pool #311256....          21
      55    8.00%, 4/15/22, Pool #325461....          60
       0    8.00%, 5/15/22, Pool #317358....           0

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     6    8.00%, 5/15/22, Pool #320675....  $        6
      25    8.00%, 5/15/22, Pool #317346....          28
      87    8.00%, 7/15/22, Pool #183670....          96
      54    7.50%, 8/15/22, Pool #333881....          58
     349    8.00%, 9/15/22, Pool #297628....         383
   1,886    6.50%, 9/20/22, Series 98-23,
              Class XI, IO..................         159
     250    7.50%, 11/15/22, Pool #313110...         269
     462    7.00%, 8/15/23, Pool #352108....         493
   2,614    7.00%, 9/15/23, Pool #363030....       2,792
     681    7.00%, 11/15/23, Pool #352022...         727
   3,743    6.50%, 1/15/24, Pool #366706....       3,961
   3,428    7.00%, 2/15/24, Pool #371281....       3,659
     581    0.00%, 2/20/24, Series 98-23,
              Class AP, PO..................         579
   1,000    7.49%, 7/16/24, Series 94-3,
              Class PQ......................       1,108
   5,000    7.99%, 7/16/24, Series 94-4,
              Class KQ......................       5,602
     649    9.00%, 11/15/24, Pool #780029...         723
     120    8.50%, 3/20/25, Pool #1974......         131
     582    8.50%, 4/20/25, Pool #1989......         637
     728    8.50%, 5/20/25, Pool #2006......         796
   3,374    8.05%, 6/16/25, Series 95-3,
              Class DQ......................       3,634
   1,391    7.50%, 9/16/25, Series 95-7,
              Class CQ......................       1,505
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K.......................       1,091
   1,386    9.50%, 12/15/25, Pool #780965...       1,561

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       51

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   169    8.00%, 12/20/25, Pool #2141.....  $      184
     296    7.50%, 1/15/26, Pool #416874....         317
     454    7.50%, 3/15/26, Pool #422292....         486
     332    7.50%, 4/15/26, Pool #426059....         355
   3,659    7.50%, 4/18/26, Series 97-8,
              Class PD......................       3,741
   2,000    7.50%, 6/16/26, Series 00-9,
              Class PB......................       2,193
     275    8.00%, 6/20/26, Pool #2234......         299
     313    8.00%, 7/15/26, Pool #426612....         341
   8,000    7.50%, 8/16/26, Series 96-16,
              Class E.......................       8,570
     326    8.00%, 8/20/26, Pool #2270......         353
     369    8.00%, 9/20/26, Pool #2285......         400
     573    7.50%, 11/15/26, Pool #442119...         613
     250    8.00%, 11/20/26, Pool #2324.....         271
     773    0.00%, 12/16/26, Series 99-15,
              Class PE, PO..................         762
   1,219    7.50%, 7/15/27, Pool #411829....       1,304
     973    7.50%, 7/15/27, Pool #442119....       1,041
     717    8.00%, 10/20/27, Pool #2499.....         775
     641    8.00%, 11/20/27, Pool #2512.....         693
     313    8.00%, 12/20/27, Pool #2525.....         339
     421    7.50%, 2/20/28, Pool #2549......         449
   5,268    6.00%, 3/20/28, Pool #2562......       5,489
     273    8.00%, 5/15/28, Pool #456883....         296
     533    8.00%, 6/20/28, Pool #2606......         574
     223    7.50%, 7/15/28, Pool #481915....         238
     202    8.00%, 7/15/28, Pool #468066....         219
     368    8.00%, 8/15/28, Pool #468149....         398
      94    8.00%, 8/20/28, Pool #2633......         101
   5,792    6.50%, 9/15/28, Pool #468236....       6,091
     602    7.50%, 9/15/28, Pool #486537....         643
   1,243    7.50%, 9/20/28, Pool #2646......       1,326
     776    8.00%, 10/20/28, Pool #2661.....         836
   6,845    6.00%, 11/15/28, Pool #466406...       7,158

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 8,805    6.00%, 2/20/29, Series 99-4,
              Class ZB......................  $    9,262
   7,426    7.22%, 8/16/29, Series 99-30,
              Class S, IF, IO*..............         681
   2,557    8.00%, 11/16/29, Series 99-41,
              Class Z.......................       2,797
   2,500    7.50%, 12/20/29, Series 99-44,
              Class PC......................       2,667
   1,854    7.50%, 2/16/30, Series 00-16,
              Class ZN......................       2,067
   8,000    8.00%, 12/20/30, Series 00-37,
              Class B.......................       8,705
   1,386    16.58%, 7/20/31, Series 01-32,
              Class WA*.....................       1,552
   1,000    6.50%, 1/20/32, Series 02-7,
              Class PG......................       1,058
                                              ----------
                                                 122,958
                                              ----------
  Total U.S. Government Agency Mortgages         871,286
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.4%):
Fannie Mae (1.0%):
   2,500    5.25%, 1/15/09..................       2,739
   3,350    6.25%, 2/1/11...................       3,755
   4,000    5.50%, 3/15/11..................       4,391
   8,000    6.50%, 2/28/33, Series 1A.......       8,439
                                              ----------
                                                  19,324
                                              ----------
Federal Home Loan Bank (0.2%):
     920    7.70%, 9/20/04, Series AT04.....       1,011
   1,000    7.59%, 3/10/05, Series Q-05.....       1,122
   1,000    6.21%, 6/2/09, Series GA09......       1,151
                                              ----------
                                                   3,284
                                              ----------
Freddie Mac (0.1%):
     855    7.20%, 7/18/06..................         996
                                              ----------

Continued

ONE GROUP INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       52
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies (0.1%):
 $   885    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22........................  $      891
   1,167    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22.......................       1,175
                                              ----------
                                                   2,066
                                              ----------
  Total U.S. Government Agency Securities         25,670
                                              ----------
U.S. TREASURY OBLIGATIONS (18.0%):
U.S. Treasury Bonds (11.9%):
  25,076    12.75%, 11/15/10................      32,462
  32,560    10.38%, 11/15/12................      43,529
  59,200    12.00%, 8/15/13.................      86,221
   5,900    12.50%, 8/15/14.................       9,068
  30,000    11.75%, 11/15/14................      45,122
                                              ----------
                                                 216,402
                                              ----------
U.S. Treasury Inflation Protected Bonds (2.3%):
  26,368    3.38%, 1/15/07..................      28,752
   2,244    3.63%, 1/15/08..................       2,463
   9,400    4.25%, 1/15/10..................      11,555
                                              ----------
                                                  42,770
                                              ----------
U.S. Treasury Notes (0.2%):
   2,150    6.13%, 8/15/07..................       2,473
   1,000    6.50%, 2/15/10..................       1,196
                                              ----------
                                                   3,669
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (3.6%):
 $ 5,500    11/15/09........................  $    4,261
   9,055    11/15/14........................       5,241
   2,000    11/15/15........................       1,085
   1,000    11/15/15........................         544
   4,000    2/15/13.........................       2,588
  11,250    2/15/14.........................       6,827
  10,550    2/15/16.........................       5,633
   3,500    5/15/08.........................       2,972
  12,600    5/15/09.........................      10,144
   2,000    5/15/10.........................       1,519
   6,000    5/15/11.........................       4,300
   4,850    5/15/12.........................       3,285
   6,500    5/15/14.........................       3,880
   2,500    5/15/15.........................       1,400
   2,000    5/15/16.........................       1,051
   1,000    8/15/13.........................         628
  17,300    8/15/14.........................      10,173
   2,000    8/15/16.........................       1,032
                                              ----------
                                                  66,563
                                              ----------
  Total U.S. Treasury Obligations                329,404
                                              ----------
INVESTMENT COMPANIES (3.1%):
  55,954    One Group Prime Money Market
              Fund, Class I.................      55,954
                                              ----------
  Total Investment Companies                      55,954
                                              ----------
Total (Cost $1,755,468) (a)                   $1,837,010
                                              ==========

------------
Percentages indicated are based on net assets of $1,833,508.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 97,682
                   Unrealized depreciation......................   (16,140)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 81,542
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2002.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES (3.4%):
$  7,100    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08.....................  $    7,435
   2,800    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09......................       2,944
   2,000    Americredit Automobile
              Receivables Trust, Series
              02-D, Class A4, 3.40%,
              4/13/09......................       2,049
   3,700    Americredit Automobile
              Recievables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08......................       3,909
   2,000    Capital One Auto Finance Trust,
              Series 01-A, Class A4, 5.40%,
              5/15/08......................       2,129
  11,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IA5, 6.86%, 1/25/32..........      11,745
   8,600    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class
              C2, 6.95%, 2/18/14...........       9,175
   6,300    Conseco Finance, Series 01-B,
              Class 1M1, 7.27%, 6/15/32....       6,823
   3,118    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04......................       3,168
   5,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A3, 6.58%,
              11/15/04.....................       5,197
   3,000    Green Tree Financial Corp.,
              Series 95-4, Class A6, 7.30%,
              6/15/25......................       3,088
   4,000    Household Automotive Trust,
              Series 00-1, Class A4, 7.48%,
              12/18/06.....................       4,182
   2,000    Household Automotive Trust,
              Series 00-3, Class A4, 7.16%,
              5/17/07......................       2,150
   3,900    Household Automotive Trust,
              Series 01-3, Class A4, 4.37%,
              12/17/08.....................       4,075
   5,400    MBNA Credit Card Master Note
              Trust, Series 02, Class C1,
              6.80%, 7/15/14...............       5,738
   2,500    MBNA Master Credit Card Trust,
              Series 99-A, Class C, 6.65%,
              7/17/06 (b)..................       2,608
   3,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)..................       3,945

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  4,000    MBNA Master Credit Card Trust,
              Series 99-J, Class C, 7.85%,
              2/15/12 (b)..................  $    4,566
   2,527    Merrill Lynch Mortgage
              Investors, Inc., Series
              00-1C, Class A3, 0.00%,
              8/28/30, PO..................       2,449
   3,987    Merrill Lynch, Inc., Series
              144-S, 7.43%, 7/25/24........       4,014
     427    Onyx Acceptance Auto Trust,
              Series 99-C, Class A4, 6.76%,
              5/15/04......................         431
   1,485    Onyx Acceptance Auto Trust,
              Series 00-B, Class A4, 7.38%,
              8/15/05......................       1,530
   2,400    Onyx Acceptance Auto Trust,
              Series 01-D, Class A4, 4.32%,
              10/15/08.....................       2,504
   3,000    Onyx Acceptance Auto Trust,
              Series 02-C, Class A4, 4.07%,
              4/15/09......................       3,120
   2,000    Onyx Acceptance Auto Trust,
              Series 02-D, Class A4, 3.10%,
              7/15/09......................       2,026
   2,648    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.09%,
              4/25/08*.....................       2,658
   1,800    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08................       2,044
   1,491    Textron Financial Corp.
              Receivables Trust, Series
              00-A, Class A, 7.13%,
              11/15/04.....................       1,524
  10,000    Textron Financial Corp.,
              Receivables Trust, Series
              00-C, Class A3, 6.61%,
              2/15/15......................      10,845
   1,250    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08.......................       1,393
   1,522    WFS Financial Owner Trust,
              Series 99-C, Class A3, 7.07%,
              10/20/04.....................       1,547
   2,936    WFS Financial Owner Trust,
              Series 00-D, Class A3, 6.83%,
              7/20/05......................       2,976
   2,000    WFS Financial Owner Trust,
              Series 00-A, Class A4, 7.41%,
              9/20/07......................       2,092
   4,200    WFS Financial Owner Trust,
              Series 02-1, Class A4A,
              4.87%, 9/20/09...............       4,467

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       54
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  3,400    WFS Financial Owner Trust,
              Series 02-3, Class A4, 3.50%,
              2/20/10......................  $    3,487
   4,500    WFS Financial Owner Trust,
              Series 02-2, Class A4, 4.50%,
              2/20/10......................       4,707
   3,250    WFS Financial Owner Trust,
              Series 02-4, Class A4A,
              3.11%, 8/20/10...............       3,293
                                             ----------
  Total Asset Backed Securities                 142,033
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%):
     990    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%,
              9/25/29......................       1,018
   1,322    BA Mortgage Securities, Inc.,
              Series 98-7, Class A3, 6.25%,
              8/25/23......................       1,340
     796    BA Mortgage Securities, Inc.,
              Series 98-6, Class A2, 6.25%,
              12/26/28.....................         804
   4,088    BA Mortgage Securities, Inc.,
              Series 99-7, Class A22,
              0.00%, 7/25/29...............       3,912
     729    Bank of America Mortgage
              Securities, Series 01-1,
              Class A24, 6.63%, 2/25/31....         736
   3,176    Bear Stearns Mortgage
              Securities, Inc., Series
              93-8, Class AF15, 2.63%,
              8/25/24*.....................       3,186
     733    Bear Stearns Mortgage
              Securities, Inc., Series
              97-7, Class 5A, 7.03%,
              1/25/28*.....................         745
   1,561    Chase Mortgage Finance Corp.,
              Series 93-J, Class 2A10,
              7.00%, 8/25/24...............       1,570
   2,364    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z,
              6.75%, 2/25/25...............       2,406
   1,918    Chase Mortgage Finance Corp.,
              Series 00-S5, Class A3,
              7.75%, 6/25/30...............       1,941
   4,500    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6,
              7.75%, 11/25/30..............       4,556
   4,000    Citicorp Mortgage Securities,
              Inc., Series 93-14, Class A3,
              2.64%, 11/25/23*.............       4,061
   1,177    Citicorp Mortgage Securities,
              Inc., Series 94-3, Class A11,
              13.61%, 2/25/24, IF*.........       1,190

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,278    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25...............  $    1,307
      42    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A2,
              6.75%, 2/25/28...............          42
   1,324    Citicorp Mortgage Securities,
              Inc., Series 01-6, Class A,
              0.00%, 5/25/29, PO...........       1,211
   6,000    Countrywide Alternative Loan
              Trust, Series 01-6, Class
              2A4, 7.00%, 7/25/31..........       6,253
   6,500    Countrywide Alternative Loan
              Trust, Series 01-10, Class
              A5, 6.75%, 12/25/31..........       7,113
  18,500    Countrywide Alternative Loan
              Trust, Series 02-2, Class
              A12, 6.75%, 4/25/32..........      19,582
   6,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32...............       6,325
   3,871    Countrywide Funding Corp.,
              Series 93-11, Class A14,
              10.24%, 2/25/09, IF*.........       4,006
   1,308    Countrywide Funding Corp.,
              Series 93-11, Class A11,
              12.50%, 2/25/09, IF*.........       1,321
   1,491    Countrywide Funding Corp.,
              Series 93-8, Class A9, 2.57%,
              12/25/23.....................       1,496
   2,242    Countrywide Funding Corp.,
              Series 94-4, Class A12,
              6.95%, 4/25/24...............       2,285
   3,870    Countrywide Funding Corp.,
              Series 94-9, Class A20,
              0.00%, 5/25/24, PO...........       3,750
   2,299    Countrywide Home Loans, Series
              98-14, Class A4, 6.50%,
              9/25/13......................       2,331
   1,258    Countrywide Home Loans, Series
              98-19, Class A12, 19.57%,
              12/25/28, IF*................       1,333
   2,813    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 7.80%,
              5/28/28, IF* (b).............       2,954
     515    First Boston Mortgage
              Securities Corp., Series C,
              0.00%, 4/25/17, PO...........         447
     539    First Boston Mortgage
              Securities Corp., Series C,
              10.97%, 4/25/17, IO..........         139

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       55

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  4,917    First Union Residential
              Securitization Trust, Series
              98-1, Class SA3, 7.00%,
              4/25/25......................  $    4,974
     319    GE Capital Mortgage Services,
              Inc., Series 94-6, Class A9,
              6.50%, 9/25/22...............         320
   4,045    GE Capital Mortgage Services,
              Inc., Series 93-17, Class
              A20, 14.76%, 12/25/23, IF*...       4,270
   1,399    GE Capital Mortgage Services,
              Inc., Series 98-25, Class
              A15, 17.28%, 12/25/28, IF*...       1,452
   4,053    GE Capital Mortgage Services,
              Inc., Series 99-13, Class A4,
              19.89%, 7/25/29, IF*.........       4,521
   7,429    GMAC Mortgage Corp. Loan Trust,
              Series 02-J1, Class A9,
              6.50%, 3/25/32...............       7,454
   4,340    Housing Securities, Inc.,
              Series 94-1, Class A15,
              7.50%, 3/25/09...............       4,517
   1,800    ICI Funding Secured Assets
              Corp., Series 97-3, Class A8,
              7.25%, 9/25/27...............       1,828
  12,600    Impac Secured Assets Common
              Owner Trust, Series 00-1,
              Class A8, 8.15%, 4/25/30.....      13,081
   2,454    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20.....       2,694
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2,
              13418.04%, 4/20/21, HB,
              IF*..........................         186
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2,
              13418.04%, 7/20/21, HB,
              IF*..........................         119
     113    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO.................         103
     937    Norwest Asset Securities Corp.,
              Series 97-17, Class A11,
              7.15%, 11/25/27..............         939
     237    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28......................         240
     471    Norwest Asset Securities Corp.,
              Series 98-33, Class A4,
              6.25%, 1/25/29...............         474
     328    Norwest Asset Securities Corp.,
              Series 99-2, Class A1, 6.50%,
              2/25/29......................         326

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,715    Norwest Asset Securities Corp.,
              Series 99-8, Class A10,
              0.00%, 4/25/29, PO...........  $    1,628
     222    Norwest Asset Securities Corp.,
              Series 99-12, Class A1,
              6.25%, 5/25/29...............         226
     320    Norwest Asset Securities Corp.,
              Series 99-17, Class A2,
              6.25%, 6/25/29...............         326
   2,540    Norwest Asset Securities Corp.,
              Series 99-14, Class A3,
              6.50%, 6/25/29...............       2,582
  12,564    Norwest Asset Securities Corp.,
              Series 99-24, Class A6,
              7.00%, 11/25/29..............      13,014
   9,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1,
              Class 1A4, 7.50%, 3/25/30....       9,407
     135    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18....         150
     627    Paine Webber CMO Trust, Series
              P, Class 4, 8.50%, 8/1/19....         702
   4,918    PNC Mortgage Securities Corp.,
              Series 94-1, Class F2, 2.58%,
              2/25/24*.....................       4,978
   2,000    PNC Mortgage Securities Corp.,
              Series 98-1, Class 2A10,
              6.50%, 2/25/28...............       2,043
     592    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8,
              6.50%, 12/25/28..............         598
   1,000    PNC Mortgage Securities Corp.,
              Series 99-1, Class 1A8,
              6.50%, 2/25/29...............       1,023
     704    PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11,
              6.75%, 8/25/29...............         737
   3,808    Prudential Home Mortgage
              Securities, Series 93-39,
              Class A13, 14.23%, 10/25/08,
              IF*..........................       4,075
   5,447    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08....       5,515
   1,952    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*..........................       1,998

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       56
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,069    Prudential Home Mortgage
              Securities, Series 93-60,
              Class A5, 6.75%, 12/25/23....  $    1,077
     264    Prudential Home Mortgage
              Securities, Series 93-47,
              Class A9, 14.18%, 12/25/23,
              IF*..........................         267
      37    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF*..........................          37
  11,513    Prudential Home Mortgage
              Securities, Series 94-6,
              Class A9, 6.50%, 2/25/24.....      11,859
   3,148    Prudential Home Mortgage
              Securities, Series 94-3,
              Class A20, 11.68%, 2/25/24,
              IF*..........................       3,271
  10,000    Residential Accredit Loans,
              Inc., Series 02-QS8, Class
              A5, 6.25%, 6/25/17...........      10,300
  10,898    Residential Accredit Loans,
              Inc., Series 02-QS16, Class
              A3, 13.65%, 10/25/17, IF*....      12,593
   2,423    Residential Accredit Loans,
              Inc., Series 96-QS3, Class
              AI-11, 7.75%, 6/25/26........       2,460
   1,216    Residential Accredit Loans,
              Inc., Series 98-QS4, Class
              AI5, 7.00%, 3/25/28..........       1,262
   3,500    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              A4, 7.75%, 12/25/30..........       3,620
   5,801    Residential Accredit Loans,
              Inc., Series 00-QS14, Class
              NB4, 7.75%, 12/25/30.........       5,942
  16,526    Residential Accredit Loans,
              Inc., Series 01-QS14, Class
              A4A, 6.13%, 10/25/31,
              IF,IO*.......................       1,033
   3,500    Residential Accredit Loans,
              Inc., Series 02-QS3, 6.75%,
              3/25/32......................       3,710
   3,147    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S8, Class A6, 6.00%,
              3/25/09......................       3,221
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S9, Class 1A1, 6.50%,
              4/25/13......................         511

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,714    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23.....................  $    1,755
   4,000    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 12.90%,
              11/25/28, IF*................       4,102
     819    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S9, Class A3, 6.75%,
              4/25/29......................         831
   1,200    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S12, Class A6, 0.00%,
              5/25/29, PO..................       1,002
   3,361    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30......................       3,390
   1,837    Residential Funding Mortgage
              Securities I, Inc., Series
              00-S11, Class A3, 7.75%,
              9/25/30......................       1,835
   5,525    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30.....................       5,647
   7,335    Residential Funding Mortgage
              Securities I, Inc., Series
              02-S4, Class A15, 6.25%,
              2/25/32......................       7,358
     270    Rural Housing Trust, Series
              87-1, Class 3B, 7.33%,
              4/1/26.......................         284
     765    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30......................         812
   4,500    Structured Asset Mortgage
              Investments, Series 98-8,
              Class 2A11, 6.75%, 7/25/28...       4,639
   8,500    Structured Asset Securities
              Corp., Series 01-1, Class
              1A8, 6.85%, 2/25/31..........       8,763
   3,410    Vendee Mortgage Trust, Series
              94-1, Class 2J, 6.50%,
              2/15/13......................       3,712
   5,742    Vendee Mortgage Trust, Series
              94-1, Class 1, 5.63%,
              2/15/24......................       5,719
   4,725    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26......................       5,115
   3,311    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26......................       3,746

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       57

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  6,917    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27......................  $    7,819
   9,500    Washington Mutual Mortgage
              Securities Corp., Series
              01-4, Class 1A4, 6.63%,
              6/25/31......................       9,937
   8,353    Wells Fargo Mortgage Backed
              Securities Trust, Series
              02-7, Class 1A9, 6.50%,
              4/25/32......................       8,373
                                             ----------
  Total Collateralized Mortgage Obligations     331,862
                                             ----------
CORPORATE BONDS (13.9%):
Aerospace & Defense (0.1%):
   2,500    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11..............       2,669
                                             ----------
Airlines (1.0%):
   2,500    Continental Airlines, Inc.,
              Series 99-2, Class A2, 7.06%,
              9/15/09......................       2,224
   1,143    Continental Airlines, Inc.,
              Series 97-4B, 6.90%,
              1/2/17.......................         873
   1,156    Continental Airlines, Inc.,
              Series 99-2, Class A1, 7.26%,
              3/15/20......................       1,014
   2,012    Delta Airlines, Inc., 7.38%,
              5/18/10......................       1,996
   1,350    Delta Airlines, Inc., Series
              00-1, 7.57%, 11/18/10........       1,349
   2,500    Delta Airlines, Inc., 7.11%,
              9/18/11......................       2,473
   3,000    Delta Airlines, Inc., Series
              02-1, 6.42%, 7/2/12..........       3,178
   1,000    Northwest Airlines, Inc.,
              Series 01-1, Class B, 7.69%,
              4/1/17.......................         808
   1,000    Northwest Airlines, Inc.,
              Series 01-1, 7.04%, 4/1/22...         950
   2,995    Southwest Airlines Co., Series
              01-1, 5.10%, 5/1/06..........       3,110
   6,050    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19.........       6,331
   4,511    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19.........       4,720
   3,870    U.S. Airways, Inc., Series
              01-1, 7.08%, 3/20/21.........       3,999
   2,500    United Airlines, Inc., Series
              01-1, Class A2, 6.20%,
              9/1/08.......................       1,946
   1,300    United Airlines, Inc., Series
              00-1, Class A2, 7.73%,
              7/1/10.......................       1,001
   3,288    United Airlines, Inc., Series
              00-2, Class A2, 7.19%,
              4/1/11.......................       2,530

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
$  1,797    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13.......................  $    1,401
   5,670    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14.......................       4,444
                                             ----------
                                                 44,347
                                             ----------
Automotive (0.4%):
   2,000    Daimler Chrysler AG, 7.75%,
              5/27/03......................       2,040
   3,808    Daimler Chrysler AG, 6.66%,
              1/8/05.......................       3,880
   2,500    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05...............       2,696
   4,545    General Motors Corp., 7.20%,
              1/15/11......................       4,571
   2,695    General Motors Corp., 8.80%,
              3/1/21.......................       2,897
                                             ----------
                                                 16,084
                                             ----------
Banking, Finance & Insurance (7.5%):
   2,000    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05...............       2,208
   2,850    American General Finance Corp.,
              4.50%, 11/15/07..............       2,937
   2,000    American General Finance Corp.,
              5.38%, 10/1/12...............       2,048
   2,625    Associates Corp., 8.55%,
              7/15/09......................       3,115
   4,435    Associates Corp., 8.15%,
              8/1/09.......................       5,169
   2,500    Associates Corp., 7.95%,
              2/15/10......................       2,905
   2,800    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08...............       1,540
  13,100    Bank of America Corp., 7.80%,
              2/15/10......................      15,604
   1,400    Bank United, 8.00%, 3/15/09....       1,623
   1,000    Bear Stearns Co., Inc., 7.63%,
              12/7/09......................       1,179
   1,900    BellSouth Capital Funding,
              7.75%, 2/15/10...............       2,253
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05......................       5,860
   3,000    Capital One Bank, 8.25%,
              6/15/05......................       3,035
   1,000    CIT Group, Inc., 7.63%,
              8/16/05......................       1,076
   2,500    Citicorp, 8.00%, 2/1/03........       2,511

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       58
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  1,500    Citigroup, Inc., 7.25%,
              10/1/10......................  $    1,744
  15,250    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11.....................      15,940
   3,000    Dow Capital BV, 8.50%, 6/8/10..       3,522
   1,900    First Union National, Inc.,
              7.80%, 8/18/10...............       2,297
   5,500    Firstar Bank N.A., 7.13%,
              12/1/09......................       6,509
   6,250    Ford Motor Credit Co., 6.13%,
              3/20/04......................       6,345
   3,750    Ford Motor Credit Co., 7.60%,
              8/1/05.......................       3,831
   2,250    Ford Motor Credit Co., 5.80%,
              1/12/09......................       2,089
   8,000    Ford Motor Credit Co., 7.38%,
              10/28/09.....................       7,939
   4,500    Ford Motor Credit Co., 7.25%,
              10/25/11.....................       4,380
   5,300    GE Capital Corp., 4.25%,
              1/15/08......................       5,442
   2,100    GE Capital Corp., 4.63%,
              9/15/09......................       2,154
   3,000    GE Capital Corp., 6.00%,
              6/15/12......................       3,245
   5,100    GE Capital Corp., 6.75%,
              3/15/32......................       5,657
   5,500    GMAC, 6.38%, 1/30/04...........       5,648
   3,000    GMAC, 6.85%, 6/17/04...........       3,125
   9,000    GMAC, 6.13%, 9/15/06...........       9,153
   8,965    GMAC, 7.25%, 3/2/11............       9,150
   1,000    Goldman Sachs Group LP, 6.65%,
              5/15/09......................       1,104
     500    Goldman Sachs Group LP, 7.35%,
              10/1/09......................         574
  10,000    Goldman Sachs Group LP, 6.88%,
              1/15/11......................      11,180
   2,300    Goldman Sachs Group LP, 6.60%,
              1/15/12......................       2,546
   1,000    Household Finance Corp., 7.20%,
              7/15/06......................       1,083
   4,500    Household Finance Corp., 7.88%,
              3/1/07.......................       5,031
   3,000    Household Finance Corp., 6.40%,
              6/17/08......................       3,203
   5,670    Household Finance Corp., 6.50%,
              11/15/08.....................       6,104
  17,900    Household Finance Corp., 5.88%,
              2/1/09.......................      18,397
     500    Household Finance Corp., 6.38%,
              11/27/12.....................         523

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$    550    Household Finance Corp., 7.35%,
              11/27/32.....................  $      595
   2,700    Huntington National Bank,
              8.00%, 4/1/10................       3,225
   4,500    Jackson National Life Global,
              6.13%, 5/30/12 (b)...........       4,772
   2,700    John Hancock Global Funding,
              7.90%, 7/2/10 (b)............       3,172
   1,250    Key Bank, 7.50%, 9/15/08.......       1,441
     660    Lehman Brothers Holdings, Inc.,
              7.88%, 11/1/09...............         774
   3,800    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12...............       4,213
   1,500    MGIC Investment Corp., 6.00%,
              3/15/07......................       1,611
   2,900    Monumental Global Funding,
              5.20%, 1/30/07 (b)...........       3,041
     900    Morgan Stanley Dean Witter and
              Co., 8.00%, 6/15/10..........       1,071
   9,800    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11..........      10,908
   4,600    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12...........       5,107
  17,000    National Rural Utilities,
              6.00%, 5/15/06...............      18,561
   1,200    Nationwide Financial Services,
              6.25%, 11/15/11..............       1,254
  10,750    Principal Life Global Funding,
              6.25%, 2/15/12 (b)...........      11,415
   2,500    SLM Corp., Series A, 5.38%,
              1/15/13......................       2,583
   3,000    Spear Leeds & Kellogg LP,
              8.25%, 8/15/05 (b)...........       3,386
   3,400    State Street Corp., 7.65%,
              6/15/10......................       4,086
   2,000    Suntrust Bank, 6.38%, 4/1/11...       2,234
   3,290    Tyco Capital Corp., 6.50%,
              2/7/06.......................       3,467
   7,500    U.S. Bancorp, 6.50%, 2/1/08....       8,536
   2,500    U.S. Bancorp, 7.50%, 6/1/26....       2,962
   4,000    USAA Capital Corp., 7.05%,
              11/8/06 (b)..................       4,499
   4,750    Wachovia Corp., 4.95%,
              11/1/06......................       5,073
   1,750    Washington Mutual Bank, 6.88%,
              6/15/11......................       1,965
   1,700    Washington Mutual Finance,
              6.88%, 5/15/11...............       1,900

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       59

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  5,050    Wells Fargo Bank, 7.55%,
              6/21/10......................  $    6,018
                                             ----------
                                                318,847
                                             ----------
Energy (0.3%):
   3,200    Constellation Energy Group,
              6.35%, 4/1/07................       3,368
   1,000    Constellation Energy Group,
              7.00%, 4/1/12................       1,053
   3,750    DTE Energy Co., 6.65%,
              4/15/09......................       4,149
   3,100    Duke Energy Corp., 5.63%,
              11/30/12.....................       3,100
                                             ----------
                                                 11,670
                                             ----------
Financial (0.3%):
  11,000    Ford Motor Credit Co., 6.88%,
              2/1/06.......................      11,027
                                             ----------
Governments (Foreign) (0.5%):
   4,400    Ontario Province of Canada,
              Senior Unsubordinated
              Debenture, 7.38%, 1/27/03....       4,416
   2,500    Province of Quebec, 6.50%,
              1/17/06......................       2,773
  11,500    Province of Quebec, 5.75%,
              2/15/09......................      12,808
   1,000    Province of Quebec, 6.29%,
              3/6/26.......................       1,202
                                             ----------
                                                 21,199
                                             ----------
Industrial Goods & Services (0.8%):
   1,200    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10................       1,334
   3,000    Amerada Hess Corp., 6.65%,
              8/15/11......................       3,282
   1,730    Boeing Co., 7.95%, 8/15/24.....       2,074
   2,000    Cox Radio, Inc., 6.38%,
              5/15/05......................       2,050
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23......................       1,896
   2,800    IBM Corp., 5.39%, 1/22/09......       3,034
   3,000    Kroger Co., 8.05%, 2/1/10......       3,530
   4,500    Phillips Petroleum Co., 8.75%,
              5/25/10......................       5,640
   2,500    Tyco International Group,
              6.75%, 2/15/11...............       2,367
   5,500    Tyco International Group,
              6.38%, 10/15/11..............       5,153
   1,150    Tyco International Ltd., 7.20%,
              10/15/08.....................       1,109
     500    Weyerhaeuser Co., 6.13%,
              3/15/07......................         536

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
$  1,250    Weyerhaeuser Co., 6.75%,
              3/15/12......................  $    1,365
                                             ----------
                                                 33,370
                                             ----------
Media (0.0%):
   1,500    Knight-Ridder, Inc., 7.13%,
              6/1/11.......................       1,738
                                             ----------
Multimedia (0.4%):
   2,300    AOL Time Warner Entertainment,
              10.15%, 5/1/12...............       2,908
   2,200    AOL Time Warner, Inc., 5.63%,
              5/1/05.......................       2,251
   1,000    AOL Time Warner, Inc., 8.18%,
              8/15/07......................       1,099
   2,200    AOL Time Warner, Inc., 7.48%,
              1/15/08......................       2,325
   3,000    AOL Time Warner, Inc., 9.15%,
              2/1/23.......................       3,455
     455    AOL Time Warner, Inc., 7.70%,
              5/1/32.......................         475
   3,000    Comcast Cable Communications,
              8.13%, 5/1/04................       3,161
   1,000    Viacom, Inc., 7.75%, 6/1/05....       1,121
                                             ----------
                                                 16,795
                                             ----------
Real Estate (0.1%):
   4,750    EOP Operating LP, 6.75%,
              2/15/12......................       5,113
                                             ----------
Technology (0.0%):
   1,000    IBM Corp., 6.22%, 8/1/27.......       1,064
                                             ----------
Telecommunications (2.1%):
   3,500    Ameritech Capital Funding
              Corp., 5.95%, 1/15/38........       3,728
     800    AT&T Wireless Services, Inc.,
              7.50%, 5/1/07................         825
   1,100    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11................       1,107
   2,200    Bell Telephone Co.
              Pennsylvania, 8.35%,
              12/15/30.....................       2,781
   4,478    Bellsouth Telecommunications,
              6.30%, 12/15/15..............       4,799
   7,900    British Telecom PLC, 8.38%,
              12/15/10.....................       9,488
     750    Cox Communications, Inc.,
              6.88%, 6/15/05...............         809
   1,800    Cox Communications, Inc.,
              7.75%, 11/1/10...............       2,053

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       60
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$ 10,350    France Telecom, 9.25%, 3/1/11..  $   11,989
   2,000    GTE Corp. (Verizon
              Communications), 7.51%,
              4/1/09.......................       2,275
   5,300    Nynex Capital Funding, 8.23%,
              10/15/09.....................       6,200
   2,300    Sprint Capital Corp., 7.13%,
              1/30/06......................       2,279
  11,300    Sprint Capital Corp., 6.00%,
              1/15/07......................      10,690
   1,000    Sprint Capital Corp., 8.38%,
              3/15/12......................         997
   7,200    TCI Communications, Inc.,
              9.80%, 2/1/12................       8,668
   2,700    Telus Corp., 8.00%, 6/1/11.....       2,606
   8,250    Verizon Global Funding Corp.,
              7.25%, 12/1/10...............       9,394
   2,100    Verizon New England, Inc.,
              6.50%, 9/15/11...............       2,323
   1,705    Verizon New York, Inc., 6.88%,
              4/1/12.......................       1,919
   9,000    WorldCom, Inc., 7.38%,
              1/15/06 (b) (c)..............       2,160
                                             ----------
                                                 87,090
                                             ----------
Transportation & Shipping (0.2%):
   2,500    Burlington North Santa Fe,
              7.13%, 12/15/10..............       2,889
   2,900    FedEx Corp., 6.63%, 2/12/04....       3,026
     582    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)...................         443
                                             ----------
                                                  6,358
                                             ----------
Utilities (0.2%):
     700    Alabama Power Co., 4.70%,
              12/1/10......................         708
   2,480    American Electric Power Co.,
              Series A, 6.13%, 5/15/06.....       2,444
   1,200    Appalachian Power Co., Series
              E, 4.80%, 6/15/05............       1,205
   3,250    Dominion Resources, Inc.,
              6.25%, 6/30/12...............       3,460
   2,000    Ohio Valley Electric Co.,
              5.94%, 2/12/06 (b)...........       2,179
     500    Virginia Electric & Power Co.,
              5.38%, 2/1/07................         530
                                             ----------
                                                 10,526
                                             ----------
  Total Corporate Bonds                         587,897
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (44.8%):
Fannie Mae (18.0%):
$      1    758.75%, 1/25/06, Series 91-4,
              Class N, HB..................  $        5
       1    1008.12%, 4/25/06, Series
              91-33, Class J, HB...........           7
     548    0.00%, 9/25/06, Series 96-46,
              Class PE, PO.................         535
   1,634    8.00%, 8/25/07, Series 92-152,
              Class N, IO..................         138
     447    7.50%, 9/25/07, Series 92-135,
              Class LC.....................         448
   3,750    7.50%, 9/25/07, Series 92-156,
              Class K......................       4,183
   2,141    7.00%, 1/25/08, Series 93-8,
              Class H......................       2,285
   2,648    2.16%, 5/25/08, Series 93-59,
              Class FA*....................       2,672
   1,900    2.41%, 5/25/08, Series 93-55,
              Class FA*....................       1,911
     254    3.51%, 5/25/08, Series 93-63,
              Class FA*....................         253
   1,057    3.61%, 5/25/08, Series 93-72,
              Class F*.....................       1,063
   2,000    6.50%, 5/25/08, Series 93-55,
              Class K......................       2,196
   7,000    6.50%, 5/25/08, Series 93-104,
              Class L......................       7,175
     495    3.56%, 6/25/08, Series 93-107,
              Class F*.....................         497
   1,918    9.06%, 7/25/08, Series 93-238,
              Class SB, IF*................       2,000
     315    11.78%, 7/25/08, Series 93-117,
              Class SB, IF*................         317
     274    3.66%, 8/25/08, Series 93-129,
              Class FB*....................         275
      81    5.66%, 8/25/08, Series 93-209,
              Class KB.....................          81
   1,688    0.00%, 9/25/08, Series 96-20,
              Class L, PO..................       1,592
   5,240    0.00%, 9/25/08, Series 96-39,
              Class J, PO..................       4,938
   1,077    3.65%, 9/25/08, Series 93-175,
              Class FE.....................       1,083
   1,418    9.25%, 9/25/08, Series 93-186,
              Class SA, IF*................       1,561
   3,008    12.66%, 9/25/08, Series 93-164,
              Class SC, IF*................       3,540
   1,306    13.26%, 9/25/08, Series 93-175,
              Class SA, IF*................       1,516
   5,136    0.00%, 10/25/08, Series 96-24,
              Class B, PO..................       4,837

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       61

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,422    3.61%, 10/25/08, Series 93-196,
              Class FA*....................  $    1,431
     797    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*................         870
   1,510    10.71%, 10/25/08, Series
              93-197, Class SB, IF*........       1,663
   3,606    10.88%, 10/25/08, Series 93-94,
              Class S, IF*.................       4,015
      69    256.00%, 11/1/08, Series K,
              Class 2, HB..................         263
   3,802    0.00%, 12/25/08, Series 98-27,
              Class B, PO..................       3,589
   2,000    2.51%, 12/25/08, Series 93-221,
              Class FH*....................       2,032
     973    9.50%, 12/25/08, Series 93-221,
              Class SE, IF*................       1,138
   2,500    12.73%, 12/25/08, Series
              93-233, Class SB, IF*........       2,941
     764    3.76%, 1/25/09, Series 94-12,
              Class FC*....................         777
       9    3.81%, 1/25/09, Series 94-12,
              Class FB*....................           9
      60    11.80%, 1/25/09, Series 94-12,
              Class SB, IF*................          61
   1,149    14.51%, 2/25/09, Series 94-13,
              Class SK, IF*................       1,261
   2,628    0.00%, 3/25/09, Series 96-24,
              Class E, PO..................       2,477
     116    1.81%, 3/25/09, Series 94-33,
              Class F*.....................         116
     288    3.61%, 3/25/09, Series 94-32,
              Class F*.....................         289
   2,326    3.71%, 3/25/09, Series 94-33,
              Class FA*....................       2,343
     464    6.50%, 3/25/09, Series 95-13,
              Class B......................         479
     626    12.77%, 3/25/09, Series 94-32,
              Class S, IF*.................         658
   1,115    18.34%, 3/25/09, Series 94-34,
              Class S, IF*.................       1,198
   3,787    6.50%, 4/1/09, Pool #190831....       4,025
   1,622    6.50%, 4/1/09, Pool #190760....       1,723
   2,914    6.00%, 7/15/11, Series 2480,
              Class PV.....................       3,169
   6,429    6.50%, 12/25/11, Series 01-12,
              Class VC.....................       6,759
   2,421    7.00%, 5/18/12, Series 97-51,
              Class PM, IO.................         321

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,176    5.50%, 6/1/12, Pool #254368....  $    2,290
   5,066    8.00%, 11/1/12, Pool #535710...       5,484
   1,417    6.50%, 12/25/12, Series 02-9,
              Class VE.....................       1,502
   1,440    6.50%, 12/25/12, Series 02-37,
              Class VA.....................       1,512
     860    19.14%, 11/25/13, Series
              93-220, Class SD, IF*........         974
   5,000    6.50%, 6/25/14, Series 98-59,
              Class VB.....................       5,177
   6,000    6.00%, 9/25/14, Series 01-71,
              Class QC.....................       6,280
   2,000    6.50%, 8/25/15, Series 01-61,
              Class VQ.....................       2,154
   1,255    8.00%, 11/1/15, Pool #535852...       1,358
  11,000    5.00%, 11/25/15, Series 02-74,
              Class PD.....................      11,199
   3,500    6.00%, 11/25/15, Series 01-49,
              Class DQ.....................       3,753
   8,000    6.50%, 11/25/15, Series 01-52,
              Class XN.....................       8,592
   7,000    6.00%, 12/25/15, Series 01-78,
              Class VB.....................       7,424
     292    12.50%, 1/1/16, Pool #303306...         344
   8,000    5.00%, 1/25/16, Series 02-74,
              Class LD.....................       8,195
   4,000    6.00%, 3/25/16, Series 01-5,
              Class OW.....................       4,320
   5,028    6.00%, 3/25/16, Series 01-07,
              Class PR.....................       5,488
   5,897    6.00%, 4/25/16, Series 01-10,
              Class PR.....................       6,443
   5,700    5.50%, 5/25/16, Series 02-61,
              Class PE.....................       5,977
   5,618    5.00%, 12/1/16, Pool #615017...       5,772
   9,422    6.00%, 12/25/16, Series 01-71,
              Class QE.....................      10,022
   6,000    6.00%, 12/25/16, Series 01-74,
              Class MB.....................       6,473
   2,000    6.50%, 12/25/16, Series 01-50,
              Class VB.....................       2,127
   9,200    6.00%, 2/25/17, Series 02-2,
              Class UC.....................       9,876
     503    1.91%, 3/25/17, Series 96-27,
              Class FA*....................         507

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       62
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$     33    7.00%, 4/1/17, Pool #44699.....  $       35
  12,750    5.50%, 4/25/17, Series 02-18,
              Class PC.....................      13,630
   3,188    7.00%, 6/1/17, Pool #650505....       3,389
     189    10.00%, 9/1/17, Series 23,
              Class 2, IO..................          50
      97    9.25%, 4/25/18, Series 88-7,
              Class Z......................         110
     828    9.00%, 5/1/18, Pool #426836....         921
     982    3.30%, 6/25/18, Series 92-206,
              Class FA*....................         986
     659    9.85%, 11/1/18, Series 97-77,
              Class M......................         760
     174    4.24%, 1/1/19, Pool #70226*....         178
     447    4.44%, 3/1/19, Pool #116612*...         459
      22    10.50%, 3/1/19, Series 50,
              Class 2, IO..................           6
     655    8.00%, 10/25/19, Series 89-70,
              Class G......................         718
     475    17.31%, 10/25/19, Series
              93-156, Class SD, IF*........         494
     377    8.50%, 11/25/19, Series 89-83,
              Class H......................         418
     548    9.00%, 11/25/19, Series 89-89,
              Class H......................         617
     244    9.40%, 11/25/19, Series 89-78,
              Class H......................         274
     353    8.80%, 1/25/20, Series 90-1,
              Class D......................         396
   1,622    7.00%, 2/25/20, Series 92-182,
              Class PZ.....................       1,660
      90    5.50%, 6/25/20, Series 90-60,
              Class K......................          94
     170    9.50%, 6/25/20, Series 90-63,
              Class H......................         184
     185    5.50%, 8/25/20, Series 90-93,
              Class G......................         196
     547    6.50%, 8/25/20, Series 90-102,
              Class J......................         581
       3    505.92%, 8/25/20, Series 90-94,
              Class H, HB..................          40
       3    1118.04%, 8/25/20, Series
              90-95, Class J, HB...........          67
   1,099    9.00%, 10/25/20, Series 90-120,
              Class H......................       1,235
     113    19.44%, 11/25/20, Series
              90-134, Class SC, IF*........         155

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    637    6.50%, 12/25/20, Series 97-85,
              Class L, IO..................  $        2
       4    652.15%, 12/25/20, Series
              90-140, Class K, HB..........          67
       1    907.68%, 2/25/21, Series 91-7,
              Class K, HB..................          15
     528    5.00%, 3/25/21, Series 91-24,
              Class Z......................         550
   3,850    7.00%, 3/25/21, Series 01-4,
              Class PC.....................       4,209
     688    7.75%, 3/25/21, Series 92-158,
              Class ZC.....................         694
      18    936.00%, 6/25/21, Series G-17,
              Class S, HB, IF*.............         330
     177    7.50%, 9/25/21, Series 91-126,
              Class ZB.....................         185
   1,289    13.69%, 9/25/21, Series G-28,
              Class S, IF*.................       1,663
     658    0.00%, 10/25/21, Series 98-57,
              Class L, PO..................         656
     974    8.75%, 10/25/21, Series G-35,
              Class M......................       1,089
   1,351    5.00%, 11/25/21, Series G92-
              66, Class JB.................       1,361
     532    7.88%, 11/25/21, Series 92-215,
              Class PM.....................         538
     402    19.33%, 12/25/21, Series G-51,
              Class SA, IF*................         589
   1,500    2.21%, 1/25/22, Series 93-79,
              Class FE*....................       1,510
   2,342    7.00%, 1/25/22, Series G92-15,
              Class Z......................       2,503
   1,581    10.00%, 1/25/22, Series 93-165,
              Class SZ, IF*................       1,623
     716    10.25%, 1/25/22, Series 93-155,
              Class SB, IF*................         731
     351    16.50%, 1/25/22, Series 93-165,
              Class SC, IF*................         363
   3,000    6.50%, 2/25/22, Series 02-1,
              Class HC.....................       3,257
   1,051    7.50%, 2/25/22, Series 92-38,
              Class Z......................       1,122
   1,779    9.71%, 3/25/22, Series 93-189,
              Class SH, IF*................       1,897
   3,000    7.50%, 4/25/22, Series G92-65,
              Class J......................       3,136

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       63

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$      1    10233.72%, 5/25/22, Series
              G92-27, Class SQ, HB, IF*....  $      289
     120    7.50%, 6/25/22, Series 92-101,
              Class J......................         128
   2,277    7.00%, 7/25/22, Series 93-103,
              Class PN, IO.................         102
     711    7.00%, 7/25/22, Series G92-42,
              Class Z......................         767
   5,853    7.50%, 7/25/22, Series G92-35,
              Class E......................       6,296
  30,746    8.00%, 7/25/22, Series G92-44,
              Class ZQ.....................      33,752
       4    1184.78%, 7/25/22, Series
              G92-35, Class G, HB..........         124
   3,750    6.00%, 8/25/22, Series 92-136,
              Class PK.....................       3,922
   2,008    6.50%, 8/25/22, Series 96-59,
              Class J......................       2,055
   4,508    0.00%, 9/25/22, Series 97-70,
              Class PO, PO.................       4,231
     902    1.43%, 9/25/22, Series G92-52,
              Class FD*....................         894
   2,331    5.50%, 9/25/22, Series 92-143,
              Class MA.....................       2,465
   1,558    6.50%, 9/25/22, Series 93-185,
              Class A, IO..................         163
   7,251    7.50%, 9/25/22, Series G92-54,
              Class ZQ.....................       7,892
   5,990    7.75%, 9/25/22, Series 92-163,
              Class M......................       6,481
   2,121    0.00%, 10/25/22, Series G92-
              62, Class B, PO..............       1,951
     995    3.41%, 10/25/22, Series G92-
              59, Class F*.................       1,001
   1,212    3.81%, 10/25/22, Series G92-
              61, Class FJ*................       1,216
     597    7.00%, 10/25/22, Series G92-
              61, Class Z..................         646
   7,057    7.50%, 10/25/22, Series 92-188,
              Class PZ.....................       7,709
     423    14.68%, 10/25/22, Series
              92-201, Class SB, IF*........         465
   2,669    7.00%, 11/25/22, Series 93-138,
              Class JH, IO.................         160
   1,390    9.75%, 12/25/22, Series 93-225,
              Class VO, IF*................       1,512
   2,400    7.90%, 1/25/23, Series G93-1,
              Class KA.....................       2,679

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,586    6.50%, 2/25/23, Series 93-5,
              Class Z......................  $    1,670
  10,800    7.00%, 2/25/23, Series 97-61,
              Class ZC.....................      11,742
   1,878    15.50%, 2/25/23, Series 93-27,
              Class SA, IF*................       2,252
   3,306    0.00%, 3/25/23, Series 93-247,
              Class CB, PO.................       3,244
   1,484    6.50%, 3/25/23, Series G93-14,
              Class J......................       1,606
   1,850    7.70%, 3/25/23, Series 93-21,
              Class KA.....................       2,054
   1,173    7.50%, 4/1/23, Series 218,
              Class 2, IO..................         184
   1,155    0.00%, 4/25/23, Series 98-4,
              Class C, PO..................       1,068
   3,000    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*................       3,132
   4,000    13.64%, 4/25/23, Series 98-43,
              Class SA, IF, IO*............       2,099
   3,391    14.21%, 4/25/23, Series 93-62,
              Class SA, IF*................       3,901
     869    11.58%, 5/25/23, Series 93-110,
              Class S, IF*.................         891
     905    13.68%, 5/25/23, Series 93-94,
              Class S, IF*.................         947
  25,500    0.00%, 6/25/23, Series 93-257,
              Class C, PO..................      21,810
   1,566    3.88%, 6/25/23, Series 94-82,
              Class SA, IF, IO*............          12
   3,000    0.00%, 7/25/23, Series 93-159,
              Class PD, PO.................       2,934
     478    7.41%, 7/25/23, Series 93-115,
              Class SD, IF*................         482
   1,099    9.27%, 7/25/23, Series 93-115,
              Class SC, IF*................       1,117
   3,250    2.29%, 8/25/23, Series G93-27,
              Class FD*....................       3,330
  14,688    6.67%, 8/25/23, Series 99-38,
              Class SK, IF, IO*............       1,639
   7,300    6.67%, 8/25/23, Series 96-14,
              Class SE, IF, IO*............       2,054
  14,300    6.88%, 8/25/23, Series 02-83,
              Class CS.....................      15,265
   4,154    0.00%, 9/25/23, Series 93-205,
              Class H, PO..................       3,760
     334    0.00%, 9/25/23, Series G93-37,
              Class H, PO..................         256
     240    2.50%, 9/25/23, Series 93-187,
              Class FB*....................         239

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       64
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,914    7.00%, 9/25/23, Series 93-167,
              Class GA.....................  $    3,103
   1,554    9.11%, 9/25/23, Series 93-165,
              Class SD, IF*................       1,635
   2,500    12.50%, 9/25/23, Series 93-165,
              Class SK, IF*................       2,955
     169    0.00%, 10/25/23, Series 93-241,
              Class PG, PO.................         168
   4,706    1.96%, 10/25/23, Series 93-199,
              Class FA*....................       4,755
   1,000    3.40%, 10/25/23, Series 93-189,
              Class FB*....................       1,013
   1,074    7.00%, 10/25/23, Series 93-199,
              Class Z......................       1,077
   3,400    8.78%, 10/25/23, Series 93-199,
              Class SG, IF*................       3,508
   1,384    10.50%, 10/25/23, Series
              93-179, Class SC, IF*........       1,552
   2,081    17.90%, 10/25/23, Series
              93-179, Class SB, IF*........       2,441
   3,183    6.50%, 11/25/23, Series 95-19,
              Class Z......................       3,338
   1,754    9.40%, 11/25/23, Series 93-224,
              Class SG, IF*................       1,793
     614    9.80%, 11/25/23, Series 93-207,
              Class SC, IF*................         626
     548    10.00%, 11/25/23, Series
              93-206, Class SD, IF*........         555
     653    16.75%, 11/25/23, Series 97-20,
              Class SA, IF*................         665
   1,407    2.04%, 12/25/23, Series 93-230,
              Class FA*....................       1,416
   2,500    2.41%, 12/25/23, Series 93-247,
              Class FE*....................       2,580
   2,500    6.15%, 12/25/23, Series 95-10,
              Class C......................       2,561
   1,200    6.50%, 12/25/23, Series 93-225,
              Class UB.....................       1,283
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G......................       3,166
   3,748    7.00%, 12/25/23, Series 93-250,
              Class Z......................       4,032
   1,159    10.24%, 12/25/23, Series
              93-247, Class SU, IF*........       1,354
   1,461    13.22%, 12/25/23, Series
              93-223, Class SE, IF*........       1,534
   2,655    17.33%, 12/25/23, Series
              93-223, Class SN, IF*........       2,842

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$    507    7.00%, 1/1/24, Pool #50966.....  $      538
   3,655    0.00%, 2/25/24, Series 99-16,
              Class B, PO..................       3,577
   3,467    3.58%, 2/25/24, Series 94-43,
              Class F*.....................       3,487
     793    9.00%, 3/1/24, Series 265,
              Class 2......................         892
      63    1.84%, 3/25/24, Series 94-39,
              Class F*.....................          63
     257    5.92%, 3/25/24, Series 94-59,
              Class SB, IF*................         263
   5,000    6.50%, 3/25/24, Series 94-37,
              Class L......................       5,355
   9,000    6.50%, 3/25/24, Series 02-4,
              Class VC.....................       9,729
     983    12.29%, 3/25/24, Series 94-28,
              Class SC, IF*................       1,009
      24    18.62%, 3/25/24, Series 94-39,
              Class S, IF*.................          26
   3,000    7.00%, 8/25/24, Series 01-37,
              Class PB.....................       3,150
   2,231    8.50%, 1/25/25, Series 95-2,
              Class Z......................       2,434
   1,598    8.80%, 1/25/25, Series G95-1,
              Class C......................       1,793
   1,269    9.00%, 4/1/25, Pool #552737....       1,417
     873    9.00%, 12/1/25, Pool #550292...         974
   2,990    7.00%, 12/18/25, Series 97-73,
              Class PK, IO.................          74
   2,500    7.00%, 1/25/26, Series 96-32,
              Class PH.....................       2,741
     188    9.00%, 4/1/26, Pool #446278....         210
   2,247    7.50%, 8/18/26, Series 97-29,
              Class PL, IO.................         119
  13,635    1.84%, 3/25/27, Series 97-20,
              Class IO, IO.................       1,076
   1,559    7.50%, 4/18/27, Series 97-27,
              Class J......................       1,675
   3,187    7.50%, 4/20/27, Series 97-29,
              Class J......................       3,346
   8,000    7.50%, 5/20/27, Series 97-39,
              Class PD.....................       8,761
   1,428    6.50%, 7/18/27, Series 97-42,
              Class ZC.....................       1,522
   5,000    7.25%, 7/18/27, Series 97-42,
              Class EN.....................       5,382
   1,843    4.20%, 9/1/27, Pool #54844*....       1,881

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       65

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  9,897    7.00%, 12/18/27, Series 97-81,
              Class PI, IO.................  $    1,204
     728    9.50%, 7/1/28, Pool #457268....         812
   3,084    6.00%, 12/1/28, Pool #454390...       3,201
  13,999    6.77%, 12/25/28, Series 98-66,
              Class SB.....................       1,529
   5,947    6.00%, 1/1/29, Pool #252211....       6,174
   1,990    4.45%, 3/1/29, Pool #303532*...       2,033
   2,727    5.50%, 4/18/29, Series 99-18,
              Class Z......................       2,656
   1,715    6.35%, 4/25/29, Series 99-17,
              Class C......................       1,820
   2,865    18.93%, 6/25/29, Series 01-11,
              Class SX, IF*................       3,213
   5,750    6.00%, 7/25/29, Series 01-80,
              Class PE.....................       6,098
  13,000    6.00%, 7/25/29, Series 02-W5,
              Class A6.....................      13,608
  50,127    6.68%, 2/25/30, Series 01-53,
              Class TS, IF, IO*............       2,730
   7,462    7.50%, 2/25/30, Series 00-2,
              Class ZE.....................       8,804
   9,783    7.72%, 7/25/30, Series 00-20,
              Class SA, IF, IO*............       1,407
   5,000    6.25%, 8/25/30, Series 02-W5,
              Class A7.....................       5,282
  60,195    6.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*...........       4,517
   3,106    8.50%, 1/25/31, Series 00-52,
              IO...........................         469
   2,848    6.00%, 5/25/31, Series 01-31,
              Class VD.....................       3,057
  13,355    6.00%, 7/25/31, Series 01-33,
              Class ID, IO.................       4,997
   6,500    7.00%, 8/25/31, Series 01-36,
              Class DE.....................       7,228
   5,000    7.00%, 9/25/31, Series 01-44,
              Class PU.....................       5,382
  10,255    7.00%, 9/25/31, Series 01-44,
              Class MY.....................      11,244
   3,621    6.50%, 10/25/31, Series 01-52,
              Class KB.....................       3,842
  11,373    6.00%, 11/25/31, Series 02-74,
              Class VA.....................      12,106
   5,967    7.00%, 11/25/31, Series 01-61,
              Class Z......................       6,209

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$ 14,975    20.57%, 2/25/32, Series 02-1,
              Class SA, IF*................  $   17,115
  34,757    6.58%, 3/15/32, Series 2450,
              Class SW, IF, IO*............       2,864
  62,857    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*............       2,391
   5,869    6.50%, 4/25/32, Series 02-59,
              Class VA.....................       6,220
  11,800    6.50%, 4/25/32, Series 02-59,
              Class VB.....................      12,525
  14,000    6.50%, 5/25/32, Series 02-28,
              Class PK.....................      15,399
  12,560    7.00%, 8/1/32, Pool #649624....      13,278
  10,000    6.50%, 11/25/32, Series 02-48,
              Class GH.....................      10,752
   8,181    12.98%, 12/25/32, Series 02-84,
              Class S, IF*.................       7,963
                                             ----------
                                                761,864
                                             ----------
Freddie Mac (20.3%):
   3,241    6.21%, 9/15/04, Series 1982,
              Class SB, IF, IO*............          89
       3    1008.12%, 5/15/06, Series 1072,
              Class A, HB..................          12
       1    1008.12%, 6/15/06, Series 1098,
              Class M, HB..................           7
     368    4.50%, 3/15/07, Series 1295,
              Class JB.....................         371
       2    981.87%, 6/15/07, Series 1298,
              Class L, HB..................          29
   1,382    7.00%, 1/15/08, Series 1473,
              Class HA.....................       1,452
     492    7.56%, 2/15/08, Series 1465,
              Class SA, IF, IO*............          49
     274    0.00%, 4/15/08, Series 1854,
              Class C, PO..................         271
       9    6.00%, 4/15/08, Series 1531,
              Class K......................           9
     491    0.00%, 5/15/08, Series 1989,
              Class L, PO..................         488
     334    3.13%, 5/15/08, Series 1606,
              Class LC*....................         329
     373    4.36%, 5/15/08, Series 1506,
              Class F*.....................         381
   2,000    6.50%, 5/15/08, Series 1513,
              Class N......................       2,183

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       66
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,268    7.06%, 5/15/08, Series 1506,
              Class SD, IF, IO*............  $      114
     301    9.29%, 5/15/08, Series 1587,
              Class SF, IF*................         305
      77    14.40%, 5/15/08, Series 1506,
              Class S, IF*.................          90
      75    17.47%, 5/15/08, Series 1606,
              Class LD, IF*................          79
      47    8.50%, 6/15/08, Series 1539,
              Class S, IF*.................          47
   1,654    11.79%, 7/15/08, Series 1544,
              Class J, IF*.................       1,852
   2,491    0.00%, 8/15/08, Series 1900,
              Class T, PO..................       2,353
   3,316    0.00%, 8/15/08, Series 1561,
              Class TA, PO.................       3,182
   2,123    2.94%, 8/15/08, Series 1575,
              Class FB*....................       2,175
     484    3.66%, 8/15/08, Series 1563,
              Class FA*....................         487
     852    10.03%, 8/15/08, Series 1565,
              Class K, IF*.................         886
     708    15.19%, 8/15/08, Series 1575,
              Class SB, IF*................         808
     126    6.00%, 9/15/08, Series 1586,
              Class A......................         128
     527    21.73%, 9/15/08, Series 1580,
              Class SC, IF*................         583
     689    0.00%, 10/15/08, Series 1946,
              Class L, PO..................         667
     981    0.00%, 10/15/08, Series 1900,
              Class I, PO..................         955
   3,396    0.00%, 10/15/08, Series 1967,
              Class PC, PO.................       3,259
     300    3.46%, 10/15/08, Series 1587,
              Class FA*....................         300
   2,203    7.39%, 10/15/08, Series 1601,
              Class SB, IF*................       2,319
     589    8.75%, 10/15/08, Series 1601,
              Class S, IF*.................         614
   3,417    6.00%, 11/15/08, Series 1807,
              Class A......................       3,571
   2,349    10.88%, 11/15/08, Series 1604,
              Class SA, IF*................       2,498
   3,962    11.12%, 11/15/08, Series 1612,
              Class SD, IF*................       4,153
   3,000    15.13%, 11/15/08, Series 1606,
              Class SC, IF*................       3,634
   1,981    0.00%, 12/15/08, Series 1948,
              Class A, PO..................       1,913

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,891    1.94%, 12/15/08, Series 1624,
              Class FB*....................  $    1,904
     899    1.94%, 12/15/08, Series 1635,
              Class O*.....................         901
     279    2.59%, 12/15/08, Series 1655,
              Class F*.....................         282
     273    3.81%, 12/15/08, Series 1647,
              Class FB*....................         275
   2,155    8.50%, 12/15/08, Series 1625,
              Class SD, IF*................       2,346
     579    11.50%, 12/15/08, Series 1647,
              Class SB, IF*................         633
     768    12.66%, 12/15/08, Series 1647,
              Class SA, IF*................         849
     985    14.38%, 12/15/08, Series 2017,
              Class SE, IF*................       1,134
     103    23.45%, 12/15/08, Series 1655,
              Class SA, IF*................         116
     823    8.50%, 1/15/09, Series 1659,
              Class SB, IF*................         915
   2,426    12.28%, 1/15/09, Series 1659,
              Class SC, IF*................       2,642
   1,320    0.00%, 2/15/09, Series 1679,
              Class N, PO..................       1,271
   1,641    6.40%, 2/15/09, Series 1679,
              Class O......................       1,700
     800    10.48%, 2/15/09, Series 1796,
              Class S, IF*.................         858
   2,195    6.00%, 3/15/09, Series 1693,
              Class Z......................       2,289
   3,520    6.50%, 3/15/09, Series 1701,
              Class B......................       3,724
   2,673    10.51%, 3/15/09, Series 1698,
              Class SC, IF*................       3,117
   3,367    6.50%, 5/1/09, Gold Pool
              #G11216......................       3,579
   5,000    6.00%, 2/15/10, Series 2124,
              Class PB.....................       5,089
   4,904    7.50%, 9/1/10, Gold Pool
              #E62448......................       5,225
   3,523    7.00%, 2/15/11, Series 2314,
              Class Vl.....................       3,723
   1,930    7.50%, 4/1/11, Gold Pool
              #E65441......................       2,060
   5,271    6.00%, 5/15/11, Series 2128,
              Class PJ, IO.................         155
   3,207    6.00%, 10/15/11, Series 2102,
              Class TY, IO.................         141
   3,000    6.75%, 1/15/12, Series 1920,
              Class C......................       3,133

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       67

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  4,300    6.00%, 3/15/12, Series 2115,
              Class PD.....................  $    4,530
   4,107    6.69%, 3/15/12, Series 1933,
              Class SJ, IF, IO*............          63
   3,030    6.00%, 10/15/12, Series 2391,
              Class VQ.....................       3,239
   2,818    6.50%, 10/15/12, Series 2401,
              Class VE.....................       2,952
   2,851    6.50%, 12/15/12, Series 2419,
              Class VG.....................       3,077
   5,300    6.30%, 1/15/13, Series 2025,
              Class PE.....................       5,718
   5,200    6.50%, 5/15/13, Series 2055,
              Class OE.....................       5,675
   4,450    6.00%, 8/15/13, Series 2513,
              Class VA.....................       4,709
   5,933    5.50%, 9/15/13, Series 2518,
              Class PX.....................       6,378
   8,000    5.50%, 10/15/13, Series 2527,
              Class VU.....................       8,485
   1,130    6.50%, 10/15/13, Series 1844,
              Class E......................       1,206
   1,472    7.00%, 10/15/13, Series 1595,
              Class D......................       1,568
   1,087    15.09%, 10/15/13, Series 1607,
              Class SA, IF*................       1,263
   7,000    6.00%, 12/15/13, Series 2102,
              Class TU.....................       7,545
  24,750    6.00%, 1/15/14, Series 2115,
              Class PE.....................      26,723
   6,000    0.00%, 3/15/14, Series 2355,
              Class BC, PO.................       5,376
   2,938    6.50%, 3/15/14, Series 2135,
              Class UK, IO.................         290
   3,000    7.00%, 5/15/14, Series 2335,
              Class VH.....................       3,222
   5,234    7.00%, 5/15/14, Series 2299,
              Class G......................       5,448
  15,100    6.00%, 7/15/14, Series 2405,
              Class PC.....................      15,875
   3,348    7.50%, 10/1/14, Gold Pool
              #G11169......................       3,570
   3,400    5.50%, 12/15/14, Series 2374,
              Class PV.....................       3,601
   5,000    5.50%, 5/15/15, Series 2391,
              Class QE.....................       5,262
     283    12.00%, 8/1/15, Pool #170269...         329
  18,000    6.50%, 9/15/15, Series 2353,
              Class PC.....................      19,109

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    838    8.50%, 11/1/15, Gold Pool
              #E81720......................  $      918
   5,500    5.50%, 12/15/15, Series 2500,
              Class GD.....................       5,755
   8,000    6.50%, 12/15/15, Series 2054,
              Class VB.....................       8,338
   5,000    5.50%, 2/15/16, Series 2500,
              Class TD.....................       5,243
   5,464    5.50%, 6/15/16, Series 2498,
              Class UD.....................       5,730
       4    7.50%, 7/1/16, Pool #274081....           4
   2,000    6.50%, 7/15/16, Series 2304,
              Class VB.....................       2,151
   5,000    6.50%, 7/15/16, Series 2295,
              Class VB.....................       5,318
   3,912    6.81%, 7/15/16, Series 1930,
              Class SJ, IF, IO*............         116
   4,700    6.50%, 8/15/16, Series 2345,
              Class PQ.....................       5,092
   6,000    6.00%, 9/15/16, Series 2353,
              Class TD.....................       6,446
   2,000    6.00%, 9/15/16, Series 2359,
              Class PM.....................       2,134
  10,000    6.50%, 11/15/16, Series 2369,
              Class VB.....................      10,765
   5,458    6.00%, 12/15/16, Series 2394,
              Class MC.....................       5,814
       7    7.50%, 4/1/17, Pool #289711....           8
   2,767    5.50%, 6/1/17, Gold Pool
              #E01173......................       2,874
   3,491    8.50%, 9/15/17, Series 2496,
              Class GL.....................       3,722
   6,300    6.50%, 12/15/17, Series 2357,
              Class VX.....................       6,822
   2,200    6.50%, 11/15/18, Series 2345,
              Class VB.....................       2,318
   3,354    6.50%, 3/15/19, Series 2134,
              Class PI, IO.................         464
   1,231    4.56%, 7/1/19, Pool #846489*...       1,273
     123    12.00%, 7/1/19, Pool #555238...         142
   1,121    9.50%, 7/15/19, Series 11,
              Class D......................       1,172
     394    9.50%, 4/15/20, Series 22,
              Class C......................         405
     411    9.60%, 4/15/20, Series 23,
              Class F......................         426

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       68
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$     14    84.00%, 5/15/20, Series 41,
              Class I, HB..................  $       23
   5,500    6.50%, 6/15/20, Series 2362,
              Class PD.....................       5,903
      97    10.00%, 6/15/20, Series 47,
              Class F......................          99
     292    9.00%, 10/15/20, Series 1807,
              Class G......................         306
   5,000    6.00%, 12/15/20, Series 2392,
              Class PV.....................       5,262
     222    9.50%, 1/15/21, Series 99,
              Class Z......................         229
       1    1067.64%, 2/15/21, Series 1045,
              Class G, HB..................           7
     352    9.00%, 4/15/21, Series 1065,
              Class J......................         386
     403    2.39%, 5/15/21, Series 1084,
              Class F*.....................         408
     109    29.11%, 5/15/21, Series 1079,
              Class S, IF*.................         131
     282    38.76%, 5/15/21, Series 1084,
              Class S, IF*.................         346
     601    5.50%, 8/15/21, Series 1116,
              Class I......................         613
     369    8.50%, 9/15/21, Series 1144,
              Class KB.....................         383
   4,605    7.50%, 11/15/21, Series 1378,
              Class JZ.....................       4,681
       2    1174.25%, 11/15/21, Series
              1172, Class L, HB*...........          30
      46    7.75%, 12/15/21, Series 1347,
              Class HB.....................          46
      14    975.32%, 1/15/22, Series 1196,
              Class B, HB*.................         226
   5,000    0.00%, 2/15/22, Series 1987,
              Class W, PO..................       4,875
   5,891    8.00%, 2/15/22, Series 1212,
              Class IZ.....................       6,562
     118    9.00%, 4/1/22, Series 134,
              Class B, IO..................          14
   1,032    7.00%, 5/15/22, Series 1250,
              Class J......................       1,083
   1,567    7.50%, 8/15/22, Series 1343,
              Class LB.....................       1,658
   1,241    8.00%, 8/15/22, Series 1343,
              Class LA.....................       1,321
   2,601    6.50%, 8/25/22, Series 8, Class
              J............................       2,679
   2,500    2.59%, 9/15/22, Series 1370,
              Class JA*....................       2,564

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  4,800    2.75%, 9/15/22, Series 1591,
              Class FH*....................  $    4,921
   4,400    12.16%, 9/15/22, Series 1591,
              Class SH.....................       4,797
   3,000    5.50%, 10/15/22, Series 2512,
              Class PG.....................       3,171
   1,438    14.69%, 10/15/22, Series 1673,
              Class S, IF*.................       1,459
   8,800    0.00%, 11/15/22, Series 2002,
              Class A, PO..................       8,594
   3,500    12.62%, 11/15/22, Series 1592,
              Class KB, IF*................       4,186
     109    2.09%, 12/15/22, Series 1483,
              Class FB*....................         109
   2,144    3.96%, 12/15/22, Series 1455,
              Class WB, IF*................       2,032
   7,000    2.12%, 1/15/23, Series 1603,
              Class IF*....................       7,064
     231    3.71%, 2/15/23, Series 1470,
              Class F*.....................         237
  10,430    7.50%, 2/15/23, Series 1466,
              Class PZ.....................      11,420
   3,160    7.00%, 3/25/23, Series 8, Class
              ZA...........................       3,591
   7,000    2.59%, 4/15/23, Series 1498,
              Class I, IF*.................       7,268
   1,456    3.29%, 4/15/23, Series 1672,
              Class FB*....................       1,484
  16,000    5.00%, 5/15/23, Series 1798,
              Class F......................      16,272
   1,898    7.00%, 5/15/23, Series 1505,
              Class Q......................       2,021
   5,000    7.69%, 5/15/23, Series 1518,
              Class G, IF*.................       5,132
       5    1603.32%, 5/15/23, Series 204,
              Class E, HB*.................         134
     107    2.64%, 6/15/23, Series 1532,
              Class E*.....................         107
   1,051    14.76%, 6/15/23, Series 1608,
              Class SD, IF*................       1,112
   2,168    3.47%, 7/15/23, Series 1541,
              Class O*.....................       2,073
   2,500    6.50%, 7/15/23, Series 1558,
              Class D......................       2,702
     796    16.84%, 7/15/23, Series 1541,
              Class M, IF*.................       1,002
      59    24.53%, 7/15/23, Series 1543,
              Class JC, IF*................          60
   2,100    2.63%, 8/15/23, Series 1611,
              Class JA*....................       2,140

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       69

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    679    4.21%, 8/15/23, Series 1570,
              Class F*.....................  $      693
   2,000    17.21%, 8/15/23, Series 1611,
              Class JB, IF*................       2,330
     730    2.50%, 9/15/23, Series 1584,
              Class FB*....................         728
   1,327    2.88%, 9/15/23, Series 1584,
              Class FC*....................       1,326
  14,856    6.25%, 9/15/23, Series 1589,
              Class Z......................      15,563
   2,500    7.00%, 9/25/23, Series 29,
              Class J......................       2,693
   4,000    6.25%, 10/15/23, Series 1591,
              Class PV.....................       4,273
   2,225    10.39%, 10/15/23, Series 1689,
              Class SD, IF*................       2,485
   5,076    18.08%, 10/15/23, Series 1602,
              Class SA, IF*................       5,578
   1,631    23.91%, 10/15/23, Series 1859,
              Class SB, IF, IO*............         277
   3,000    0.00%, 11/15/23, Series 2022,
              Class A, PO..................       2,815
   1,808    2.44%, 11/15/23, Series 1630,
              Class FA*....................       1,820
   5,000    6.00%, 11/15/23, Series 1642,
              Class PJ.....................       5,348
   4,242    6.00%, 11/15/23, Series 1685,
              Class Z......................       4,420
   2,586    10.09%, 11/15/23, Series 1610,
              Class SD, IF*................       2,632
   1,424    14.22%, 11/15/23, Series 1609,
              Class LG, IF*................       1,705
   3,800    6.50%, 12/15/23, Series 2283,
              Class K......................       4,186
   1,279    10.13%, 12/15/23, Series 1633,
              Class SE, IF*................       1,345
   1,380    14.35%, 12/15/23, Series 1628,
              Class S, IF*.................       1,428
   5,061    14.61%, 12/15/23, Series 1634,
              Class SD, IF*................       5,348
   1,028    20.48%, 12/15/23, Series 1854,
              Class SE, IF, IO*............          59
  10,209    6.50%, 1/15/24, Series 2345,
              Class PV.....................      10,855
   5,428    0.00%, 2/15/24, Series 1700,
              Class GA, PO.................       5,025
   9,815    0.00%, 2/15/24, Series 1865,
              Class D, PO..................       8,832
     139    0.00%, 2/15/24, Series 1860,
              Class PA, PO.................         129

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  3,519    6.50%, 2/15/24, Series 1669,
              Class L......................  $    3,550
   1,766    7.00%, 2/15/24, Series 1671,
              Class Z......................       1,790
   3,650    10.00%, 2/15/24, Series 1671,
              Class QC, IF*................       3,894
     793    16.00%, 2/15/24, Series 1686,
              Class SH, IF*................         858
   1,754    2.04%, 3/15/24, Series 1699,
              Class FC*....................       1,767
     830    3.09%, 3/15/24, Series 1709,
              Class FA*....................         837
   2,577    3.24%, 3/15/24, Series 1689,
              Class FC*....................       2,592
   1,000    7.00%, 3/15/24, Series 1695,
              Class EB.....................       1,154
   2,502    7.00%, 3/15/24, Series 1706,
              Class K......................       2,731
   2,024    9.59%, 3/15/24, Series 1699,
              Class ST, IF*................       2,099
     291    14.41%, 3/15/24, Series 1750,
              Class S, IF*.................         302
  13,995    19.27%, 3/15/24, Series 2033,
              Class SN, IF, IO*............       4,066
  36,129    0.60%, 4/25/24, Series 55,
              Class Gl, IF, IO*............         324
     172    1.94%, 4/25/24, Series G-29,
              Class FE*....................         172
     234    6.06%, 4/25/24, Series 29,
              Class SD, IF, IO*............           1
   4,346    0.00%, 5/15/24, Series 2306,
              Class K, PO..................       3,983
     540    6.00%, 5/15/24, Series 2134,
              Class DA.....................         548
  10,264    6.66%, 5/15/24, Series 2306,
              Class SE, IF, IO*............       1,125
     471    8.75%, 5/15/24, Series 1727,
              Class ME.....................         478
   3,043    7.50%, 8/15/24, Series 1745,
              Class D......................       3,271
     434    0.00%, 2/15/25, Series 2299,
              Class LP.....................         433
     234    7.50%, 2/15/26, Series 1935,
              Class CB.....................         235
   2,650    6.50%, 9/15/26, Series 2067,
              Class PD.....................       2,752
   3,626    7.50%, 9/15/26, Series 1890,
              Class H......................       3,827

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       70
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  4,324    8.00%, 9/15/26, Series 1899,
              Class ZE.....................  $    4,787
   4,500    6.50%, 10/15/26, Series 2330,
              Class PI, IO.................         167
   7,543    7.50%, 1/15/27, Series 1963,
              Class Z......................       8,007
     647    2.14%, 2/15/27, Series 1935,
              Class FL*....................         653
   8,256    6.00%, 5/15/27, Series 1981,
              Class Z......................       8,641
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG.....................      10,437
   1,000    7.25%, 7/15/27, Series 1970,
              Class PG.....................       1,080
   7,000    7.50%, 9/15/27, Series 1987,
              Class PE.....................       7,404
   2,650    6.50%, 10/15/27, Series 2136,
              Class PQ.....................       2,804
   1,442    7.00%, 10/15/27, Series 1995,
              Class EJ, IO.................          57
   4,148    6.50%, 12/15/27, Series 2019,
              Class Z......................       4,392
   3,000    6.00%, 2/15/28, Series 2143,
              Class CD.....................       3,163
  13,346    7.00%, 3/15/28, Series 2038,
              Class PN, IO.................       2,088
   2,750    7.50%, 3/15/28, Series 2040,
              Class PE.....................       3,061
   9,468    7.50%, 5/15/28, Series 2054,
              Class PV.....................      10,255
   7,000    6.50%, 10/15/28, Series 2362,
              Class PJ.....................       7,432
  14,700    7.00%, 10/15/28, Series 2089,
              Class PJ, IO.................       2,574
   3,428    7.50%, 1/15/29, Series 2241,
              Class PG.....................       3,496
   3,774    6.00%, 2/15/29, Series 2125,
              Class JZ.....................       3,897
   3,267    6.00%, 2/15/29, Series 2121,
              Class GM.....................       3,292
   2,500    24.57%, 3/15/29, Series 2132,
              Class SB, IF*................       3,464
   3,096    7.00%, 4/15/29, Series 2141,
              Class IO, IO.................         383
   8,666    7.50%, 6/15/29, Series 2163,
              Class PC, IO.................         959
   3,000    7.00%, 8/15/29, Series 2176,
              Class OJ.....................       3,234
   5,000    8.00%, 11/15/29, Series 2201,
              Class C......................       5,450

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  4,229    2.70%, 12/20/29, Series 2204,
              Class GB*....................  $    4,259
   5,047    8.00%, 1/15/30, Series 2210,
              Class Z......................       5,578
   3,000    8.00%, 1/15/30, Series 2209,
              Class TC.....................       3,363
   4,000    8.00%, 3/15/30, Series 2224,
              Class CB.....................       4,270
   1,559    5.26%, 4/1/30, Pool #846812*...       1,621
   5,752    8.00%, 4/15/30, Series 2230,
              Class Z......................       6,371
   8,787    7.50%, 8/15/30, Series 2247,
              Class Z......................       9,324
   3,000    7.25%, 9/15/30, Series 2256,
              Class MC.....................       3,214
   1,176    7.50%, 10/15/30, Series 2261,
              Class ZY.....................       1,262
  10,000    7.25%, 12/15/30, Series 2271,
              Class PC.....................      10,778
  17,632    6.50%, 2/15/31, Series 2382,
              Class TL, IO.................       1,323
   9,628    6.50%, 4/15/31, Series 2317,
              Class VG.....................      10,217
     174    0.00%, 5/15/31, Series 2318,
              Class PO.....................         174
   5,300    7.00%, 6/15/31, Series 2325,
              Class PM.....................       5,820
   2,326    8.50%, 6/15/31, Series 2359,
              Class ZB.....................       3,142
   3,000    6.50%, 8/15/31, Series 2454,
              Class BG.....................       3,208
   4,200    6.50%, 10/15/31, Series 2367,
              Class ME.....................       4,463
   4,000    6.38%, 2/15/32, Series 2410,
              Class OE.....................       4,258
  23,559    7.23%, 2/15/32, Series 2410,
              Class QX, IF, IO*............       2,351
   7,250    15.81%, 2/15/32, Series 2410,
              Class QS, IF*................       8,138
  42,903    6.53%, 3/15/32, Series 2444,
              Class ES, IF, IO*............       3,231
   7,500    7.00%, 3/15/32, Series 2423,
              Class MC.....................       8,087
  10,000    7.00%, 3/15/32, Series 2423,
              Class MT.....................      10,818
   1,500    6.50%, 4/15/32, Series 2435,
              Class CJ.....................       1,594
   8,600    7.00%, 4/15/32, Series 2436,
              Class MC.....................       9,362

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       71

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  5,208    7.00%, 5/15/32, Series 2450,
              Class GZ.....................  $    5,681
   3,898    15.24%, 5/15/32, Series 2452,
              Class SA, IF*................       4,008
   1,683    7.00%, 7/1/32, Pool #C68485....       1,770
  15,193    7.50%, 7/25/32, Series T-41,
              Class 3A.....................      16,479
   3,793    7.00%, 8/1/32, Gold Pool
              #G01448......................       3,988
   9,546    7.50%, 8/25/42, Series T-51,
              Class 2A.....................      10,354
                                             ----------
                                                856,654
                                             ----------
Government National Mortgage Assoc. (6.5%):
     110    8.50%, 7/15/08, Pool #023594...         119
   7,893    6.00%, 3/20/12, Series 02-70,
              Class AV.....................       8,468
  19,655    6.00%, 3/20/13, Series 02-67,
              Class VA.....................      21,327
   2,000    7.00%, 8/16/13, Series 96-22,
              Class VB.....................       2,110
   2,972    6.00%, 12/20/14, Series 02-71,
              Class VJ.....................       3,204
      57    9.00%, 12/15/16, Pool
              #190923......................          64
   2,884    6.50%, 7/20/17, Series 01-60,
              Class VP.....................       3,083
   8,000    6.50%, 9/20/17, Series 02-47,
              Class VB.....................       8,595
   6,000    6.50%, 4/20/18, Series 02-41,
              Class VB.....................       6,433
   3,000    6.50%, 7/20/22, Series 02-40,
              Class VD.....................       3,159
     524    8.00%, 9/15/22, Pool #297628...         574
     305    7.06%, 10/16/22, Series 94-4,
              Class SA, IF, IO*............           6
     346    7.50%, 11/15/22, Pool
              #313110......................         372
     795    11.05%, 12/16/22, Series 00-30,
              Class ST, IF*................         895
     146    7.50%, 3/15/23, Pool #345288...         157
   8,000    7.49%, 7/16/24, Series 94-3,
              Class PQ.....................       8,868
   7,000    7.99%, 7/16/24, Series 94-4,
              Class KQ.....................       7,842

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$  1,546    8.50%, 5/20/25, Pool #2006.....  $    1,691
   5,000    7.50%, 9/17/25, Series 98-26,
              Class K......................       5,453
     180    8.00%, 12/20/25, Pool #2141....         196
   3,047    7.50%, 4/18/26, Series 97-8,
              Class PD.....................       3,114
   2,243    7.50%, 6/16/26, Series 00-9,
              Class PB.....................       2,460
     532    8.00%, 6/20/26, Pool #2234.....         577
  11,000    7.50%, 8/16/26, Series 96-16,
              Class E......................      11,784
     393    8.00%, 8/20/26, Pool #2270.....         426
     469    8.00%, 9/20/26, Pool #2285.....         509
     521    8.00%, 11/20/26, Pool #2324....         565
  12,272    7.50%, 5/16/27, Series 97-8,
              Class PN.....................      13,278
   6,100    7.50%, 7/20/27, Series 97-11,
              Class D......................       6,505
     915    8.00%, 10/20/27, Pool #2499....         990
     906    8.00%, 11/20/27, Pool #2512....         980
     527    8.00%, 12/20/27, Pool #2525....         570
   1,578    7.50%, 2/20/28, Pool #2549.....       1,684
     276    8.00%, 5/15/28, Pool #456883...         299
     140    8.00%, 5/15/28, Pool #476291...         152
     378    8.00%, 5/15/28, Pool #460372...         410
     419    7.50%, 7/15/28, Pool #481872...         447
     364    8.00%, 7/15/28, Pool #468066...         395
     573    8.00%, 8/15/28, Pool #468149...         621
   1,203    7.50%, 9/15/28, Pool #486537...       1,285
   2,920    7.50%, 9/20/28, Pool #2646.....       3,115
     322    8.00%, 9/20/28, Pool #2647.....         347
   1,871    6.50%, 10/15/28, Pool
              #486631......................       1,967
   2,200    6.50%, 1/16/29, Series 99-15,
              Class E......................       2,363
  16,981    6.00%, 2/20/29, Series 99-4,
              Class ZB.....................      17,863
  18,404    7.22%, 8/16/29, Series 99-30,
              Class S, IF, IO*.............       1,688

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       72
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    792    9.20%, 9/16/29, Series 99-33,
              Class SM.....................  $      854
  12,787    8.00%, 11/16/29, Series 99-41,
              Class Z......................      13,986
   6,962    8.50%, 12/16/29, Series 99-44,
              Class ZC.....................       8,415
   5,000    7.50%, 12/20/29, Series 99-44,
              Class PC.....................       5,335
  16,894    8.00%, 12/20/29, Series 99-44,
              Class ZG.....................      18,207
  22,720    2.17%, 1/19/30, Series 01-4,
              Class SJ, IF, IO*............       1,949
   2,781    7.50%, 2/16/30, Series 00-16,
              Class ZN.....................       3,100
  10,237    9.00%, 3/16/30, Series 00-21,
              Class Z......................      12,467
   2,507    8.00%, 6/20/30, Series 00-9,
              Class Z......................       2,720
   4,521    7.75%, 9/20/30, Series 00-26,
              Class Z......................       4,844
   1,137    8.50%, 9/20/30, Series 00-26,
              Class TZ.....................       1,263
     617    9.00%, 10/15/30, Pool
              #479674......................         676
   9,613    7.14%, 10/20/30, Series 00,
              Class 34, IF, IO*............         844
   2,209    9.00%, 10/20/30, Series 00-31,
              Class Z......................       2,568
   2,581    9.00%, 11/16/30, Series 00-36,
              Class IK, IO.................         391
   4,863    9.00%, 11/20/30, Series 00-35,
              Class ZA.....................       5,410
   3,000    8.00%, 12/20/30, Series 00-37,
              Class B......................       3,264
   1,849    16.58%, 7/20/31, Series 01-32,
              Class WA*....................       2,070
  16,027    6.63%, 8/16/31, Series 01-36,
              Class S, IF, IO*.............       1,186
  21,270    6.83%, 8/16/31, Series 01-35,
              Class SA, IF, IO*............       1,726
  23,303    6.01%, 1/16/32, Series 02-3,
              Class SP, IF, IO*............       1,723
   5,000    6.50%, 1/20/32, Series 02-7,
              Class PG.....................       5,289
   2,991    7.00%, 1/20/32, Series 02-80,
              Class EB.....................       3,289
   2,308    9.00%, 6/16/32, Series 02-41,
              Class SV, IF*................       2,524
   8,266    6.50%, 7/20/32, Series 02-52,
              Class GH.....................       8,874

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$ 49,620    6.28%, 8/20/32, Series 02-70,
              Class PS, IF, IO*............  $    6,116
                                             ----------
                                                276,100
                                             ----------
  Total U.S. Government Agency Mortgages      1,894,618
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (2.0%):
Fannie Mae (1.6%):
   2,000    6.38%, 6/15/09.................       2,317
  10,500    7.25%, 1/15/10.................      12,741
   2,250    7.13%, 6/15/10.................       2,719
   8,585    6.25%, 2/1/11..................       9,623
   4,000    5.50%, 3/15/11.................       4,391
  25,000    6.50%, 2/28/33, Series 1A......      26,372
   9,000    7.50%, 2/28/33, Series 2A......       9,734
                                             ----------
                                                 67,897
                                             ----------
Freddie Mac (0.3%):
   2,000    6.63%, 9/15/09.................       2,349
   8,000    6.88%, 9/15/10.................       9,557
                                             ----------
                                                 11,906
                                             ----------
Other U.S. Agencies (0.1%):
     987    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20.......................         994
   1,794    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22.......................       1,806
   1,547    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22......................       1,558
                                             ----------
                                                  4,358
                                             ----------
  Total U.S. Government Agency Securities        84,161
                                             ----------
U.S. TREASURY OBLIGATIONS (24.9%):
U.S. Treasury Bonds (13.9%):
   2,000    10.75%, 8/15/05................       2,452
  16,000    6.00%, 8/15/09.................      18,608
  13,425    11.75%, 2/15/10................      16,176
 129,925    12.75%, 11/15/10...............     168,191
  79,315    10.38%, 11/15/12...............     106,034
 113,400    12.00%, 8/15/13................     165,161
   1,000    13.25%, 5/15/14................       1,569
  14,300    12.50%, 8/15/14................      21,978
  26,220    11.75%, 11/15/14...............      39,438
   1,000    9.88%, 11/15/15................       1,544
   7,395    7.50%, 11/15/16................       9,673
   8,695    8.75%, 5/15/17.................      12,574
   7,500    8.75%, 8/15/20.................      11,077
  11,050    7.88%, 2/15/21.................      15,165

Continued

ONE GROUP BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       73

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
$  1,225    6.25%, 5/15/30.................  $    1,466
                                             ----------
                                                591,106
                                             ----------
U.S. Treasury Inflation Protected Bonds (2.0%):
   7,888    3.38%, 1/15/07.................       8,545
   4,484    3.63%, 1/15/08.................       4,922
   5,000    3.88%, 1/15/09.................       6,162
  32,500    4.25%, 1/15/10.................      39,951
  18,224    3.63%, 4/15/28.................      23,680
                                             ----------
                                                 83,260
                                             ----------
U.S. Treasury Notes (1.2%):
   1,925    3.50%, 11/15/06................       2,004
  11,520    10.38%, 11/15/09...............      13,350
  16,000    6.50%, 2/15/10.................      19,129
   5,000    5.00%, 8/15/11.................       5,484
  10,000    4.00%, 11/15/12................      10,145
                                             ----------
                                                 50,112
                                             ----------
U.S. Treasury STRIPS (7.8%):
   5,500    11/15/09.......................       4,261
  35,800    11/15/14.......................      20,719
  42,550    11/15/15.......................      23,077
  13,805    11/15/15.......................       7,516
  41,600    2/15/13........................      26,910
  16,400    2/15/14........................       9,954

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
$ 74,210    2/15/16........................  $   39,621
  17,600    2/15/17........................       8,787
  18,000    5/15/08........................      15,282
   3,750    5/15/09........................       3,019
  19,000    5/15/10........................      14,427
  26,638    5/15/11........................      19,089
   7,000    5/15/12........................       4,741
  14,500    5/15/14........................       8,654
  56,100    5/15/15........................      31,423
  17,000    5/15/16........................       8,933
  86,295    5/15/18........................      39,791
  13,500    8/15/13........................       8,476
  35,950    8/15/14........................      21,143
  22,290    8/15/15........................      12,294
   3,500    8/15/16........................       1,805
                                             ----------
                                                329,922
                                             ----------
  Total U.S. Treasury Obligations             1,054,400
                                             ----------
INVESTMENT COMPANIES (3.9%):
 163,649    One Group Prime Money Market
              Fund, Class I................     163,649
                                             ----------
  Total Investment Companies                    163,649
                                             ----------
Total (Cost $4,048,143) (a)                  $4,258,620
                                             ==========

------------
Percentages indicated are based on net assets of $4,230,867.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $238,064
                   Unrealized depreciation......................   (27,587)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $210,477
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2002.

See notes to financial statements.

                                       74
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
RIGHTS (0.0%):
Cable Television $(0.0%):
       0    Classic Cable Subscription
              Rights........................  $      125
                                              ----------
  Total Rights                                       125
                                              ----------
COMMON STOCKS (0.0%):
Telecommunications (0.0%):
       8    Wiltel Communications, Inc.
              (d)...........................         123
                                              ----------
  Total Common Stocks                                123
                                              ----------
ASSET BACKED SECURITIES (3.7%):
 $ 2,838    Advanta Mortgage Loan Trust,
              Series 97-2, Class A4, 7.60%,
              6/25/27.......................       2,961
     359    Americredit Automobile
              Receivables Trust, Series
              99-A, Class A4, 5.88%,
              12/12/05......................         361
   1,700    Americredit Automobile
              Receivables Trust, Series
              01-D, Class A4, 4.41%,
              11/12/08......................       1,780
   1,000    Americredit Automobile
              Receivables Trust, Series
              02-A, Class A4, 4.61%,
              1/12/09.......................       1,052
   1,500    Americredit Automobile
              Recievables Trust, Series
              01-C, Class A4, 5.01%,
              7/14/08.......................       1,585
   5,000    Auto Leasing Investors, Series
              97, Class A7, 6.48%,
              12/12/08......................       5,227
   3,238    BankBoston Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.35%, 2/25/13................       3,452
   2,000    Chase Funding Loan Acquisition
              Trust, Series 02-C1, Class
              IIM1, 2.10%, 1/25/32..........       1,959
   2,900    Citibank Credit Card Issuance
              Trust, Series 02-C2, Class C2,
              6.95%, 2/18/14................       3,094
     334    EQCC Home Equity Loan Trust,
              Series 96-2, Class A4, 7.50%,
              6/15/21.......................         339
     648    EQCC Home Equity Loan Trust,
              Series 97-1, Class A7, 7.12%,
              5/15/28.......................         674
     657    GE Capital Mortgage Services,
              Inc., Series 97-HE3, Class A6,
              6.72%, 10/25/27...............         693
   3,000    Green Tree Financial Corp.,
              Series 93-2, Class B, 8.00%,
              7/15/18.......................       2,667
   4,350    Green Tree Financial Corp.,
              Series 95-2, Class B1, 8.60%,
              5/15/26.......................       2,743

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 4,610    Green Tree Financial Corp.,
              Series 95-10, Class B1, 7.05%,
              2/15/27.......................  $    2,677
     160    Green Tree Recreational,
              Equipment & Consumer Trust,
              Series 97-C, Class A1, 6.49%,
              2/15/18.......................         161
   3,000    MBNA Master Credit Card Trust,
              Series 98-C, Class C, 6.35%,
              11/15/05 (b)..................       3,056
     262    MBNA Master Credit Card Trust,
              Series 99-D, Class D, 6.50%,
              11/17/08......................         290
   1,500    MBNA Master Credit Card Trust,
              Series 00-D, Class C, 8.40%,
              9/15/09 (b)...................       1,691
     277    PNC Student Loan Trust, I,
              Series 97-2, Class A6, 6.57%,
              1/25/04.......................         280
   1,687    Saxon Asset Securities Trust,
              Series 99-1, Class AF6, 6.35%,
              2/25/29.......................       1,763
   1,299    Security Pacific Acceptance
              Corp., Series 95-1, Class A3,
              7.25%, 4/10/20................       1,374
   1,765    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.09%,
              4/25/08.......................       1,772
     600    Standard Credit Card Master
              Trust, Series 94-2, Class A,
              7.25%, 4/7/08.................         681
     282    Sterling Automobile Loan
              Securitization, Series 00-1,
              Class A, 6.61%, 2/15/08 (b)...         290
     414    The Money Store Home Equity
              Trust, Series 96-B, Class A16,
              8.01%, 7/15/27................         425
   1,459    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%,
              1/9/06........................       1,496
     895    Union Acceptance Corp., Series
              98-D, Class A5, 5.96%,
              7/10/06.......................         904
   4,600    Union Acceptance Corp., Series
              00-D, Class B, 8.25%,
              7/8/08........................       5,128
                                              ----------
  Total Asset Backed Securities                   50,575
                                              ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%):
     115    American Housing Trust, Series
              XI, Class 3G, 8.25%,
              1/25/22.......................         123
     176    American Housing Trust, Series
              V, Class 1G, 9.13%, 4/25/21...         182

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       75

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   595    BA Mortgage Securities, Inc.,
              Series 98-1 Class 2A4, 6.50%,
              5/28/13.......................  $      609
     171    BA Mortgage Securities, Inc.,
              Series 97-1, Class A7, 7.50%,
              7/25/26.......................         174
   2,383    Bank of America Mortgage
              Securities, Series 99-2, Class
              AB, 5.50%, 4/25/29............       2,415
     113    Bank of America Mortgage
              Securities, Series 99-2, Class
              A9, 6.50%, 4/25/29............         116
     683    Bank of America Mortgage
              Securities, Series 01-1, Class
              A24, 6.63%, 2/25/31...........         690
   1,279    Bear Stearns Mortgage
              Securities, Inc., Series 96-7,
              Class A10, 6.00%, 10/28/08....       1,317
   1,500    Bear Stearns Mortgage
              Securities, Inc., Series 98-1,
              Class 2A7, 6.96%, 3/25/28.....       1,573
     102    Bear Stearns Mortgage
              Securities, Inc., Series 97-6,
              Class 1A, 6.73%, 3/25/31......         107
     588    BHN Mortgage Fund, Series 97-1,
              Class A2, 7.92%,
              7/25/09 (b)...................          35
   1,012    BHN Mortgage Fund, Series 97-2,
              Class A2, 7.54%,
              5/31/17 (b)...................          40
     142    Chase Mortgage Finance Corp.,
              Series 94-C, Class A6, 6.25%,
              2/25/10.......................         145
     190    Chase Mortgage Finance Corp.,
              Series 93-P, Class A18, 6.75%,
              12/25/24......................         196
     591    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25.......................         601
     418    Chase Mortgage Finance Corp.,
              Series 94-H, Class A7, 7.25%,
              6/25/25.......................         427
     394    Chase Mortgage Finance Corp.,
              Series 98-S7, Class 1A14,
              6.25%, 12/25/28...............         405
   1,269    Chase Mortgage Finance Corp.,
              Series 99-S1, Class A23,
              6.50%, 2/25/29................       1,283
     500    Citicorp Mortgage Securities,
              Inc., Series 93-11, Class A4,
              6.25%, 9/25/08................         507

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   913    Citicorp Mortgage Securities,
              Inc., Series 94-9, Class A4,
              5.75%, 6/25/09................  $      938
     639    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25................         653
     125    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A3,
              6.75%, 2/25/28................         126
     900    Citicorp Mortgage Securities,
              Inc., Series 98-10, Class A4,
              7.00%, 11/25/28...............         917
   1,222    Citicorp Mortgage Securities,
              Inc., Series 99-3, Class A4,
              6.50%, 5/25/29................       1,229
     149    CMC Securities Corp. III, Series
              94-A, Class B1, 6.75%,
              2/25/24.......................         151
     366    CMC Securities Corp. IV, Series
              97-NAM3, Class FXA5, 7.25%,
              10/25/27......................         375
     437    CMC Securities Corp. IV, Series
              97-NAM3, Class A4, 7.25%,
              10/25/27......................         444
      27    Collateralized Mortgage
              Securities Corp., Series 88-2,
              Class B, 8.80%, 4/20/19.......          27
      54    Countrywide Alternative Loan
              Trust, Series 99-1, Class A3,
              6.50%, 6/25/29................          54
     381    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A5,
              7.00%, 7/25/31................         398
  10,000    Countrywide Alternative Loan
              Trust, Series 01-7, Class A14,
              7.00%, 8/25/31................      10,433
   1,194    Countrywide Funding Corp.,
              Series 94-12, Class A9, 7.00%,
              10/25/23......................       1,217
     159    Countrywide Funding Corp.,
              Series 94-4, Class A12, 6.95%,
              4/25/24.......................         162
   2,000    Countrywide Home Loans, Series
              99-10, Class A21, 7.25%,
              9/25/29.......................       2,070
   1,000    Countrywide Home Loans, Series
              01-J1, Class 1A3, 6.75%,
              12/25/30......................       1,040
      50    Countrywide Mortgage Backed
              Securities, Inc., Series 93-B,
              Class A8, 6.75%, 11/25/23.....          50

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       76
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   560    Countrywide Mortgage Backed
              Securities, Inc., 6.50%,
              1/25/24.......................  $      573
   1,715    First Union Residential
              Securitization, Series 98-A,
              Class SA4, 7.00%, 4/25/25.....       1,766
   1,740    GE Capital Mortgage Services,
              Inc., Series 96-12, Class A4,
              7.25%, 7/25/11................       1,764
     420    GE Capital Mortgage Services,
              Inc., Series 93-17, Class A11,
              6.50%, 12/25/23...............         432
     300    GE Capital Mortgage Services,
              Inc., Series 93-16, Class A19,
              21.61%, 12/25/23, IF*.........         360
     798    GE Capital Mortgage Services,
              Inc., Series 94-14, Class A4,
              7.50%, 4/25/24................         807
     381    GE Capital Mortgage Services,
              Inc., Series 94-17, Class A10,
              7.00%, 5/25/24................         385
     500    GE Capital Mortgage Services,
              Inc., Series 98-24, Class A7,
              6.75%, 1/25/29................         508
     119    GE Capital Mortgage Services,
              Inc., Series 99-2, Class A1,
              6.50%, 4/25/29................         120
     300    GE Capital Mortgage Services,
              Inc., Series 99-3, Class A10,
              6.75%, 5/25/29................         307
     729    GE Capital Mortgage Services,
              Inc., Series 00-2, Class A3,
              7.75%, 2/25/30................         760
   1,000    GMAC Mortgage Corp. Loan Trust,
              Series 99-J1, Class A3, 6.75%,
              8/25/29.......................       1,025
     127    Headlands Mortgage Securities,
              Inc., Series 97-4, Class AII,
              7.25%, 11/25/12...............         127
     140    Housing Securities, Inc., Series
              93-F, Class F3, 7.00%,
              9/25/23.......................         140
     148    ICI Funding Corp. Secured Assets
              Corp., Series 97-3, Class A7,
              7.25%, 9/25/27................         151
     234    Independent National Mortgage
              Corp., Series 95-F, Class A5,
              8.25%, 5/25/10................         234
      85    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19.................          86

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   534    Merrill Lynch Mortgage
              Investors, Inc., Series 01-S1,
              Class 2A, 0.00%, 5/25/29,
              PO............................  $      482
   1,167    Morserv, Inc., Series 96-2,
              Class 1A4, 7.25%, 11/25/26....       1,202
     500    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class A16,
              6.75%, 6/25/28................         520
     200    Norwest Asset Securities Corp.,
              Series 96-2, Class A9, 7.00%,
              9/25/11.......................         204
     167    Norwest Asset Securities Corp.,
              Series 98-8, Class A1, 6.50%,
              4/25/13.......................         171
     419    Norwest Asset Securities Corp.,
              Series 98-16, Class A1, 6.50%,
              6/25/13.......................         429
     317    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              4/25/28.......................         320
     250    Norwest Asset Securities Corp.,
              Series 99-2, Class A6, 6.75%,
              2/25/29.......................         248
     700    Norwest Asset Securities Corp.,
              Series 99-9, Class A21, 7.00%,
              4/25/29.......................         715
     128    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29.......................         130
     659    Norwest Asset Securities Corp.,
              Series 99-18, Class A9, 6.50%,
              7/25/29.......................         684
     113    Paine Webber CMO Trust, Series
              H, Class 4, 8.75%, 4/1/18.....         126
      28    Paine Webber CMO Trust, Series
              J, Class 3, 8.80%, 5/1/18.....          31
     125    Paine Webber CMO Trust, Series
              L, Class 4, 8.95%, 7/1/18.....         139
     226    Paine Webber Mortgage Acceptance
              Corp., Series 94-2, Class A4,
              6.50%, 2/25/24................         229
      76    PNC Mortgage Securities Corp.,
              Series 98-11, Class 2A1,
              6.50%, 11/25/13...............          78
   1,110    PNC Mortgage Securities Corp.,
              Series 00-8, Class 2A1, 7.25%,
              11/25/15......................       1,153
     497    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5, 6.75%,
              9/25/28.......................         521

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       77

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   355    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8,
              6.50%, 12/25/28...............  $      359
     360    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4, 6.50%,
              5/25/29.......................         373
   2,724    Prudential Home Mortgage
              Securities, Series 93-45,
              Class A3, 6.75%, 11/25/08.....       2,757
     500    Prudential Home Mortgage
              Securities, Series 94-26,
              Class A4, 7.00%, 8/25/09......         511
     750    Prudential Home Mortgage
              Securities, Series 93-50,
              Class A11, 8.75%, 11/25/23,
              IF*...........................         768
      21    Prudential Home Mortgage
              Securities, Series 93-54,
              Class A18, 5.75%, 1/25/24,
              IF*...........................          21
     236    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A22, 16.28%, 2/25/24, IF*.....         250
      94    Prudential Home Mortgage
              Securities, Series 94-11,
              Class A4, 7.05%, 4/25/24......          94
      65    Residential Accredit Loans,
              Inc., Series 98-QS8, Class NB,
              6.50%, 6/25/13................          66
     347    Residential Accredit Loans,
              Inc., Series 99-S25, Class A1,
              6.75%, 12/25/14...............         356
     763    Residential Accredit Loans,
              Inc., Series 96-QS8, Class
              A12, 7.75%, 12/25/26..........         774
   1,078    Residential Accredit Loans,
              Inc., Series 97-QS9, Class A8,
              7.25%, 9/25/27................       1,102
   1,500    Residential Accredit Loans,
              Inc., Series 98-QS17, Class
              NB7, 6.50%, 12/25/28..........       1,546
   1,896    Residential Asset Securities
              Corp., Series 01-KS3, Class
              AI3, 5.18%, 7/25/27...........       1,938
     296    Residential Asset Securitization
              Trust, Series 96-A3, Class
              A11, 7.50%, 7/25/11...........         301
     269    Residential Asset Securitization
              Trust, Series 97-A11, Class
              A6, 7.00%, 1/25/28............         275
     522    Residential Asset Securitization
              Trust, Series 98-A8, Class A8,
              6.75%, 8/25/28................         536

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   565    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S36, Class A13, 13.36%,
              10/25/08, IF*.................  $      613
     972    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S49, Class A3, 6.00%,
              12/25/08......................         999
     322    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S14, Class A1, 6.50%,
              6/25/09.......................         330
     188    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S22, Class A13, 13.75%,
              6/25/23, IF*..................         191
   2,933    Residential Funding Mortgage
              Securities I, Inc., Series
              94-S9, Class A5, 6.50%,
              3/25/24.......................       2,983
      81    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S14, Class A6, 7.25%,
              10/25/27......................          81
     281    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S2, Class A4, 7.00%,
              1/25/28.......................         287
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S5, Class A12, 6.75%,
              3/25/28.......................       1,024
     500    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S2, Class A7, 6.75%,
              1/25/29.......................         510
   1,000    Structured Asset Securities
              Corp., Series 00-3, Class 2A6,
              8.00%, 7/25/30................       1,047
   2,323    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.......................       2,628
                                              ----------
  Total Collateralized Mortgage Obligations       70,876
                                              ----------
CORPORATE BONDS (31.2%):
Aerospace & Defense (0.1%):
   1,716    BAE Systems 2001 Asset Trust,
              7.16%, 12/15/11...............       1,831
                                              ----------
Air Transport (0.0%):
     762    Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b).............         622
                                              ----------
Airlines (0.6%):
     992    American Airlines, Series 91-A2,
              10.18%, 1/2/13................         560
     642    Delta Airlines, Series K,
              10.00%, 12/5/14 (b)...........         417
   2,000    U.S. Airways, Inc., Series
              00-2G, 8.02%, 2/5/19..........       2,093

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       78
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
 $   950    U.S. Airways, Inc., Series
              00-3G, 7.89%, 3/1/19..........  $      994
   1,000    United Airlines, 9.13%,
              1/15/12.......................         100
   4,493    United Airlines, Inc., Series
              01-1, Class A2, 6.07%,
              3/1/13 .......................       3,502
     495    United Airlines, Inc., Series
              00-1, Class A1, 7.78%,
              1/1/14........................         388
                                              ----------
                                                   8,054
                                              ----------
Automotive (0.5%):
   1,000    Daimler Chrysler NA Holdings,
              7.40%, 1/20/05................       1,078
   2,000    Daimler Chrysler NA Holdings,
              7.30%, 1/15/12................       2,247
   1,000    General Motors Corp., 7.20%,
              1/15/11.......................       1,006
     750    General Motors Corp., 8.80%,
              3/1/21........................         806
   1,000    Hayes Lemmerz International,
              Inc., 9.13%, 7/15/07..........          28
   1,000    Oshkosh Truck Corp., 8.75%,
              3/1/08........................       1,034
                                              ----------
                                                   6,199
                                              ----------
Banking, Finance & Insurance (11.2%):
   3,500    ABN AMRO Bank NV, Chicago,
              7.25%, 5/31/05................       3,864
     500    Associates Corp., Series MTNE,
              6.88%, 2/17/03................         503
   1,500    Associates Corp., Series MTNG,
              7.70%, 6/10/04................       1,621
     150    Associates Corp., Series MTNH,
              7.63%, 4/27/05................         166
   1,000    Associates Corp., 6.63%,
              6/15/05.......................       1,089
   1,000    Associates Corp., 6.25%,
              11/1/08.......................       1,104
   6,000    Associates Corp., 8.15%,
              8/1/09........................       6,993
     500    Associates Corp., Series B,
              7.95%, 2/15/10................         581
   2,750    Athena Neuro Financial L.L.C.,
              7.25%, 2/21/08................       1,513
   2,900    Bank of America Corp., 7.80%,
              2/15/10.......................       3,454
     500    Bank of America Corp., 7.80%,
              9/15/16.......................         625
   1,500    Bank of America Corp., 6.98%,
              3/7/37........................       1,783
     250    Bankers Trust Corp., 7.25%,
              10/15/11......................         282

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   575    CIT Group, Inc., Series B,
              6.88%, 2/16/05................  $      605
     748    Citicorp Mortgage Securities,
              Inc., Series 94-4, Class A8,
              6.00%, 2/25/09................         768
   1,500    CitiFinancial, 7.75%, 3/1/05....       1,660
   5,000    Citigroup, Inc., 6.25%,
              12/1/05.......................       5,494
   1,000    Comerica Bank, 7.65%, 8/15/10...       1,069
   6,500    Corestates Captial Trust I,
              8.00%, 12/15/26, Callable
              12/15/06 @ 103.88 (b).........       6,966
     750    Countrywide Home Loan, 5.50%,
              8/1/06........................         798
   1,690    Credit Suisse First Boston
              (USA), Inc., 6.13%,
              11/15/11......................       1,766
     500    Donaldson Lufkin & Jenrette,
              6.50%, 4/1/08.................         547
   1,000    Donaldson Lufkin & Jenrette,
              6.50%, 6/1/08.................       1,093
   1,000    Dow Capital BV, 8.50%, 6/8/10...       1,174
   2,000    Fleet Boston Financial Corp.,
              8.13%, 7/1/04.................       2,151
   1,500    Ford Motor Credit Co., 6.13%,
              3/20/04.......................       1,523
     724    Ford Motor Credit Co., 7.75%,
              3/15/05.......................         744
     250    Ford Motor Credit Co., 6.25%,
              12/8/05.......................         249
   4,100    Ford Motor Credit Co., 7.38%,
              10/28/09......................       4,069
   1,495    Ford Motor Credit Co., 7.25%,
              10/25/11......................       1,455
     500    GE Capital Corp., Series MTNA,
              5.70%, 10/7/03................         516
   3,500    GE Capital Corp., 8.85%,
              4/1/05........................       3,982
     885    GE Capital Corp., 4.25%,
              1/15/08.......................         909
   1,100    GE Capital Corp., 6.75%,
              3/15/32.......................       1,220
   2,000    GMAC, 7.13%, 5/1/03.............       2,026
   1,300    GMAC, 6.13%, 9/15/06............       1,322
   3,100    GMAC, 7.25%, 3/2/11.............       3,164
     500    Goldman Sachs Group LP, 6.75%,
              2/15/06.......................         540
   1,000    Household Finance Corp., 7.25%,
              5/15/06.......................       1,088

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       79

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    Household Finance Corp., 6.50%,
              11/15/08......................  $    1,077
   7,200    Household Finance Corp., 5.88%,
              2/1/09........................       7,399
     500    Household Finance Corp., 6.38%,
              11/27/12......................         523
     400    Household Finance Corp., 7.35%,
              11/27/32......................         433
   2,000    Huntington National Bank, 8.00%,
              4/1/10........................       2,389
   1,500    J.P. Morgan Chase, 6.25%,
              12/15/05......................       1,607
   5,000    Key Bank, 7.55%, 9/15/06........       5,703
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05...............       5,967
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15.................         370
     250    Lion Connecticut Holding, 7.63%,
              8/15/26.......................         292
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%,
              3/1/24 (b)....................       6,641
     350    MBNA Bank, 5.38%, 1/15/08.......         359
     500    Mellon Financial Corp., 6.38%,
              2/15/10.......................         561
     500    MGIC Investment Corp., 6.00%,
              3/15/07.......................         537
   5,000    MIC Financing Trust I, Series
              Unit, 8.38%, 2/1/27, Callable
              2/1/07 @ 100 (b)..............       4,932
   2,000    Monumental Global Funding,
              5.20%, 1/30/07 (b)............       2,097
   2,500    Morgan Stanley Dean Witter and
              Co., 6.60%, 4/1/12............       2,776
   1,000    Morgan Stanley Dean Witter and
              Co., 7.25%, 4/1/32............       1,143
   4,320    National Rural Utilities, 6.00%,
              5/15/06.......................       4,716
     600    News Amer, Inc., 6.75%, 1/9/38..         615
   2,250    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b)...................       2,540
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b)...................       5,111
     419    SunAmerica, Inc., 8.13%,
              4/28/23.......................         535
   2,500    Suntrust Banks, Inc., 6.00%,
              2/15/26.......................       2,718
     400    Torchmark Corp., 7.88%,
              5/15/23.......................         445
   7,500    Transamerica Financial Corp.,
              Series MTNF, 6.37%, 5/14/04...       7,909
     750    Tyco Capital Corp., 7.25%,
              8/15/05.......................         796

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 3,450    Tyco Capital Corp., 6.50%,
              2/7/06........................  $    3,636
   2,500    U.S. Bancorp, 6.50%, 2/1/08.....       2,845
   2,000    U.S. Bancorp, 7.50%, 6/1/26.....       2,369
   1,000    Wells Fargo Co., Senior
              Subordinate Notes, 9.13%,
              2/1/04........................       1,083
                                              ----------
                                                 150,600
                                              ----------
Beverages & Tobacco (0.9%):
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26......................         456
   9,500    Diageo PLC, 7.45%, 4/15/35......      11,762
     250    Phillip Morris Co., Inc., 7.20%,
              2/1/07........................         276
                                              ----------
                                                  12,494
                                              ----------
Broadcast Radio & TV (0.1%):
     890    Salem Communications Corp.,
              9.50%, 10/1/07................         933
   1,000    Spanish Broadcasting System,
              9.63%, 11/1/09................       1,040
                                              ----------
                                                   1,973
                                              ----------
Building & Development (0.1%):
     500    D.R. Horton, Inc., 7.50%,
              12/1/07.......................         493
   1,000    NCI Building Systems, Inc.,
              Series B, 9.25%, 5/1/09.......       1,023
                                              ----------
                                                   1,516
                                              ----------
Business Equipment & Services (0.0%):
     450    Iron Mountain, Inc., 8.63%,
              4/1/13........................         473
                                              ----------
Cable Television (0.8%):
   1,000    AOL Time Warner Entertainment,
              8.88%, 10/1/12................       1,194
     500    Century Communications, 9.50%,
              3/1/05 (c)....................         133
   1,000    Charter Communications Holdings,
              Inc., 10.25%, 1/15/10.........         450
   1,000    Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c).............         125
   4,000    Comcast Cable Communications,
              8.38%, 5/1/07.................       4,492
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08.......................       1,404
     750    CSC Holdings, Inc., Series B,
              8.13%, 7/15/09................         725

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       80
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
 $   500    Insight Midwest, 10.50%,
              11/1/10.......................  $      489
   1,000    Mediacom LLC, Series B, 8.50%,
              4/15/08.......................         905
     500    Panamsat Corp., 8.50%,
              2/1/12 (b)....................         480
   1,000    RCN Corp., 10.13%, 1/15/10......         215
                                              ----------
                                                  10,612
                                              ----------
Cellular & Wireless Telecommunications (0.2%):
   1,000    Arch Communications, Inc.,
              13.75%, 4/15/08 (c)...........          10
   1,000    Centennial Communications,
              10.75%, 12/15/08..............         545
   1,000    Nextel Communications, Inc.,
              9.38%, 11/15/09...............         910
   1,000    Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07..........         845
   1,000    Rural Cellular Corp., Series B,
              9.63%, 5/15/08................         605
                                              ----------
                                                   2,915
                                              ----------
Chemicals (0.1%):
     250    Eastman Chemical, 7.60%,
              2/1/27........................         283
     500    Equistar Chemicals LP, 8.75%,
              2/15/09.......................         438
     500    IMC Global, Inc., 6.50%,
              8/1/03........................         509
                                              ----------
                                                   1,230
                                              ----------
Chemicals & Plastics (0.4%):
     500    FMC Corp., 10.25%, 11/1/09 (b)..         543
   1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09........................         835
   1,000    ISP Chemco, 10.25%, 7/1/11......       1,040
     500    Lyondell Chemical Co., 11.13%,
              7/15/12.......................         495
     600    Philipp Brothers Chemical,
              9.88%, 6/1/08.................         303
     500    Polyone Corp., 8.88%, 5/1/12....         426
   1,500    Terra Industries, Inc., Series
              B, 10.50%, 6/15/05............       1,372
                                              ----------
                                                   5,014
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Clothing/Textiles (0.0%):
 $   500    Levi Strauss & Co., 12.25%,
              12/15/12 (b)..................  $      492
     590    Polymer Group, Inc., Series B,
              9.00%, 7/1/07 (c).............         121
                                              ----------
                                                     613
                                              ----------
Conglomerates (0.1%):
     750    SPX Corp., 7.50%, 1/1/13........         764
                                              ----------
Consumer Non-Durable (0.1%):
   1,050    International Paper, 5.85%,
              10/30/12, Series 144A (b).....       1,101
                                              ----------
Container & Glass Products (0.1%):
     500    Owens-Brockway, 8.88%,
              2/15/09.......................         518
   1,000    Portola Packaging, Inc., 10.75%,
              10/1/05.......................       1,015
                                              ----------
                                                   1,533
                                              ----------
Cosmetics/Toiletries (0.0%):
   1,000    Drypers Corp., Series B, 10.25%,
              6/15/07 (c)...................           0
     730    Home Products International,
              Inc., 9.63%, 5/15/08..........         653
                                              ----------
Ecological Services & Equipment (0.5%):
   1,000    Allied Waste North America,
              Series B, 8.88%, 4/1/08.......       1,020
     740    Safety-Kleen Services Corp.,
              9.25%, 6/1/08 (c).............           0
   5,000    Waste Management, Inc., 6.88%,
              5/15/09.......................       5,257
                                              ----------
                                                   6,277
                                              ----------
Electrical & Electronic (0.4%):
   2,400    Exelon Corp, 6.75%, 5/1/11......       2,632
     650    IBM, 7.00%, 10/30/25............         739
     700    Viacom, Inc., 7.70%, 7/30/10....         833
     750    Viacom, Inc., 8.63%, 8/1/12.....         948
                                              ----------
                                                   5,152
                                              ----------

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       81

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Electronics/Electric (0.4%):
 $ 1,000    Flextronics International Ltd.,
              Series B, 8.75%, 10/15/07.....  $    1,033
     750    Ingram Micro, Inc., 9.88%,
              8/15/08.......................         795
     500    Seagate Technology, 8.00%,
              5/15/09 (b)...................         520
   1,000    Unisys Corp., 8.13%, 6/1/06.....       1,047
   1,000    Wesco Distribution, Inc., Series
              B, 9.13%, 6/1/08..............         805
   1,000    Windmere Durable Holdings,
              10.00%, 7/31/08...............       1,000
                                              ----------
                                                   5,200
                                              ----------
Energy (0.4%):
   1,555    Constellation Energy Group,
              6.35%, 4/1/07.................       1,636
   1,000    DTE Energy Co., 6.65%, 4/15/09..       1,107
   1,000    Duke Energy Corp., 5.63%,
              11/30/12......................       1,000
     500    Grant Prideco Escrow, 9.00%,
              12/15/09 (b)..................         523
   4,400    NRG Energy, Inc., 7.63%, 2/1/06
              (b)...........................       1,166
   2,000    Osprey Trust, 8.31%,
              1/15/03 (c)...................         370
                                              ----------
                                                   5,802
                                              ----------
Equipment Leasing (0.2%):
     750    Applied Materials, Inc., 8.00%,
              9/1/04........................         819
   1,000    National Equipment Services,
              Series D, 10.00%, 11/30/04....         355
   1,000    Williams Scotsman, Inc., 9.88%,
              6/1/07........................         930
                                              ----------
                                                   2,104
                                              ----------
Equipment Trust Certificate (1.2%):
   4,156    Federal Express, Series A-1,
              7.85%, 1/30/15................       4,379
   9,194    Northwest Air Trust, Series A,
              9.25%, 6/21/14................       8,681
   3,831    Northwest Air Trust, Series B,
              10.23%, 6/21/14...............       3,192
                                              ----------
                                                  16,252
                                              ----------
Financial (0.1%):
   1,490    Capital One Financial Corp.,
              Series BKNT, 6.50%, 7/30/04...       1,458
     250    Istar Financial, Inc., 8.75%,
              8/15/08.......................         266
                                              ----------
                                                   1,724
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Food Products (0.0%):
 $   500    Corn Products International,
              Inc., 8.25%, 7/15/07..........  $      506
                                              ----------
Food Service (0.1%):
     581    Pierre Foods, Inc., 10.75%,
              6/1/06........................         439
     500    Premium Standard Farms, 9.25%,
              6/15/11.......................         413
     400    Tyson Foods, Inc., 7.25%,
              10/1/06.......................         444
                                              ----------
                                                   1,296
                                              ----------
Forest Products (0.4%):
     520    Ainsworth Lumber, 12.50%,
              7/15/07.......................         543
     889    American Tissue, Inc., Series B,
              12.50%, 7/15/06 (c)...........         182
   1,000    Buckeye Technologies, Inc.,
              9.25%, 9/15/08................         865
     500    Caraustar Industries, Inc.,
              9.88%, 4/1/11.................         518
     500    Meadwestvaco Corp., 6.85%,
              4/1/12........................         556
     750    Millar Western Forest, 9.88%,
              5/15/08.......................         716
     650    Pacifica Papers, Inc., 10.00%,
              3/15/09.......................         691
   1,000    Pope & Talbot, 8.38%, 6/1/13....         872
                                              ----------
                                                   4,943
                                              ----------
Gaming & Leisure (0.2%):
   3,000    Royal Caribbean Cruises, 8.25%,
              4/1/05........................       2,895
                                              ----------
Health Care (0.5%):
     500    Amerisource Bergen Corp., 7.25%,
              11/15/12 (b)..................         515
     750    Beverly Enterprises, Inc.,
              9.63%, 4/15/09................         634
     500    Extendicare Health Services,
              9.35%, 12/15/07...............         418
     550    Fisher Scientific International,
              Inc., 9.00%, 2/1/08...........         576
     350    Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11.......................         341
   1,000    HCA-The Healthcare Company,
              8.75%, 9/1/10.................       1,152
   1,000    HCR Manor Care, 7.50%,
              6/15/06.......................       1,040
   1,000    Healthsouth Corp., 3.25%,
              4/1/03, Callable 2/11/02 @
              101.30........................         981

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       82
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
 $   500    Senior Housing Trust, 8.63%,
              1/15/12.......................  $      495
     500    Ventas Realty, 9.00%, 5/1/12....         525
                                              ----------
                                                   6,677
                                              ----------
Hotels/Motels/Inns & Casinos (0.1%):
     250    Felcor Lodging LP, 8.50%,
              6/1/11........................         248
     500    Hilton Hotels Corp., 7.63%,
              12/1/12.......................         506
     500    Park Place Entertainment, 7.50%,
              9/1/09........................         514
                                              ----------
                                                   1,268
                                              ----------
Industrial Equipment (0.1%):
   1,000    Airxcel, Inc., 11.00%,
              11/15/07......................         795
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08........................         178
                                              ----------
                                                     973
                                              ----------
Industrial Goods & Services (3.1%):
     550    Abitibi Consolidated, Inc.,
              8.55%, 8/1/10.................         611
   5,000    Avon Products, Inc., 6.25%,
              5/1/03 (b)....................       5,066
   3,000    Beckman Coulter, Inc., 7.05%,
              6/1/26........................       3,393
   3,000    Boise Cascade Co., 9.45%,
              11/1/09.......................       3,300
     400    Brunswick Corp., 7.38%,
              9/1/23........................         394
   1,450    Case Corp., Series B, 6.25%,
              12/1/03.......................       1,407
   1,200    Compaq Computer, Series MTN,
              6.20%, 5/15/03................       1,215
   4,000    Golden State Petroleum
              Transportation, 8.04%,
              2/1/19........................       3,582
   1,000    IBM Corp., 5.39%, 1/22/09.......       1,084
     300    Ingersoll Rand Co., 7.20%,
              6/1/25........................         340
   1,000    Kroger Co., 8.05%, 2/1/10.......       1,177
     300    Loews Corp., 7.63%, 6/1/23,
              Callable 6/1/03 @ 103.81......         305
     400    Loral Corp., 7.00%, 9/15/23.....         436
   3,550    Newmont Mining Corp., Series A1,
              8.91%, 1/5/09.................       4,094
     800    News America Holdings, 7.75%,
              1/20/24.......................         803
   2,500    Northrop-Grumman Corp., 7.00%,
              3/1/06........................       2,764

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 3,968    Oslo Seismic Service, 8.28%,
              6/1/11........................  $    2,186
     250    Perkinelmer, Inc., 8.88%,
              1/15/13, Callable on 1/15/08 @
              104.44 (b)....................         248
   3,000    Phillips Petroleum Co., 8.75%,
              5/25/10.......................       3,760
   1,000    Tyco International Group, 6.38%,
              10/15/11......................         937
   1,300    Tyco International Ltd., 7.20%,
              10/15/08......................       1,254
     220    Weyerhaeuser Co., 6.13%,
              3/15/07.......................         236
     500    Weyerhaeuser Co., 7.50%,
              3/1/13........................         575
   2,095    Xerox Corp., Series MTND, 6.25%,
              11/15/26......................       2,053
   1,100    Yanacocha Receivables, 8.40%,
              6/15/04 (b)...................       1,114
                                              ----------
                                                  42,334
                                              ----------
Insurance (0.0%):
     500    Fairfax Financial Holdings,
              7.75%, 12/15/03...............         481
                                              ----------
Leasing (0.6%):
     750    ERAC USA Finance Co., 6.95%,
              3/1/04........................         781
   5,000    Hertz Corp., 6.50%, 5/15/06.....       4,851
   2,500    Hertz Corp., 6.63%, 5/15/08.....       2,381
                                              ----------
                                                   8,013
                                              ----------
Leisure (0.1%):
   1,000    Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07.....         875
     500    Six Flags, Inc., 9.50%,
              2/1/09........................         485
                                              ----------
                                                   1,360
                                              ----------
Multimedia (0.2%):
     750    AOL Time Warner Entertainment,
              10.15%, 5/1/12................         948
   1,000    AOL Time Warner, Inc., 9.15%,
              2/1/23........................       1,152
     470    AOL Time Warner, Inc., 7.70%,
              5/1/32........................         491
                                              ----------
                                                   2,591
                                              ----------

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       83

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Nonferrous Metals & Minerals (0.1%):
 $   750    Ball Corp., 7.75%, 8/1/06.......  $      791
     745    Better Minerals & Aggregates,
              13.00%, 9/15/09...............         272
     500    Oglebay Norton Co., 10.00%,
              2/1/09........................         258
                                              ----------
                                                   1,321
                                              ----------
Oil & Gas (0.5%):
   2,900    Amerada Hess Corp., 7.30%,
              8/15/31.......................       3,160
     470    Baytex Energy Ltd., 10.50%,
              2/15/11.......................         496
     750    Forest Oil Corp., 8.00%,
              6/15/08.......................         795
     500    Plains All American Pipeline,
              7.75%, 10/15/12 (b)...........         523
   1,500    Pride International, Inc.,
              9.38%, 5/1/07.................       1,575
     500    Western Resources, Inc., 7.88%,
              5/1/07........................         507
                                              ----------
                                                   7,056
                                              ----------
Oil & Gas Exploration Production & Services (0.2%):
     825    Ultramar Diamond Shamrock,
              6.75%, 10/15/37...............         832
   1,349    USX Corp., 6.65%, 2/1/06........       1,476
                                              ----------
                                                   2,308
                                              ----------
Publishing (0.1%):
   1,000    Garden State Newspapers, 8.63%,
              7/1/11, Callable 7/1/04 @
              104.31........................       1,015
     530    Phoenix Color Corp., 10.38%,
              2/1/09........................         453
                                              ----------
                                                   1,468
                                              ----------
Railroads (0.1%):
     999    Burlington Northern, Series
              00-2, 7.91%, 1/15/20..........       1,158
     280    Canadian Pacific Railway, 9.45%,
              8/1/21........................         390
                                              ----------
                                                   1,548
                                              ----------
Real Estate (0.1%):
     750    EOP Operating LP, 7.25%,
              2/15/18.......................         801
                                              ----------
Retailers (0.5%):
   1,173    7-ELEVEN, Inc., 5.00%,
              12/15/03......................       1,136
   1,650    Albertsons, Inc, 6.95%,
              8/1/09........................       1,833
   1,000    Central Tractor, 10.63%,
              4/1/07 (c)....................           0

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
 $   250    Gap, Inc., 9.90%, 12/15/05......  $      267
     455    Group 1 Automotive, Inc.,
              10.88%, 3/1/09................         471
     500    JC Penney Co., Inc., 7.40%,
              4/1/37........................         508
     500    Michaels Stores, Inc., 9.25%,
              7/1/09, Callable 7/1/05 @
              104.63........................         530
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17...............         447
   1,000    Service Corp. International,
              6.88%, 10/1/07................         920
                                              ----------
                                                   6,112
                                              ----------
Steel (0.1%):
     500    AK Steel Corp., 7.88%,
              2/15/09.......................         508
     491    NS Group, Inc., 13.50%,
              7/15/03.......................         493
                                              ----------
                                                   1,001
                                              ----------
Surface Transportation (0.0%):
     500    CP Ships Ltd., 10.38%,
              7/15/12.......................         528
                                              ----------
Telecommunications (2.5%):
   1,000    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09...         720
   8,500    Ameritech Capital Funding Corp.,
              5.95%, 1/15/38................       9,054
     256    AT&T Broadband Corp., 9.46%,
              11/15/22......................         302
   1,000    AT&T Corp./Liberty Media Group,
              7.88%, 7/15/09................       1,086
     750    AT&T Wireless Services, Inc.,
              7.88%, 3/1/11.................         755
   4,000    Bell Telephone Co. Pennsylvania,
              8.35%, 12/15/30...............       5,055
     100    Bellsouth Corp., 6.88%,
              10/15/31......................         113
     600    Cox Communications, Inc., 6.88%,
              6/15/05.......................         647
     500    Crown Castle International
              Corp., 9.38%, 8/1/11, Callable
              8/1/06 @ 104.69...............         418
     880    Exodus Communications, Inc.,
              10.75%, 12/15/09 (c)..........          35
   3,000    France Telecom, 9.25%, 3/1/11...       3,475
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)...........          35

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       84
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $   526    Level 3 Communications, Corp.,
              11.25%, 3/15/10...............  $      334
     400    MCI Communications Corp., 8.25%,
              1/20/23.......................         198
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c)..........          18
     500    New York Telephone Co., 6.13%,
              1/15/10.......................         531
   1,355    Nynex Corp., 9.55%, 5/1/10......       1,553
   1,000    Sprint Capital Corp., 9.50%,
              4/1/03........................       1,018
     600    Sprint Capital Corp., 6.00%,
              1/15/07.......................         568
     370    Sprint Capital Corp., 8.38%,
              3/15/12.......................         369
     100    Sprint Capital Corp., 8.75%,
              3/15/32.......................          95
   1,500    TCI Communications, Inc., 9.80%,
              2/1/12........................       1,806
   1,250    Telus Corp., 8.00%, 6/1/11......       1,206
     270    United Telephones of Florida,
              Series HH, 8.38%, 1/15/25.....         303
     400    Verizon Communications, 7.90%,
              2/1/27, Callable 2/1/07 @
              103.95........................         434
   1,500    Verizon New York, Inc., 6.88%,
              4/1/12........................       1,689
   4,150    WorldCom, Inc., 7.38%,
              1/15/06 (b) (c)...............         996
     750    WorldCom, Inc., 6.95%,
              8/15/28 (c)...................         180
   1,250    WorldCom, Inc., 8.25%,
              5/15/31 (c)...................         300
   1,000    XO Communications, Inc., 10.50%,
              12/1/09 (c)...................           6
                                              ----------
                                                  33,299
                                              ----------
Transportation & Shipping (0.2%):
     500    Burlington North Santa Fe,
              7.13%, 12/15/10...............         578
   1,000    Fedex Corp., 9.65%, 6/15/12.....       1,333
     262    Regional Jet Equipment Trust,
              Series 00-1, 7.77%,
              9/5/04 (b)....................         199
     300    Stena AB, 9.63%, 12/1/12 (b)....         311
                                              ----------
                                                   2,421
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities (1.3%):
 $ 1,000    AES Corp., 9.50%, 6/1/09........  $      618
     200    Allete, Inc., 7.50%, 8/1/07,
              Callable 8/1/05 @ 100.00......         219
   1,000    American Electric Power Co.,
              Series A, 6.13%, 5/15/06......         986
     400    Appalachian Power Co., Series E,
              4.80%, 6/15/05................         402
   1,500    Calpine Corp., 8.63%, 8/15/10...         645
   1,000    CMS Energy Corp., 7.00%,
              1/15/05.......................         870
     400    Dominion Resources, Inc., 6.25%,
              6/30/12.......................         426
   1,000    Edison Mission Energy, 10.00%,
              8/15/08.......................         485
     500    El Paso Energy Partners, 10.63%,
              12/1/12 (b)...................         514
     500    Florida Power Corp., 8.00%,
              12/1/22, Callable 12/1/02 @
              103.75........................         522
     750    Mid American Energy Holdings,
              7.23%, 9/15/05................         808
     500    Mirant Americas LLC, 8.30%,
              5/1/11........................         240
     400    National Rural Utilities, 7.25%,
              3/1/12........................         460
     500    Nevada Power Co., 10.88%,
              10/15/09 (b)..................         508
   4,600    Pennsylvania Electric Co.,
              Series C, 6.63%, 4/1/19.......       4,320
   3,091    Ras Laffan Gas, 7.63%, 9/15/06
              (b)...........................       3,264
     250    Scottish Power Plc, Series MTNF,
              7.24%, 8/16/23................         278
   1,000    Teco Energy, Inc., 10.50%,
              12/1/07 (b)...................         981
     500    Texas Utilities Corp., Series J,
              6.38%, 6/15/06................         458
     250    Texas Utilities Corp., 7.88%,
              3/1/23, Callable 3/1/03 @
              103.84........................         259
                                              ----------
                                                  17,263
                                              ----------

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       85

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
YANKEE & EURODOLLAR (1.6%):
 $ 7,125    Bank of Scotland, 7.00%,
              11/29/49......................  $    7,830
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04......................       3,171
   5,000    Scotland International Finance,
              8.80%, 1/27/04 (b)............       5,342
   5,055    Societe Generale Estate L.L.C.,
              7.64%, 12/29/49...............       5,566
                                              ----------
                                                  21,909
                                              ----------
  Total Corporate Bonds                          421,080
                                              ----------
PREFERRED STOCKS (0.0%):
Telecommunications (0.0%):
      10    Broadwing Communications,
              12.50%........................          91
       3    McleodUSA, Inc., 2.50%..........          14
                                              ----------
  Total Preferred Stocks                             105
                                              ----------
U.S. GOVERNMENT AGENCY MORTGAGES (36.2%):
Fannie Mae (10.2%):
      93    7.00%, 4/1/03, Pool #303865.....          93
     100    6.90%, 12/25/03, Series 93-70,
              Class D.......................         102
     948    7.50%, 6/25/07, Series 92-78,
              Class H.......................       1,015
   1,832    7.00%, 9/25/07, Series 92-179,
              Class H.......................       1,929
     162    7.50%, 9/25/07, Series 92-135,
              Class LC......................         162
     490    6.50%, 5/25/08, Series 93-55,
              Class K.......................         538
     991    6.50%, 6/25/08, Series 93-86,
              Class H.......................       1,055
     402    3.65%, 9/25/08, Series 93-175,
              Class FE......................         404
   3,000    6.50%, 9/25/08, Series 93-175,
              Class PG......................       3,252
   1,680    6.50%, 9/25/08, Series 95-19,
              Class K.......................       1,787
     615    6.00%, 12/25/08, Series 93-231,
              Class M.......................         654
     513    6.50%, 3/25/09, Series 94-32,
              Class Z.......................         551
     371    8.00%, 11/25/10, Series 93-17,
              Class C.......................         408
   4,430    8.50%, 11/1/11, Pool #313650....       4,868
   2,500    6.00%, 4/18/12, Series 97-31,
              Class EB......................       2,751
     300    6.50%, 3/25/13, Series 93-140,
              Class H.......................         318

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,477    6.50%, 5/1/13, Pool #251700.....  $    3,685
   3,128    6.50%, 12/25/13, Series 93-225,
              Class WE......................       3,289
   7,342    6.00%, 1/1/14, Pool #440777.....       7,718
   1,500    6.50%, 1/25/14, Series 94-1,
              Class L.......................       1,687
   5,600    6.50%, 6/25/14, Series 98-59,
              Class VB......................       5,798
   2,000    5.00%, 11/25/15, Series 02-74,
              Class PD......................       2,036
     233    12.50%, 1/1/16, Pool #303306....         275
   2,000    6.00%, 3/25/16, Series 01-5,
              Class OW......................       2,160
   1,500    5.50%, 5/25/16, Series 02-61,
              Class PE......................       1,573
      18    9.00%, 3/1/17, Pool #177563.....          19
   3,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       3,207
       3    7.50%, 6/1/17, Pool #294569.....           3
     122    9.30%, 5/25/18, Series 88-13,
              Class C.......................         138
      19    9.00%, 1/1/19, Pool #70318......          21
   2,038    9.35%, 10/25/19, Series 89-72,
              Class E.......................       2,294
      68    11.50%, 12/25/19, Series 89-98,
              Class H.......................          81
     116    8.80%, 1/25/20, Series 90-1,
              Class D.......................         130
       7    6.00%, 2/25/20, Series 94-36,
              Class G.......................           7
   1,298    7.00%, 2/25/20, Series 92-182,
              Class PZ......................       1,328
     100    8.75%, 9/25/20, Series 90-110,
              Class H.......................         112
       2    6.00%, 10/25/20, Series 94-40,
              Class H.......................           2
      78    8.95%, 10/25/20, Series 90-117,
              Class E.......................          87
   2,800    7.00%, 3/25/21, Series 01-4,
              Class PC......................       3,061
     280    8.50%, 9/25/21, Series G-29,
              Class O.......................         312
     838    8.00%, 10/25/21, Series 91-141,
              Class PZ......................         919
   2,810    7.00%, 1/25/22, Series G92-15,
              Class Z.......................       3,004
     554    7.75%, 3/25/22, Series 92-31,
              Class M.......................         599

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       86
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,354    6.00%, 5/25/22, Series 93-204,
              Class A.......................  $    2,408
     203    7.00%, 6/25/22, Series G92-30,
              Class Z.......................         220
     898    7.50%, 6/25/22, Series 92-101,
              Class J.......................         960
     568    9.00%, 6/25/22, Series 92-79,
              Class Z.......................         634
   1,091    6.00%, 8/25/22, Series 94-23,
              Class PE......................       1,154
     636    0.00%, 10/25/22, Series G92-62,
              Class B, PO...................         585
   4,277    7.50%, 10/25/22, Series 92-188,
              Class PZ......................       4,672
   1,676    7.50%, 10/25/22, Series 95-4,
              Class Z.......................       1,816
     218    7.50%, 3/25/23, Series 93-23,
              Class PZ......................         242
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ......................       1,796
     615    7.00%, 5/25/23, Series 93-56,
              Class PZ......................         662
     375    7.00%, 5/25/23, Series 93-60,
              Class Z.......................         403
   2,000    0.00%, 6/25/23, Series 93-257,
              Class C, PO...................       1,710
   2,298    7.00%, 6/25/23, Series 93-79,
              Class PL......................       2,475
     655    6.50%, 7/25/23, Series 96-59,
              Class K.......................         718
   3,224    6.00%, 8/25/23, Series 94-23,
              Class PX......................       3,397
   2,000    6.50%, 8/25/23, Series 94-28,
              Class K.......................       2,147
   2,877    7.00%, 8/25/23, Series 93-141,
              Class Z.......................       3,198
   1,214    7.00%, 8/25/23, Series 93-149,
              Class M.......................       1,315
     141    0.00%, 9/25/23, Series 93-205,
              Class H, PO...................         127
   1,308    6.50%, 9/25/23, Series 93-160,
              Class ZA......................       1,430
   3,103    6.50%, 11/25/23, Series 95-19,
              Class Z.......................       3,254
     718    7.10%, 12/25/23, Series 93-255,
              Class E.......................         755
   1,000    6.00%, 5/25/24, Series 99-1,
              Class PD......................       1,022
      41    9.00%, 4/1/25, Pool # 250228....          46

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,452    7.50%, 9/1/25, Pool #324179.....  $    1,552
     774    8.50%, 12/1/25, Pool #313692....         846
     333    0.00%, 6/25/26, Series 99-27,
              Class PG, PO..................         332
     119    7.50%, 10/1/26, Pool #365997....         127
      75    7.50%, 3/1/27, Pool #250854.....          80
   2,100    7.00%, 3/18/27, Series 97-11,
              Class E.......................       2,215
   2,550    6.00%, 3/25/27, Series 98-63,
              Class PG......................       2,677
     779    7.50%, 4/18/27, Series 97-27,
              Class J.......................         837
   5,702    6.50%, 9/18/27, Series 97-63,
              Class ZA......................       6,051
     118    7.00%, 3/1/28, Pool #251569.....         125
   3,168    6.50%, 4/1/28, Pool #420165.....       3,305
   1,824    5.50%, 12/1/28, Pool #455598....       1,870
   1,906    5.50%, 7/1/29, Pool #517656.....       1,955
   2,732    6.50%, 7/1/29, Pool #252570.....       2,847
   5,087    6.50%, 7/1/29, Pool #517679.....       5,302
   2,478    6.50%, 8/1/29, Pool #323866.....       2,582
   1,497    8.00%, 9/18/29, Series 99-47,
              Class JZ......................       1,665
   1,854    7.50%, 2/20/30, Series 00-8,
              Class Z.......................       1,991
                                              ----------
                                                 136,937
                                              ----------
Freddie Mac (18.7%):
       8    7.25%, 1/1/05, Pool #184093.....           9
     100    6.75%, 12/15/05, Series 1507,
              Class JC......................         104
     542    7.00%, 9/15/07, Series 1457,
              Class PJ......................         563
      19    8.50%, 1/1/08, Gold Pool
              #G10164.......................          20
     227    8.00%, 2/1/08, Gold Pool
              #E47060.......................         239
      38    8.75%, 4/1/08, Pool #160043.....          41
   2,038    6.75%, 4/15/08, Series 1506,
              Class PH......................       2,148
     399    0.00%, 5/15/08, Series 1989,
              Class L, PO...................         396
   3,540    6.50%, 6/15/08, Series 1538,
              Class J.......................       3,917
      48    8.00%, 8/1/08, Pool #180531.....          51
     560    6.50%, 8/15/08, Series 1561,
              Class J.......................         618
      28    8.25%, 9/1/08, Pool #186743.....          30

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       87

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,823    6.50%, 9/15/08, Series 1587,
              Class H.......................  $    1,920
   3,833    6.50%, 12/15/08, Series 1796,
              Class B.......................       4,099
   1,217    6.00%, 1/15/09, Series 1667,
              Class B.......................       1,312
   4,801    6.00%, 3/15/09, Series 1693,
              Class Z.......................       5,007
   2,290    6.50%, 3/15/09, Series 1701,
              Class C.......................       2,331
   1,073    7.00%, 6/1/09, Gold Pool
              #E00313.......................       1,144
      47    10.25%, 6/1/09, Pool #160081....          53
      61    8.00%, 8/1/09, Pool #256159.....          63
     274    8.00%, 2/1/10, Pool #180084.....         295
     656    9.00%, 2/1/10, Gold Pool
              #E82421.......................         695
       4    14.75%, 3/1/10, Pool #170027....           5
     674    8.50%, 6/1/10, Gold Pool
              #G10505.......................         728
   1,529    7.50%, 9/1/10, Gold Pool
              #E62448.......................       1,630
       3    14.50%, 12/1/10, Pool #170040...           3
       4    13.50%, 1/1/11, Pool #170042....           4
       1    14.50%, 3/1/11, Pool #170046....           1
       8    15.00%, 3/1/11, Pool #170045....          10
   1,656    7.00%, 5/1/11, Gold Pool
              #E00434.......................       1,766
   1,372    7.50%, 5/1/11, Gold Pool
              #E00438.......................       1,464
   1,898    7.00%, 6/1/11, Gold Pool
              #E64220.......................       2,024
       8    14.50%, 12/1/11, Pool #181072...           9
     349    9.25%, 5/1/12, Pool #251452.....         377
       0    13.50%, 10/1/12, Pool #183150...           0
   1,000    7.00%, 2/15/13, Series 1942,
              Class VD......................       1,035
   5,000    6.50%, 5/15/13, Series 2055,
              Class OE......................       5,457
     115    6.50%, 8/15/13, Series 1556,
              Class H.......................         127
   1,267    7.00%, 10/15/13, Series 1595,
              Class D.......................       1,350

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    19    12.50%, 1/1/14, Pool #304168....  $       21
       2    13.00%, 6/1/14, Pool #170096....           2
  15,744    6.50%, 7/1/14, Gold Pool
              #E00721.......................      16,677
   2,600    6.00%, 7/15/15, Series 2353,
              Class TC......................       2,739
      58    12.00%, 8/1/15, Pool #170269....          68
     600    6.00%, 8/15/15, Series 2226,
              Class PB......................         612
  15,450    6.50%, 12/15/15, Series 2054,
              Class VB......................      16,102
   3,000    6.50%, 8/15/16, Series 2345,
              Class PQ......................       3,250
      22    7.50%, 11/1/16, Pool #280421....          24
   4,000    6.00%, 12/15/16, Series 2394,
              Class MC......................       4,261
      15    7.50%, 2/1/17, Pool #285128.....          16
   2,000    6.00%, 2/15/17, Series 2108,
              Class VB......................       2,092
       2    7.50%, 3/1/17, Pool #290818.....           2
      67    12.00%, 7/1/19, Pool #555238....          78
     363    9.50%, 7/15/19, Series 11, Class
              D.............................         380
     706    7.50%, 10/1/19, Gold Pool
              #G00016.......................         758
      21    6.00%, 12/15/19, Series 1666,
              Class E.......................          21
     164    9.50%, 5/15/20, Series 38, Class
              D.............................         170
     174    9.20%, 10/15/20, Series 84,
              Class F.......................         182
     100    8.13%, 11/15/20, Series 81,
              Class A.......................         102
     121    9.10%, 1/15/21, Series 109,
              Class I.......................         122
   5,000    7.00%, 1/17/21, Series 2190,
              Class PU......................       5,213
   1,700    6.00%, 4/15/21, Series 2091,
              Class PD......................       1,743
     205    6.50%, 12/15/21, Series 1552,
              Class GB......................         208
      38    6.25%, 3/15/22, Series 1671,
              Class F.......................          38

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       88
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,000    7.50%, 3/15/22, Series 1459,
              Class L.......................  $    2,049
   1,121    7.00%, 6/15/22, Series 1418,
              Class Z.......................       1,144
   2,328    8.00%, 6/15/22, Series 1316,
              Class Z.......................       2,486
     627    7.50%, 8/15/22, Series 1343,
              Class LB......................         663
     229    7.50%, 8/15/22, Series 1721,
              Class G.......................         233
      44    8.50%, 9/15/22, Series 198,
              Class Z.......................          46
     255    7.00%, 10/15/22, Series 1547,
              Class PK......................         266
     211    14.69%, 10/15/22, Series 1673,
              Class S, IF*..................         214
     733    6.50%, 11/15/22, Series 1552,
              Class HB......................         763
   1,700    6.75%, 11/15/22, Series 1552,
              Class H.......................       1,774
   2,729    6.50%, 2/15/23, Series 1614,
              Class P.......................       2,786
   2,546    8.00%, 2/15/23, Series 201,
              Class Z.......................       2,712
     802    6.00%, 5/15/23, Series 1630,
              Class PJ......................         857
  13,318    6.00%, 6/15/23, Series 1637,
              Class G.......................      14,144
     760    7.00%, 7/15/23, Series 1542,
              Class Z.......................         771
   1,000    7.00%, 7/15/23, Series 1543,
              Class VN......................       1,109
     353    10.00%, 8/15/23, Series 1611,
              Class JC, IF..................         417
     380    6.50%, 9/15/23, Series 1633,
              Class B.......................         383
     875    6.50%, 9/15/23, Series 1577,
              Class PV......................         934
   1,500    7.00%, 9/25/23, Series 29, Class
              J.............................       1,616
      10    17.09%, 10/15/23, Series 1590,
              Class NA, IF*.................          10
     680    6.50%, 11/15/23, Series 1617,
              Class D.......................         687
   4,332    6.25%, 11/25/23, Series 24,
              Class J.......................       4,640
     489    6.50%, 11/25/23, Series 23,
              Class KZ......................         523
   2,948    6.50%, 12/15/23, Series 1628,
              Class LZ......................       3,146

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 4,042    6.50%, 1/1/24, Gold Pool
              #C80091.......................  $    4,245
   1,552    10.00%, 2/15/24, Series 1671,
              Class QC, IF*.................       1,656
   1,115    8.00%, 4/25/24, Series 31, Class
              Z.............................       1,240
     211    7.50%, 6/1/24, Gold Pool
              #C80161.......................         227
   3,662    7.00%, 9/1/24, Gold Pool
              #G00271.......................       3,879
     874    7.50%, 10/1/24, Gold Pool
              #C80245.......................         938
   2,312    7.00%, 11/1/24, Gold Pool
              #G00278.......................       2,449
     750    6.00%, 4/15/25, Series 2151,
              Class JM......................         779
   1,479    6.00%, 10/15/25, Series 2093,
              Class G.......................       1,529
   3,000    6.50%, 9/15/26, Series 2067,
              Class PD......................       3,116
   3,600    6.25%, 10/15/26, Series 2082,
              Class PG......................       3,726
   2,400    6.25%, 12/15/26, Series 2075,
              Class QG......................       2,483
      70    7.50%, 2/1/27, Gold Pool
              #C00496.......................          75
      41    7.50%, 2/1/27, Gold Pool
              #D78499.......................          44
  10,000    6.50%, 7/15/27, Series 2137,
              Class TG......................      10,436
   1,190    7.00%, 8/1/27, Gold Pool
              #D81734.......................       1,255
   1,965    8.00%, 8/1/27, Gold Pool
              #G00747.......................       2,118
     710    6.50%, 10/15/27, Series 2154,
              Class PK......................         741
   3,000    6.00%, 11/15/27, Series 2132,
              Class PD......................       3,159
   8,000    6.00%, 12/15/27, Series 2123,
              Class PE......................       8,424
   4,900    6.25%, 1/15/28, Series 2122,
              Class QR......................       5,153
   7,000    6.50%, 1/15/28, Series 2137,
              Class TM......................       7,307
   1,780    6.50%, 1/15/28, Series 2036,
              Class PG......................       1,903
     823    6.50%, 1/15/28, Series 2022,
              Class PE......................         880
      96    7.00%, 2/1/28, Gold Pool
              #D86005.......................         101

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       89

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,000    6.00%, 4/15/28, Series 2161,
              Class PG......................  $    2,096
   2,000    7.00%, 10/15/28, Series 2089,
              Class PJ, IO..................         350
  10,000    6.00%, 11/15/28, Series 2091,
              Class PG......................      10,338
   3,853    6.00%, 2/1/29, Gold Pool
              #C21930.......................       3,998
   2,593    6.50%, 6/1/29, Gold Pool
              #C00785.......................       2,704
   1,676    7.00%, 8/1/29, Gold Pool
              #C30263.......................       1,764
     111    7.50%, 11/1/29, Gold Pool
              #C32536.......................         119
   2,000    8.00%, 11/15/29, Series 2201,
              Class C.......................       2,180
      28    8.00%, 3/1/30, Gold Pool
              #C37157.......................          30
      31    7.50%, 10/1/30, Gold Pool
              #C44034.......................          33
   2,117    7.50%, 10/15/30, Series 2261,
              Class ZY......................       2,271
     104    7.50%, 11/1/30, Gold Pool
              #C44373.......................         110
     442    6.00%, 4/15/31, Series 2310,
              Class Z.......................         441
   8,000    6.50%, 6/15/31, Series 2330,
              Class PE......................       8,646
   5,608    6.50%, 8/15/31, Series 2454,
              Class BG......................       5,996
     300    6.25%, 2/15/32, Series 2410,
              Class QB......................         317
   2,000    6.50%, 6/15/32, Series 2466,
              Class DH......................       2,125
                                              ----------
                                                 251,680
                                              ----------
Government National Mortgage Assoc. (4.9%):
      10    8.00%, 5/15/04, Pool #2597......          10
      92    7.50%, 6/15/07, Pool #17109.....          98
      28    8.00%, 10/15/07, Pool #19860....          30
       8    8.00%, 10/15/07, Pool #20471....           8

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    18    8.00%, 11/15/07, Pool #21064....  $       20
      13    8.00%, 1/15/08, Pool #21259.....          14
      35    8.00%, 5/15/08, Pool #23139.....          38
       5    13.00%, 1/15/15, Pool #121789...           6
      36    9.00%, 4/15/16, Pool #159851....          40
      20    9.00%, 9/15/16, Pool #164740....          22
      32    9.00%, 9/15/16, Pool #179836....          36
      15    9.00%, 10/15/16, Pool #170831...          16
       9    9.00%, 11/15/16, Pool #193234...          10
      14    9.00%, 12/15/16, Pool #151253...          15
      13    9.00%, 12/15/16, Pool #183237...          15
      13    9.00%, 12/15/16, Pool #190783...          15
     158    9.00%, 12/15/16, Pool #190923...         176
      14    9.00%, 1/15/17, Pool #180482....          16
       3    9.00%, 5/15/17, Pool #203439....           4
      14    9.00%, 7/15/18, Pool #216264....          16
     107    9.00%, 3/15/20, Pool #160559....         119
      25    10.00%, 11/15/20, Pool
              #299559.......................          28
     170    7.25%, 7/15/21, Pool #310456....         182
      35    9.00%, 7/15/21, Pool #313183....          39
     347    7.25%, 9/15/21, Pool #313389....         372
     196    7.25%, 10/15/21, Pool #309750...         210
       7    9.00%, 11/15/21, Pool #218409...           8
     206    7.25%, 1/15/22, Pool #314497....         221
     185    9.00%, 1/15/22, Pool #316247....         206
   7,700    6.50%, 7/20/22, Series 02-40,
              Class VD......................       8,109
     627    7.50%, 10/15/22, Pool #297656...         674

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       90
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    93    7.00%, 1/15/23, Pool #339885....  $       99
     231    7.00%, 2/15/24, Pool #376855....         246
     479    7.00%, 4/15/24, Pool #359713....         511
      48    7.00%, 4/15/24, Pool #380930....          51
      31    7.00%, 4/15/24, Pool #389850....          33
     568    9.00%, 11/15/24, Pool #780029...         632
     236    9.00%, 1/15/25, Pool #369632....         262
     164    7.50%, 8/20/25, Pool #2056......         176
     103    8.50%, 11/15/25, Pool #405529...         113
   1,379    7.50%, 7/15/26, Pool #430999....       1,477
     109    8.00%, 8/20/26, Pool #2270......         118
     100    8.00%, 9/20/26, Pool #2285......         108
     746    6.38%, 11/20/26, Series 98-14,
              Class PG......................         783
     314    7.00%, 12/15/26, Pool #780481...         334
      81    7.50%, 2/15/27, Pool #442422....          87
      82    7.75%, 2/15/27, Pool #438633....          89
      99    8.00%, 2/20/27, Pool #2379......         107
      71    8.00%, 3/20/27, Pool #2397......          77
   1,500    7.50%, 5/16/27, Series 97-8,
              Class PN......................       1,623
   2,305    9.00%, 5/16/27, Series 97-7,
              Class ZA......................       2,557
     657    8.00%, 6/20/27, Pool #2445......         710
   1,649    7.50%, 7/20/27, Pool #2457......       1,761
     133    7.00%, 11/15/27, Pool #460982...         141
     183    7.25%, 1/15/28, Pool #427295....         195
     439    8.00%, 1/20/28, Pool #2538......         474
   4,765    6.50%, 2/15/28, Pool #460759....       5,010
     236    7.00%, 2/15/28, Pool #408006....         250
     386    7.00%, 4/15/28, Pool #360750....         410
      76    8.00%, 4/20/28, Pool #2581......          81
      69    8.00%, 6/20/28, Pool #2606......          74
     239    8.00%, 7/20/28, Pool #2619......         258

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   355    8.00%, 8/20/28, Pool #2633......  $      382
   6,190    6.00%, 11/15/28, Pool #486678...       6,474
     334    6.50%, 2/20/29, Pool #2714......         349
   2,915    6.50%, 6/15/29, Pool #472969....       3,065
     264    7.50%, 9/15/29, Pool #511482....         282
   3,898    6.50%, 10/15/29, Pool #781118...       4,098
     485    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*.................         547
   6,351    8.00%, 12/20/29, Series 99-44,
              Class ZG......................       6,846
   3,355    8.00%, 1/16/30, Series 00-1,
              Class PK......................       3,672
   4,337    8.00%, 6/20/30, Series 00-9,
              Class Z.......................       4,705
   2,975    7.75%, 9/20/30, Series 00-26,
              Class Z.......................       3,187
   2,762    7.00%, 1/20/32, Series 02-4,
              Class TD......................       2,985
                                              ----------
                                                  66,212
                                              ----------
Resolution Funding Corporation STRIPS (2.4%):
  65,000    10/15/19........................      26,153
   5,000    10/15/19........................       1,997
  10,000    4/15/19.........................       4,129
                                              ----------
                                                  32,279
                                              ----------
  Total U.S. Government Agency Mortgages         487,108
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.6%):
Fannie Mae (0.2%):
     455    6.25%, 2/1/11...................         510
   2,000    8.20%, 3/10/16..................       2,709
                                              ----------
                                                   3,219
                                              ----------
Federal Home Loan Bank (0.1%):
   1,500    5.09%, 10/7/08, Series LZ08.....       1,631
                                              ----------

Continued

ONE GROUP INCOME BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       91

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies (0.3%):
 $ 1,644    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20........................  $    1,655
   1,750    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22.......................       1,763
                                              ----------
                                                   3,418
                                              ----------
  Total U.S. Government Agency Securities          8,268
                                              ----------
U.S. TREASURY OBLIGATIONS (19.1%):
U.S. Treasury Bonds (18.5%):
  37,130    10.75%, 8/15/05.................      45,526
  41,595    12.75%, 11/15/10................      53,846
   6,385    10.38%, 11/15/12................       8,536
   1,500    7.50%, 11/15/16.................       1,962
  10,925    8.88%, 8/15/17..................      15,971
  15,125    9.13%, 5/15/18..................      22,663
  14,000    9.00%, 11/15/18.................      20,848
   5,000    8.13%, 8/15/19..................       6,966
   6,000    8.75%, 5/15/20..................       8,850
  12,685    8.13%, 5/15/21..................      17,833
  12,300    8.13%, 8/15/21..................      17,313
   7,125    8.00%, 11/15/21.................       9,930
  13,600    7.13%, 2/15/23..................      17,517
   2,000    6.25%, 5/15/30..................       2,394
                                              ----------
                                                 250,155
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (0.5%):
 $ 2,974    3.38%, 1/15/07..................  $    3,222
   2,000    3.88%, 1/15/09..................       2,465
   1,000    3.63%, 4/15/28..................       1,312
                                              ----------
                                                   6,999
                                              ----------
U.S. Treasury STRIPS (0.1%):
     308    5/15/13.........................         196
   1,040    5/15/18.........................         480
                                              ----------
                                                     676
                                              ----------
  Total U.S. Treasury Obligations                257,830
                                              ----------
WARRANTS (0.0%):
Telecommunications (0.0%):
       8    Mcleod USA, Inc. ...............           3
                                              ----------
  Total Warrants                                       3
                                              ----------
INVESTMENT COMPANIES (3.4%):
  46,244    One Group Prime Money Market
              Fund, Class I.................      46,244
                                              ----------
  Total Investment Companies                      46,244
                                              ----------
Total (Cost $1,292,042) (a)                   $1,342,337
                                              ==========

------------
Percentages indicated are based on net assets of $1,348,735.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 95,754
                   Unrealized depreciation......................   (45,459)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 50,295
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

Amounts shown as 0 rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See Notes to financial statements.

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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
ASSET BACKED SECURITIES (0.2%):
 $ 2,067    Merrill Lynch, Inc., Series 144-S,
              7.43%, 7/25/24..................  $  2,081
                                                --------
  Total Asset Backed Securities                    2,081
                                                --------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.3%):
   1,000    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%, 9/25/29..     1,029
   1,000    Chase Mortgage Finance Corp.,
              Series 93-L, Class 2A10, 6.50%,
              10/25/24........................     1,015
   3,546    Chase Mortgage Finance Corp.,
              Series 94-D, Class A8Z, 6.75%,
              2/25/25.........................     3,609
   1,918    Chase Mortgage Finance Corp.,
              Series 00-S5, Class A3, 7.75%,
              6/25/30.........................     1,941
   1,600    Chase Mortgage Finance Corp.,
              Series 00-S8, Class A6, 7.75%,
              11/25/30........................     1,620
      28    Citicorp Mortgage Securities,
              Inc., Series 94-6, Class A3,
              5.75%, 3/25/09..................        29
     852    Citicorp Mortgage Securities,
              Inc., Series 95-2, Class A7,
              7.50%, 4/25/25..................       871
      42    Citicorp Mortgage Securities,
              Inc., Series 98-1, Class A2,
              6.75%, 2/25/28..................        42
     897    Citicorp Mortgage Securities,
              Inc., Series 01-5, Class APO,
              0.00%, 4/25/31, PO..............       813
     505    CMC Securities Corp., III, Series
              94-D, Class A1, 6.00%,
              3/25/24.........................       511
   2,500    Countrywide Alternative Loan
              Trust, Series 01-6, Class 2A4,
              7.00%, 7/25/31..................     2,606
   2,000    Countrywide Alternative Loan
              Trust, Series 01-7, Class A14,
              7.00%, 8/25/31..................     2,086
   5,000    Countrywide Alternative Loan
              Trust, Series 02-2, Class A12,
              6.75%, 4/25/32..................     5,294
   2,000    Countrywide Alternative Loan
              Trust, Series 02-8, Class A4,
              6.50%, 7/25/32..................     2,108
     968    Countrywide Funding Corp., Series
              93-11, Class A14, 10.24%,
              2/25/09, IF*....................     1,001
   2,242    Countrywide Funding Corp., Series
              94-4, Class A12, 6.95%,
              4/25/24.........................     2,285

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   959    DLJ Mortgage Acceptance Corp.,
              Series 98-A, Class A2, 7.80%,
              5/28/28, IF* (b)................  $  1,006
      43    GE Capital Mortgage Services,
              Inc., Series 93-17, Class A14,
              6.50%, 12/25/23.................        44
   1,446    GE Capital Mortgage Services,
              Inc., Series 98-25, Class A6,
              0.00%, 12/25/28, PO.............     1,349
     701    GE Capital Mortgage Services,
              Inc., Series 99-5, Class A25,
              0.00%, 5/25/29, PO..............       669
     676    GE Capital Mortgage Services,
              Inc., Series 99-13, Class A14,
              0.00%, 7/25/29, PO..............       639
   1,592    GMAC Mortgage Corp. Loan Trust,
              Series 02-J1, Class A9, 6.50%,
              3/25/32.........................     1,597
   3,000    Impac Secured Assets Common Owner
              Trust, Series 00-1, Class A8,
              8.15%, 4/25/30..................     3,115
   1,267    Kidder Peabody Mortgage Assets
              Trust, Series B, Class A1,
              0.00%, 4/22/18, PO..............     1,106
     426    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D,
              9.95%, 2/1/19...................       431
      28    Merrill Lynch Trust, Series 7,
              Class B, 0.00%, 4/20/18, PO.....        28
   1,227    Merrill Lynch Trust, Series 47,
              Class Z, 8.99%, 10/20/20........     1,347
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 13418.04%,
              4/20/21, HB, IF*................       141
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 13418.04%,
              7/20/21, HB, IF*................       163
      50    Morgan Stanley Mortgage Trust,
              Series 38, Class 4, 0.00%,
              11/20/21, PO....................        43
      18    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO....................        17
   4,000    Norwest Integrated Structured
              Assets, Inc., Series 00-1, Class
              1A4, 7.50%, 3/25/30.............     4,181

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       93

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
 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,691    PNC Mortgage Securities Corp.,
              Series 93-12, Class S3, 10.00%,
              1/25/23, IF*....................  $  1,805
   2,724    Prudential Home Mortgage
              Securities, Series 93-45, Class
              A3, 6.75%, 11/25/08.............     2,757
     367    Prudential Home Mortgage
              Securities, Series 93-50, Class
              A11, 8.75%, 11/25/23, IF*.......       376
   1,000    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A25, 3.96%, 1/25/24.............     1,007
   1,895    Prudential Home Mortgage
              Securities, Series 93-54, Class
              A28, 11.79%, 1/25/24, IF*.......     2,081
   2,006    Prudential Home Mortgage
              Securities, Series 93-63, Class
              A11, 12.03%, 1/25/24, IF*.......     2,098
   8,000    Prudential Home Mortgage
              Securities, Series 94-6, Class
              A9, 6.50%, 2/25/24..............     8,242
   2,361    Prudential Home Mortgage
              Securities, Series 94-3, Class
              A20, 11.68%, 2/25/24, IF*.......     2,453
   2,447    Residential Accredit Loans, Inc.,
              Series 02-QS16, Class A3,
              13.65%, 10/25/17, IF*...........     2,828
   1,078    Residential Accredit Loans, Inc.,
              Series 97-QS9, Class A8, 7.25%,
              9/25/27.........................     1,102
   2,268    Residential Accredit Loans, Inc.,
              Series 00-QS14, Class NB4,
              7.75%, 12/25/30.................     2,323
   2,000    Residential Accredit Loans, Inc.,
              Series 00-QS14, Class A4, 7.75%,
              12/25/30........................     2,068
   3,479    Residential Accredit Loans, Inc.,
              Series 01-QS14, Class A4A,
              6.13%, 10/25/31, IF,IO*.........       217
     285    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S4, Class A5, 7.00%,
              3/25/12.........................       290
     764    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A12, 8.75%,
              12/25/23........................       783
   2,110    Residential Funding Mortgage
              Securities I, Inc., Series
              93-S47, Class A16, 20.40%,
              12/25/23, IF*...................     2,237
     797    Residential Funding Mortgage
              Securities I, Inc., Series
              97-S17, Class A5, 7.00%,
              11/25/27........................       803

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $    37    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S12, Class A6, 6.75%,
              5/25/28.........................  $     37
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S20, Class A4, 20.34%,
              9/25/28, IF*....................     1,017
     800    Residential Funding Mortgage
              Securities I, Inc., Series
              98-S26, Class A4, 12.90%,
              11/25/28, IF*...................       820
   1,000    Residential Funding Mortgage
              Securities I, Inc., Series
              99-S3, Class A4, 20.57%,
              1/25/29, IF*....................     1,054
   1,893    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S10, Class A8, 7.75%,
              8/25/30.........................     1,909
   1,542    Residential Funding Mortgage
              Securities I, Inc., Series
              01-S13, Class A6, 7.75%,
              10/25/30........................     1,576
   7,047    Residential Funding Mortgage
              Securities I, Inc., Series
              02-S4, Class A15, 6.25%,
              2/25/32.........................     7,070
     456    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30.........................       483
   4,000    Structured Asset Securities Corp.,
              Series 01-1, Class 1A8, 6.85%,
              2/25/31.........................     4,124
   2,429    Vendee Mortgage Trust, Series
              94-2, Class 3ZA, 6.50%,
              2/15/20.........................     2,566
   2,851    Vendee Mortgage Trust, Series
              96-1, Class 1Z, 6.75%,
              2/15/26.........................     3,086
   1,704    Vendee Mortgage Trust, Series
              96-2, Class 1Z, 6.75%,
              6/15/26.........................     1,927
   3,093    Vendee Mortgage Trust, Series
              97-1, Class 2Z, 7.50%,
              2/15/27.........................     3,497
   5,000    Washington Mutual Mortgage
              Securities Corp., Series 01-4,
              Class 1A4, 6.63%, 6/25/31.......     5,230
   2,088    Wells Fargo Mortgage Backed
              Securities Trust, Series 02-7,
              Class 1A9, 6.50%, 4/25/32.......     2,093
                                                --------
  Total Collateralized Mortgage Obligations      112,695
                                                --------
U.S. GOVERNMENT AGENCY MORTGAGES (76.5%):
Fannie Mae (28.3%):
       0    12.00%, 1/1/04, Pool #70659.......         0
      22    10.00%, 5/25/04, Series 89-26,
              Class D.........................        23
       1    758.75%, 1/25/06, Series 91-4,
              Class N, HB.....................         5

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       94
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $     1    778.65%, 1/25/06, Series 91-4,
              Class H, HB.....................  $      6
       1    908.75%, 3/25/06, Series 91-20,
              Class M, HB.....................         9
       0    1008.30%, 4/25/06, Series 91-33,
              Class J, HB.....................         4
       1    1088.00%, 6/25/06, Series 91-71,
              Class E, HB.....................         8
       1    1182.80%, 9/25/06, Series 91-133,
              Class L, HB.....................         7
     500    7.00%, 9/25/07, Series 92-170,
              Class K.........................       551
     456    7.50%, 9/25/07, Series 92-135,
              Class LC........................       457
     511    8.50%, 12/1/07, Pool #420646......       545
   2,141    7.00%, 1/25/08, Series 93-8, Class
              H...............................     2,285
   1,620    6.50%, 4/1/08, Pool #629154.......     1,708
     214    3.51%, 5/25/08, Series 93-63,
              Class FD*.......................       217
     296    3.61%, 5/25/08, Series 93-72,
              Class F*........................       298
     672    6.00%, 6/1/08, Pool #251827.......       711
     449    6.25%, 6/25/08, Series 93-78,
              Class KB........................       455
   1,175    7.00%, 7/25/08, Series 93-131,
              Class Z.........................     1,255
     767    9.06%, 7/25/08, Series 93-238,
              Class SB, IF*...................       800
      66    5.66%, 8/25/08, Series 93-209,
              Class KB........................        66
   1,595    0.00%, 9/25/08, Series 96-20,
              Class L, PO.....................     1,504
      58    3.51%, 9/25/08, Series 93-164,
              Class FE*.......................        57
     538    3.65%, 9/25/08, Series 93-175,
              Class FE........................       541
     430    12.66%, 9/25/08, Series 93-164,
              Class SA, IF*...................       506
     435    13.26%, 9/25/08, Series 93-175,
              Class SA, IF*...................       505
   1,461    0.00%, 10/25/08, Series 96-24,
              Class B, PO.....................     1,376
     208    3.61%, 10/25/08, Series 93-196,
              Class FA*.......................       209
     636    7.85%, 10/25/08, Series 93-192,
              Class SC, IF*...................       681
     208    9.25%, 10/25/08, Series 93-196,
              Class SB, IF*...................       227

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,705    10.88%, 10/25/08, Series 93-94,
              Class S, IF*....................  $  3,011
     458    15.88%, 10/25/08, Series 93-196,
              Class SA, IF*...................       536
   1,718    11.49%, 12/25/08, Series 93-234,
              Class SC, IF*...................     1,939
   3,304    14.51%, 2/25/09, Series 94-13,
              Class SK, IF*...................     3,626
     336    6.50%, 3/25/09, Series 95-13,
              Class B.........................       346
     452    18.34%, 3/25/09, Series 94-34,
              Class S, IF*....................       486
     954    6.50%, 4/1/09, Pool #190760.......     1,014
   1,283    6.50%, 4/1/09, Pool #190830.......     1,361
     165    9.00%, 2/1/10, Pool #303165.......       176
   1,000    7.00%, 4/25/10, Series 92-124,
              Class D.........................     1,018
   2,360    6.50%, 7/1/11, Pool #545431.......     2,506
   1,942    6.00%, 7/15/11, Series 2480, Class
              PV..............................     2,112
   4,434    6.50%, 12/25/11, Series 01-12,
              Class VC........................     4,661
   4,433    5.50%, 6/1/12, Pool #254368.......     4,667
   2,423    8.00%, 11/1/12, Pool #535710......     2,623
   1,200    6.50%, 12/25/12, Series 02-37,
              Class VA........................     1,260
     945    6.50%, 12/25/12, Series 02-9,
              Class VE........................     1,002
     555    10.25%, 7/15/13, Pool #100121.....       636
     769    6.50%, 9/1/13, Pool #251982.......       815
     410    6.37%, 11/25/13, Series 93-220,
              Class SE, IF*...................       423
     512    19.14%, 11/25/13, Series 93-220,
              Class SD, IF*...................       580
     445    21.44%, 12/25/13, Series 93-225,
              Class SG, IF*...................       585
   2,000    6.00%, 9/25/14, Series 01-71,
              Class QC........................     2,093
   1,133    8.00%, 11/1/15, Pool #535852......     1,226
   3,000    5.00%, 11/25/15, Series 02-74,
              Class PD........................     3,054
   3,845    6.00%, 11/25/15, Series 01-59,
              Class VB........................     4,041
   2,000    6.00%, 11/25/15, Series 01-49,
              Class DQ........................     2,145
   2,000    6.50%, 11/25/15, Series 01-52,
              Class XN........................     2,148
   1,000    6.00%, 12/25/15, Series 01-78,
              Class VB........................     1,061
     265    12.50%, 1/1/16, Pool #303306......       312

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       95

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    5.00%, 1/25/16, Series 02-74,
              vClass LD.......................  $  4,098
     614    9.00%, 2/1/16, Pool #573019.......       680
   2,000    6.00%, 3/25/16, Series 01-5, Class
              OW..............................     2,160
   1,500    6.00%, 4/15/16, Series 2458, Class
              OD..............................     1,591
     786    6.50%, 6/1/16, Pool #368930.......       832
   1,873    5.00%, 12/1/16, Pool #615017......     1,924
   4,000    6.00%, 12/25/16, Series 01-71,
              Class QE........................     4,255
   1,000    6.00%, 12/25/16, Series 01-74,
              Class MB........................     1,079
      59    7.00%, 4/1/17, Pool #44699........        63
   4,000    5.50%, 4/25/17, Series 02-18,
              Class PC........................     4,276
   3,772    7.00%, 5/1/17, Pool #641191.......     4,011
   2,704    7.00%, 6/1/17, Pool #650505.......     2,876
      66    9.50%, 7/1/17, Series 59, Class 2,
              IO..............................        15
   4,223    7.00%, 8/1/17, Pool #254454.......     4,490
     243    10.00%, 9/1/17, Series 23, Class
              2, IO...........................        64
   2,442    8.00%, 1/25/18, Series 92-7, Class
              Q...............................     2,793
     885    9.25%, 4/25/18, Series 88-7, Class
              Z...............................     1,002
     276    9.00%, 5/1/18, Pool #426836.......       307
      65    0.00%, 5/25/18, Series 88-11,
              Class D, PO.....................        60
     197    3.30%, 6/25/18, Series 92-206,
              Class FA*.......................       198
     659    9.85%, 11/1/18, Series 97-77,
              Class M.........................       760
     470    10.50%, 11/1/18, Pool #550942.....       541
      54    9.50%, 12/25/18, Series 88-29,
              Class B.........................        61
     295    4.44%, 3/1/19, Pool #116612*......       303
     251    11.00%, 4/1/19, Pool #550294......       292
     256    10.30%, 4/25/19, Series 89-19,
              Class A.........................       293
     138    10.45%, 4/25/19, Series 89-21,
              Class G.........................       160
     321    6.90%, 6/25/19, Series 89-27,
              Class Y.........................       343
     497    10.00%, 7/1/19, Pool #559204......       569
     328    8.00%, 10/25/19, Series 89-70,
              Class G.........................       359
      95    17.31%, 10/25/19, Series 93-156,
              Class SD, IF*...................        99

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   183    9.00%, 11/25/19, Series 89-89,
              Class H.........................  $    206
     162    9.40%, 11/25/19, Series 89-78,
              Class H.........................       183
     565    7.00%, 4/1/20, Pool #408002.......       599
     150    5.50%, 6/25/20, Series 90-60,
              Class K.........................       156
     146    11.00%, 8/20/20, Pool #100120.....       171
     154    5.50%, 8/25/20, Series 90-93,
              Class G.........................       164
     697    6.50%, 8/25/20, Series 90-102,
              Class J.........................       741
       3    1118.04%, 8/25/20, Series 90-95,
              Class J, HB.....................        67
      87    19.44%, 11/25/20, Series 90-134,
              Class SC, IF*...................       119
      79    6.50%, 12/25/20, Series 97-85,
              Class L, IO.....................         0
       7    652.15%, 12/25/20, Series 90-140,
              Class K, HB.....................        99
       1    908.50%, 2/25/21, Series 91-7,
              Class K, HB.....................        13
     109    4.59%, 4/25/21, Series G93-16,
              Class H.........................       109
       2    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB....................        38
     333    7.88%, 11/25/21, Series 92-215,
              Class PM........................       336
   1,873    7.00%, 1/25/22, Series G92-15,
              Class Z.........................     2,003
   2,000    6.50%, 2/25/22, Series 02-1, Class
              HC..............................     2,171
     611    7.00%, 2/25/22, Series G92-14,
              Class Z.........................       660
   1,051    7.50%, 2/25/22, Series 92-38,
              Class Z.........................     1,122
     373    7.70%, 2/25/22, Series G92-12,
              Class B.........................       408
   1,391    3.60%, 3/25/22, Series 92-33,
              Class F*........................     1,414
   3,000    7.00%, 4/25/22, Series 93-41,
              Class D.........................     3,057
       1    10233.72%, 5/25/22, Series G92-
              27, Class SQ, HB, IF*...........       230
   1,500    7.00%, 6/17/22, Series G94-13,
              Class J.........................     1,602
     599    7.50%, 6/25/22, Series 92-101,
              Class J.........................       640

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       96
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   447    7.00%, 7/25/22, Series G92-42,
              Class Z.........................  $    482
  14,962    8.00%, 7/25/22, Series G92-44,
              Class ZQ........................    16,425
     402    6.50%, 8/25/22, Series 96-59,
              Class J.........................       411
   2,072    7.50%, 9/25/22, Series G92-54,
              Class ZQ........................     2,255
     636    0.00%, 10/25/22, Series G92-62,
              Class B, PO.....................       585
   1,265    7.00%, 10/25/22, Series G92-61,
              Class Z.........................     1,368
   5,346    7.50%, 10/25/22, Series 92-188,
              Class PZ........................     5,840
   1,073    9.75%, 12/25/22, Series 93-225,
              Class VO, IF*...................     1,167
     411    0.00%, 2/25/23, Series 93-108,
              Class D, PO.....................       385
     564    0.00%, 3/25/23, Series 93-247,
              Class CB, PO....................       553
   1,295    0.00%, 3/25/23, Series 98-28,
              Class ED, PO....................     1,263
   1,000    7.50%, 3/25/23, Series 93-31,
              Class K.........................     1,092
   1,200    6.00%, 4/25/23, Series G93-17,
              Class SI, IF*...................     1,253
   3,000    13.64%, 4/25/23, Series 98-43,
              Class SA, IF, IO*...............     1,574
   1,024    14.21%, 4/25/23, Series 93-62,
              Class SA, IF*...................     1,178
     470    2.69%, 5/25/23, Series 93-97,
              Class FA*.......................       487
     352    6.50%, 5/25/23, Series 93-204,
              Class PE, IO....................        41
     256    11.58%, 5/25/23, Series 93-110,
              Class S, IF*....................       262
   3,517    0.00%, 6/25/23, Series 93-257,
              Class C, PO.....................     3,008
     726    3.88%, 6/25/23, Series 94-82,
              Class SA, IF, IO*...............         5
   2,142    7.00%, 6/25/23, Series 93-102,
              Class M, IO.....................       154
     318    2.39%, 8/25/23, Series 93-162,
              Class F*........................       331
   3,000    6.67%, 8/25/23, Series 96-14,
              Class SE, IF, IO*...............       844
     595    0.00%, 9/25/23, Series 93-228,
              Class G, PO.....................       546
   2,428    7.00%, 9/25/23, Series 93-167,
              Class GA........................     2,586

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   338    9.11%, 9/25/23, Series 93-165,
              Class SD, IF*...................  $    355
     329    2.19%, 10/25/23, Series 98-64,
              Class FC*.......................       330
   1,000    3.40%, 10/25/23, Series 93-189,
              Class FB*.......................     1,013
     639    7.00%, 10/25/23, Series 93-199,
              Class Z.........................       642
   3,000    17.90%, 10/25/23, Series 93-179,
              Class SB, IF*...................     3,519
     315    9.80%, 11/25/23, Series 93-207,
              Class SC, IF*...................       321
     438    10.00%, 11/25/23, Series 93-206,
              Class SD, IF*...................       444
     391    2.04%, 12/25/23, Series 93-230,
              Class FA*.......................       393
   2,000    6.15%, 12/25/23, Series 95-10,
              Class C.........................     2,049
   3,748    7.00%, 12/25/23, Series 93-250,
              Class Z.........................     4,032
     741    13.22%, 12/25/23, Series 93-223,
              Class SE, IF*...................       778
     787    17.33%, 12/25/23, Series 93-223,
              Class SN, IF*...................       842
     715    6.50%, 1/25/24, Series 94-36,
              Class M.........................       722
     204    10.00%, 2/1/24, Pool #479469......       234
     332    0.00%, 2/25/24, Series 99-16,
              Class B, PO.....................       325
     431    9.00%, 3/1/24, Series 265, Class
              2...............................       485
      39    1.84%, 3/25/24, Series 94-39,
              Class F*........................        39
   1,000    6.50%, 3/25/24, Series 94-37,
              Class L.........................     1,071
      15    18.62%, 3/25/24, Series 94-39,
              Class S, IF*....................        16
   1,256    9.00%, 11/1/24, Pool #544983......     1,402
     765    8.50%, 1/25/25, Series 95-2, Class
              Z...............................       835
     900    9.00%, 10/1/25, Pool #547543......     1,003
     347    9.00%, 11/1/25, Pool #561547......       386
   3,203    5.50%, 12/18/25, Series 97-73,
              Class PH........................     3,244
      25    9.50%, 12/18/25, Series 97-7,
              Class C.........................        25
      50    9.00%, 4/1/26, Pool #446278.......        56
     524    5.00%, 5/18/26, Series 97-85,
              Class D.........................       532
     832    9.00%, 7/1/26, Pool #414340.......       927

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       97

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   300    7.50%, 8/18/26, Series 97-29,
              Class PL, IO....................  $     16
     924    9.00%, 9/1/26, Pool #562278.......     1,027
     476    9.00%, 1/1/27, Pool #568242.......       529
     869    0.00%, 2/1/27, Series 285, Class
              1, PO...........................       811
   2,704    8.50%, 2/17/27, Series G97-2,
              Class ZA........................     2,943
   1,995    1.84%, 3/25/27, Series 97-20,
              Class IO, IO....................       157
     779    7.50%, 4/18/27, Series 97-27,
              Class J.........................       837
     354    4.20%, 9/1/27, Pool #54844*.......       362
   1,188    7.00%, 12/18/27, Series 97-81,
              Class PI, IO....................       144
     279    9.50%, 7/1/28, Pool #457268.......       311
   1,000    6.00%, 7/18/28, Series 98-36,
              Class J.........................     1,056
   1,654    7.00%, 11/1/28, Pool #527285......     1,742
     919    6.00%, 12/1/28, Pool #454390......       954
   1,509    4.45%, 3/1/29, Pool #303532*......     1,542
     573    18.93%, 6/25/29, Series 01-11,
              Class SX, IF*...................       643
   3,000    6.00%, 7/25/29, Series 02-W5,
              Class A6........................     3,140
   1,620    8.50%, 2/1/30, Pool #567036.......     1,761
  17,257    6.68%, 2/25/30, Series 01-53,
              Class TS, IF, IO*...............       940
     467    8.50%, 3/1/30, Pool #253275.......       507
     520    8.50%, 6/1/30, Pool #535442.......       566
  17,283    6.68%, 11/25/30, Series 02-W5,
              Class A10, IF, IO*..............     1,297
     973    8.50%, 1/25/31, Series 00-52,
              IO..............................       147
   2,848    6.00%, 5/25/31, Series 01-31,
              Class VD........................     3,057
   3,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO....................     1,123
   1,226    8.50%, 7/25/31, Series 01-49,
              Class LZ........................     1,596
   2,300    7.00%, 8/25/31, Series 01-36,
              Class DE........................     2,558
   4,000    7.00%, 9/25/31, Series 01-44,
              Class PU........................     4,306
   2,176    6.00%, 11/25/31, Series 02-74,
              Class VA........................     2,316
   1,736    7.00%, 11/25/31, Series 01-61,
              Class Z.........................     1,806
   4,857    20.57%, 2/25/32, Series 02-1,
              Class SA, IF*...................     5,550

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $12,156    6.58%, 3/15/32, Series 2450, Class
              SW, IF, IO*.....................  $  1,002
  23,502    1.60%, 3/25/32, Series 02-12,
              Class SJ, IF, IO*...............       894
   3,913    6.50%, 4/25/32, Series 02-59,
              Class VA........................     4,147
   2,000    6.50%, 4/25/32, Series 02-59,
              Class VB........................     2,123
  12,947    7.00%, 8/1/32, Pool #649624.......    13,688
     711    0.00%, 12/25/41, Series 01-T10,
              Class PO, PO....................       554
                                                --------
                                                 259,608
                                                --------
Freddie Mac (38.1%):
     139    7.50%, 3/1/04, Gold Pool
              #N97491.........................       143
      11    8.00%, 8/1/04, Pool #542650.......        11
     463    6.21%, 9/15/04, Series 1982, Class
              SB, IF, IO*.....................        13
       3    1008.50%, 5/15/06, Series 1072,
              Class A, HB.....................        13
       0    1008.00%, 6/15/06, Series 1098,
              Class M, HB.....................         2
   1,338    7.50%, 12/15/06, Series 2238,
              Class VM........................     1,389
     307    4.50%, 3/15/07, Series 1295, Class
              JB..............................       309
     253    7.00%, 3/15/07, Series 1205, Class
              G...............................       266
      22    8.50%, 5/1/07, Pool #277261.......        23
   1,800    7.50%, 5/15/07, Series 1246, Class
              J...............................     1,951
   5,698    7.50%, 5/15/07, Series 1263, Class
              H...............................     6,226
       1    981.87%, 6/15/07, Series 1298,
              Class L, HB.....................        16
   1,057    4.50%, 11/15/07, Series 1404,
              Class FA........................     1,077
       9    8.50%, 2/1/08, Pool #252763.......         9
     353    7.56%, 2/15/08, Series 1465, Class
              SA, IF, IO*.....................        35
       5    6.00%, 4/15/08, Series 1531, Class
              K...............................         5
     114    9.50%, 4/15/08, Series 1490, Class
              SA, IF*.........................       117
     266    0.00%, 5/15/08, Series 1989, Class
              L, PO...........................       264
     149    4.36%, 5/15/08, Series 1506, Class
              F*..............................       152

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       98
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,594    6.50%, 5/15/08, Series 1539, Class
              PI..............................  $  1,682
   2,000    6.50%, 5/15/08, Series 1513, Class
              N...............................     2,183
      22    8.50%, 6/15/08, Series 1539, Class
              S, IF*..........................        22
   1,997    7.50%, 7/1/08, Gold Pool
              #G10107.........................     2,128
     532    8.50%, 7/15/08, Series 1549, Class
              K...............................       585
   2,205    11.79%, 7/15/08, Series 1544,
              Class J, IF*....................     2,470
     854    0.00%, 8/15/08, Series 1900, Class
              T, PO...........................       807
     877    11.71%, 8/15/08, Series 1565,
              Class OC, IF*...................       927
      73    6.00%, 9/15/08, Series 1586, Class
              A...............................        75
     500    2.93%, 11/15/08, Series 1606,
              Class M*........................       509
   2,563    6.00%, 11/15/08, Series 1807,
              Class A.........................     2,678
   1,600    15.13%, 11/15/08, Series 1606,
              Class SC, IF*...................     1,938
   3,271    6.50%, 12/15/08, Series 1647,
              Class PK........................     3,515
     221    8.50%, 12/15/08, Series 1625,
              Class SH, IF*...................       242
     465    10.86%, 12/15/08, Series 1625,
              Class SG, IF*...................       523
     233    11.50%, 12/15/08, Series 1647,
              Class SB, IF*...................       255
   2,412    12.55%, 12/15/08, Series 1649,
              Class S, IF*....................     2,719
   3,000    5.50%, 2/15/09, Series 2410, Class
              HC..............................     3,126
     661    6.40%, 2/15/09, Series 1679, Class
              O...............................       685
       5    7.50%, 3/1/09, Pool #258089.......         5
     493    10.51%, 3/15/09, Series 1698,
              Class SC, IF*...................       575
     112    8.00%, 4/1/09, Pool #181504.......       120
   2,357    6.50%, 5/1/09, Gold Pool
              #G11216.........................     2,505
       1    8.00%, 12/1/09, Pool #180415......         1
   1,000    6.00%, 2/15/10, Series 2124, Class
              PB..............................     1,018
   2,039    7.50%, 9/1/10, Gold Pool
              #E62448.........................     2,173

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,249    6.00%, 2/15/11, Series 2389, Class
              VA..............................  $  1,354
   1,941    7.50%, 8/1/11, Pool #E20258.......     2,071
   1,342    8.00%, 9/15/11, Series 1492, Class
              VC..............................     1,504
   2,940    6.75%, 1/15/12, Series 1920, Class
              C...............................     3,071
   2,303    6.50%, 10/15/12, Series 2401,
              Class VE........................     2,413
   1,901    6.50%, 12/15/12, Series 2419,
              Class VG........................     2,051
   1,000    6.30%, 1/15/13, Series 2025, Class
              PE..............................     1,079
      77    6.50%, 5/15/13, Series 1641, Class
              WD..............................        77
   3,000    6.50%, 5/15/13, Series 2055, Class
              OE..............................     3,274
   1,265    7.00%, 6/15/13, Series 1540, Class
              IA..............................     1,353
   3,956    6.00%, 8/15/13, Series 2513, Class
              VA..............................     4,186
   3,000    5.50%, 10/15/13, Series 2527,
              Class VU........................     3,182
     678    6.50%, 10/15/13, Series 1844,
              Class E.........................       724
   6,000    6.00%, 12/15/13, Series 2102,
              Class TU........................     6,466
     548    6.00%, 1/1/14, Gold Pool
              #F80035.........................       577
   4,851    6.00%, 1/15/14, Series 2115, Class
              PE..............................     5,237
     588    6.50%, 3/15/14, Series 2135, Class
              UK, IO..........................        58
     583    7.25%, 3/15/14, Series 1688, Class
              W...............................       602
   1,900    6.50%, 5/15/14, Series 2312, Class
              KV..............................     2,013
   1,118    7.00%, 5/15/14, Series 2299, Class
              G...............................     1,164
   5,000    6.00%, 7/15/14, Series 2405, Class
              PC..............................     5,257
   1,545    7.50%, 10/1/14, Gold Pool
              #G11169.........................     1,648
   3,000    5.50%, 5/15/15, Series 2391, Class
              QT..............................     3,163
   1,000    5.50%, 5/15/15, Series 2391, Class
              QE..............................     1,052
     208    12.00%, 8/1/15, Pool #170269......       242
   5,000    6.50%, 9/15/15, Series 2353, Class
              PC..............................     5,308

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       99

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,282    7.50%, 12/1/15, Golden Pool
              #E83879.........................  $  2,435
   3,000    5.50%, 12/15/15, Series 2500,
              Class GD........................     3,139
   1,500    6.50%, 12/15/15, Series 2054,
              Class VB........................     1,563
   2,210    7.50%, 1/15/16, Series 2196, Class
              BV..............................     2,266
   4,000    5.50%, 2/15/16, Series 2500, Class
              TD..............................     4,194
   4,000    5.50%, 6/15/16, Series 2498, Class
              UD..............................     4,195
       7    7.50%, 7/1/16, Pool #274081.......         7
   2,250    6.00%, 9/15/16, Series 2353, Class
              TD..............................     2,417
   3,000    6.00%, 9/15/16, Series 2359, Class
              PM..............................     3,202
      60    7.50%, 11/1/16, Pool #280421......        64
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC........................     1,065
      37    7.50%, 3/1/17, Pool #288120.......        40
       9    7.50%, 4/1/17, Pool #289711.......         9
      29    7.50%, 5/1/17, Pool #294000.......        31
      19    7.50%, 5/1/17, Pool #292331.......        20
   1,844    5.50%, 6/1/17, Gold Pool
              #E01173.........................     1,916
     857    8.75%, 6/1/17, Pool #555325.......       922
   3,491    8.50%, 9/15/17, Series 2496, Class
              GL..............................     3,722
      28    8.00%, 10/15/18, Series 1, Class
              B, IO...........................         5
     310    10.50%, 5/1/19, Pool #530940......       344
     148    12.00%, 7/1/19, Pool #555238......       170
     718    9.50%, 7/15/19, Series 11, Class
              D...............................       750
     305    9.50%, 2/15/20, Series 30, Class
              D...............................       312
     269    9.50%, 4/15/20, Series 22, Class
              C...............................       276
     299    9.60%, 4/15/20, Series 23, Class
              F...............................       311
      10    84.00%, 5/15/20, Series 41, Class
              I, HB...........................        17
      28    10.00%, 6/1/20, Series 16, Class
              B, IO...........................         7
   1,230    6.50%, 6/15/20, Series 2362, Class
              PD..............................     1,320
     236    10.00%, 6/15/20, Series 47, Class
              F...............................       240
     202    9.00%, 10/15/20, Series 1807,
              Class G.........................       211

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   122    9.20%, 10/15/20, Series 84, Class
              F...............................  $    127
      50    8.13%, 11/15/20, Series 81, Class
              A...............................        51
   2,500    6.00%, 12/15/20, Series 2392,
              Class PV........................     2,631
     156    9.50%, 1/15/21, Series 99, Class
              Z...............................       161
       1    1066.21%, 2/15/21, Series 1045,
              Class G, HB.....................        16
      88    9.00%, 4/15/21, Series 1065, Class
              J...............................        97
     180    2.39%, 5/15/21, Series 1084, Class
              F*..............................       182
     292    29.11%, 5/15/21, Series 1079,
              Class S, IF*....................       351
     127    38.76%, 5/15/21, Series 1084,
              Class S, IF*....................       155
       1    1007.80%, 5/15/21, Series 1082,
              Class D, HB.....................         8
       1    1009.50%, 8/15/21, Series 186,
              Class I, HB.....................         8
     175    7.00%, 9/15/21, Series 1133, Class
              H...............................       185
     276    8.50%, 9/15/21, Series 1144, Class
              KB..............................       288
       0    1010.00%, 9/15/21, Series 180,
              Class J, HB.....................         2
       1    1009.50%, 10/15/21, Series 189,
              Class K, HB.....................         4
   1,485    3.19%, 11/15/21, Series 1560,
              Class FC*.......................     1,494
     728    7.50%, 11/15/21, Series 1179,
              Class H.........................       769
   2,156    7.50%, 11/15/21, Series 1378,
              Class JZ........................     2,191
       2    1174.25%, 11/15/21, Series 1172,
              Class L, HB*....................        26
       9    1023.00%, 1/15/22, Series 1196,
              Class B, HB*....................       137
   2,500    0.00%, 2/15/22, Series 1987, Class
              W, PO...........................     2,438
   2,000    3.29%, 2/15/22, Series 1468, Class
              FC*.............................     2,026
     233    9.00%, 4/1/22, Series 134, Class
              B, IO...........................        27
   1,555    22.96%, 5/15/22, Series 1401,
              Class IB, IF*...................     1,752

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      100
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,663    6.50%, 6/15/22, Series 2462, Class
              NB..............................  $  1,801
     627    7.50%, 8/15/22, Series 1343, Class
              LB..............................       663
   1,253    8.00%, 8/15/22, Series 1343, Class
              LA..............................     1,334
     697    6.00%, 10/15/22, Series 1395,
              Class G.........................       728
   3,000    7.00%, 10/15/22, Series 1401,
              Class J.........................     3,237
     633    14.69%, 10/15/22, Series 1673,
              Class S, IF*....................       642
   1,500    12.62%, 11/15/22, Series 1592,
              Class KB, IF*...................     1,794
   1,000    7.15%, 1/15/23, Series 1517, Class
              I...............................     1,053
     231    3.71%, 2/15/23, Series 1470, Class
              F*..............................       237
   6,258    7.50%, 2/15/23, Series 1466, Class
              PZ..............................     6,851
   1,000    6.50%, 4/15/23, Series 1619, Class
              C...............................     1,057
   3,000    6.90%, 4/15/23, Series 1543, Class
              VM..............................     3,326
   3,000    5.00%, 5/15/23, Series 1798, Class
              F...............................     3,051
     760    6.00%, 5/15/23, Series 1648, Class
              LA..............................       765
   2,000    7.69%, 5/15/23, Series 1518, Class
              G, IF*..........................     2,053
     204    17.41%, 5/15/23, Series 1505,
              Class QB, IF*...................       246
       4    1603.32%, 5/15/23, Series 204,
              Class E, HB*....................        99
   1,000    6.50%, 6/15/23, Series 1526, Class
              L...............................     1,071
   1,025    3.47%, 7/15/23, Series 1541, Class
              O*..............................       980
     774    4.21%, 8/15/23, Series 1570, Class
              F*..............................       790
   1,935    16.87%, 8/15/23, Series 1570,
              Class SA, IF*...................     2,267
     316    2.50%, 9/15/23, Series 1584, Class
              FB*.............................       315
   2,428    7.00%, 9/15/23, Series 1578, Class
              V, IO...........................       218
   3,238    12.03%, 9/15/23, Series 1574,
              Class OB, IF*...................     3,297
   5,000    6.25%, 10/15/23, Series 1591,
              Class PV........................     5,341

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,000    10.39%, 10/15/23, Series 1689,
              Class SD, IF*...................  $  1,117
   2,076    18.08%, 10/15/23, Series 1602,
              Class SA, IF*...................     2,281
     272    23.91%, 10/15/23, Series 1859,
              Class SB, IF, IO*...............        46
     900    0.00%, 11/15/23, Series 2022,
              Class A, PO.....................       845
  26,124    4.75%, 11/15/23, Series 1813,
              Class J, IF, IO*................     3,225
     411    10.09%, 11/15/23, Series 1610,
              Class SD, IF*...................       418
   1,085    12.62%, 11/15/23, Series 1632,
              Class SA, IF*...................     1,132
   1,610    0.00%, 12/15/23, Series 1918,
              Class PD, PO....................     1,601
   3,584    6.50%, 12/15/23, Series 1628,
              Class LZ........................     3,825
   1,000    6.50%, 12/15/23, Series 2283,
              Class K.........................     1,102
   2,000    6.75%, 12/15/23, Series 1644,
              Class K.........................     2,196
   1,000    10.10%, 12/15/23, Series 1629,
              Class OD, IF*...................     1,028
   1,299    14.35%, 12/15/23, Series 1628,
              Class S, IF*....................     1,344
     500    3.44%, 1/15/24, Series 1671, Class
              HA*.............................       499
     785    0.00%, 2/15/24, Series 1865, Class
              D, PO...........................       707
     776    10.00%, 2/15/24, Series 1671,
              Class QC, IF*...................       828
     373    16.00%, 2/15/24, Series 1686,
              Class SH, IF*...................       404
   1,169    2.04%, 3/15/24, Series 1699, Class
              FC*.............................     1,178
     664    3.24%, 3/15/24, Series 1689, Class
              FC*.............................       668
   1,000    7.00%, 3/15/24, Series 1695, Class
              EB..............................     1,154
   2,986    9.59%, 3/15/24, Series 1699, Class
              ST, IF*.........................     3,098
   2,426    19.27%, 3/15/24, Series 2033,
              Class SN, IF, IO*...............       705
   1,831    3.44%, 4/15/24, Series 1715, Class
              FA*.............................     1,862
     102    6.06%, 4/25/24, Series 29, Class
              SD, IF, IO*.....................         1
     619    6.50%, 5/1/24, Gold Pool
              #D53146.........................       649

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      101

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,931    0.00%, 5/15/24, Series 2306, Class
              K, PO...........................  $  1,770
     278    2.94%, 5/15/24, Series 1721, Class
              OA*.............................       280
   4,828    6.66%, 5/15/24, Series 2306, Class
              SE, IF, IO*.....................       529
   1,573    5.75%, 7/15/24, Series 2072, Class
              PN..............................     1,586
   2,000    7.50%, 8/15/24, Series 1745, Class
              D...............................     2,150
   1,000    6.50%, 4/20/25, Series 2061, Class
              K...............................     1,024
   1,646    8.00%, 9/15/26, Series 1899, Class
              ZE..............................     1,822
   2,650    6.50%, 1/15/27, Series 2083, Class
              PD..............................     2,749
   3,017    7.50%, 1/15/27, Series 1963, Class
              Z...............................     3,203
   1,943    9.00%, 1/15/27, Series 1606, Class
              SC, IF*.........................     2,115
     949    8.00%, 7/15/27, Series 1985, Class
              PR, IO..........................       148
   2,000    7.50%, 9/15/27, Series 1987, Class
              PE..............................     2,115
   1,000    6.00%, 11/15/27, Series 2132,
              Class PD........................     1,053
   2,000    7.00%, 3/15/28, Series 2042, Class
              T...............................     2,132
   1,175    7.00%, 3/15/28, Series 2038, Class
              PN, IO..........................       184
   1,000    7.50%, 3/15/28, Series 2040, Class
              PE..............................     1,113
   1,000    6.00%, 4/15/28, Series 2161, Class
              PG..............................     1,048
   4,595    6.50%, 6/15/28, Series 2061, Class
              DC, IO..........................     1,418
   1,000    6.50%, 10/15/28, Series 2362,
              Class PJ........................     1,062
   1,650    7.00%, 10/15/28, Series 2089,
              Class PJ, IO....................       289
     970    6.00%, 11/1/28, Gold Pool
              #C18115.........................     1,008
   7,661    6.50%, 1/1/29, Gold Pool
              #C00701.........................     7,990
  13,625    6.08%, 1/15/29, Series 2111, Class
              SB, IF, IO*.....................     1,197
     817    6.00%, 2/15/29, Series 2121, Class
              GM..............................       823
   1,258    6.00%, 2/15/29, Series 2125, Class
              JZ..............................     1,299

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,587    24.57%, 3/15/29, Series 2132,
              Class SB, IF*...................  $  2,198
     523    7.00%, 4/15/29, Series 2141, Class
              IO, IO..........................        65
     990    8.50%, 4/15/29, Series 2420, Class
              EX..............................     1,058
   1,180    8.50%, 4/15/29, Series 2303, Class
              ZN..............................     1,525
   2,311    7.50%, 6/15/29, Series 2163, Class
              PC, IO..........................       256
     887    7.00%, 7/1/29, Pool #29470........       934
     865    7.00%, 8/15/29, Series 2178, Class
              PB..............................       944
   1,600    8.00%, 11/15/29, Series 2201,
              Class C.........................     1,744
   1,606    2.70%, 12/20/29, Series 2204,
              Class GB*.......................     1,617
     954    6.34%, 1/1/30, Pool #645242*......       998
   1,893    8.00%, 1/15/30, Series 2210, Class
              Z...............................     2,092
   3,725    8.00%, 1/15/30, Series 2209, Class
              TC..............................     4,176
   3,000    8.00%, 3/15/30, Series 2224, Class
              CB..............................     3,202
   1,786    7.50%, 8/15/30, Series 2247, Class
              Z...............................     1,895
   2,000    7.25%, 9/15/30, Series 2256, Class
              MC..............................     2,143
     351    9.00%, 9/15/30, Series 2254, Class
              Z...............................       413
   5,500    7.25%, 12/15/30, Series 2271,
              Class PC........................     5,928
   5,584    6.50%, 4/15/31, Series 2317, Class
              VG..............................     5,926
      39    0.00%, 5/15/31, Series 2318, Class
              PO..............................        39
     861    8.50%, 6/15/31, Series 2388, Class
              UZ..............................     1,056
     556    8.50%, 6/15/31, Series 2359, Class
              ZB..............................       751
   1,000    15.84%, 10/15/31, Series 2374,
              Class SD, IF*...................     1,043
     550    17.24%, 10/15/31, Series 2368,
              Class AS, IF*...................       680
   2,000    6.38%, 2/15/32, Series 2410, Class
              OE..............................     2,129
   9,424    7.23%, 2/15/32, Series 2410, Class
              QX, IF, IO*.....................       940
   2,000    15.81%, 2/15/32, Series 2410,
              Class QS, IF*...................     2,245

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      102
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $10,726    6.53%, 3/15/32, Series 2444, Class
              ES, IF, IO*.....................  $    808
   2,000    7.00%, 3/15/32, Series 2423, Class
              MC..............................     2,157
   3,000    7.00%, 3/15/32, Series 2423, Class
              MT..............................     3,246
   5,000    7.00%, 4/15/32, Series 2436, Class
              MC..............................     5,443
   2,083    7.00%, 5/15/32, Series 2450, Class
              GZ..............................     2,273
   2,296    15.24%, 5/15/32, Series 2452,
              Class SA, IF*...................     2,360
   1,202    7.00%, 7/1/32, Pool #C68485.......     1,264
   7,149    7.50%, 7/25/32, Series T-41, Class
              3A..............................     7,754
   3,556    7.00%, 8/1/32, Gold Pool
              #G01448.........................     3,739
   1,909    7.50%, 8/25/42, Series T-51, Class
              2A..............................     2,071
   1,496    6.50%, 9/25/43, Series T-51, Class
              1A..............................     1,583
                                                --------
                                                 348,840
                                                --------
Government National Mortgage Assoc. (10.1%):
      30    8.00%, 1/15/08, Pool #19368.......        32
      52    8.00%, 2/15/08, Pool #20040.......        56
       9    8.50%, 7/15/08, Pool #20682.......         9
      58    8.50%, 8/15/08, Pool #27089.......        63
      21    8.50%, 8/15/08, Pool #23102.......        23
   2,930    6.00%, 3/20/12, Series 02-70,
              Class AV........................     3,144
   6,299    6.00%, 3/20/13, Series 02-67,
              Class VA........................     6,835
   2,476    6.00%, 12/20/14, Series 02-71,
              Class VJ........................     2,670
   2,884    6.50%, 7/20/17, Series 01-60,
              Class VP........................     3,083
   2,445    6.50%, 9/20/17, Series 02-47,
              Class VB........................     2,627
   2,198    8.50%, 9/15/20, Series 77, Class
              H...............................     2,321
     213    11.00%, 1/15/21, Pool #780709.....       248
     649    7.50%, 7/16/22, Series 94-1, Class
              PE..............................       671
   1,500    6.50%, 7/20/22, Series 02-40,
              Class VD........................     1,580
     291    8.00%, 9/15/22, Pool #297628......       319
     255    7.50%, 11/15/22, Pool #313110.....       275
   1,332    9.00%, 2/26/23, Series 02-33,
              Class SY, IF*...................     1,453

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   292    7.50%, 3/15/23, Pool #345288......  $    314
     650    6.50%, 10/16/23, Series 96-6,
              Class PH........................       681
   1,000    7.99%, 7/16/24, Series 94-4, Class
              KQ..............................     1,120
     200    8.50%, 3/20/25, Pool #1974........       219
     340    8.50%, 5/20/25, Pool #2006........       372
   1,000    7.50%, 9/17/25, Series 98-26,
              Class K.........................     1,091
   3,047    7.50%, 4/18/26, Series 97-8, Class
              PD..............................     3,114
   4,000    7.50%, 6/16/26, Series 00-9, Class
              PB..............................     4,386
     184    8.00%, 6/20/26, Pool #2234........       199
   4,000    7.50%, 8/16/26, Series 96-16,
              Class E.........................     4,285
     233    8.00%, 8/20/26, Pool #2270........       253
     179    8.00%, 11/20/26, Pool #2324.......       194
   1,224    7.50%, 2/20/27, Series 97-2, Class
              E...............................     1,324
   1,500    7.50%, 7/20/27, Series 97-11,
              Class D.........................     1,600
     458    8.00%, 10/20/27, Pool #2499.......       495
     316    7.50%, 2/20/28, Pool #2549........       337
      82    8.00%, 4/15/28, Pool #466027......        89
     506    7.50%, 7/15/28, Pool #450038......       540
     202    8.00%, 7/15/28, Pool #468066......       219
     273    7.50%, 8/15/28, Pool #476874......       291
     240    7.50%, 8/15/28, Pool #482116......       257
     377    7.50%, 9/15/28, Pool #486537......       403
     626    7.50%, 9/20/28, Pool #2646........       668
     468    6.50%, 10/15/28, Pool #486631.....       492
     155    8.00%, 11/20/28, Pool #2677.......       167
   3,245    6.00%, 2/20/29, Series 99-4, Class
              ZB..............................     3,414
  10,000    6.50%, 3/20/29, Series 01-64,
              Class IM, IO....................       714
   2,877    8.00%, 11/16/29, Series 99-41,
              Class Z.........................     3,147
     413    9.35%, 11/16/29, Series 99-43,
              Class TA, IF*...................       466
   2,000    7.50%, 12/20/29, Series 99-44,
              Class PC........................     2,134
  10,162    8.00%, 12/20/29, Series 99-44,
              Class ZG........................    10,952
     330    9.00%, 2/15/30, Pool #479182......       361
   1,545    7.50%, 2/16/30, Series 00-16,
              Class ZN........................     1,722
   2,239    9.00%, 3/16/30, Series 00-21,
              Class Z.........................     2,727

Continued

ONE GROUP MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      103

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 3,332    7.75%, 9/20/30, Series 00-26,
              Class Z.........................  $  3,569
     263    9.00%, 10/15/30, Pool #479674.....       288
   1,072    9.00%, 11/16/30, Series 00-36,
              Class IK, IO....................       162
   2,500    7.33%, 11/20/30, Series 00-36,
              Class HC........................     2,635
     421    9.00%, 1/15/31, Pool #543873......       457
   1,386    16.58%, 7/20/31, Series 01-32,
              Class WA*.......................     1,552
   8,014    6.63%, 8/16/31, Series 01-36,
              Class S, IF, IO*................       593
   9,116    6.83%, 8/16/31, Series 01-35,
              Class SA, IF, IO*...............       740
   1,500    6.50%, 1/20/32, Series 02-7, Class
              PG..............................     1,587
   1,500    7.00%, 1/20/32, Series 02-4, Class
              TD..............................     1,621
   3,490    7.00%, 1/20/32, Series 02-80,
              Class EB........................     3,837
   9,924    6.28%, 8/20/32, Series 02-70,
              Class PS, IF, IO*...............     1,223
                                                --------
                                                  92,420
                                                --------
  Total U.S. Government Agency Mortgages         700,868
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (2.9%):
Fannie Mae (2.2%):
   2,000    6.63%, 9/15/09....................     2,350
   2,000    7.25%, 1/15/10....................     2,427
   1,000    5.50%, 3/15/11....................     1,098
   8,400    6.50%, 2/28/33, Series 1A.........     8,860
   5,000    7.50%, 2/28/33, Series 2A.........     5,408
                                                --------
                                                  20,143
                                                --------
Freddie Mac (0.5%):
   3,000    6.63%, 9/15/09....................     3,524
   1,000    6.88%, 9/15/10....................     1,195
                                                --------
                                                   4,719
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Other U.S. Agencies (0.2%):
 $   822    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20..........................  $    828
   1,167    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22.........................     1,174
                                                --------
                                                   2,002
                                                --------
  Total U.S. Government Agency Securities         26,864
                                                --------
U.S. TREASURY OBLIGATIONS (1.9%):
U.S. Treasury Bonds (1.3%):
   2,000    10.38%, 11/15/12..................     2,674
   4,750    12.00%, 8/15/13...................     6,918
   1,900    11.75%, 11/15/14..................     2,858
                                                --------
                                                  12,450
                                                --------
U.S. Treasury STRIPS (0.6%):
   1,750    11/15/14..........................     1,013
   2,000    2/15/13...........................     1,294
     750    2/15/14...........................       455
   1,800    5/15/14...........................     1,074
   2,500    8/15/14...........................     1,470
                                                --------
                                                   5,306
                                                --------
  Total U.S. Treasury Obligations                 17,756
                                                --------
INVESTMENT COMPANIES (4.0%):
  36,658    One Group Prime Money Market Fund,
              Class I.........................    36,658
                                                --------
  Total Investment Companies                      36,658
                                                --------
REPURCHASE AGREEMENT (4.6%):
 $42,563    State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $42,565, collateralized
              by various U.S. Government
              Securities).....................    42,563
                                                --------
  Total Repurchase Agreement                      42,563
                                                --------
Total (Cost $906,379) (a)                       $939,485
                                                ========

------------
Percentages indicated are based on net assets of $917,227.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $37,710
                   Unrealized depreciation......................   (4,604)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $33,106
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Amounts shown as 0 rounded to less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.
See notes to financial statements.

                                      104
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (57.7%):
Fannie Mae (19.6%):
 $    93    7.00%, 4/1/03, Pool #303865.....  $       93
     165    7.50%, 7/1/03, Pool #250656.....         167
       1    6.50%, 4/1/04, Pool #85019......           1
   1,676    7.00%, 7/17/05, Series 97-26,
              Class GD......................       1,678
     427    7.35%, 6/25/07, Series 93-11,
              Class N.......................         428
     336    7.00%, 9/1/07, Pool #185265.....         357
     635    7.00%, 4/1/08, Pool #211750.....         677
   5,330    8.30%, 10/25/08, Series 93-197,
              Class SC*.....................       5,830
   1,000    6.25%, 1/25/09, Series 94-12,
              Class C.......................       1,070
   5,681    15.88%, 2/25/09, Series 94-13,
              Class SM, IF*.................       6,300
   8,000    6.00%, 6/25/09, Series 94-86,
              Class PJ......................       8,744
     818    7.00%, 7/1/10, Pool #250326.....         872
     567    6.50%, 12/1/10, Pool #332301....         602
   3,647    6.00%, 3/1/11, Pool #340683.....       3,850
   4,405    8.00%, 11/1/12, Pool #535710....       4,768
   9,394    6.00%, 1/17/13, Series 98-37,
              Class VB......................      10,115
   1,550    6.00%, 4/1/13, Pool #425482.....       1,629
   7,859    6.50%, 6/25/13, Series 94-1,
              Class K.......................       8,296
   3,596    6.35%, 8/25/13, Series 93-225B,
              Class VG......................       3,845
     964    7.50%, 6/1/14, Pool #250081.....       1,036
   4,000    6.50%, 6/25/14, Series 98-59,
              Class VB......................       4,141
     729    7.50%, 7/1/14, Pool #250082.....         784
   4,681    6.00%, 8/1/14, Pool #598032.....       4,946
  10,000    6.00%, 9/25/14, Series 01-71,
              Class QC......................      10,467
      30    10.00%, 10/1/16, Pool #70110....          34
  12,696    5.50%, 11/1/16, Pool #618192....      13,186
   3,190    6.00%, 2/25/17, Series 02-2,
              Class UC......................       3,424
   5,000    5.50%, 4/25/17, Series 02-18,
              Class PC......................       5,345
   1,395    10.00%, 9/1/17, Pool #303969....       1,593
   1,504    9.50%, 6/25/18, Series 88-16,
              Class B.......................       1,711
     106    10.00%, 10/1/19, Pool #231675...         121

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,578    7.00%, 5/25/20, Series 90-57....  $    1,694
      36    10.00%, 7/1/20, Pool #050318....          42
   3,714    6.50%, 5/25/21, Series 92-205,
              Class K.......................       3,766
     712    7.00%, 9/25/21, Series G92-64,
              Class K.......................         719
     106    10.00%, 11/1/21, Pool #208374...         122
      70    10.00%, 11/1/21, Pool #208372...          80
   4,220    6.55%, 12/25/21, Series 93-137,
              Class PH......................       4,294
     442    7.25%, 5/25/22, Series G93-9,
              Class K.......................         453
     280    7.50%, 7/25/22, Series G92-35,
              Class EB......................         302
   3,591    8.00%, 7/25/22, Series G92-44,
              Class ZQ......................       3,942
   3,088    0.00%, 5/25/23, Series 93-146,
              Class E, PO...................       2,750
   4,436    6.50%, 5/25/23, Series 94-110,
              Class H.......................       4,670
     341    0.00%, 8/25/23, Series 93-217,
              Class H, PO...................         274
     704    0.00%, 9/25/23, Series 93-205,
              Class H, PO...................         637
     744    0.00%, 9/25/23, Series 93-228,
              Class G, PO...................         683
   7,400    7.00%, 9/25/23, Series 93-155,
              Class PJ......................       8,282
   9,094    6.35%, 12/25/23, Series 94-43,
              Class PJ......................       9,930
   5,042    7.00%, 1/25/24, Series 94-62,
              Class PJ......................       5,578
   2,400    7.00%, 2/1/24, Pool #190257.....       2,545
  10,556    6.00%, 3/25/24, Series 94-51,
              Class PV......................      11,309
   4,500    6.50%, 3/25/24, Series 94-37,
              Class L.......................       4,819
     420    9.00%, 12/1/24, Pool #353898....         468
     983    7.00%, 8/1/25, Pool #315500.....       1,040
   6,759    0.00%, 11/25/26, Series 97-47,
              Class PA, PO..................       6,613
   5,388    6.00%, 9/1/28, Pool #405220.....       5,594
   4,681    5.50%, 2/1/29, Pool #483802.....       4,798

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      105

                                                                 Report

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
 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,400    6.25%, 2/25/29, Series 94-W4,
              Class A9......................  $    1,488
   1,569    0.00%, 6/25/29, Series 01-11,
              Class AP, PO..................       1,557
   2,472    7.50%, 2/20/30, Series 00-8,
              Class Z.......................       2,655
     756    7.50%, 3/1/30, Pool #524949.....         803
   1,769    7.50%, 4/1/30, Pool #536916.....       1,879
   1,361    7.50%, 4/1/30, Pool #530816.....       1,447
  10,000    6.00%, 7/25/31, Series 01-33,
              Class ID, IO..................       3,742
                                              ----------
                                                 205,085
                                              ----------
Freddie Mac (26.2%):
      53    9.00%, 11/1/05, Pool #B00203....          54
       5    9.00%, 5/1/06, Pool #B00282.....           5
   1,000    7.00%, 10/15/06, Series 1150,
              Class I.......................       1,031
       1    7.25%, 5/1/07, Pool #185801.....           1
   1,769    7.00%, 9/15/07, Series 1457,
              Class PJ......................       1,838
   4,850    6.50%, 4/15/08, Series 1489,
              Class I.......................       5,290
   2,757    10.58%, 11/15/08, Series 1604,
              Class MB, IF*.................       2,943
   2,586    10.86%, 12/15/08, Series 1625,
              Class SC, IF*.................       2,831
   1,144    7.50%, 4/1/09, Gold Pool
              #E00315.......................       1,220
   2,533    7.50%, 8/1/09, Gold Pool
              #G10740.......................       2,699
     122    9.00%, 8/1/09, Pool #279063.....         133
   4,723    6.50%, 9/15/09, Series 1838,
              Class G.......................       4,737
     216    9.00%, 12/1/09, Pool #256360....         230
     634    8.50%, 1/1/10, Gold Pool
              #G10305.......................         694
   2,600    7.50%, 9/1/10, Gold Pool
              #E62448.......................       2,770
   2,267    6.00%, 6/15/11, Series 2366,
              Class VG......................       2,450
     417    6.50%, 12/1/12, Gold Pool
              #E00523.......................         442
   6,222    5.00%, 12/1/13, Gold Pool
              #E73637.......................       6,411
   2,507    6.00%, 4/1/14, Gold Pool
              #E76438.......................       2,636
   8,996    6.00%, 4/1/14, Gold Pool
              #E76504.......................       9,459

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $18,435    6.50%, 6/1/14, Gold Pool
              #E00678.......................  $   19,528
       1    9.50%, 4/1/16, Pool #170161.....           1
   1,375    6.50%, 8/15/16, Series 2345,
              Class PQ......................       1,490
   1,000    6.00%, 2/15/17, Series 2108,
              Class VB......................       1,046
      52    9.00%, 10/1/17, Gold Pool
              #A00756.......................          57
  12,000    6.56%, 12/15/17, Series 2545,
              Class S.......................      12,056
      35    9.00%, 4/1/18, Gold Pool
              #A01143.......................          37
       7    9.00%, 10/1/20, Gold Pool
              #A01134.......................           8
      10    9.00%, 1/1/21, Gold Pool
              #A00948.......................          12
     327    6.00%, 3/15/21, Series 2081,
              Class PA......................         327
      16    9.00%, 6/1/21, Gold Pool
              #A01017.......................          18
      19    9.00%, 7/1/21, Gold Pool
              #A01093.......................          21
      23    9.00%, 9/1/21, Gold Pool
              #D32271.......................          26
      10    9.00%, 11/1/21, Gold Pool
              #D11191.......................          12
      19    9.00%, 11/1/21, Gold Pool
              #D11866.......................          21
   5,500    6.50%, 1/15/22, Series 2149,
              Class TR......................       5,602
      25    9.00%, 5/1/22, Gold Pool
              #D19203.......................          28
   1,253    8.00%, 8/15/22, Series 1343,
              Class LA......................       1,334
     900    7.00%, 8/25/22, Series 13, Class
              PL............................         950
   9,848    5.50%, 9/15/22, Series 1367,
              Class K.......................      10,123
   6,200    6.50%, 11/15/22, Series 1552,
              Class HB......................       6,458
   8,837    6.00%, 10/15/23, Series 1785,
              Class A.......................       9,429
   2,322    10.00%, 10/15/23, Series 1591,
              Class E.......................       2,594
   1,455    7.00%, 11/1/23, Series 155,
              Class IO, IO..................         206

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      106
Report


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
 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,792    6.50%, 12/15/23, Series 1633,
              Class Z.......................  $    1,907
   3,941    6.50%, 1/1/24, Gold Pool
              #C80091.......................       4,138
   3,209    6.50%, 3/15/24, Series 1692,
              Class ZA......................       3,342
   3,000    6.50%, 3/15/24, Series 1694,
              Class PK......................       3,316
     723    8.50%, 5/1/24, Gold Pool
              #G00229.......................         787
     576    8.50%, 7/1/24, Gold Pool
              #C00354.......................         624
     342    7.50%, 9/1/24, Gold Pool
              #D56307.......................         368
     817    8.00%, 11/1/24, Gold Pool
              #C00376.......................         885
   1,028    7.00%, 8/1/25, Gold Pool
              #C00418.......................       1,087
     549    7.50%, 8/1/25, Gold Pool
              #C00414.......................         588
     718    7.00%, 9/1/25, Gold Pool
              #D63303.......................         759
     954    8.00%, 9/1/25, Gold Pool
              #D63705.......................       1,033
   3,658    7.00%, 4/1/26, Gold Pool
              #D69811.......................       3,863
   1,566    6.50%, 6/1/26, Pool #250575.....       1,637
  11,800    6.50%, 10/17/26, Series 1985,
              Class PL......................      12,614
   2,037    5.24%, 1/1/27, Pool #611141*....       2,124
  10,500    6.00%, 2/15/27, Series 2091,
              Class PF......................      11,041
  14,000    6.25%, 4/15/27, Series 2018,
              Class PE......................      14,734
   1,600    7.00%, 10/15/27, Series 1999,
              Class PU......................       1,764
   5,000    6.50%, 1/15/28, Series 2137,
              Class TM......................       5,219
   5,000    7.00%, 2/15/28, Series 2031,
              Class PG......................       5,560
   9,000    6.95%, 3/15/28, Series 2035,
              Class PC......................       9,676
  10,000    6.50%, 6/15/28, Series 2064,
              Class PD......................      10,688

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,130    8.50%, 7/1/28, Gold Pool
              #G00981.......................  $    1,224
  14,000    6.50%, 10/25/28, Series 98-64,
              Class TM......................      14,942
   3,370    6.00%, 11/15/28, Series 2095,
              Class PE......................       3,458
   3,001    6.50%, 2/1/29, Gold Pool
              #C22459.......................       3,131
  14,301    6.50%, 4/1/29, Gold Pool
              #C00742.......................      14,910
     869    6.50%, 4/1/29, Gold Pool
              #C24553.......................         906
   2,191    6.50%, 5/15/29, Series 2152,
              Class BD......................       2,319
   5,384    6.50%, 6/1/29, Gold Pool
              #C00785.......................       5,613
     532    6.50%, 7/1/29, Gold Pool
              #C29124.......................         555
     312    5.26%, 4/1/30, Pool #846812*....         324
     128    0.00%, 5/15/31, Series 2318,
              Class PO......................         128
   4,000    6.50%, 10/15/31, Series 2367,
              Class ME......................       4,250
   6,289    6.00%, 2/1/32, Gold Pool
              #C01292.......................       6,514
                                              ----------
                                                 275,286
                                              ----------
Government National Mortgage Assoc. (11.9%):
       3    9.00%, 5/15/03, Pool #154134....           3
      14    9.00%, 6/15/05, Pool #283904....          15
       4    9.00%, 8/15/05, Pool #291836....           4
       1    9.00%, 9/15/05, Pool #295227....           1
       8    9.00%, 9/15/05, Pool #292898....           8
       3    8.00%, 7/15/06, Pool #11337.....           3
       6    7.50%, 7/15/07, Pool #17316.....           7
      11    8.00%, 8/15/07, Pool #18539.....          12
      21    8.00%, 8/15/07, Pool #18677.....          23
      18    7.50%, 12/15/07, Pool #338189...          19
     287    6.50%, 7/15/08, Pool #349693....         306
      15    9.00%, 11/15/08, Pool #27932....          16
      32    6.50%, 3/15/09, Pool #367398....          34
      33    9.00%, 4/15/09, Pool #30352.....          36
     891    6.50%, 5/15/09, Pool #366779....         951

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      107

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     6    9.00%, 5/15/09, Pool #32214.....  $        6
       1    9.50%, 7/15/09, Pool #34487.....           1
      71    9.50%, 9/15/09, Pool #34878.....          79
      11    9.50%, 10/15/09, Pool #36804....          12
       9    11.00%, 11/15/09, Pool #37615...          10
      11    11.00%, 6/15/15, Pool #130125...          13
       6    9.00%, 5/15/16, Pool #149877....           7
      14    9.00%, 6/15/16, Pool #166130....          16
       1    9.00%, 6/15/16, Pool #157147....           1
      36    9.00%, 7/15/16, Pool #144968....          40
      11    9.00%, 7/15/16, Pool #167475....          12
      35    9.00%, 7/15/16, Pool #151273....          39
      27    9.00%, 7/15/16, Pool #158921....          30
      20    9.50%, 8/15/16, Pool #177531....          23
      15    9.00%, 9/15/16, Pool #179044....          16
      43    9.00%, 9/15/16, Pool #169908....          48
      15    9.00%, 10/15/16, Pool #173089...          17
      22    9.00%, 11/15/16, Pool #156478...          24
      26    9.00%, 11/15/16, Pool #183868...          29
       2    9.50%, 1/15/17, Pool #185619....           2
       3    9.00%, 2/15/17, Pool #201757....           4
      65    9.00%, 2/15/17, Pool #195058....          73
      39    9.00%, 6/15/17, Pool #219079....          44

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     4    9.00%, 8/15/17, Pool #225825....  $        4
       7    9.50%, 8/15/17, Pool #218841....           8
      99    9.50%, 8/15/17, Pool #201217....         112
      40    9.00%, 6/15/18, Pool #238161....          44
      20    9.50%, 8/15/18, Pool #248390....          23
      15    9.50%, 12/15/18, Pool #263400...          17
      28    10.00%, 4/15/19, Pool #257047...          32
      14    10.00%, 5/15/19, Pool #269607...          16
       2    9.00%, 10/15/19, Pool #267676...           2
       5    9.00%, 11/15/19, Pool #162768...           5
      59    9.50%, 12/15/19, Pool #281696...          66
       5    9.00%, 1/15/20, Pool #283138....           6
       5    9.00%, 2/15/20, Pool #276157....           5
      10    9.50%, 9/15/20, Pool #292918....          11
      17    9.50%, 12/15/20, Pool #291865...          19
   2,451    9.00%, 8/15/21, Pool #306081....       2,729
     700    9.00%, 12/15/21, Pool #780284...         780
      11    7.50%, 2/15/22, Pool #324025....          12
     119    8.00%, 7/15/22, Pool #321560....         130
     200    7.50%, 8/15/22, Pool #337141....         216
      11    7.00%, 10/15/22, Pool #337175...          11
      36    7.00%, 11/15/22, Pool #323008...          39
      12    7.00%, 12/15/22, Pool #339969...          13
      86    7.00%, 1/15/23, Pool #346214....          92
     119    7.00%, 1/15/23, Pool #332022....         127
      88    7.00%, 1/15/23, Pool #342248....          94
      21    7.00%, 1/15/23, Pool #321675....          22
      60    7.00%, 1/15/23, Pool #341536....          64

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      108
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    15    7.00%, 3/15/23, Pool #350110....  $       16
   1,237    7.00%, 4/15/23, Pool #348645....       1,321
     165    6.50%, 5/15/23, Pool #343208....         174
     193    7.00%, 5/15/23, Pool #351041....         206
      17    7.00%, 5/15/23, Pool #338005....          18
     257    7.00%, 5/15/23, Pool #346572....         274
     202    7.00%, 5/15/23, Pool #221604....         216
     195    7.00%, 5/15/23, Pool #342348....         208
      29    6.50%, 6/15/23, Pool #358250....          31
      19    6.50%, 6/15/23, Pool #349788....          20
     141    6.50%, 6/15/23, Pool #348677....         149
      42    6.50%, 6/15/23, Pool #346624....          44
   1,428    7.50%, 6/15/23, Pool #359588....       1,536
   1,115    7.50%, 6/15/23, Pool #358801....       1,199
     198    6.50%, 7/15/23, Pool #322200....         209
      19    7.00%, 7/15/23, Pool #360697....          20
     103    7.00%, 7/15/23, Pool #360889....         110
      88    7.00%, 7/15/23, Pool #358382....          94
     141    7.00%, 7/15/23, Pool #353569....         151
      45    7.00%, 7/15/23, Pool #357782....          48
     330    7.00%, 7/15/23, Pool #346673....         353
       8    7.00%, 7/15/23, Pool #350709....           9
       9    7.00%, 7/15/23, Pool #354538....          10
     300    7.00%, 7/15/23, Pool #362982....         320
      59    7.00%, 7/15/23, Pool #325977....          63
     131    6.50%, 8/15/23, Pool #344505....         139
     258    6.50%, 8/15/23, Pool #353137....         274
     217    6.50%, 8/15/23, Pool #356717....         230
      67    6.50%, 8/15/23, Pool #360738....          71
      51    6.50%, 8/15/23, Pool #360713....          54
      39    6.50%, 8/15/23, Pool #359027....          41

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   305    6.50%, 9/15/23, Pool #345375....  $      323
      15    6.50%, 9/15/23, Pool #339041....          16
     278    6.00%, 10/15/23, Pool #364717...         292
     161    6.00%, 10/15/23, Pool #345389...         169
      27    6.00%, 10/15/23, Pool #370006...          28
      96    6.50%, 10/15/23, Pool #345391...         101
   1,054    8.00%, 10/15/23, Pool #354681...       1,153
     183    6.50%, 11/15/23, Pool #369356...         194
       8    6.50%, 11/15/23, Pool #370927...           9
      33    6.50%, 12/15/23, Pool #365740...          35
     235    6.50%, 12/15/23, Pool #369830...         249
      60    6.50%, 12/15/23, Pool #349944...          63
     311    6.50%, 12/15/23, Pool #349265...         329
      15    6.50%, 12/15/23, Pool #370289...          16
     226    6.50%, 1/15/24, Pool #379127....         239
     220    6.50%, 2/15/24, Pool #371999....         233
     833    6.50%, 2/15/24, Pool #362341....         881
      53    6.50%, 2/15/24, Pool #380818....          56
     144    6.50%, 2/15/24, Pool #370338....         152

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      109

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   218    6.50%, 2/15/24, Pool #389200....  $      231
   8,983    6.50%, 2/15/24, Pool #354747....       9,505
     933    7.00%, 2/16/24, Series 96-21,
              Class D.......................         949
     219    7.00%, 3/15/24, Pool #391552....         234
     701    7.00%, 3/15/24, Pool #379328....         748
   1,070    7.00%, 4/15/24, Pool #379001....       1,142
     422    7.00%, 4/15/24, Pool #355128....         450
     120    7.50%, 6/15/24, Pool #388747....         129
      24    7.50%, 6/15/24, Pool #389827....          26
     512    8.00%, 9/15/24, Pool #403212....         560
      65    8.00%, 9/15/24, Pool #393908....          71
     206    8.50%, 10/15/24, Pool #407073...         227
   1,622    9.00%, 11/15/24, Pool #780029...       1,807
      35    7.50%, 6/15/25, Pool #401860....          38
      21    8.00%, 6/15/25, Pool #385370....          23
     386    8.00%, 7/15/25, Pool #377557....         421
     700    6.50%, 9/16/25, Series 96-6,
              Class PK......................         754
     465    7.25%, 12/15/25, Pool #411361...         497
     888    7.50%, 3/15/26, Pool #422308....         951
      59    7.50%, 3/15/26, Pool #381163....          63
   1,613    8.00%, 7/15/26, Pool #412644....       1,759
      34    8.00%, 8/15/26, Pool #436445....          37
     833    8.00%, 11/20/26, Pool #2324.....         903
   1,885    8.00%, 12/20/26, Pool #2344.....       2,044
     461    7.50%, 3/15/27, Pool #432398....         493
  14,500    6.50%, 6/20/27, Series 97-19,
              Class PJ......................      15,176
     768    5.75%, 7/20/27, Pool #80094*....         791
  15,000    6.25%, 8/20/27, Series 98-1,
              Class PD......................      15,758
   2,806    8.00%, 11/20/27, Pool #2512.....       3,033
   2,018    7.50%, 1/15/28, Pool #461625....       2,155
   3,459    7.50%, 2/15/28, Pool #462562....       3,695
      35    7.00%, 6/15/28, Pool #472679....          38

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $10,800    7.50%, 9/16/28, Series 99-33B,
              Class PQ......................  $   11,501
   5,000    6.50%, 9/20/28, Series 98-22,
              Class PD......................       5,347
   4,500    6.00%, 5/20/29, Series 99-17,
              Class L.......................       4,761
   6,000    6.50%, 3/16/31, Series 01-10,
              Class PE......................       6,465
   5,838    6.50%, 12/20/31, Series 01-64,
              Class PB......................       6,127
   6,794    6.50%, 4/1/32, Pool #545639.....       7,079
                                              ----------
                                                 124,817
                                              ----------
  Total U.S. Government Agency Mortgages         605,188
                                              ----------
U.S. GOVERNMENT AGENCY SECURITIES (12.4%):
Fannie Mae (5.2%):
  15,000    7.16%, 5/11/05..................      16,827
  10,000    5.88%, 2/2/06...................      11,037
   4,500    0.00%, 7/15/16..................       2,172
  16,000    0.00%, 10/9/19..................       6,169
   9,200    0.00%, 5/29/26..................       2,351
  10,000    6.50%, 2/28/33, Series 1A.......      10,548
   5,000    7.50%, 2/28/33, Series 2A.......       5,408
                                              ----------
                                                  54,512
                                              ----------
Federal Home Loan Bank (0.8%):
     500    7.50%, 8/10/04..................         545
   7,000    5.75%, 8/15/11..................       7,756
                                              ----------
                                                   8,301
                                              ----------
Financial Corporation STRIPS (0.8%):
     180    10/5/05.........................         169
     500    10/6/06.........................         449
   1,000    11/11/06........................         893
     334    12/27/05........................         310
     500    12/27/06........................         444
  15,500    12/6/18.........................       6,402
                                              ----------
                                                   8,667
                                              ----------

Continued

ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      110
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (0.5%):
 $   250    7.93%, 1/20/05..................  $      281
   5,000    3.50%, 9/15/07..................       5,110
                                              ----------
                                                   5,391
                                              ----------
Resolution Funding Corporation (5.1%):
  25,000    Principal STRIPS, 10/15/20......       9,410
  15,000    Principal STRIPS, 4/15/28.......       3,612
   5,000    Principal STRIPS, 4/15/30.......       1,127
  50,000    Principal STRIPS, 7/15/20.......      18,998
  53,000    Principal STRIPS, 7/15/20.......      20,276
                                              ----------
                                                  53,423
                                              ----------
  Total U.S. Government Agency Securities        130,294
                                              ----------
U.S. TREASURY OBLIGATIONS (23.5%):
U.S. Treasury Bonds (8.0%):
   1,000    9.38%, 2/15/06..................       1,220
  18,000    10.38%, 11/15/12................      24,064
  10,000    7.25%, 5/15/16..................      12,808
  31,250    8.13%, 8/15/19..................      43,538
   2,500    7.13%, 2/15/23..................       3,220
                                              ----------
                                                  84,850
                                              ----------
U.S. Treasury Inflation Protected Bonds (2.4%):
  22,438    3.63%, 1/15/08..................      24,626
                                              ----------
U.S. Treasury Notes (7.6%):
  20,000    3.50%, 11/15/06.................      20,819
  25,000    6.13%, 8/15/07..................      28,756
  10,000    5.50%, 5/15/09..................      11,349
   1,500    10.38%, 11/15/09................       1,738
  15,000    5.00%, 8/15/11..................      16,453
                                              ----------
                                                  79,115
                                              ----------

 Shares
   or
Principal               Security
 Amount               Description               Value
---------   --------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (5.5%):
 $50,000    11/15/09........................  $   38,733
  10,000    5/15/15.........................       5,601
  32,000    5/15/20.........................      13,051
                                              ----------
                                                  57,385
                                              ----------
  Total U.S. Treasury Obligations                245,976
                                              ----------
INVESTMENT COMPANIES (4.0%):
  41,864    One Group Government Money
              Market Fund, Class I..........      41,864
                                              ----------
  Total Investment Companies                      41,864
                                              ----------
REPURCHASE AGREEMENT (3.7%):
 $38,283    State Street Bank and Trust,
              1.00%, 1/2/03 (Proceeds at
              maturity $38,285
              collateralized by various U.S.
              Government Securities)........      38,283
                                              ----------
  Total Repurchase Agreement                      38,283
                                              ----------
Total (Cost $981,933) (a)                     $1,061,605
                                              ==========

------------
Percentages indicated are based on net assets of $1,047,516.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $80,605
                   Unrealized depreciation......................     (933)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $79,672
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2002.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (0.2%):
Banking, Finance & Insurance (0.2%):
 $   613    Private Export Funding Corp.,
              6.86%, 4/30/04..................  $    642
                                                --------
  Total U.S. Government Sponsored and Agency
  Obligations                                        642
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (27.8%):
Federal Farm Credit Bank (11.2%):
   7,000    7.16%, 5/15/06....................     8,056
   3,100    7.60%, 7/24/06....................     3,629
     300    6.52%, 9/24/07....................       346
     800    5.75%, 1/25/08....................       898
   3,000    5.83%, 2/11/08....................     3,381
   2,000    5.87%, 9/2/08.....................     2,257
   1,720    6.82%, 3/16/09....................     2,030
   5,350    6.75%, 7/7/09.....................     6,333
     360    6.20%, 11/30/09...................       413
     210    7.06%, 5/24/10....................       252
   2,000    5.93%, 7/6/10.....................     2,253
     855    6.90%, 9/1/10.....................     1,019
                                                --------
                                                  30,867
                                                --------
Federal Home Loan Bank (11.7%):
   4,000    8.22%, 11/17/04...................     4,472
   1,265    5.93%, 4/9/08.....................     1,432
   5,000    5.89%, 7/7/08.....................     5,660
   2,750    5.88%, 11/25/08...................     2,852
     250    5.49%, 12/22/08...................       277
   8,000    5.61%, 2/11/09....................     8,929
     675    6.20%, 6/2/09.....................       777
   5,000    6.21%, 6/2/09, Series GA09........     5,755
     100    7.03%, 7/14/09....................       120
   1,000    6.50%, 11/13/09...................     1,168
     690    7.38%, 2/12/10....................       843
                                                --------
                                                  32,285
                                                --------
Student Loan Marketing Association (1.1%):
   1,450    6.75%, 8/1/03.....................     1,496
     250    6.25%, 12/1/08....................       287
   1,000    7.30%, 8/1/12.....................     1,238
                                                --------
                                                   3,021
                                                --------

 Shares
   or
Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Tennessee Valley Authority (3.8%):
 $ 1,375    New Valley Generation I, 7.30%,
              3/15/19.........................  $  1,643
   8,000    5.63%, 1/18/11....................     8,818
                                                --------
                                                  10,461
                                                --------
  Total U.S. Government Agency Securities         76,634
                                                --------
U.S. TREASURY OBLIGATIONS (68.4%):
U.S. Treasury Bonds (36.4%):
  20,000    11.88%, 11/15/03..................    21,832
   9,966    12.75%, 11/15/10..................    12,901
  37,400    10.38%, 11/15/12..................    50,000
  12,000    7.25%, 5/15/16....................    15,369
                                                --------
                                                 100,102
                                                --------
U.S. Treasury Inflation Protected Bonds (1.8%):
   4,576    3.38%, 1/15/07....................     4,957
                                                --------
U.S. Treasury Notes (30.2%):
   8,000    6.25%, 2/15/03....................     8,050
  40,500    5.75%, 8/15/03....................    41,644
  14,400    7.25%, 8/15/04....................    15,756
   7,400    7.88%, 11/15/04...................     8,266
   7,000    5.75%, 11/15/05...................     7,740
   1,500    5.75%, 8/15/10....................     1,725
                                                --------
                                                  83,181
                                                --------
  Total U.S. Treasury Obligations                188,240
                                                --------
INVESTMENT COMPANIES (2.3%):
   6,238    One Group Treasury Only Money
              Market Fund, Class I............     6,238
                                                --------
  Total Investment Companies                       6,238
                                                --------
Total (Cost $256,687) (a)                       $271,754
                                                ========

------------
Percentages indicated are based on net assets of $275,285.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................   $15,070
                   Unrealized depreciation......................        (3)
                                                                   -------
                   Net unrealized appreciation (depreciation)...   $15,067
                                                                   =======

Aggregate cost for federal income tax purposes is substantially the same. See notes to financial statements.

                                      112
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
 CORPORATE BONDS (95.1%):
Aerospace & Defense (0.1%):
 $  825     K&F Industries, 9.63%,
              12/15/10 (b).....................  $    844
                                                 --------
Air Transport (1.7%):
  2,142     American Airlines, Inc., 6.98%,
              4/1/11, Series 01-2, Class A.....     2,070
  1,520     Atlantic Coast Airlines, Inc.,
              8.75%, 1/1/07 (b)................     1,242
  3,000     Continental Airlines, Inc., 6.32%,
              11/1/08..........................     2,687
  2,850     Delta Air Lines, Inc., 6.65%,
              3/15/04..........................     2,395
  1,000     Northwest Airlines, Inc., 8.52%,
              4/7/04...........................       850
  2,137     Northwest Airlines, Inc., 7.63%,
              3/15/05..........................     1,464
                                                 --------
                                                   10,708
                                                 --------
Automotive (3.1%):
  2,950     Asbury Automotive Group, 9.00%,
              6/15/12..........................     2,580
  1,625     Collins & Aikman Products, 11.50%,
              4/15/06..........................     1,373
  1,750     Collins & Aikman Products, 10.75%,
              12/31/11.........................     1,676
  2,000     Dana Corp., 6.25%, 3/1/04..........     1,980
    300     Delco Remy International, Inc.,
              10.63%, 8/1/06 (b)...............       156
  2,050     Delco Remy International, Inc.,
              11.00%, 5/1/09...................     1,066
  1,500     Dura Operating Corp., 9.00%,
              5/1/09...........................     1,373
  1,750     Dura Operating Corp., 8.63%,
              4/15/12..........................     1,768
  1,250     Hayes Lemmerz International, Inc.,
              11.88%, 6/15/06 (b) (c)..........       706
    610     Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07 (c)...............        17
  1,740     Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07 (c)...............        48
  1,000     Intermet Corp., 9.75%, 6/15/09.....       905
  1,500     Metaldyne Corp., 11.00%, 6/15/12...     1,238
  2,000     Oshkosh Truck Corp., 8.75%,
              3/1/08...........................     2,067
  2,000     United Auto Group, Inc., 9.63%,
              3/15/12 (b)......................     1,950
                                                 --------
                                                   18,903
                                                 --------
Beverages & Tobacco (1.4%):
  3,000     Constellation Brands, Inc., 8.00%,
              2/15/08..........................     3,165
    250     Constellation Brands, Inc., 8.13%,
              1/15/12 (b)......................       260

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Beverages & Tobacco, continued:
 $3,000     Cott Beverages, Inc., 8.00%,
              12/15/11.........................  $  3,195
  2,000     National Wine & Spirits, 10.13%,
              1/15/09..........................     2,020
                                                 --------
                                                    8,640
                                                 --------
Broadcast Radio & TV (4.9%):
  2,000     Canwest Media, Inc., 10.63%,
              5/15/11..........................     2,145
  2,000     Corus Entertainment, Inc., 8.75%,
              3/1/12...........................     2,128
  1,935     Cumulus Media, Inc., 10.38%,
              7/1/08...........................     2,092
    500     Entravision Communications Corp.,
              8.13%, 3/15/09...................       523
  3,704     Granite Broadcasting Corp., 10.38%,
              5/15/05..........................     3,222
  1,500     Gray Communication System, Inc.,
              9.25%, 12/15/11 (b)..............     1,622
  2,750     Nexstar Finance LLC, Inc., 12.00%,
              4/1/08...........................     2,998
  2,750     Primedia, Inc., 7.63%, 4/1/08......     2,461
  2,000     Primedia, Inc., 8.88%, 5/15/11.....     1,820
  2,699     Salem Communications Corp., 9.50%,
              10/1/07..........................     2,831
  2,965     Salem Communications Corp., 7.75%,
              12/15/10.........................     2,972
  1,000     Sinclair Broadcast Group, 8.75%,
              12/15/11.........................     1,081
  2,100     Spanish Broadcasting System, 9.63%,
              11/1/09..........................     2,184
  1,500     Susquehanna Media Co., 8.50%,
              5/15/09..........................     1,556
    750     Tri-State Outdoor Media, 11.00%,
              5/15/08 (c)......................       492
                                                 --------
                                                   30,127
                                                 --------
Building & Development (1.3%):
  2,000     Corrections Corporation of America,
              9.88%, 5/1/09 (b)................     2,130
    900     D.R. Horton, Inc., 7.50%,
              12/1/07..........................       887
  3,290     MMI Products, Inc., 11.25%,
              4/15/07..........................     3,046
  1,750     NCI Building Systems, Inc., Series
              B, 9.25%, 5/1/09.................     1,792
                                                 --------
                                                    7,855
                                                 --------

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      113

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
 Business Equipment & Services (1.2%):
 $1,000     Day International Group, Inc.,
              11.13%, 6/1/05...................  $  1,025
  1,250     Integrated Electric Services,
              9.38%, 2/1/09....................     1,156
    700     Iron Mountain, Inc., 8.63%,
              4/1/13...........................       735
    609     Knoll, Inc., 10.88%, 3/15/06.......       582
  1,500     Pierce Leahy Corp., 8.13%,
              5/15/08..........................     1,541
  1,250     Xerox Corp., 5.50%, 11/15/03.......     1,225
  1,250     Xerox Corp., 9.75%, 1/15/09 (b)....     1,206
                                                 --------
                                                    7,470
                                                 --------
Cable Television (4.3%):
  1,000     Adelphia Communications, 9.25%,
              10/1/02 (c)......................       370
  2,000     Adelphia Communications, 7.50%,
              1/15/04 (c)......................       750
  1,725     Adelphia Communications, 9.38%,
              11/15/09 (c).....................       673
  1,310     Century Communications, 9.50%,
              3/1/05 (c).......................       347
  3,500     Charter Communications Holdings,
              Inc., 10.25%, 1/15/10............     1,575
    500     Charter Communications Holdings,
              Inc., 11.13%, 1/15/11............       229
    500     Charter Communications Holdings,
              Inc., Step Bond, 0.00%,
              5/15/11..........................       128
  2,575     Classic Cable, Inc., Series B,
              9.38%, 8/1/09 (c)................       322
    650     Classic Cable, Inc., 10.50%, 3/1/10
              (c)..............................        81
    250     CSC Holdings, Inc., 7.88%,
              12/15/07.........................       242
  3,000     CSC Holdings, Inc., 7.25%,
              7/15/08..........................     2,809
  1,500     CSC Holdings, Inc., 7.63%,
              4/1/11...........................     1,416
    225     CSC Holdings, Inc., 9.88%,
              2/15/13..........................       221
  3,000     Echostar DBS Corp., 9.13%,
              1/15/09..........................     3,172
  3,500     Insight Communications, Step Bond,
              0.00%, 2/15/11...................     1,947
  2,250     Insight Midwest, 10.50%, 11/1/10...     2,199
    275     Lenfest Communications, 8.25%,
              2/15/08..........................       289
  2,750     Mediacom LLC, Series B, 8.50%,
              4/15/08..........................     2,489
  1,050     Mediacom LLC, 9.50%, 1/15/13.......       950
  4,000     Panamsat Corp., 8.50%, 2/1/12......     3,839
    750     RCN Corp., 10.13%, 1/15/10.........       161
  1,500     RCN Corp., Step Bond, 0.00%,
              2/15/08..........................       285

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Cable Television, continued:
 $  535     Rogers Cablesystems Ltd., 10.00%,
              3/15/05..........................  $    554
    900     Rogers Communications, 8.88%,
              7/15/07..........................       864
  4,000     TeleWest Communication PLC., Series
              B, 11.00%, 10/1/07...............       740
    300     UIH Australia/Pacific, Inc., Series
              B, 14.00%, 5/15/06 (c)...........         0
                                                 --------
                                                   26,652
                                                 --------
Cellular & Wireless Telecommunications (5.8%):
  2,350     Alamosa Delaware, Inc., 13.63%,
              8/15/11..........................       787
  3,000     American Cellular Corp., 9.50%,
              10/15/09.........................       585
  1,795     American Tower Corp., 9.38%,
              2/1/09...........................     1,409
    343     Arch Wireless Holdings, Inc,
              10.00%, 5/15/07..................       321
    239     Arch Wireless Holdings, Inc.,
              12.00%, 5/15/09..................       140
  5,000     Centennial Communications, 10.75%,
              12/15/08.........................     2,725
  4,000     Crown Castle International Corp.,
              9.50%, 8/1/11....................     3,280
    650     Crown Castle International Corp.,
              10.75%, 8/1/11...................       572
    600     Dobson/Sygnet Communications,
              12.25%, 12/15/08.................       462
  1,800     Horizon PCS, Inc., 13.75%,
              6/15/11..........................       351
    500     Nextel Communications, Inc.,
              10.65%, 9/15/07..................       480
  4,500     Nextel Communications, Inc., 9.38%,
              11/15/09.........................     4,094
  2,000     Rogers Wireless Communications,
              Inc., 8.80%, 10/1/07.............     1,690
    500     Rogers Wireless Communications,
              Inc., 9.63%, 5/1/11..............       475
  2,318     Rural Cellular Corp., 3.79%,
              5/15/08..........................     2,063
  2,086     Rural Cellular Corp., Series B,
              9.63%, 5/15/08...................     1,262
  1,000     Rural Cellular Corp., 9.75%,
              1/15/10..........................       605
  1,750     SBA Communications Corp., 10.25%,
              2/1/09...........................       954

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      114
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Cellular & Wireless Telecommunications, continued:
 $2,735     SBA Communications Corp., Step
              Bond, 0.00%, 3/1/08..............  $  1,463
  3,633     Telecorp PCS, Inc., Step Bond,
              0.00%, 4/15/09...................     3,442
    650     Tritel PCS, Inc., 10.38%,
              1/15/11..........................       699
  2,437     Tritel PCS, Inc., Step Bond, 0.00%,
              5/15/09..........................     2,279
  2,000     Triton PCS, Inc., 9.38%, 2/1/11....     1,670
  1,750     Triton PCS, Inc., Step Bond, 0.00%,
              5/1/08...........................     1,466
  2,750     TSI Telecommunication, Series B,
              12.75%, 2/1/09...................     2,461
                                                 --------
                                                   35,735
                                                 --------
Chemicals & Plastics (6.6%):
  1,000     Applied Extrusion Technologies,
              10.75%, 7/1/11...................       650
  4,400     Equistar Chemical, 10.13%,
              9/1/08...........................     4,025
    500     FMC Corp., 10.25%, 11/1/09 (b).....       543
    400     Huntsman Corp., LLC, 9.50%,
              7/1/07 (b).......................       300
  3,350     Huntsman ICI Chemicals, 10.13%,
              7/1/09...........................     2,797
  1,500     Huntsman International, LLC, 9.88%,
              3/1/09...........................     1,508
    140     IMC Global, Inc., 6.55%, 1/15/05...       134
    750     IMC Global, Inc., 7.63%, 11/1/05...       721
  2,000     IMC Global, Inc., 10.88%, 6/1/08...     2,180
  3,350     ISP Chemco, 10.25%, 7/1/11.........     3,484
  2,000     Lyondell Chemical Co., 9.88%,
              5/1/07...........................     1,930
  2,500     Lyondell Chemical Co., 11.13%,
              7/15/12..........................     2,475
  1,500     Millennium America, Inc., 7.00%,
              11/15/06.........................     1,457
  1,900     Millennium America, Inc., 9.25%,
              6/15/08..........................     1,990
    550     Millennium America, Inc., 9.25%,
              6/15/08 (b)......................       576
  2,650     Olin Corp., 9.13%, 12/15/11........     3,015
  1,000     OM Group, Inc., 9.25%, 12/15/11....       545
  2,915     Philipp Brothers Chemical, 9.88%,
              6/1/08...........................     1,472
  3,225     Polyone Corp., 8.88%, 5/1/12.......     2,746
  2,500     Scotts Co., 8.63%, 1/15/09.........     2,650
  3,725     Terra Capital, Inc., 12.88%,
              10/15/08.........................     4,022

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Chemicals & Plastics, continued:
 $1,500     Terra Industries, Inc., Series B,
              10.50%, 6/15/05..................  $  1,373
                                                 --------
                                                   40,593
                                                 --------
Clothing/Textiles (1.7%):
  1,900     Dan River, Inc., 10.13%,
              12/15/03.........................     1,482
    200     Dyersburg Corp., 9.75%,
              9/1/07 (c).......................         0
  3,300     Levi Strauss & Co., 6.80%,
              11/1/03..........................     3,267
  2,750     Levi Strauss & Co., 12.25%,
              12/15/12 (b).....................     2,709
  1,900     Phillips Van Heusen, 9.50%,
              5/1/08...........................     1,914
  3,425     Polymer Group, Inc., Series B,
              9.00%, 7/1/07 (c)................       702
  1,850     Westpoint Stevens, Inc., 7.88%,
              6/15/05..........................       583
                                                 --------
                                                   10,657
                                                 --------
Conglomerates (1.4%):
  2,680     Central Garden & Pet Company,
              6.00%, 11/15/03..................     2,573
  1,250     SPX Corp., 7.50%, 1/1/13...........     1,273
  3,400     Tyco International Group, 6.25%,
              6/15/03..........................     3,375
  1,500     Tyco International Group, 4.95%,
              8/1/03...........................     1,478
                                                 --------
                                                    8,699
                                                 --------
Container & Glass Products (2.3%):
  3,100     Alltrista Corp., 9.75%, 5/1/12.....     3,178
    250     BWAY Corp., 10.00%, 10/15/10 (b)...       261
  1,500     Constar International, 11.00%,
              12/1/12..........................     1,500
    291     Indesco International, Inc.,
              10.00%, 3/8/08...................       291
  4,000     Owens-Brockway, 8.88%, 2/15/09.....     4,139
  1,000     Owens-Brockway, 8.75%, 11/15/12
              (b)..............................     1,020
  4,000     Portola Packaging, Inc., 10.75%,
              10/1/05..........................     4,060
                                                 --------
                                                   14,449
                                                 --------
Cosmetics/Toiletries (1.0%):
  3,297     Chattem, Inc., Series B, 8.88%,
              4/1/08...........................     3,412
  1,425     Drypers Corp., Series B, 10.25%,
              6/15/07 (c)......................         0
  2,775     Home Products International, Inc.,
              9.63%, 5/15/08...................     2,484
                                                 --------
                                                    5,896
                                                 --------

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      115

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
 Drugs (0.7%):
 $1,000     IVAX Corp., 5.50%, 5/15/07.........  $    894
  4,000     IVAX Corp., 4.50%, 5/15/08.........     3,310
                                                 --------
                                                    4,204
                                                 --------
Ecological Services & Equipment (1.0%):
  5,000     Allied Waste North America, Series
              B, 8.88%, 4/1/08.................     5,100
  1,200     IESI Corp., 10.25%, 6/15/12 (b)....     1,164
    555     Safety-Kleen Services Corp., 9.25%,
              6/1/08 (c).......................         0
                                                 --------
                                                    6,264
                                                 --------
Electronics/Electric (3.5%):
  1,000     Fairchild Semiconductor, 10.50%,
              2/1/09...........................     1,085
  2,000     Flextronics International Ltd.,
              Series B, 8.75%, 10/15/07........     2,065
  2,350     Ingram Micro, Inc., 9.88%,
              8/15/08..........................     2,491
  1,000     Nortel Networks, Ltd., 6.13%,
              2/15/06..........................       675
  1,500     On Semiconductor Corp., 12.00%,
              5/15/08 (b)......................     1,110
  3,700     Seagate Technology, 8.00%, 5/15/09
              (b)..............................     3,848
  1,550     Solectron Corp., 9.63%, 2/15/09....     1,519
  1,850     Unisys Corp., 8.13%, 6/1/06........     1,938
  2,900     Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08....................     2,335
  1,000     Wesco Distribution, Inc., 9.13%,
              6/1/08...........................       805
  3,900     Windmere Durable Holdings, 10.00%,
              7/31/08..........................     3,899
                                                 --------
                                                   21,770
                                                 --------
Equipment Leasing (0.6%):
  1,650     Coinmach Corp., 9.00%, 2/1/10......     1,738
  1,500     National Equipment Services, Series
              D, 10.00%, 11/30/04..............       533
    175     National Equipment Services, Series
              B, 10.00%, 11/30/04..............        62
  1,400     Williams Scotsman, Inc., 9.88%,
              6/1/07...........................     1,302
                                                 --------
                                                    3,635
                                                 --------
Financial (3.0%):
  3,200     Americredit Corp., 9.25%, 5/1/09
              (b)..............................     2,513
    935     Capital One Financial Corp., 7.25%,
              12/1/03..........................       908
  1,000     Capital One Financial Corp., Series
              BKNT, 6.50%, 7/30/04.............       978

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Financial, continued:
 $1,000     Capital One Financial Corp., 6.88%,
              2/1/06...........................  $    968
    900     Capital One Financial Corp., 7.25%,
              5/1/06...........................       864
  1,215     Capital One Financial Corp., 8.75%,
              2/1/07...........................     1,189
    900     Ford Motor Credit Co., 6.88%,
              2/1/06...........................       902
  2,000     Ford Motor Credit Co., 6.50%,
              1/25/07..........................     1,977
    750     Istar Financial, Inc., 8.75%,
              8/15/08 (b)......................       799
  2,200     Riggs Capital Trust, 8.63%,
              12/31/26.........................     2,019
  2,550     Riggs Capital Trust II, 8.88%,
              3/15/27..........................     2,366
  2,200     Western Financial Bank, FSB, 9.63%,
              5/15/12..........................     2,145
  1,000     Xerox Credit Corp., 6.10%,
              12/16/03.........................       971
                                                 --------
                                                   18,599
                                                 --------
Food & Drug Retailers (1.7%):
    700     B&G Foods, Inc., 9.63%, 8/1/07.....       724
  4,886     Chiquita Brands International,
              Inc., 10.56%, 3/15/09............     5,026
  3,000     Great Atlantic & Pacific Tea,
              7.75%, 4/15/07...................     2,175
  1,000     Roundy's, Inc., 8.88%,
              6/15/12 (b)......................       985
  1,338     Southland Corp., 4.50%, 6/15/04....     1,279
                                                 --------
                                                   10,189
                                                 --------
Food Products (0.6%):
  3,750     Corn Products International, Inc.,
              8.25%, 7/15/07...................     3,796
                                                 --------
Food Service (3.0%):
  2,950     Apple South, Inc., 9.75%, 6/1/06...       959
  1,000     Avado Brands, Inc., 11.75%,
              6/15/09..........................       125
  1,700     CKE Restaurants, Inc., 4.25%,
              3/15/04..........................     1,617
  2,000     CKE Restaurants, Inc., 9.13%,
              5/1/09...........................     1,770
    500     Del Monte, 8.63%, 12/15/12 (b).....       513
  3,450     Friendly Ice Cream Corp., 10.50%,
              12/1/07..........................     3,423
  3,275     Land O' Lakes, Inc., 8.75%,
              11/15/11.........................     1,834

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      116
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Food Service, continued:
 $  880     Pierre Foods, Inc., 10.75%,
              6/1/06...........................  $    664
  2,000     Premium Standard Farms, 9.25%,
              6/15/11..........................     1,650
  1,250     Sbarro, Inc., 11.00%, 9/15/09......     1,169
  3,270     Swift & Co., 10.13%, 10/1/09 (b)...     3,107
  1,875     Volume Services, 11.25%, 3/1/09....     1,791
                                                 --------
                                                   18,622
                                                 --------
Forest Products (4.1%):
  2,150     Ainsworth Lumber, 12.50%, 7/15/07..     2,247
    900     Ainsworth Lumber, 13.88%, 7/15/07..       968
  2,897     Alabama Pine Pulp Co., Inc.,
              Tranche A Term Loan Facility,
              5.38%, 6/30/03...................     1,449
  3,113     American Tissue, Inc., Series B,
              12.50%, 7/15/06 (c)..............       638
  4,025     Appleton Papers, Inc., 12.50%,
              12/15/08.........................     4,422
    875     Buckeye Cellulose Corp., 8.50%,
              12/15/05.........................       796
  2,575     Buckeye Technologies, Inc., 9.25%,
              9/15/08..........................     2,227
  1,050     Buckeye Technologies, Inc., 8.00%,
              10/15/10.........................       853
  2,000     Caraustar Industries, Inc., 9.88%,
              4/1/11...........................     2,070
    750     Fibermark, Inc., 10.75%, 4/15/11...       761
  3,600     Millar Western Forest, 9.88%,
              5/15/08..........................     3,438
  1,500     Pacifica Papers, Inc., 10.00%,
              3/15/09..........................     1,594
  2,000     Pope & Talbot, 8.38%, 6/1/13.......     1,745
  2,000     Specialty Paper, 9.38%, 10/15/06...     1,900
                                                 --------
                                                   25,108
                                                 --------
Health Care (8.6%):
  1,870     AdvancePCS, 8.50%, 4/1/08..........     1,954
  3,000     Alaris Medical Systems, 9.75%,
              12/1/06..........................     3,015
  2,000     Alaris Medical Systems, 11.63%,
              12/1/06..........................     2,268
  4,882     Alderwoods Group, 12.25%, 1/2/09...     4,466
  1,000     Alliance Imaging, 10.38%, 4/15/11..       980
    500     Amerisource Bergen Corp., 7.25%,
              11/15/12 (b).....................       515
  1,350     Concentra Operating Corp., 13.00%,
              8/15/09..........................     1,370

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
 $4,000     Extendicare Health Services, 9.35%,
              12/15/07 (b).....................  $  3,340
    250     Extendicare Health Services, 9.50%,
              7/1/10...........................       244
     75     Fisher Scientific International,
              Inc., 9.00%, 2/1/08..............        79
  1,825     Fisher Scientific International,
              Inc., 9.00%, 2/1/08..............     1,912
    500     Fresenius Medical Care Capital
              Trust, Series IV, 7.88%,
              6/15/11..........................       488
  1,000     Hanger Orthopedic Group, 10.38%,
              2/15/09..........................     1,040
  1,100     Hanger Orthopedic Group, 11.25%,
              6/15/09..........................     1,139
  3,000     HCA-The Healthcare Company, 8.75%,
              9/1/10...........................     3,457
  3,900     HCR Manor Care, 7.50%, 6/15/06.....     4,053
    500     HCR Manor Care, 8.00%, 3/1/08......       530
    500     Healthsouth Corp., 8.50%, 2/1/08...       433
  1,900     Healthsouth Corp., 10.75%,
              10/1/08..........................     1,615
  1,350     Healthsouth Corp., 7.63%, 6/1/12...     1,121
    700     Magellan Health Services, 9.38%,
              11/15/07 (b).....................       557
  1,500     Magellan Health Services, 9.00%,
              2/15/08..........................       386
  2,350     NDCHealth Corp, 10.50%, 12/1/12
              (b)..............................     2,362
  3,200     Prime Medical Services, Inc.,
              8.75%, 4/1/08....................     2,976
  2,200     Rotech Healthcare, Inc., 9.50%,
              4/1/12 (b).......................     2,214
  4,650     Senior Housing Trust, 8.63%,
              1/15/12..........................     4,603
  4,500     US Oncology, Inc., 9.63%, 2/1/12...     4,589
  2,000     Ventas Realty, 9.00%, 5/1/12.......     2,100
                                                 --------
                                                   53,806
                                                 --------
Hotels/Motels/Inns & Casinos (3.2%):
  2,000     Boyd Gaming Corp., 7.75%,
              12/15/12 (b).....................     1,968
  1,000     Felcor Lodging LP, 9.50%,
              9/15/08..........................     1,025
  1,400     Felcor Lodging LP, 8.50%, 6/1/11...     1,386
  1,900     Hilton Hotels Corp., 7.63%,
              5/15/08..........................     1,946
    500     Hilton Hotels Corp., 7.63%,
              12/1/12..........................       506

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      117

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Hotels/Motels/Inns & Casinos, continued:
 $1,000     HMH Properties, Inc., Series B,
              7.88%, 8/1/08....................  $    975
  1,000     Isle Of Capri Casinos, 8.75%,
              4/15/09..........................     1,033
  2,500     Isle of Capri Casinos, 9.00%,
              3/15/12..........................     2,613
  2,000     John Q. Hamons Hotels, Inc., 8.88%,
              5/15/12..........................     2,020
  2,150     Mohegan Tribal Gaming, 8.13%,
              1/1/06...........................     2,274
  2,900     Park Place Entertainment, 7.88%,
              3/15/10..........................     2,964
  1,000     Prime Hospitality, 8.38%, 5/1/12...       975
    300     Turning Stone Casino, 9.13%,
              12/15/10 (b).....................       308
                                                 --------
                                                   19,993
                                                 --------
Industrial Equipment (0.9%):
  1,000     Airxcel, Inc., 11.00%, 11/15/07....       795
    830     Anchor Lamina, Inc., 9.88%,
              2/1/08...........................       295
  1,475     Key Components LLC., 10.50%,
              6/1/08...........................     1,431
  1,000     Park-Ohio Industries, Inc., 9.25%,
              12/1/07..........................       655
    500     Precision Partners, Inc., 12.00%,
              3/15/09 (c)......................       169
    750     Rexnord Corp., 10.13%, 12/15/12
              (b)..............................       773
  1,800     UCAR Finance, Inc., 10.25%,
              2/15/12..........................     1,439
                                                 --------
                                                    5,557
                                                 --------
Insurance (1.0%):
  3,800     Americo Life Insurance, Inc.,
              9.25%, 6/1/05....................     3,677
  2,000     Conseco, Inc., 8.75%, 8/9/06 (b)
              (c)..............................       510
  1,625     Conseco, Inc., 10.75%, 6/15/09 (b)
              (c)..............................       414
  1,500     Fairfax Financial Holdings, 7.75%,
              12/15/03.........................     1,444
                                                 --------
                                                    6,045
                                                 --------
Leisure (3.4%):
  4,700     AMC Entertainment Inc., 9.50%,
              3/15/09..........................     4,676
  3,000     Bally Total Fitness Holdings,
              Series D, 9.88%, 10/15/07........     2,625
    750     Premier Parks, Inc., 9.75%,
              6/15/07..........................       731
    875     Premier Parks, Inc., Step Bond,
              0.00%, 4/1/08....................       851

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Leisure, continued:
 $3,550     Regal Cinemas, Inc., 9.38%,
              2/1/12...........................  $  3,799
  3,000     Royal Caribbean Cruises, 7.25%,
              8/15/06..........................     2,775
  1,000     Royal Caribbean Cruises, 6.75%,
              3/15/08..........................       880
  2,350     Six Flags, Inc., 9.50%, 2/1/09.....     2,280
  2,000     Speedway Motorsports, Inc., Series
              D, 8.50%, 8/15/07................     2,090
                                                 --------
                                                   20,707
                                                 --------
Nonferrous Metals & Minerals (1.1%):
  2,955     Better Minerals & Aggregates,
              13.00%, 9/15/09..................     1,079
  3,250     Earle M. Jorgensen Co., 9.75%,
              6/1/12...........................     3,323
  1,475     Horizon Natural Resources, 11.75%,
              5/8/09...........................        22
  4,250     Oglebay Norton Co., 10.00%,
              2/1/09...........................     2,189
                                                 --------
                                                    6,613
                                                 --------
Oil & Gas (5.0%):
  3,800     Baytex Energy Ltd., 10.50%,
              2/15/11..........................     4,010
  2,000     Chesapeake Energy Corp., 9.00%,
              8/15/12..........................     2,130
  2,596     Coho Energy, 15.00%, 3/31/07 (b)
              (c)..............................       649
  2,500     Compton Petroleum Corp., 9.90%,
              5/15/09..........................     2,613
  1,000     Ferrellgas Partners, LP, 8.75%,
              6/15/12..........................     1,040
  1,250     Forest Oil Corp., 7.75%, 5/1/14....     1,281
    350     Giant Industries, 9.00%, 9/1/07....       243
  2,600     Houston Exploration Co., 8.63%,
              1/1/08...........................     2,691
    475     Lone Star Technologies, 9.00%,
              6/1/11...........................       439
  2,200     Nuevo Energy Co., 9.38%, 10/1/10...     2,266
    316     Orion Refining Corp., Series B,
              Senior Secured Bridge Note,
              14.00%, 6/1/10 (b)...............        79
  1,533     Orion Refining Corp., 10.00%,
              11/15/10 (b).....................         0
    410     Parker Drilling Corp., 9.75%,
              11/15/06.........................       418
  2,000     Parker Drilling Corp., 10.13%,
              11/15/09.........................     2,070

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      118
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
 $1,250     Pioneer Natural Resource, 6.50%,
              1/15/08..........................  $  1,286
    900     Pioneer Natural Resource, 7.50%,
              4/15/12..........................       975
    750     Pogo Producing Co., Series B,
              8.75%, 5/15/07...................       787
    250     Pogo Producing Co., 8.25%,
              4/15/11..........................       265
  1,500     Pride International, Inc., 9.38%,
              5/1/07...........................     1,575
    500     Western Oil Sands, Inc., 8.38%,
              5/1/12...........................       500
  2,450     Western Resources, Inc., 7.88%,
              5/1/07...........................     2,483
    750     Westport Resources Corp., 8.25%,
              11/1/11..........................       791
  1,000     Westport Resources Corp., 8.25%,
              11/1/11 (b)......................     1,055
  1,400     XTO Energy Inc, 7.50%, 4/15/12.....     1,495
                                                 --------
                                                   31,141
                                                 --------
Publishing (2.0%):
  2,500     Block Communications, Inc, 9.25%,
              4/15/09..........................     2,594
  2,880     Garden State Newspapers, Series B,
              8.75%, 10/1/09...................     2,937
  1,300     Liberty Group Publishing, 9.38%,
              2/1/08...........................     1,139
    500     Liberty Group Publishing, Step
              Bond, 0.00%, 2/1/09..............       278
  2,750     Perry-Judd, 10.63%, 12/15/07.......     2,767
  1,559     Phoenix Color Corp., 10.38%,
              2/1/09...........................     1,333
  1,500     World Color Press, Inc., 8.38%,
              11/15/08.........................     1,563
                                                 --------
                                                   12,611
                                                 --------
Rail Industries (0.3%):
  2,000     TFM S.A. de C.V. -- Grupo
              Transportacion Ferroviaria
              Mexicana, 11.75%, 6/15/09........     1,965
                                                 --------
Retailers (4.0%):
  1,250     Central Tractor, 10.63%,
              4/1/07 (c).......................         0
  3,750     CSK Auto, Inc., 12.00%, 6/15/06....     4,031
  2,000     Gap, Inc., 9.90%, 12/15/05.........     2,135
    795     Group 1 Automotive, Inc., 10.88%,
              3/1/09...........................       823
  2,100     Guitar Center, 11.00%, 7/1/06......     2,132
  3,200     JC Penney Co., Inc., 7.40%,
              4/1/37...........................     3,248

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Retailers, continued:
 $1,250     Mattress Discounters Corp., 12.63%,
              7/15/07 (c)......................  $    130
  2,240     Rose Hill Co., 9.50%, 11/15/04.....     2,050
  4,700     Saks, Inc., 8.25%, 11/15/08........     4,699
  2,000     Service Corp. International, 6.88%,
              10/1/07..........................     1,840
  4,000     Service Corp. International, 7.70%,
              4/15/09 (b)......................     3,760
                                                 --------
                                                   24,848
                                                 --------
Steel (2.0%):
  3,400     AK Steel Corp., 7.88%, 2/15/09.....     3,451
  1,250     LTV Corp., 0.00%, 11/15/09 (c).....         8
  1,841     NS Group, Inc., 13.50%, 7/15/03....     1,850
  1,550     Russel Metals, Inc., 10.00%,
              6/1/09...........................     1,643
  1,250     Ryerson Tull Inc., 9.13%,
              7/15/06..........................     1,181
  4,050     US Steel LLC, 10.75%, 8/1/08.......     4,010
                                                 --------
                                                   12,143
                                                 --------
Surface Transportation (0.7%):
  2,500     CP Ships Ltd., 10.38%, 7/15/12.....     2,637
  2,750     Greyhound Lines, 11.50%, 4/15/07...     1,939
                                                 --------
                                                    4,576
                                                 --------
Telecommunications (4.0%):
  3,000     Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09......     2,159
  1,500     Avaya, Inc., 11.13%, 4/1/09........     1,365
  3,350     Convergent Communications, Inc.,
              13.00%, 4/1/08 (c)...............         0
  1,000     Dobson Communications Corp.,
              10.88%, 7/1/10...................       850
  1,250     DTI Holdings, Inc., Step Bond,
              0.00%, 3/1/08....................         0
  2,860     Exodus Communications, Inc.,
              10.75%, 12/15/09 (c).............       114
  2,370     GCI, Inc., 9.75%, 8/1/07...........     1,908
  4,000     Global Crossing Holding Ltd.,
              9.13%, 11/15/06 (c)..............       140
     97     KPNQwest, 10.00%, 3/15/12 (c)......         0
  1,680     Level 3 Communications, Corp.,
              11.25%, 3/15/10..................     1,067
  2,000     Mastec, Inc., 7.75%, 2/1/08........     1,750
  1,285     MCI Communications Corp., 8.25%,
              1/20/23 (c)......................       636
  3,500     Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 (c).............        61
  3,695     Pathnet, Inc., 12.25%,
              4/15/08 (c)......................        37
  2,000     PSINet, Inc., Series B, 10.00%,
              2/15/05 (c)......................        70

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      119

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $1,225     PSINet, Inc., 10.50%,
              12/1/06 (c)......................  $     43
  1,100     PSINet, Inc., 11.50%,
              11/1/08 (c)......................        39
  2,450     Qwest Corp., 7.63%, 6/9/03.........     2,412
    300     Qwest Corp., 6.13%, 11/15/05.......       278
    250     Qwest Corp., 8.88%, 3/15/12 (b)....       244
  1,093     Qwest Services Corp., 13.00%,
              12/15/07 (b).....................     1,131
  1,200     Sprint Capital Corp., 7.90%,
              3/15/05..........................     1,213
  1,000     Sprint Capital Corp., 7.13%,
              1/30/06..........................       991
  2,000     Sprint Capital Corp., 6.13%,
              11/15/08.........................     1,823
  1,000     Sprint Capital Corp., 8.38%,
              3/15/12..........................       997
  2,150     Telus Corp., 8.00%, 6/1/11.........     2,075
    200     U.S. West Communications, 5.65%,
              11/1/04..........................       181
    750     WorldCom, Inc., 7.88%,
              5/15/03 (c)......................       180
  3,643     WorldCom, Inc., 6.50%,
              5/15/04 (c)......................       874
  1,000     WorldCom, Inc., 8.25%,
              5/15/10 (c)......................       240
  5,375     WorldCom, Inc., 7.50%,
              5/15/11 (c)......................     1,290
  1,000     WorldCom, Inc., 6.95%,
              8/15/28 (c)......................       240
  3,500     XO Communications, Inc., 10.50%,
              12/1/09 (c)......................        22
                                                 --------
                                                   24,430
                                                 --------
Utilities (3.9%):
  1,500     AES Corp., 8.75%, 6/15/08 (b)......       885
  2,250     AES Corp., 9.50%, 6/1/09...........     1,389
  1,250     AES Corp., 8.88%, 2/15/11..........       731
  2,100     Calpine Canada Energy Financing,
              8.50%, 5/1/08....................       924
  4,000     Calpine Corp., 8.63%, 8/15/10......     1,720
    500     CMS Energy Corp., 7.00%, 1/15/05...       435
    450     CMS Energy Corp., 9.88%,
              10/15/07.........................       428
  2,500     CMS Energy Corp., 7.50%, 1/15/09...     2,128
    500     CMS Energy Corp., 8.50%, 4/15/11...       436
  4,075     Edison Mission Energy, 10.00%,
              8/15/08..........................     1,976
  1,700     El Paso Energy Partners, 10.63%,
              12/1/12 (b)......................     1,747

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $  500     Mirant Americas LLC, 7.63%,
              5/1/06...........................  $    265
  3,600     Mirant Americas LLC, 8.30%, 5/1/11
              (b)..............................     1,728
  2,650     Nevada Power Co., 10.88%,
              10/15/09 (b).....................     2,690
  3,900     Teco Energy, Inc., 10.50%,
              12/1/07 (b)......................     3,826
  2,800     Western Resources, Inc., 9.75%,
              5/1/07...........................     2,551
                                                 --------
                                                   23,859
                                                 --------
  Total Corporate Bonds                           587,709
                                                 --------
INVESTMENT COMPANIES (2.9%):
 17,683     One Group Prime Money Market Fund,
              Class I..........................    17,683
                                                 --------
  Total Investment Companies                       17,683
                                                 --------
PREFERRED STOCKS (0.4%):
Broadcast Radio & TV (0.1%):
      4     Sinclair Capital, 11.63%...........       383
                                                 --------
Cable Television (0.0%):
      0     Pegasus Communications, 12.75%.....         0
                                                 --------
Cellular & Wireless Telecommunications (0.0%):
      2     Metrocall Holdings Inc., 15.00%....         0
      2     Nextel Communications, Inc.,
              11.13%, PIK......................       179
                                                 --------
Ecological Services & Equipment (0.2%):
     31     Kaiser Group Holdings, Inc., 7.00%
              (b)..............................     1,229
                                                 --------
Oil & Gas (0.0%):
     10     Transcontinental Refining Corp.,
              Class A, 0.00%...................         8
      5     Transcontinental Refining Corp.,
              Class B, 0.00%...................         0
      3     Transcontinental Refining Corp.,
              Class C, 0.00%...................         0
     15     Transcontinental Refining Corp.,
              Class E, 0.00%...................         1
      7     Transcontinental Refining Corp.,
              Class D, 0.00%...................         0
                                                 --------
                                                        9
                                                 --------

Continued

ONE GROUP HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                      120
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
PREFERRED STOCKS, CONTINUED:
 Telecommunications (0.1%):
 $   45     Broadwing Communications, 12.50%...  $    410
     11     McleodUSA, Inc., 2.50%.............        45
                                                 --------
                                                      455
                                                 --------
  Total Preferred Stocks                            2,255
                                                 --------
COMMON STOCKS (0.2%):
Cellular & Wireless Telecommunications (0.0%):
     41     Arch Wireless (d)..................        84
      3     Metrocall Holdings Inc. ...........         1
                                                 --------
                                                       85
                                                 --------
Container & Glass Products (0.0%):
      9     Indesco International, Inc. (d)....        30
                                                 --------
Ecological Services & Equipment (0.0%):
     37     Kaiser Group Holdings, Inc. (d)....       194
                                                 --------
Industrial Equipment (0.0%):
      7     IKS Corp. (d)......................        19
                                                 --------
Nonferrous Metals & Minerals (0.0%):
     28     Horizon Natural Resources (d)......         0
                                                 --------
Oil & Gas (0.0%):
     75     Coho Energy, Inc. (d)..............         0
      1     Orion Refining Corp. (d)...........         0
                                                 --------
Retailers (0.0%):
    108     Frank's Nursery & Crafts (d).......       146
                                                 --------

 Shares
   or
Principal                Security
 Amount                 Description               Value
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
(Telecommunications $0.2%):
      0     Convergent Communications, Inc.
              (d)..............................  $      0
      1     McleodUSA, Inc. (d)................         1
      2     Viatel, Inc. (d)...................         0
     31     Wiltel Communications, Inc. (d)....       492
                                                 --------
                                                      493
                                                 --------
  Total Common Stocks                                 967
                                                 --------
RIGHTS (0.1%):
Cable Television (0.1%):
      0     Classic Cable Subscription
              Rights...........................       400
                                                 --------
Ecological Services & Equipment (0.0%):
     31     Kaiser Group Holdings, Inc. .......         0
                                                 --------
  Total Rights                                        400
                                                 --------
WARRANTS (0.0%):
Cable Television (0.0%):
      0     UIH Australia/Pacific..............         0
                                                 --------
Retailers (0.0%):
      1     Mattress Discounters Corp. ........         0
                                                 --------
Telecommunications (0.0%):
      6     DTI Holdings, Inc. ................         0
     24     McleodUSA, Inc. ...................         8
      1     Pathnet, Inc. .....................         0
                                                 --------
  Total Warrants                                        8
                                                 --------
Total (Cost $714,446) (a)                        $609,022
                                                 ========

------------
Percentages indicated are based on net assets of $617,267.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  19,049
                   Unrealized depreciation......................   (124,473)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(105,424)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Defaulted security.

(d) Non-income producing security.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

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ONE GROUP MUTUAL FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ARM          Adjustable Rate Mortgage

CMO          Collateralized Mortgage Obligations

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIQ          Liquidity Agreement

PIK          Paid in Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                      ULTRA
                                                    SHORT-TERM    SHORT-TERM    INTERMEDIATE                    INCOME
                                                    BOND FUND     BOND FUND      BOND FUND      BOND FUND     BOND FUND
                                                    ----------    ----------    ------------    ----------    ----------
ASSETS:
Investments, at cost..............................  $1,666,227    $1,032,853     $1,755,468     $4,048,143    $1,292,042
Unrealized appreciation (depreciation) from
  investments.....................................      15,036        34,610         81,542        210,477        50,295
                                                    ----------    ----------     ----------     ----------    ----------
Investments, at value.............................   1,681,263     1,067,463      1,837,010      4,258,620     1,342,337
Cash..............................................          --             1             --             --            --
Collateral received for securities on loan........          --       293,188        224,611        737,434       242,804
Interest and dividends receivable.................       5,582         9,722         16,977         38,243        15,468
Receivable for capital shares issued..............       5,688         2,493          2,695          2,650            63
Receivable from brokers for investments sold......       1,110           504            200            140           142
Prepaid expenses..................................          13             9             15             31            11
                                                    ----------    ----------     ----------     ----------    ----------
Total Assets......................................   1,693,656     1,373,380      2,081,508      5,037,118     1,600,825
                                                    ----------    ----------     ----------     ----------    ----------
LIABILITIES:
Dividends payable.................................       3,703         3,454          8,786         22,215         7,438
Payable to brokers for investments purchased......      10,422            --         12,518         43,163           571
Payable for capital shares redeemed...............       4,191           716            640            401            48
Payable for return of collateral received for
  securities on loan..............................          --       293,188        224,611        737,434       242,804
Accrued expenses and other payables:
  Investment advisory fees........................         366           313            574          1,362           494
  Administration fees.............................         212           148            250            564           186
  Distribution fees...............................         502           116            270            233            26
  Other...........................................         172           203            351            879           523
                                                    ----------    ----------     ----------     ----------    ----------
Total Liabilities.................................      19,568       298,138        248,000        806,251       252,090
                                                    ----------    ----------     ----------     ----------    ----------
NET ASSETS:
Capital...........................................   1,670,428     1,051,661      1,759,693      4,026,291     1,372,272
Undistributed (distributions in excess of) net
  investment income...............................      (1,803)         (552)            13          3,505           738
Accumulated undistributed net realized gains
  (losses) from investment transactions...........      (9,573)      (10,477)        (7,740)        (9,406)      (74,570)
Net unrealized appreciation (depreciation) from
  investments.....................................      15,036        34,610         81,542        210,477        50,295
                                                    ----------    ----------     ----------     ----------    ----------
Net Assets........................................  $1,674,088    $1,075,242     $1,833,508     $4,230,867    $1,348,735
                                                    ==========    ==========     ==========     ==========    ==========
NET ASSETS:
  Class I.........................................  $  819,038    $  852,034     $1,275,784     $3,666,721    $1,269,262
  Class A.........................................     252,368       105,498        275,079        349,730        63,904
  Class B.........................................      71,551        30,723        139,519        112,747        13,373
  Class C.........................................     531,131        86,987        143,126        101,669         2,196
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................  $1,674,088    $1,075,242     $1,833,508     $4,230,867    $1,348,735
                                                    ==========    ==========     ==========     ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.........................................      82,064        78,368        116,342        329,521       159,731
  Class A.........................................      25,286         9,714         25,089         31,439         8,038
  Class B.........................................       7,217         2,809         12,869         10,143         1,675
  Class C.........................................      53,636         7,962         13,200          9,100           275
                                                    ----------    ----------     ----------     ----------    ----------
Total.............................................     168,203        98,853        167,500        380,203       169,719
                                                    ==========    ==========     ==========     ==========    ==========
Net Asset Value
  Class I -- Offering and redemption price per
    share.........................................  $     9.98    $    10.87     $    10.97     $    11.13    $     7.95
                                                    ==========    ==========     ==========     ==========    ==========
  Class A -- Redemption price per share...........  $     9.98    $    10.86     $    10.96     $    11.12    $     7.95
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum sales charge........................       3.00%         3.00%          4.50%          4.50%         4.50%
                                                    ==========    ==========     ==========     ==========    ==========
      Maximum offering price per share
        (100%/(100%-maximum sales charge) of net
        asset value adjusted to the nearest
        cent).....................................  $    10.29    $    11.20     $    11.48     $    11.64    $     8.32
                                                    ==========    ==========     ==========     ==========    ==========
  Class B -- Offering price per share (a).........  $     9.91    $    10.94     $    10.84     $    11.12    $     7.98
                                                    ==========    ==========     ==========     ==========    ==========
  Class C -- Offering price per share (a).........  $     9.90    $    10.93     $    10.84     $    11.17    $     7.98
                                                    ==========    ==========     ==========     ==========    ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                              MORTGAGE-BACKED    GOVERNMENT    TREASURY &    HIGH YIELD
                                                              SECURITIES FUND    BOND FUND     AGENCY FUND   BOND FUND
                                                              ---------------    ----------    -----------   ----------
ASSETS:
Investments, at cost .......................................     $906,379        $  981,933     $256,687      $714,446
Unrealized appreciation (depreciation) from investments ....       33,106            79,672       15,067      (105,424)
                                                                 --------        ----------     --------      --------
Investments, at value ......................................      939,485         1,061,605      271,754       609,022
Cash .......................................................            1                --           --            --
Collateral received for securities on loan .................           --            26,200       16,819       140,301
Interest and dividends receivable ..........................        5,641             6,662        4,151        13,846
Receivable for capital shares issued .......................           --               880          400           452
Receivable from brokers for investments sold ...............          221                54           --            --
Prepaid expenses ...........................................            7                 8            2             5
                                                                 --------        ----------     --------      --------
Total Assets ...............................................      945,355         1,095,409      293,126       763,626
                                                                 --------        ----------     --------      --------
LIABILITIES:
Dividends payable ..........................................        5,374             4,776          786         5,074
Payable to brokers for investments purchased ...............       22,304            15,900           --            --
Payable for capital shares redeemed ........................           --               157           20           325
Payable for return of collateral received for securities on
  loan .....................................................           --            26,200       16,819       140,301
Accrued expenses and other payables:
  Investment advisory fees .................................          174               355           47           343
  Administration fees ......................................          115               143           37            85
  Distribution fees ........................................           --               164           77            30
  Other ....................................................          161               198           55           201
                                                                 --------        ----------     --------      --------
Total Liabilities ..........................................       28,128            47,893       17,841       146,359
                                                                 --------        ----------     --------      --------
NET ASSETS:
Capital ....................................................      884,752           986,823      263,359       739,219
Undistributed (distributions in excess of) net investment
  income ...................................................         (706)              134           16           199
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................           75           (19,113)      (3,157)      (16,727)
Net unrealized appreciation (depreciation) from
  investments ..............................................       33,106            79,672       15,067      (105,424)
                                                                 --------        ----------     --------      --------
Net Assets .................................................     $917,227        $1,047,516     $275,285      $617,267
                                                                 ========        ==========     ========      ========
NET ASSETS:
  Class I ..................................................     $915,008        $  732,731     $ 55,112      $551,496
  Class A ..................................................        2,219           133,357      145,601        35,495
  Class B ..................................................                        129,091       74,572        14,805
  Class C ..................................................                         52,337                     15,471
                                                                 --------        ----------     --------      --------
Total ......................................................     $917,227        $1,047,516     $275,285      $617,267
                                                                 ========        ==========     ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       83,779            69,095        5,161        77,298
  Class A ..................................................          201            12,567       13,621         4,981
  Class B ..................................................                         12,173        6,984         2,074
  Class C ..................................................                          4,937                      2,168
                                                                 --------        ----------     --------      --------
Total ......................................................       83,980            98,772       25,766        86,521
                                                                 ========        ==========     ========      ========
Net Asset Value
  Class I -- Offering and redemption price per share .......     $  10.92        $    10.60     $  10.68      $   7.13
                                                                 ========        ==========     ========      ========
  Class A -- Redemption price per share ....................     $  11.06        $    10.61     $  10.69      $   7.13
                                                                 ========        ==========     ========      ========
      Maximum sales charge .................................         0.00%             4.50%        3.00%         4.50%
                                                                 ========        ==========     ========      ========
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent) ......................................     $  11.06        $    11.11     $  11.02      $   7.47
                                                                 ========        ==========     ========      ========
  Class B -- Offering price per share (a) ..................                     $    10.61     $  10.68      $   7.14
                                                                                 ==========     ========      ========
  Class C -- Offering price per share (a) ..................                     $    10.60                   $   7.14
                                                                                 ==========                   ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                               ULTRA
                                             SHORT-TERM    SHORT-TERM    INTERMEDIATE                  INCOME
                                             BOND FUND     BOND FUND      BOND FUND      BOND FUND    BOND FUND
                                             ----------    ----------    ------------    ---------    ---------
INVESTMENT INCOME:
Interest income............................   $23,784       $22,501        $56,321       $128,071      $47,195
Dividend income............................       388            82            183            598           91
Income from securities lending.............        --           257            231            549          228
                                              -------       -------        -------       --------      -------
Total Income...............................    24,172        22,840         56,735        129,218       47,514
                                              -------       -------        -------       --------      -------
EXPENSES:
Investment advisory fees...................     3,954         3,061          5,267         11,104        4,105
Administration fees........................     1,160           823          1,416          2,986        1,104
Distribution fees (Class A)................       373           139            457            566          108
Distribution fees (Class B)................       301           115            587            499           69
Distribution fees (Class C)................     2,046           324            631            435            9
Custodian fees.............................        43            37             52             84           45
Interest expense...........................        --             7              1             --            8
Legal and audit fees.......................        10             6             10             19            8
Trustees' fees and expenses................        10             5             12             25            9
Transfer agent fees........................       192           104            303            771          174
Registration and filing fees...............        83            31             44             99           31
Printing and mailing costs.................        23            12             25             57           26
Other......................................        64            61             80            113           76
                                              -------       -------        -------       --------      -------
Total expenses before waivers..............     8,259         4,725          8,885         16,758        5,772
Less waivers...............................    (3,221)       (1,483)        (2,334)        (4,384)      (1,237)
                                              -------       -------        -------       --------      -------
Net Expenses...............................     5,038         3,242          6,551         12,374        4,535
                                              -------       -------        -------       --------      -------
Net Investment Income......................    19,134        19,598         50,184        116,844       42,979
                                              -------       -------        -------       --------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.............................      (716)          763         (5,213)        (2,693)       1,281
Net change in unrealized appreciation
  (depreciation) from investments..........     4,960        12,783         45,815         95,306       21,746
                                              -------       -------        -------       --------      -------
Net realized/unrealized gains (losses) from
  investments..............................     4,244        13,546         40,602         92,613       23,027
                                              -------       -------        -------       --------      -------
Change in net assets resulting from
  operations...............................   $23,378       $33,144        $90,786       $209,457      $66,006
                                              =======       =======        =======       ========      =======

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       MORTGAGE-
                                                         BACKED                    TREASURY &
                                                       SECURITIES    GOVERNMENT      AGENCY       HIGH YIELD
                                                          FUND       BOND FUND        FUND        BOND FUND
                                                       ----------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income......................................   $27,414       $31,281        $ 5,818       $29,374
Dividend income......................................       205           256             54           221
Income from securities lending.......................         7           114             36           235
                                                        -------       -------        -------       -------
Total Income.........................................    27,626        31,651          5,908        29,830
                                                        -------       -------        -------       -------
EXPENSES:
Investment advisory fees.............................     1,337         2,310            532         2,089
Administration fees..................................       616           828            215           449
Distribution fees (Class A)..........................         3           181            241            62
Distribution fees (Class B)..........................        --           561            358            63
Distribution fees (Class C)..........................        --           225             --            67
Custodian fees.......................................        37            25              5            22
Legal and audit fees.................................         7             6              4             5
Trustees' fees and expenses..........................         6             6              2             4
Transfer agent fees..................................        13           232             18           157
Registration and filing fees.........................        32            27             18            35
Printing and mailing costs...........................        13            13              3            11
Other................................................        65            34              8            35
                                                        -------       -------        -------       -------
Total expenses before waivers........................     2,129         4,448          1,404         2,999
Less waivers.........................................      (599)         (408)          (429)         (359)
                                                        -------       -------        -------       -------
Net Expenses.........................................     1,530         4,040            975         2,640
                                                        -------       -------        -------       -------
Net Investment Income................................    26,096        27,611          4,933        27,190
                                                        -------       -------        -------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.......................................        75           803             (3)       (2,448)
Net change in unrealized appreciation (depreciation)
  from investments...................................     2,087        32,492          8,636        (7,430)
                                                        -------       -------        -------       -------
Net realized/unrealized gains (losses) from
  investments........................................     2,162        33,295          8,633        (9,878)
                                                        -------       -------        -------       -------
Change in net assets resulting from operations.......   $28,258       $60,906        $13,566       $17,312
                                                        =======       =======        =======       =======

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                             ULTRA SHORT-TERM              SHORT-TERM                INTERMEDIATE
                                                 BOND FUND                  BOND FUND                  BOND FUND
                                         -------------------------   -----------------------   -------------------------
                                          SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                            ENDED          YEAR         ENDED         YEAR        ENDED          YEAR
                                           DECEMBER       ENDED        DECEMBER      ENDED       DECEMBER       ENDED
                                             31,         JUNE 30,        31,        JUNE 30,       31,         JUNE 30,
                                             2002          2002          2002         2002         2002          2002
                                         ------------   ----------   ------------   --------   ------------   ----------
                                         (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................   $   19,134    $   22,991    $   19,598    $ 38,050    $   50,184    $   89,818
  Net realized gains (losses) from
    investments........................         (716)         (943)          763       1,849        (5,213)        5,497
  Net change in unrealized appreciation
    (depreciation) from investments....        4,960         7,790        12,783      10,776        45,815        21,491
                                          ----------    ----------    ----------    --------    ----------    ----------
Change in net assets resulting from
  operations...........................       23,378        29,838        33,144      50,675        90,786       116,806
                                          ----------    ----------    ----------    --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........      (11,957)      (16,929)      (17,485)    (36,306)      (36,202)      (69,682)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........       (3,107)       (3,969)       (1,623)     (1,592)       (7,324)      (13,081)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...........         (749)         (896)         (409)       (396)       (3,040)       (3,734)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...........       (5,195)       (2,722)(a)      (1,172)     (615)(a)      (3,237)     (3,896)
                                          ----------    ----------    ----------    --------    ----------    ----------
Change in net assets from shareholder
  distributions........................      (21,008)      (24,516)      (20,689)    (38,909)      (49,803)      (90,393)
                                          ----------    ----------    ----------    --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.........................      631,535       669,959       155,765     196,086       187,185       167,555
                                          ----------    ----------    ----------    --------    ----------    ----------
Change in net assets...................      633,905       675,281       168,220     207,852       228,168       193,968
NET ASSETS:
  Beginning of period..................    1,040,183       364,902       907,022     699,170     1,605,340     1,411,372
                                          ----------    ----------    ----------    --------    ----------    ----------
  End of period........................   $1,674,088    $1,040,183    $1,075,242    $907,022    $1,833,508    $1,605,340
                                          ==========    ==========    ==========    ========    ==========    ==========

------------
(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                              INCOME                 MORTGAGE-BACKED
                                                 BOND FUND                   BOND FUND               SECURITIES FUND
                                         -------------------------   -------------------------   -----------------------
                                          SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                            ENDED          YEAR         ENDED          YEAR         ENDED         YEAR
                                           DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER      ENDED
                                             31,         JUNE 30,        31,         JUNE 30,        31,        JUNE 30,
                                             2002          2002          2002          2002          2002         2002
                                         ------------   ----------   ------------   ----------   ------------   --------
                                         (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................   $  116,844    $  174,727    $   42,979    $   84,904     $ 26,096     $ 34,031
  Net realized gains (losses) from
    investment transactions............       (2,693)        2,922         1,281         1,156           75          166
  Net change in unrealized appreciation
    (depreciation) from investments....       95,306        63,083        21,746         9,053        2,087       17,600
                                          ----------    ----------    ----------    ----------     --------     --------
Change in net assets resulting from
  operations...........................      209,457       240,732        66,006        95,113       28,258       51,797
                                          ----------    ----------    ----------    ----------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income...........      (92,815)     (163,050)      (39,989)      (80,396)     (26,816)     (33,374)
  From net realized gains from
    investment transactions............       (4,383)       (6,856)           --            --         (514)        (575)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...........       (9,016)      (13,033)       (1,847)       (3,505)         (52)         (19)
  From net realized gains from
    investment transactions............         (430)         (550)           --            --           (1)         -(a)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...........       (2,512)       (3,168)         (361)         (723)
  From net realized gains from
    investment transactions............         (139)         (133)           --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income...........       (2,209)       (1,913)          (51)          (66)
  From net realized gains from
    investment transactions............         (123)          (59)           --            --
                                          ----------    ----------    ----------    ----------     --------     --------
Change in net assets from shareholder
  distributions........................     (111,627)     (188,762)      (42,248)      (84,690)     (27,383)     (33,968)
                                          ----------    ----------    ----------    ----------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.........................      856,642       911,269       (59,119)      (36,657)     301,072      239,665
                                          ----------    ----------    ----------    ----------     --------     --------
Change in net assets...................      954,472       963,239       (35,361)      (26,234)     301,947      257,494
NET ASSETS:
  Beginning of period..................    3,276,395     2,313,156     1,384,096     1,410,330      615,280      357,786
                                          ----------    ----------    ----------    ----------     --------     --------
  End of period........................   $4,230,867    $3,276,395    $1,348,735    $1,384,096     $917,227     $615,280
                                          ==========    ==========    ==========    ==========     ========     ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                  GOVERNMENT                TREASURY &                HIGH YIELD
                                                   BOND FUND                AGENCY FUND                BOND FUND
                                            -----------------------   -----------------------   -----------------------
                                             SIX MONTHS                SIX MONTHS                SIX MONTHS
                                               ENDED         YEAR        ENDED         YEAR        ENDED         YEAR
                                              DECEMBER      ENDED       DECEMBER      ENDED       DECEMBER      ENDED
                                                31,        JUNE 30,       31,        JUNE 30,       31,        JUNE 30,
                                                2002         2002         2002         2002         2002         2002
                                            ------------   --------   ------------   --------   ------------   --------
                                            (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...................   $   27,611    $ 52,505     $  4,933     $  9,588     $ 27,190     $ 40,841
  Net realized gains (losses) from
    investment transactions...............          803       2,551           (3)         945       (2,448)      (4,624)
  Net change in unrealized appreciation
    (depreciation) from investments.......       32,492      28,484        8,636        4,302       (7,430)     (51,959)
                                             ----------    --------     --------     --------     --------     --------
Change in net assets resulting from
  operations..............................       60,906      83,540       13,566       14,835       17,312      (15,742)
                                             ----------    --------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..............      (20,918)    (44,621)      (1,143)      (2,533)     (24,362)     (36,282)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..............       (2,862)     (3,586)      (2,606)      (4,561)      (1,727)      (2,696)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..............       (2,724)     (3,526)      (1,181)      (2,481)        (571)        (867)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..............       (1,100)     (1,051)                                  (602)        (811)
                                             ----------    --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions...........................      (27,604)    (52,784)      (4,930)      (9,575)     (27,262)     (40,656)
                                             ----------    --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions............................       38,884      13,637       21,859       62,213      102,149      201,693
                                             ----------    --------     --------     --------     --------     --------
Change in net assets......................       72,186      44,393       30,495       67,473       92,199      145,295
NET ASSETS:
  Beginning of period.....................      975,330     930,937      244,790      177,317      525,068      379,773
                                             ----------    --------     --------     --------     --------     --------
  End of period...........................   $1,047,516    $975,330     $275,285     $244,790     $617,267     $525,068
                                             ==========    ========     ========     ========     ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                              ULTRA SHORT-TERM               SHORT-TERM                INTERMEDIATE
                                                 BOND FUND                    BOND FUND                  BOND FUND
                                         --------------------------   -------------------------   -----------------------
                                          SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                            ENDED          YEAR          ENDED          YEAR         ENDED         YEAR
                                           DECEMBER        ENDED        DECEMBER       ENDED        DECEMBER      ENDED
                                             31,         JUNE 30,         31,         JUNE 30,        31,        JUNE 30,
                                             2002          2002           2002          2002          2002         2002
                                         ------------   -----------   ------------   ----------   ------------   --------
                                         (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..........    $420,046     $   398,325     $281,415     $  536,667     $294,649     $417,933
  Dividends reinvested.................       5,088           3,473        4,371          1,786       15,309       25,104
  Cost of shares redeemed..............    (188,912)       (123,350)    (255,368)      (409,145)    (247,379)    (410,606)
                                           --------     -----------     --------     ----------     --------     --------
Change in net assets from Class I
  capital transactions.................    $236,222     $   278,448     $ 30,418     $  129,308     $ 62,579     $ 32,431
                                           ========     ===========     ========     ==========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued..........    $151,376     $   176,045     $ 74,964     $   39,159     $ 83,444     $143,939
  Dividends reinvested.................       2,352           3,068          951          1,003        6,072       11,535
  Cost of shares redeemed..............     (64,138)        (71,456)     (20,483)       (15,370)     (54,459)    (116,762)
                                           --------     -----------     --------     ----------     --------     --------
Change in net assets from Class A
  capital transactions.................    $ 89,590     $   107,657     $ 55,432     $   24,792     $ 35,057     $ 38,712
                                           ========     ===========     ========     ==========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued..........    $ 34,816     $    35,144     $ 18,773     $   10,988     $ 58,501     $ 49,392
  Dividends reinvested.................         579             665          302            301        2,162        2,825
  Cost of shares redeemed..............      (6,430)         (5,314)      (2,913)        (2,030)     (10,487)     (11,343)
                                           --------     -----------     --------     ----------     --------     --------
Change in net assets from Class B
  capital transactions.................    $ 28,965     $    30,495     $ 16,162     $    9,259     $ 50,176     $ 40,874
                                           ========     ===========     ========     ==========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued..........    $414,662     $   330,969(a)   $ 81,123    $   50,855(a)   $ 58,250    $ 74,157
  Dividends reinvested.................       4,042           1,767(a)        855           325(a)      2,491       3,365
  Cost of shares redeemed..............    (141,946)        (79,377)(a)    (28,225)     (18,453)(a)    (21,368)   (21,984)
                                           --------     -----------     --------     ----------     --------     --------
Change in net assets from Class C
  capital transactions.................    $276,758     $   253,359(a)   $ 53,753    $   32,727(a)   $ 39,373    $ 55,538
                                           ========     ===========     ========     ==========     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...............................      42,045          40,161       26,008         50,112       27,079       39,148
  Reinvested...........................         510             351          404            167        1,414        2,349
  Redeemed.............................     (18,908)        (12,440)     (23,573)       (38,158)     (22,760)     (38,415)
                                           --------     -----------     --------     ----------     --------     --------
Change in Class I Shares...............      23,647          28,072        2,839         12,121        5,733        3,082
                                           ========     ===========     ========     ==========     ========     ========
CLASS A SHARES:
  Issued...............................      15,154          17,743        6,922          3,655        7,684       13,428
  Reinvested...........................         236             310           88             94          561        1,079
  Redeemed.............................      (6,420)         (7,203)      (1,892)        (1,433)      (5,015)     (10,894)
                                           --------     -----------     --------     ----------     --------     --------
Change in Class A Shares...............       8,970          10,850        5,118          2,316        3,230        3,613
                                           ========     ===========     ========     ==========     ========     ========
CLASS B SHARES:
  Issued...............................       3,509           3,564        1,722          1,018        5,446        4,652
  Reinvested...........................          58              68           28             28          202          267
  Redeemed.............................        (648)           (539)        (267)          (188)        (977)      (1,072)
                                           --------     -----------     --------     ----------     --------     --------
Change in Class B Shares...............       2,919           3,093        1,483            858        4,671        3,847
                                           ========     ===========     ========     ==========     ========     ========
CLASS C SHARES:
  Issued...............................      41,839          33,590(a)      7,448         4,715(a)      5,420       6,987
  Reinvested...........................         408             180(a)         79            30(a)        233         318
  Redeemed.............................     (14,325)         (8,056)(a)     (2,593)      (1,717)(a)     (1,989)    (2,077)
                                           --------     -----------     --------     ----------     --------     --------
Change in Class C Shares...............      27,922          25,714(a)      4,934         3,028(a)      3,664       5,228
                                           ========     ===========     ========     ==========     ========     ========

------------

(a) Period from commencement of operations on November 1, 2001.
See notes to financial statements.

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                                                     MORTGAGE-BACKED
                                                   BOND FUND              INCOME BOND FUND           SECURITIES FUND
                                           -------------------------   -----------------------   -----------------------
                                            SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                              ENDED         ENDED         ENDED        ENDED        ENDED        ENDED
                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                               2002          2002          2002         2002         2002         2002
                                           ------------   ----------   ------------   --------   ------------   --------
                                           (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ...........   $1,140,369    $1,170,965    $  69,898     $154,907     $306,123     $225,009
  Dividends reinvested ..................       53,581        73,300        3,744        8,209       17,493       28,234
  Cost of shares redeemed ...............     (487,007)     (510,176)    (139,005)    (197,659)     (23,411)     (14,890)
                                            ----------    ----------    ---------     --------     --------     --------
Change in net assets from Class I capital
  transactions ..........................   $  706,943    $  734,089    $ (65,363)    $(34,543)    $300,205     $238,353
                                            ==========    ==========    =========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued ...........   $  137,298    $  184,282    $  13,919     $ 21,595     $  1,489     $  1,580
  Dividends reinvested ..................        7,046        10,755        1,070        2,349           28           14
  Cost of shares redeemed ...............      (65,322)     (106,966)      (9,295)     (26,309)        (650)        (282)
                                            ----------    ----------    ---------     --------     --------     --------
Change in net assets from Class A capital
  transactions ..........................   $   79,022    $   88,071    $   5,694     $ (2,365)    $    867     $  1,312
                                            ==========    ==========    =========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued ...........   $   41,895    $   46,128    $   2,350     $  3,632
  Dividends reinvested ..................        1,607         2,187          284          603
  Cost of shares redeemed ...............       (9,243)       (9,384)      (2,700)      (4,675)
                                            ----------    ----------    ---------     --------
Change in net assets from Class B capital
  transactions ..........................   $   34,259    $   38,931    $     (66)    $   (440)
                                            ==========    ==========    =========     ========
CLASS C SHARES:
  Proceeds from shares issued ...........   $   44,194    $   54,396    $     832     $  1,373
  Dividends reinvested ..................        1,436         1,224           36           56
  Cost of shares redeemed ...............       (9,212)       (5,442)        (252)        (738)
                                            ----------    ----------    ---------     --------
Change in net assets from Class C capital
  transactions ..........................   $   36,418    $   50,178    $     616     $    691
                                            ==========    ==========    =========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ................................      103,195       108,391        8,841       19,774       27,914       20,974
  Reinvested ............................        4,874         6,780          476        1,046        1,600        2,647
  Redeemed ..............................      (44,184)      (47,114)     (17,613)     (25,126)      (2,136)      (1,390)
                                            ----------    ----------    ---------     --------     --------     --------
Change in Class I Shares ................       63,885        68,057       (8,296)      (4,306)      27,378       22,231
                                            ==========    ==========    =========     ========     ========     ========
CLASS A SHARES:
  Issued ................................       12,465        17,038        1,762        2,739          135          146
  Reinvested ............................          641           997          136          299            3            1
  Redeemed ..............................       (5,928)       (9,893)      (1,178)      (3,368)         (59)         (26)
                                            ----------    ----------    ---------     --------     --------     --------
Change in Class A Shares ................        7,178         8,142          720         (330)          79          121
                                            ==========    ==========    =========     ========     ========     ========
CLASS B SHARES:
  Issued ................................        3,804         4,268          296          457
  Reinvested ............................          146           203           36           77
  Redeemed ..............................         (838)         (869)        (341)        (597)
                                            ----------    ----------    ---------     --------
Change in Class B Shares ................        3,112         3,602           (9)         (63)
                                            ==========    ==========    =========     ========
CLASS C SHARES:
  Issued ................................        3,990         5,016          104          174
  Reinvested ............................          130           113            5            7
  Redeemed ..............................         (832)         (502)         (32)         (94)
                                            ----------    ----------    ---------     --------
Change in Class C Shares ................        3,288         4,627           77           87
                                            ==========    ==========    =========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                    GOVERNMENT                TREASURY &                HIGH YIELD
                                                    BOND FUND                 AGENCY FUND                BOND FUND
                                             ------------------------   -----------------------   -----------------------
                                              SIX MONTHS      YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                             DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                 2002         2002          2002         2002         2002         2002
                                             ------------   ---------   ------------   --------   ------------   --------
                                             (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued .............   $  33,970     $  83,254     $ 6,335      $19,938      $173,052     $237,111
  Dividends reinvested ....................       1,881         2,642         171          538         1,982        9,089
  Cost of shares redeemed .................    (114,785)     (140,006)     (8,093)     (18,513)      (82,652)     (77,275)
                                              ---------     ---------     -------      -------      --------     --------
Change in net assets from Class I capital
  transactions ............................   $ (78,934)    $ (54,110)    $(1,587)     $ 1,963      $ 92,382     $168,925
                                              =========     =========     =======      =======      ========     ========
CLASS A SHARES:
  Proceeds from shares issued .............   $  72,306     $  43,305     $28,303      $78,711      $ 26,494     $ 47,329
  Dividends reinvested ....................       1,861         2,831       1,856        3,189         1,297        2,079
  Cost of shares redeemed .................     (17,634)      (26,460)    (13,027)     (26,218)      (24,636)     (29,664)
                                              ---------     ---------     -------      -------      --------     --------
Change in net assets from Class A capital
  transactions ............................   $  56,533     $  19,676     $17,132      $55,682      $  3,155     $ 19,744
                                              =========     =========     =======      =======      ========     ========
CLASS B SHARES:
  Proceeds from shares issued .............   $  52,811     $  39,968     $11,047      $16,419      $  4,754     $  7,298
  Dividends reinvested ....................       2,094         2,864         951        1,894           283          479
  Cost of shares redeemed .................     (13,281)      (15,983)     (5,684)     (13,745)       (1,542)      (3,488)
                                              ---------     ---------     -------      -------      --------     --------
Change in net assets from Class B capital
  transactions ............................   $  41,624     $  26,849     $ 6,314      $ 4,568      $  3,495     $  4,289
                                              =========     =========     =======      =======      ========     ========
CLASS C SHARES:
  Proceeds from shares issued .............   $  26,223     $  26,904                               $  4,642     $ 10,580
  Dividends reinvested ....................         779           823                                    506          701
  Cost of shares redeemed .................      (7,341)       (6,505)                                (2,031)      (2,546)
                                              ---------     ---------                               --------     --------
Change in net assets from Class C capital
  transactions ............................   $  19,661     $  21,222                               $  3,117     $  8,735
                                              =========     =========                               ========     ========
SHARE TRANSACTIONS:
  CLASS I SHARES:
  Issued ..................................       3,225         8,230         600        1,951        24,688       30,128
  Reinvested ..............................         179           261          16           53           282        1,150
  Redeemed ................................     (10,916)      (13,758)       (765)      (1,813)      (11,717)      (9,839)
                                              ---------     ---------     -------      -------      --------     --------
Change in Class I Shares ..................      (7,512)       (5,267)       (149)         191        13,253       21,439
                                              =========     =========     =======      =======      ========     ========
CLASS A SHARES:
  Issued ..................................       6,834         4,250       2,668        7,653         3,775        5,991
  Reinvested ..............................         177           279         176          312           184          264
  Redeemed ................................      (1,673)       (2,616)     (1,230)      (2,562)       (3,465)      (3,793)
                                              ---------     ---------     -------      -------      --------     --------
Change in Class A Shares ..................       5,338         1,913       1,614        5,403           494        2,462
                                              =========     =========     =======      =======      ========     ========
CLASS B SHARES:
  Issued ..................................       5,010         3,923       1,047        1,603           671          920
  Reinvested ..............................         200           282          90          185            40           60
  Redeemed ................................      (1,261)       (1,576)       (539)      (1,345)         (219)        (443)
                                              ---------     ---------     -------      -------      --------     --------
Change in Class B Shares ..................       3,949         2,629         598          443           492          537
                                              =========     =========     =======      =======      ========     ========
CLASS C SHARES:
  Issued ..................................       2,490         2,641                                    656        1,327
  Reinvested ..............................          74            81                                     72           89
  Redeemed ................................        (697)         (641)                                  (286)        (325)
                                              ---------     ---------                               --------     --------
Change in Class C Shares ..................       1,867         2,081                                    442        1,091
                                              =========     =========                               ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
Ultra Short-Term Bond Fund
 (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............   $ 9.95       $0.15          $0.04          $0.19        $(0.16)       $  --         $(0.16)
 Year Ended June 30, 2002.......     9.86        0.40           0.10           0.50         (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     9.73        0.62           0.13           0.75         (0.62)          --          (0.62)
 Year Ended June 30, 2000.......     9.77        0.58          (0.04)          0.54         (0.58)          --          (0.58)
 Year Ended June 30, 1999.......     9.87        0.56          (0.11)          0.45         (0.55)          --          (0.55)
 Year Ended June 30, 1998.......     9.87        0.59          (0.01)          0.58         (0.58)          --          (0.58)
Short-Term Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.73        0.21           0.16           0.37         (0.23)          --          (0.23)
 Year Ended June 30, 2002.......    10.57        0.51           0.18           0.69         (0.53)          --          (0.53)
 Year Ended June 30, 2001.......    10.29        0.60           0.28           0.88         (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.40        0.59          (0.11)          0.48         (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.51        0.59          (0.11)          0.48         (0.59)          --          (0.59)
 Year Ended June 30, 1998.......    10.47        0.63           0.04           0.67         (0.63)          --          (0.63)
Intermediate Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.70        0.31           0.28           0.59         (0.32)          --          (0.32)
 Year Ended June 30, 2002.......    10.50        0.65           0.21           0.86         (0.66)          --          (0.66)
 Year Ended June 30, 2001.......    10.07        0.63           0.43           1.06         (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.28        0.62          (0.21)          0.41         (0.62)          --          (0.62)
 Six Months Ended June 30, 1999
   (d)..........................    10.61        0.32          (0.33)         (0.01)        (0.32)          --          (0.32)
 Year Ended December 31, 1998...    10.48        0.63           0.14           0.77         (0.64)          --          (0.64)
 Year Ended December 31, 1997...    10.29        0.65           0.18           0.83         (0.64)          --          (0.64)
Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.82        0.35           0.29           0.64         (0.32)       (0.01)         (0.33)
 Year Ended June 30, 2002.......    10.59        0.69           0.28           0.97         (0.71)       (0.03)         (0.74)
 Year Ended June 30, 2001.......    10.08        0.67           0.50           1.17         (0.66)          --          (0.66)
 Year Ended June 30, 2000.......    10.34        0.65          (0.26)          0.39         (0.65)          --          (0.65)
 Six Months Ended June 30, 1999
   (e)..........................    10.78        0.35          (0.44)         (0.09)        (0.35)          --          (0.35)
 Year Ended December 31, 1998...    10.59        0.65           0.19           0.84         (0.65)          --          (0.65)
 Year Ended December 31, 1997...    10.27        0.66           0.32           0.98         (0.66)          --          (0.66)
Income Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............     7.81        0.25           0.14           0.39         (0.25)          --          (0.25)
 Year Ended June 30, 2002.......     7.75        0.48           0.06           0.54         (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     7.51        0.49           0.24           0.73         (0.49)          --          (0.49)
 Year Ended June 30, 2000.......     7.68        0.48          (0.17)          0.31         (0.48)          --          (0.48)
 Six Months Ended June 30, 1999
   (f)..........................     8.10        0.22          (0.35)         (0.13)        (0.23)       (0.06)         (0.29)
 Year Ended December 31, 1998...     8.01        0.47           0.14           0.61         (0.47)       (0.05)         (0.52)
 Year Ended December 31, 1997...     7.85        0.50           0.17           0.67         (0.49)       (0.02)         (0.51)
Mortgage-Backed Securities Fund
 (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.89        0.37           0.05           0.42         (0.38)       (0.01)         (0.39)
 Year Ended June 30, 2002.......    10.47        0.76           0.43           1.19         (0.76)       (0.01)         (0.77)
 August 18, 2000 to June 30,
   2001 (g).....................    10.00        0.63           0.46           1.09         (0.62)          --          (0.62)
Government Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.25        0.29           0.35           0.64         (0.29)          --          (0.29)
 Year Ended June 30, 2002.......     9.93        0.58           0.32           0.90         (0.58)          --          (0.58)
 Year Ended June 30, 2001.......     9.54        0.60           0.39           0.99         (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.73        0.59          (0.19)          0.40         (0.59)          --          (0.59)
 Year Ended June 30, 1999.......    10.11        0.58          (0.38)          0.20         (0.58)          --          (0.58)
 Year Ended June 30, 1998.......     9.69        0.60           0.42           1.02         (0.60)          --          (0.60)
Treasury & Agency Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............    10.32        0.22           0.36           0.58         (0.22)          --          (0.22)
 Year Ended June 30, 2002.......    10.03        0.47           0.29           0.76         (0.47)          --          (0.47)
 Year Ended June 30, 2001.......     9.64        0.58           0.38           0.96         (0.57)          --          (0.57)
 Year Ended June 30, 2000.......     9.81        0.57          (0.15)          0.42         (0.57)       (0.02)         (0.59)
 Year Ended June 30, 1999.......    10.09        0.57          (0.21)          0.36         (0.57)       (0.07)         (0.64)
 Year Ended June 30, 1998.......     9.99        0.62           0.15           0.77         (0.62)       (0.05)         (0.67)
High Yield Bond Fund (Class I)
 Six Months Ended December 31,
   2002 (Unaudited).............     7.31        0.34          (0.17)          0.17         (0.35)          --          (0.35)
 Year Ended June 30, 2002.......     8.20        0.72          (0.89)         (0.17)        (0.72)          --          (0.72)
 Year Ended June 30, 2001.......     8.90        0.86          (0.70)          0.16         (0.86)          --          (0.86)
 Year Ended June 30, 2000.......     9.87        0.89          (0.97)         (0.08)        (0.89)          --          (0.89)
 November 13, 1998 to June 30,
   1999 (g).....................    10.00        0.51          (0.13)          0.38         (0.51)          --          (0.51)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) Not annualized.
(c) Annualized.
(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.
(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(g) Period from commencement of operations.

See notes to financial statements.

                                                                 Report





ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                              --------------------------
                                                                                            RATIO OF NET
                                         NET ASSET                             RATIO OF      INVESTMENT
                                          VALUE,               NET ASSETS,     EXPENSES        INCOME
                                            END      TOTAL    END OF PERIOD   TO AVERAGE     TO AVERAGE
                                         OF PERIOD   RETURN      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   ------   -------------   -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................  $ 9.98      1.89%(b)  $  819,038        0.42%(c)      2.95%(c)
  Year Ended June 30, 2002..............    9.95      5.15        581,377         0.40          3.94
  Year Ended June 30, 2001..............    9.86      7.94        299,209         0.40          6.27
  Year Ended June 30, 2000..............    9.73      5.66        261,592         0.40          5.93
  Year Ended June 30, 1999..............    9.77      4.66        259,873         0.32          5.63
  Year Ended June 30, 1998..............    9.87      6.00        188,133         0.30          5.92
SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.87      3.43(b)     852,034         0.55(c)       3.93(c)
  Year Ended June 30, 2002..............   10.73      6.67        810,740         0.55          4.87
  Year Ended June 30, 2001..............   10.57      8.87        670,111         0.54          5.79
  Year Ended June 30, 2000..............   10.29      4.81        726,539         0.53          5.77
  Year Ended June 30, 1999..............   10.40      4.67        804,883         0.53          5.61
  Year Ended June 30, 1998..............   10.51      6.59        592,669         0.53          6.01
INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.97      5.55(b)   1,275,784         0.58(c)       5.88(c)
  Year Ended June 30, 2002..............   10.70      8.37      1,183,685         0.58          6.13
  Year Ended June 30, 2001..............   10.50     10.76      1,129,645         0.58          6.05
  Year Ended June 30, 2000..............   10.07      4.12      1,179,116         0.58          6.10
  Six Months Ended June 30, 1999(d).....   10.28     (0.08)(b)   1,385,890        0.62(c)       6.27(c)
  Year Ended December 31, 1998..........   10.61      7.62        567,609         0.66          6.02
  Year Ended December 31, 1997..........   10.48      8.37        482,679         0.61          6.26
BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   11.13      6.00(b)   3,666,721         0.60(c)       6.37(c)
  Year Ended June 30, 2002..............   10.82      9.39      2,874,707         0.60          6.35
  Year Ended June 30, 2001..............   10.59     11.85      2,093,516         0.60          6.40
  Year Ended June 30, 2000..............   10.08      3.94      1,687,041         0.60          6.44
  Six Months Ended June 30, 1999(e).....   10.34     (0.87)(b)   1,330,527        0.64(c)       6.65(c)
  Year Ended December 31, 1998..........   10.78      8.17      1,277,246         0.64          6.10
  Year Ended December 31, 1997..........   10.59      9.97      1,101,894         0.61          6.41
INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................    7.95      5.03(b)   1,269,262         0.64(c)       6.31(c)
  Year Ended June 30, 2002..............    7.81      7.08      1,312,171         0.64          6.09
  Year Ended June 30, 2001..............    7.75     10.00      1,336,566         0.64          6.41
  Year Ended June 30, 2000..............    7.51      4.19      1,317,128         0.62          6.35
  Six Months Ended June 30, 1999(f).....    7.68      1.68(b)   1,328,702         0.62(c)       5.92(c)
  Year Ended December 31, 1998..........    8.10      7.82        385,672         0.65          5.79
  Year Ended December 31, 1997..........    8.01      8.86         94,544         0.62          6.08
MORTGAGE-BACKED SECURITIES FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.92      3.94(b)     915,008         0.40(c)       6.82(c)
  Year Ended June 30, 2002..............   10.89     11.71        613,936         0.40          7.28
  August 18, 2000 to June 30, 2001(g)...   10.47     11.12(b)     357,777         0.40(c)       7.14(c)
GOVERNMENT BOND FUND (CLASS I)
   Six Months Ended December 31,
    2002(Unaudited).....................   10.60      6.32(b)     732,731         0.62(c)       5.55(c)
  Year Ended June 30, 2002..............   10.25      9.22        785,343         0.62          5.63
  Year Ended June 30, 2001..............    9.93     10.62        812,766         0.62          6.12
  Year Ended June 30, 2000..............    9.54      4.33        866,755         0.62          6.21
  Year Ended June 30, 1999..............    9.73      1.94        964,576         0.62          5.77
  Year Ended June 30, 1998..............   10.11     10.81        851,517         0.62          6.05
TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................   10.68      5.62(b)      55,112         0.40(c)       4.04(c)
  Year Ended June 30, 2002..............   10.32      7.69         54,819         0.40          4.59
  Year Ended June 30, 2001..............   10.03     10.22         51,371         0.40          5.79
  Year Ended June 30, 2000..............    9.64      4.42         65,437         0.38          5.89
  Year Ended June 30, 1999..............    9.81      3.54         79,958         0.36          5.60
  Year Ended June 30, 1998..............   10.09      7.91         95,073         0.35          6.16
HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................    7.13      2.43(b)     551,496         0.89(c)       9.81(c)
  Year Ended June 30, 2002..............    7.31     (2.34)       468,111         0.90          9.21
  Year Ended June 30, 2001..............    8.20      1.89        349,396         0.89         10.18
  Year Ended June 30, 2000..............    8.90     (0.75)       218,780         0.88          9.63
  November 13, 1998 to June 30,
    1999(g).............................    9.87      3.80(b)     137,433         0.89(c)       8.48(c)

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (A)
                                          -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.77%(c)      17.01%
  Year Ended June 30, 2002..............     0.77          38.72
  Year Ended June 30, 2001..............     0.74          37.62
  Year Ended June 30, 2000..............     0.77          32.68
  Year Ended June 30, 1999..............     0.79          38.70
  Year Ended June 30, 1998..............     0.81          41.15
SHORT-TERM BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.81(c)       15.93
  Year Ended June 30, 2002..............     0.81          49.58
  Year Ended June 30, 2001..............     0.81          46.42
  Year Ended June 30, 2000..............     0.81          25.93
  Year Ended June 30, 1999..............     0.81          37.22
  Year Ended June 30, 1998..............     0.82          56.99
INTERMEDIATE BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     0.82(c)       11.47
  Year Ended June 30, 2002..............     0.82          33.02
  Year Ended June 30, 2001..............     0.80          22.58
  Year Ended June 30, 2000..............     0.81           6.08
  Six Months Ended June 30, 1999(d).....     0.77(c)        9.24
  Year Ended December 31, 1998..........     0.66          50.32
  Year Ended December 31, 1997..........     0.61          31.66
BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     0.82(c)       11.70
  Year Ended June 30, 2002..............     0.83          31.88
  Year Ended June 30, 2001..............     0.83          20.58
  Year Ended June 30, 2000..............     0.83          16.19
  Six Months Ended June 30, 1999(e).....     0.75(c)       10.89
  Year Ended December 31, 1998..........     0.64          34.69
  Year Ended December 31, 1997..........     0.61          17.60
INCOME BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     0.82(c)        6.21
  Year Ended June 30, 2002..............     0.81          22.96
  Year Ended June 30, 2001..............     0.81          18.18
  Year Ended June 30, 2000..............     0.81          25.10
  Six Months Ended June 30, 1999(f).....     0.76(c)       20.55
  Year Ended December 31, 1998..........     0.65          41.69
  Year Ended December 31, 1997..........     0.62          38.70
MORTGAGE-BACKED SECURITIES FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     0.56(c)       15.08
  Year Ended June 30, 2002..............     0.57          29.77
  August 18, 2000 to June 30, 2001(g)...     0.58(c)       12.71
GOVERNMENT BOND FUND (CLASS I)
  Six Months Ended December 31,
    2002 (Unaudited)....................     0.68(c)        8.22
  Year Ended June 30, 2002..............     0.68          23.51
  Year Ended June 30, 2001..............     0.67          12.63
  Year Ended June 30, 2000..............     0.66          25.30
  Year Ended June 30, 1999..............     0.66          80.86
  Year Ended June 30, 1998..............     0.67          91.49
TREASURY & AGENCY FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     0.60(c)       10.60
  Year Ended June 30, 2002..............     0.60          41.45
  Year Ended June 30, 2001..............     0.60          48.21
  Year Ended June 30, 2000..............     0.63          30.02
  Year Ended June 30, 1999..............     0.65          76.73
  Year Ended June 30, 1998..............     0.65          41.60
HIGH YIELD BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
    (Unaudited).........................     1.01(c)       14.64
  Year Ended June 30, 2002..............     1.02          34.02
  Year Ended June 30, 2001..............     1.01          29.98
  Year Ended June 30, 2000..............     1.03          35.14
  November 13, 1998 to June 30,
    1999(g).............................     1.18(c)       28.02

                                      134
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
ULTRA SHORT-TERM BOND FUND
 (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............   $ 9.95       $0.13          $ 0.04         $ 0.17       $(0.14)      $   --         $(0.14)
 Year Ended June 30, 2002.......     9.86        0.36            0.11           0.47        (0.38)          --          (0.38)
 Year Ended June 30, 2001.......     9.73        0.59            0.14           0.73        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......     9.77        0.55           (0.04)          0.51        (0.55)          --          (0.55)
 Year Ended June 30, 1999.......     9.87        0.52           (0.10)          0.42        (0.52)          --          (0.52)
 Year Ended June 30, 1998.......     9.87        0.56           (0.01)          0.55        (0.55)          --          (0.55)
SHORT-TERM BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    10.72        0.19            0.16           0.35        (0.21)          --          (0.21)
 Year Ended June 30, 2002.......    10.56        0.48            0.19           0.67        (0.51)          --          (0.51)
 Year Ended June 30, 2001.......    10.28        0.58            0.27           0.85        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.39        0.57           (0.11)          0.46        (0.57)          --          (0.57)
 Year Ended June 30, 1999.......    10.50        0.57           (0.11)          0.46        (0.57)          --          (0.57)
 Year Ended June 30, 1998.......    10.46        0.61            0.04           0.65        (0.61)          --          (0.61)
INTERMEDIATE BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    10.70        0.30            0.26           0.56        (0.30)          --          (0.30)
 Year Ended June 30, 2002.......    10.50        0.62            0.21           0.83        (0.63)          --          (0.63)
 Year Ended June 30, 2001.......    10.07        0.60            0.43           1.03        (0.60)          --          (0.60)
 Year Ended June 30, 2000.......    10.28        0.59           (0.21)          0.38        (0.59)          --          (0.59)
 Six Months Ended June 30, 1999
  (d)...........................    10.61        0.30           (0.33)         (0.03)       (0.30)          --          (0.30)
 Year Ended December 31, 1998...    10.47        0.61            0.14           0.75        (0.61)          --          (0.61)
 Year Ended December 31, 1997...    10.29        0.62            0.18           0.80        (0.62)          --          (0.62)
BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    10.82        0.33            0.28           0.61        (0.30)       (0.01)         (0.31)
 Year Ended June 30, 2002.......    10.59        0.66            0.28           0.94        (0.68)       (0.03)         (0.71)
 Year Ended June 30, 2001.......    10.08        0.63            0.51           1.14        (0.63)          --          (0.63)
 Year Ended June 30, 2000.......    10.34        0.62           (0.26)          0.36        (0.62)          --          (0.62)
 Six Months Ended June 30, 1999
  (e)...........................    10.78        0.34           (0.44)         (0.10)       (0.34)          --          (0.34)
 Year Ended December 31, 1998...    10.59        0.61            0.21           0.82        (0.63)          --          (0.63)
 Year Ended December 31, 1997...    10.27        0.63            0.32           0.95        (0.63)          --          (0.63)
INCOME BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............     7.81        0.24            0.14           0.38        (0.24)          --          (0.24)
 Year Ended June 30, 2002.......     7.75        0.46            0.05           0.51        (0.45)          --          (0.45)
 Year Ended June 30, 2001.......     7.50        0.46            0.26           0.72        (0.47)          --          (0.47)
 Year Ended June 30, 2000.......     7.68        0.46           (0.18)          0.28        (0.46)          --          (0.46)
 Six Months Ended June 30, 1999
  (f)...........................     8.09        0.21           (0.34)         (0.13)       (0.22)       (0.06)         (0.28)
 Year Ended December 31, 1998...     8.00        0.44            0.14           0.58        (0.44)       (0.05)         (0.49)
 Year Ended December 31, 1997...     7.84        0.48            0.17           0.65        (0.47)       (0.02)         (0.49)
MORTGAGE-BACKED SECURITIES FUND
 (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    11.00        0.36            0.07           0.43        (0.36)       (0.01)         (0.37)
 Year Ended June 30, 2002.......    10.47        0.61            0.55           1.16        (0.62)       (0.01)         (0.63)
 August 18, 2000 to June 30,
  2001 (g)......................    10.00        0.59            0.47           1.06        (0.59)          --          (0.59)
GOVERNMENT BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    10.26        0.28            0.35           0.63        (0.28)          --          (0.28)
 Year Ended June 30, 2002.......     9.93        0.55            0.33           0.88        (0.55)          --          (0.55)
 Year Ended June 30, 2001.......     9.55        0.58            0.38           0.96        (0.58)          --          (0.58)
 Year Ended June 30, 2000.......     9.73        0.57           (0.18)          0.39        (0.57)          --          (0.57)
 Year Ended June 30, 1999.......    10.11        0.56           (0.38)          0.18        (0.56)          --          (0.56)
 Year Ended June 30, 1998.......     9.69        0.58            0.42           1.00        (0.58)          --          (0.58)
TREASURY & AGENCY FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............    10.33        0.20            0.36           0.56        (0.20)          --          (0.20)
 Year Ended June 30, 2002.......    10.04        0.44            0.29           0.73        (0.44)          --          (0.44)
 Year Ended June 30, 2001.......     9.65        0.55            0.39           0.94        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.81        0.55           (0.14)          0.41        (0.55)       (0.02)         (0.57)
 Year Ended June 30, 1999.......    10.09        0.54           (0.21)          0.33        (0.54)       (0.07)         (0.61)
 Year Ended June 30, 1998.......     9.98        0.63            0.16           0.79        (0.63)       (0.05)         (0.68)
HIGH YIELD BOND FUND (CLASS A)
 Six Months Ended December 31,
  2002 (Unaudited)..............     7.30        0.33           (0.16)          0.17        (0.34)          --          (0.34)
 Year Ended June 30, 2002.......     8.19        0.70           (0.89)         (0.19)       (0.70)          --          (0.70)
 Year Ended June 30, 2001.......     8.89        0.84           (0.70)          0.14        (0.84)          --          (0.84)
 Year Ended June 30, 2000.......     9.86        0.87           (0.97)         (0.10)       (0.87)          --          (0.87)
 November 13, 1998 to June 30,
  1999 (g)......................    10.00        0.49           (0.14)          0.35        (0.49)          --          (0.49)

------------

 * During the period, certain fees were reduced. If such voluntary fee reduction had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) Not annualized.
(c) Annualized.
(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.
(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.
(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.
(g) Period from commencement of operations.

See notes to financial statements.

                                                                 Report





ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                                    RATIO OF
                                                                                                       NET
                                         NET ASSET       TOTAL                        RATIO OF     INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,     EXPENSES       INCOME
                                            END        (EXCLUDES     END OF PERIOD   TO AVERAGE    TO AVERAGE
                                         OF PERIOD   SALES CHARGE)      (000'S)      NET ASSETS    NET ASSETS
                                         ---------   -------------   -------------   -----------   -----------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................  $ 9.98          1.74%(b)     $252,368         0.67%(c)      2.69%(c)
  Year Ended June 30, 2002..............    9.95          4.88          162,338         0.65          3.62
  Year Ended June 30, 2001..............    9.86          7.67           53,882         0.65          5.91
  Year Ended June 30, 2000..............    9.73          5.40           23,352         0.65          5.66
  Year Ended June 30, 1999..............    9.77          4.40           24,300         0.57          5.37
  Year Ended June 30, 1998..............    9.87          5.75           24,747         0.54          5.66
SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.86          3.31(b)       105,498         0.80(c)       3.62(c)
  Year Ended June 30, 2002..............   10.72          6.41           49,282         0.80          4.57
  Year Ended June 30, 2001..............   10.56          8.49           24,077         0.79          5.54
  Year Ended June 30, 2000..............   10.28          4.55           21,834         0.78          5.52
  Year Ended June 30, 1999..............   10.39          4.41           21,450         0.78          5.30
  Year Ended June 30, 1998..............   10.50          6.32           15,582         0.78          5.77
INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.96          5.33(b)       275,079         0.83(c)       5.63(c)
  Year Ended June 30, 2002..............   10.70          8.08          233,915         0.83          5.88
  Year Ended June 30, 2001..............   10.50         10.49          191,660         0.83          5.80
  Year Ended June 30, 2000..............   10.07          3.86          157,577         0.83          5.87
  Six Months Ended June 30, 1999 (d)....   10.28         (0.27)(b)      124,940         0.84(c)       5.87(c)
  Year Ended December 31, 1998..........   10.61          7.37           88,072         0.91          5.77
  Year Ended December 31, 1997..........   10.47          8.04           42,343         0.86          6.01
BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   11.12          5.77(b)       349,730         0.85(c)       6.16(c)
  Year Ended June 30, 2002..............   10.82          9.09          262,489         0.85          6.09
  Year Ended June 30, 2001..............   10.59         11.58          170,715         0.85          6.15
  Year Ended June 30, 2000..............   10.08          3.68          143,421         0.85          6.15
  Six Months Ended June 30, 1999 (e)....   10.34         (0.98)(b)      180,058         0.86(c)       6.39(c)
  Year Ended December 31, 1998..........   10.78          7.92          226,261         0.89          5.85
  Year Ended December 31, 1997..........   10.59          9.65          125,515         0.86          6.16
INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................    7.95          4.88(b)        63,904         0.89(c)       6.05(c)
  Year Ended June 30, 2002..............    7.81          6.76           57,173         0.89          5.86
  Year Ended June 30, 2001..............    7.75          9.87           59,303         0.89          6.18
  Year Ended June 30, 2000..............    7.50          3.80           28,677         0.88          6.11
  Six Months Ended June 30, 1999 (f)....    7.68         (1.62)(b)       31,603         0.87(c)       5.37(c)
  Year Ended December 31, 1998..........    8.09          7.44           15,785         0.90          5.57
  Year Ended December 31, 1997..........    8.00          8.58            7,832         0.87          5.83
MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   11.06          3.96(b)         2,219         0.65(c)       6.61(c)
  Year Ended June 30, 2002..............   11.00         11.44            1,344         0.65          6.19
  August 18, 2000 to June 30, 2001
   (g)..................................   10.47         10.87(b)             9         0.63(c)       7.39(c)
GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.61          6.20(b)       133,357         0.87(c)       5.24(c)
  Year Ended June 30, 2002..............   10.26          9.01           74,166         0.87          5.37
  Year Ended June 30, 2001..............    9.93         10.23           52,782         0.87          5.87
  Year Ended June 30, 2000..............    9.55          4.17           43,935         0.87          5.93
  Year Ended June 30, 1999..............    9.73          1.69           42,819         0.87          5.52
  Year Ended June 30, 1998..............   10.11         10.54           31,548         0.87          5.80
TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................   10.69          5.45(b)       145,601         0.65(c)       3.78(c)
  Year Ended June 30, 2002..............   10.33          7.39          124,058         0.65          4.31
  Year Ended June 30, 2001..............   10.04          9.93           66,320         0.65          5.49
  Year Ended June 30, 2000..............    9.65          4.27           39,655         0.63          5.62
  Year Ended June 30, 1999..............    9.81          3.30           72,941         0.60          5.30
  Year Ended June 30, 1998..............   10.09          8.10           35,213         0.58          5.87
HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................    7.13          2.46(b)        35,495         1.14(c)       9.57(c)
  Year Ended June 30, 2002..............    7.30         (2.60)          32,756         1.15          8.91
  Year Ended June 30, 2001..............    8.19          1.63           16,587         1.14          9.95
  Year Ended June 30, 2000..............    8.89         (1.00)           9,860         1.13          9.28
  November 13, 1998 to June 30, 1999
   (g)..................................    9.86          3.53(b)        11,405         1.13(c)       8.46(c)

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (A)
                                          -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.12%(c)      17.01%
  Year Ended June 30, 2002..............     1.12          38.72
  Year Ended June 30, 2001..............     1.11          37.62
  Year Ended June 30, 2000..............     1.12          32.68
  Year Ended June 30, 1999..............     1.14          38.70
  Year Ended June 30, 1998..............     1.15          41.15
SHORT-TERM BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.16(c)       15.93
  Year Ended June 30, 2002..............     1.16          49.58
  Year Ended June 30, 2001..............     1.16          46.42
  Year Ended June 30, 2000..............     1.16          25.93
  Year Ended June 30, 1999..............     1.16          37.22
  Year Ended June 30, 1998..............     1.17          56.99
INTERMEDIATE BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.17(c)       11.47
  Year Ended June 30, 2002..............     1.17          33.02
  Year Ended June 30, 2001..............     1.15          22.58
  Year Ended June 30, 2000..............     1.16           6.08
  Six Months Ended June 30, 1999 (d)....     1.02(c)        9.24
  Year Ended December 31, 1998..........     0.91          50.32
  Year Ended December 31, 1997..........     0.86          31.66
BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.17(c)       11.70
  Year Ended June 30, 2002..............     1.18          31.88
  Year Ended June 30, 2001..............     1.18          20.58
  Year Ended June 30, 2000..............     1.16          16.19
  Six Months Ended June 30, 1999 (e)....     0.97(c)       10.89
  Year Ended December 31, 1998..........     0.89          34.69
  Year Ended December 31, 1997..........     0.86          17.60
INCOME BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.17(c)        6.21
  Year Ended June 30, 2002..............     1.16          22.96
  Year Ended June 30, 2001..............     1.16          18.18
  Year Ended June 30, 2000..............     1.16          25.10
  Six Months Ended June 30, 1999 (f)....     1.16(c)       20.55
  Year Ended December 31, 1998..........     0.90          41.69
  Year Ended December 31, 1997..........     0.87          38.70
MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.90(c)       15.08
  Year Ended June 30, 2002..............     0.91          29.77
  August 18, 2000 to June 30, 2001
   (g)..................................     0.83(c)       12.71
GOVERNMENT BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.03(c)        8.22
  Year Ended June 30, 2002..............     1.03          23.51
  Year Ended June 30, 2001..............     1.02          12.63
  Year Ended June 30, 2000..............     1.01          25.30
  Year Ended June 30, 1999..............     1.00          80.86
  Year Ended June 30, 1998..............     1.02          91.49
TREASURY & AGENCY FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.95(c)       10.60
  Year Ended June 30, 2002..............     0.95          41.45
  Year Ended June 30, 2001..............     0.95          48.21
  Year Ended June 30, 2000..............     0.99          30.02
  Year Ended June 30, 1999..............     1.00          76.73
  Year Ended June 30, 1998..............     0.98          41.60
HIGH YIELD BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.36(c)       14.64
  Year Ended June 30, 2002..............     1.37          34.02
  Year Ended June 30, 2001..............     1.36          29.98
  Year Ended June 30, 2000..............     1.38          35.14
  November 13, 1998 to June 30, 1999
   (g)..................................     1.43(c)       28.02

                                      136
Report


ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
ULTRA SHORT-TERM BOND FUND
 (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............   $ 9.89       $0.11          $ 0.03         $ 0.14       $(0.12)      $   --         $(0.12)
 Year Ended June 30, 2002.......     9.80        0.32            0.11           0.43        (0.34)          --          (0.34)
 Year Ended June 30, 2001.......     9.68        0.54            0.13           0.67        (0.55)          --          (0.55)
 Year Ended June 30, 2000.......     9.72        0.51           (0.04)          0.47        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......     9.81        0.48           (0.10)          0.38        (0.47)          --          (0.47)
 Year Ended June 30, 1998.......     9.81        0.52           (0.01)          0.51        (0.51)          --          (0.51)
SHORT-TERM BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.80        0.16            0.17           0.33        (0.19)          --          (0.19)
 Year Ended June 30, 2002.......    10.63        0.43            0.20           0.63        (0.46)          --          (0.46)
 Year Ended June 30, 2001.......    10.35        0.52            0.28           0.80        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......    10.46        0.52           (0.11)          0.41        (0.52)          --          (0.52)
 Year Ended June 30, 1999.......    10.57        0.53           (0.11)          0.42        (0.53)          --          (0.53)
 Year Ended June 30, 1998.......    10.53        0.58            0.04           0.62        (0.58)          --          (0.58)
INTERMEDIATE BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.59        0.26            0.26           0.52        (0.27)          --          (0.27)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.97        0.53            0.44           0.97        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.21)          0.32        (0.53)          --          (0.53)
 Six Months Ended June 30, 1999
 (d)............................    10.50        0.27           (0.32)         (0.05)       (0.27)          --          (0.27)
 Year Ended December 31, 1998...    10.38        0.47            0.18           0.65        (0.53)          --          (0.53)
 Year Ended December 31, 1997...    10.20        0.55            0.17           0.72        (0.54)          --          (0.54)
BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.81        0.30            0.29           0.59        (0.27)       (0.01)         (0.28)
 Year Ended June 30, 2002.......    10.59        0.58            0.28           0.86        (0.61)       (0.03)         (0.64)
 Year Ended June 30, 2001.......    10.08        0.57            0.51           1.08        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.34        0.56           (0.26)          0.30        (0.56)          --          (0.56)
 Six Months Ended June 30, 1999
 (e)............................    10.78        0.30           (0.44)         (0.14)       (0.30)          --          (0.30)
 Year Ended December 31, 1998...    10.59        0.47            0.27           0.74        (0.55)          --          (0.55)
 Year Ended December 31, 1997...    10.27        0.56            0.32           0.88        (0.56)          --          (0.56)
INCOME BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............     7.84        0.21            0.14           0.35        (0.21)          --          (0.21)
 Year Ended June 30, 2002.......     7.78        0.41            0.05           0.46        (0.40)          --          (0.40)
 Year Ended June 30, 2001.......     7.53        0.42            0.25           0.67        (0.42)          --          (0.42)
 Year Ended June 30, 2000.......     7.71        0.41           (0.18)          0.23        (0.41)          --          (0.41)
 Six Months Ended June 30, 1999
 (f)............................     8.13        0.18           (0.34)         (0.16)       (0.20)       (0.06)         (0.26)
 Year Ended December 31, 1998...     8.00        0.39            0.14           0.53        (0.35)       (0.05)         (0.40)
 Year Ended December 31, 1997...     7.85        0.42            0.17           0.59        (0.42)       (0.02)         (0.44)
GOVERNMENT BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.26        0.25            0.35           0.60        (0.25)          --          (0.25)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.48)          --          (0.48)
 Year Ended June 30, 2001.......     9.55        0.51            0.38           0.89        (0.51)          --          (0.51)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 Year Ended June 30, 1999.......    10.11        0.49           (0.37)          0.12        (0.49)          --          (0.49)
 Year Ended June 30, 1998.......     9.69        0.52            0.42           0.94        (0.52)          --          (0.52)
TREASURY & AGENCY FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.32        0.18            0.36           0.54        (0.18)          --          (0.18)
 Year Ended June 30, 2002.......    10.03        0.39            0.29           0.68        (0.39)          --          (0.39)
 Year Ended June 30, 2001.......     9.64        0.50            0.39           0.89        (0.50)          --          (0.50)
 Year Ended June 30, 2000.......     9.81        0.50           (0.15)          0.35        (0.50)       (0.02)         (0.52)
 Year Ended June 30, 1999.......    10.08        0.49           (0.20)          0.29        (0.49)       (0.07)         (0.56)
 Year Ended June 30, 1998.......     9.99        0.58            0.14           0.72        (0.58)       (0.05)         (0.63)
HIGH YIELD BOND FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............     7.32        0.31           (0.17)          0.14        (0.32)          --          (0.32)
 Year Ended June 30, 2002.......     8.21        0.65           (0.89)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.91        0.79           (0.70)          0.09        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.88        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 November 13, 1998 to June 30,
 1999 (g).......................    10.00        0.45           (0.12)          0.33        (0.45)          --          (0.45)

------------

* During the period, certain fees were reduced. If such fee reduction had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) Not annualized.
(c) Annualized.
(d) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.
(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.
(f) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become the One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.
(g) Period from commencement of operations.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     -----------------------------------------
                                                                                                  RATIO OF NET
                                         NET ASSET       TOTAL                        RATIO OF     INVESTMENT
                                           VALUE        RETURN        NET ASSETS,     EXPENSES       INCOME
                                            END        (EXCLUDES     END OF PERIOD   TO AVERAGE    TO AVERAGE
                                         OF PERIOD   SALES CHARGE)      (000'S)      NET ASSETS    NET ASSETS
                                         ---------   -------------   -------------   ----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................  $ 9.91          1.42%(b)     $ 71,551         1.17%(c)      2.18%(c)
  Year Ended June 30, 2002..............    9.89          4.43           42,494         1.15          3.08
  Year Ended June 30, 2001..............    9.80          7.06           11,811         1.15          5.47
  Year Ended June 30, 2000..............    9.68          4.91            7,206         1.15          5.24
  Year Ended June 30, 1999..............    9.72          3.99            6,124         1.03          4.93
  Year Ended June 30, 1998..............    9.81          5.32            4,531         0.99          5.23
SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   10.94          3.04(b)        30,723         1.30(c)       3.13(c)
  Year Ended June 30, 2002..............   10.80          5.97           14,320         1.30          4.05
  Year Ended June 30, 2001..............   10.63          7.90            4,982         1.29          5.02
  Year Ended June 30, 2000..............   10.35          4.00            4,636         1.28          4.98
  Year Ended June 30, 1999..............   10.46          4.02            5,047         1.14          4.96
  Year Ended June 30, 1998..............   10.57          5.98            4,851         1.11          5.44
INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   10.84          5.06(b)       139,519         1.48(c)       4.94(c)
  Year Ended June 30, 2002..............   10.59          7.30           86,784         1.48          5.22
  Year Ended June 30, 2001..............   10.40          9.88           45,257         1.48          5.17
  Year Ended June 30, 2000..............    9.97          3.23           37,460         1.48          5.26
  Six Months Ended June 30, 1999 (d)....   10.18         (0.46)(b)       37,681         1.50(c)       5.15(c)
  Year Ended December 31, 1998..........   10.50          6.44              857         1.66          5.02
  Year Ended December 31, 1997..........   10.38          7.32              385         1.61          5.26
BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   11.12          5.54(b)       112,747         1.50(c)       5.50(c)
  Year Ended June 30, 2002..............   10.81          8.34           76,031         1.50          5.41
  Year Ended June 30, 2001..............   10.59         10.89           36,310         1.50          5.53
  Year Ended June 30, 2000..............   10.08          3.01           18,808         1.50          5.52
  Six Months Ended June 30, 1999 (e)....   10.34         (1.35)(b)       13,812         1.57(c)       5.69(c)
  Year Ended December 31, 1998..........   10.78          7.16            9,074         1.64          5.10
  Year Ended December 31, 1997..........   10.59          8.91            3,394         1.61          5.41
INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    7.98          4.51(b)        13,373         1.54(c)       5.40(c)
  Year Ended June 30, 2002..............    7.84          6.06           13,203         1.54          5.21
  Year Ended June 30, 2001..............    7.78          9.12           13,597         1.54          5.51
  Year Ended June 30, 2000..............    7.53          3.11           13,036         1.52          5.42
  Six Months Ended June 30, 1999 (f)....    7.71         (2.07)(b)       16,309         1.52(c)       5.05(c)
  Year Ended December 31, 1998..........    8.13          6.74              638         1.65          4.80
  Year Ended December 31, 1997..........    8.00          7.75              533         1.62          5.08
GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   10.61          5.98(b)       129,091         1.52(c)       4.63(c)
  Year Ended June 30, 2002..............   10.26          8.24           84,354         1.52          4.71
  Year Ended June 30, 2001..............    9.93          9.53           55,569         1.52          5.21
  Year Ended June 30, 2000..............    9.55          3.39           43,077         1.52          5.30
  Year Ended June 30, 1999..............    9.74          1.14           53,384         1.52          4.86
  Year Ended June 30, 1998..............   10.11          9.86           20,922         1.52          5.14
TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   10.68          5.21(b)        74,572         1.15(c)       3.29(c)
  Year Ended June 30, 2002..............   10.32          6.89           65,913         1.15          3.84
  Year Ended June 30, 2001..............   10.03          9.39           59,626         1.15          5.02
  Year Ended June 30, 2000..............    9.64          3.65           54,322         1.13          5.14
  Year Ended June 30, 1999..............    9.81          2.89           69,825         1.10          4.79
  Year Ended June 30, 1998..............   10.08          7.33           12,483         1.08          5.39
HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    7.14          2.13(b)        14,805         1.79(c)       8.90(c)
  Year Ended June 30, 2002..............    7.32         (3.34)          11,572         1.80          8.32
  Year Ended June 30, 2001..............    8.21          1.01            8,579         1.79          9.27
  Year Ended June 30, 2000..............    8.91         (1.64)           6,565         1.77          8.66
  November 13, 1998 to June 30, 1999
 (a)....................................    9.88          3.30(b)         3,748         1.77(c)       7.69(c)

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (A)
                                          -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.77%(c)      17.01%
  Year Ended June 30, 2002..............     1.76          38.72
  Year Ended June 30, 2001..............     1.76          37.62
  Year Ended June 30, 2000..............     1.77          32.68
  Year Ended June 30, 1999..............     1.76          38.70
  Year Ended June 30, 1998..............     1.75          41.15
SHORT-TERM BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.81(c)       15.93
  Year Ended June 30, 2002..............     1.81          49.58
  Year Ended June 30, 2001..............     1.81          46.42
  Year Ended June 30, 2000..............     1.80          25.93
  Year Ended June 30, 1999..............     1.65          37.22
  Year Ended June 30, 1998..............     1.64          56.99
INTERMEDIATE BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.82(c)       11.47
  Year Ended June 30, 2002..............     1.82          33.02
  Year Ended June 30, 2001..............     1.80          22.58
  Year Ended June 30, 2000..............     1.81           6.08
  Six Months Ended June 30, 1999 (d)....     1.91(c)        9.24
  Year Ended December 31, 1998..........     1.66          50.32
  Year Ended December 31, 1997..........     1.61          31.66
BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.82(c)       11.70
  Year Ended June 30, 2002..............     1.83          31.88
  Year Ended June 30, 2001..............     1.81          20.58
  Year Ended June 30, 2000..............     1.81          16.19
  Six Months Ended June 30, 1999 (e)....     1.70(c)       10.89
  Year Ended December 31, 1998..........     1.64          34.69
  Year Ended December 31, 1997..........     1.61          17.60
INCOME BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.82(c)        6.21
  Year Ended June 30, 2002..............     1.81          22.96
  Year Ended June 30, 2001..............     1.80          18.18
  Year Ended June 30, 2000..............     1.81          25.10
  Six Months Ended June 30, 1999 (f)....     2.01(c)       20.55
  Year Ended December 31, 1998..........     1.65          41.69
  Year Ended December 31, 1997..........     1.62          38.70
GOVERNMENT BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.68(c)        8.22
  Year Ended June 30, 2002..............     1.68          23.51
  Year Ended June 30, 2001..............     1.67          12.63
  Year Ended June 30, 2000..............     1.66          25.30
  Year Ended June 30, 1999..............     1.65          80.86
  Year Ended June 30, 1998..............     1.67          91.49
TREASURY & AGENCY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.60(c)       10.60
  Year Ended June 30, 2002..............     1.60          41.45
  Year Ended June 30, 2001..............     1.60          48.21
  Year Ended June 30, 2000..............     1.64          30.02
  Year Ended June 30, 1999..............     1.64          76.73
  Year Ended June 30, 1998..............     1.63          41.60
HIGH YIELD BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................     2.01(c)       14.64
  Year Ended June 30, 2002..............     2.02          34.02
  Year Ended June 30, 2001..............     2.01          29.98
  Year Ended June 30, 2000..............     2.02          35.14
  November 13, 1998 to June 30, 1999
 (a)....................................     2.06(c)       28.02

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............   $ 9.88       $0.11          $ 0.03         $ 0.14       $(0.12)      $   --         $(0.12)
 November 1, 2001 to June 30,
 2002 (d).......................     9.88        0.18            0.02           0.20        (0.20)          --          (0.20)
SHORT-TERM BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.79        0.18            0.15           0.33        (0.19)          --          (0.19)
 November 1, 2001 to June 30,
 2002 (d).......................    10.89        0.27           (0.07)          0.20        (0.30)          --          (0.30)
INTERMEDIATE BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.59        0.26            0.26           0.52        (0.27)          --          (0.27)
 Year Ended June 30, 2002.......    10.40        0.55            0.21           0.76        (0.57)          --          (0.57)
 Year Ended June 30, 2001.......     9.98        0.54            0.42           0.96        (0.54)          --          (0.54)
 Year Ended June 30, 2000.......    10.18        0.53           (0.20)          0.33        (0.53)          --          (0.53)
 March 22, 1999 to June 30, 1999
 (d)............................    10.38        0.15           (0.20)         (0.05)       (0.15)          --          (0.15)
BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.87        0.30            0.28           0.58        (0.27)       (0.01)         (0.28)
 Year Ended June 30, 2002.......    10.64        0.58            0.30           0.88        (0.62)       (0.03)         (0.65)
 Year Ended June 30, 2001.......    10.14        0.57            0.50           1.07        (0.57)          --          (0.57)
 Year Ended June 30, 2000.......    10.38        0.56           (0.24)          0.32        (0.56)          --          (0.56)
 March 22, 1999 to June 30, 1999
 (d)............................    10.59        0.17           (0.21)         (0.04)       (0.17)          --          (0.17)
INCOME BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............     7.84        0.21            0.14           0.35        (0.21)          --          (0.21)
 Year Ended June 30, 2002.......     7.78        0.40            0.07           0.47        (0.41)          --          (0.41)
 Year Ended June 30, 2001.......     7.54        0.43            0.24           0.67        (0.43)          --          (0.43)
 May 30, 2000 to June 30, 2000
 (d)............................     7.40        0.04            0.14           0.18        (0.04)          --          (0.04)
GOVERNMENT BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.25        0.25            0.35           0.60        (0.25)          --          (0.25)
 Year Ended June 30, 2002.......     9.93        0.47            0.34           0.81        (0.49)          --          (0.49)
 Year Ended June 30, 2001.......     9.55        0.52            0.38           0.90        (0.52)          --          (0.52)
 Year Ended June 30, 2000.......     9.74        0.51           (0.19)          0.32        (0.51)          --          (0.51)
 March 22, 1999 to June 30, 1999
 (d)............................    10.03        0.14           (0.29)         (0.15)       (0.14)          --          (0.14)
HIGH YIELD BOND FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............     7.32        0.31           (0.17)          0.14        (0.32)          --          (0.32)
 Year Ended June 30, 2002.......     8.21        0.64           (0.88)         (0.24)       (0.65)          --          (0.65)
 Year Ended June 30, 2001.......     8.90        0.79           (0.69)          0.10        (0.79)          --          (0.79)
 Year Ended June 30, 2000.......     9.87        0.81           (0.97)         (0.16)       (0.81)          --          (0.81)
 March 22, 1999 to June 30, 1999
 (d)............................    10.14        0.22           (0.27)         (0.05)       (0.22)          --          (0.22)

------------

* During the period, certain fees were reduced. If such fee reduction had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) Not annualized.
(c) Annualized.
(d) Period from commencement of operations.

See notes to financial statements.

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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                      ------------------------------------------
                                                                                                    RATIO OF NET
                                         NET ASSET        TOTAL                        RATIO OF      INVESTMENT
                                           VALUE,        RETURN        NET ASSETS,     EXPENSES        INCOME
                                            END         (EXCLUDES     END OF PERIOD   TO AVERAGE     TO AVERAGE
                                         OF PERIOD    SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ----------   -------------   -------------   -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $ 9.90          1.54%(b)     $531,131         1.17%(c)       2.17%(c)
  November 1, 2001 to June 30, 2002
 (d)....................................     9.88          1.89(b)       253,974         1.15(c)        2.75(c)
SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    10.93          3.06(b)        86,987         1.30(c)        3.12(c)
  November 1, 2001 to June 30, 2002
 (d)....................................    10.79          5.77(b)        32,680         1.30(c)        3.92(c)
INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    10.84          5.06(b)       143,126         1.48(c)        4.96(c)
  Year Ended June 30, 2002..............    10.59          7.30          100,956         1.48           5.21
  Year Ended June 30, 2001..............    10.40          9.78           44,810         1.48           5.17
  Year Ended June 30, 2000..............     9.98          3.33           33,087         1.49           5.30
  March 22, 1999 to June 30, 1999 (d)...    10.18         (0.51)(b)       16,650         1.50(c)        5.18(c)
BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    11.17          5.53(b)       101,669         1.50(c)        5.49(c)
  Year Ended June 30, 2002..............    10.87          8.33           63,168         1.50           5.26
  Year Ended June 30, 2001..............    10.64         10.77           12,615         1.50           5.61
  Year Ended June 30, 2000..............    10.14          3.19            2,118         1.50           5.56
  March 22, 1999 to June 30, 1999 (d)...    10.38         (0.35)(b)          455         1.47(c)        5.66(c)
INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     7.98          4.54(b)         2,196         1.54(c)        5.41(c)
  Year Ended June 30, 2002..............     7.84          6.10            1,549         1.54           5.16
  Year Ended June 30, 2001..............     7.78          9.03              864         1.53           5.53
  May 30, 2000 to June 30, 2000 (d).....     7.54          2.37(b)           128         1.51(c)        5.90(c)
GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    10.60          5.88(b)        52,337         1.52(c)        4.64(c)
  Year Ended June 30, 2002..............    10.25          8.26           31,467         1.52           4.67
  Year Ended June 30, 2001..............     9.93          9.55            9,820         1.52           5.20
  Year Ended June 30, 2000..............     9.55          3.39            3,130         1.52           5.36
  March 22, 1999 to June 30, 1999 (d)...     9.74         (1.54)(b)        1,102         1.52(c)        5.06(c)
HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     7.14          2.13(b)        15,471         1.79(c)        8.90(c)
  Year Ended June 30, 2002..............     7.32         (3.33)          12,629         1.80           8.25
  Year Ended June 30, 2001..............     8.21          1.11            5,211         1.79           9.27
  Year Ended June 30, 2000..............     8.90         (1.66)           2,121         1.78           8.82
  March 22, 1999 to June 30, 1999 (d)...     9.87         (0.56)(b)            9         1.76(c)        7.84(c)

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (A)
                                          -----------   ------------
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.77% (c)     17.01%
  November 1, 2001 to June 30, 2002
 (d)....................................     1.78(c)       38.72
SHORT-TERM BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.81(c)       15.93
  November 1, 2001 to June 30, 2002
 (d)....................................     1.82(c)       49.58
INTERMEDIATE BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.82(c)       11.47
  Year Ended June 30, 2002..............     1.82          33.02
  Year Ended June 30, 2001..............     1.80          22.58
  Year Ended June 30, 2000..............     1.82           6.08
  March 22, 1999 to June 30, 1999 (d)...     2.13(c)        9.24
BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.82(c)       11.70
  Year Ended June 30, 2002..............     1.83          31.88
  Year Ended June 30, 2001..............     1.85          20.58
  Year Ended June 30, 2000..............     1.82          16.19
  March 22, 1999 to June 30, 1999 (d)...     1.69(c)       10.89
INCOME BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.81(c)        6.21
  Year Ended June 30, 2002..............     1.81          22.96
  Year Ended June 30, 2001..............     1.81          18.18
  May 30, 2000 to June 30, 2000 (d).....     1.77(c)       25.10
GOVERNMENT BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     1.68(c)        8.22
  Year Ended June 30, 2002..............     1.67          23.51
  Year Ended June 30, 2001..............     1.67          12.63
  Year Ended June 30, 2000..............     1.66          25.30
  March 22, 1999 to June 30, 1999 (d)...     1.65(c)       80.86
HIGH YIELD BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................     2.01(c)       14.64
  Year Ended June 30, 2002..............     2.02          34.02
  Year Ended June 30, 2001..............     2.01          29.98
  Year Ended June 30, 2000..............     2.03          35.14
  March 22, 1999 to June 30, 1999 (d)...     2.08(c)       28.02

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BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, letters of credit or any combination of cash, such securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company, N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of December 31, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                     MARKET
                                                                       MARKET        VALUE
                                                                      VALUE OF     OF LOANED
       FUND                                                          COLLATERAL    SECURITIES
       ----                                                          ----------    ----------
       Short-Term Bond Fund .......................................   $293,300      $287,591
       Intermediate Bond Fund .....................................    302,175       294,759
       Bond Fund ..................................................    927,788       904,268
       Income Bond Fund ...........................................    293,413       286,093
       Mortgage Backed Securities Fund ............................      6,466         6,206
       Government Bond Fund .......................................    222,900       214,664
       Treasury & Agency Fund .....................................     63,481        61,351
       High Yield Bond Fund .......................................    140,301       137,570

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2002. Cash was reinvested in master notes, put bonds, repurchase agreements, and mutual funds.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Fund's average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Banc One High Yield Partners, LLC (the "Sub-Advisor") serves as sub-advisor to the One Group High Yield Bond Fund. The Sub-Advisor also serves as sub-advisor to that portion of the One Group Income Bond Fund designated by the Advisor for investment in securities which are rated below investment grade or unrated securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in this type of security. For its services, the Sub-Advisor is paid a fee by the Advisor under sub-investment advisory agreements between the Advisor and Sub-Advisor. The Sub-Advisor was formed as a limited liability company under an agreement between Pacholder Associates, Inc. ("Pacholder") and the Advisor. Under the limited liability company agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor.

   One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, serves as Distributor to the Funds. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the
Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      143

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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

   "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund, and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund, and the High Yield Bond Fund. For the six months ended December 31, 2002, the Distributor received $9,054,999 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $1,002,856 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

       FUND                                                          CLASS I    CLASS A     CLASS B    CLASS C
       ----                                                          -------    -------     -------    -------
       Ultra Short-Term Bond Fund..................................   0.45%       0.70%      1.20%       1.20%
       Short-Term Bond Fund........................................   0.55        0.80       1.30        1.30
       Intermediate Bond Fund......................................   0.58        0.83       1.48        1.48
       Bond Fund...................................................   0.60        0.85       1.50        1.50
       Income Bond Fund............................................   0.67        0.92       1.57        1.57
       Mortgage-Backed Securities Fund.............................   0.40        0.65         --          --
       Government Bond Fund........................................   0.65        0.90       1.55        1.55
       Treasury & Agency Bond Fund.................................   0.45        0.70       1.20          --
       High Yield Bond Fund........................................   0.90        1.15       1.80        1.80

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in other One Group Money Market Funds. These rebates effectively reduce the advisory and administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 2002, were as follows (amounts in thousands):

    FUND                                                          PURCHASES      SALES
    ----                                                          ----------    --------
    Ultra Short -Term Bond Fund.................................  $  854,557    $229,100
    Short-Term Bond Fund........................................     320,538     157,202
    Intermediate Bond Fund......................................     401,049     194,801
    Bond Fund...................................................   1,259,730     418,195
    Income Bond Fund............................................      82,716     152,702
    Mortgage-Backed Securities Fund.............................     375,717     108,604
    Government Bond Fund........................................      79,731      83,677
    Treasury & Agency Fund......................................      25,284      36,755
    High Yield Bond Fund........................................     180,050      75,692

Continued

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      144
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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

5. FINANCING ARRANGEMENTS:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

6. INTERFUND LENDING AGREEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2002, there were no outstanding loans for the Funds.

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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE
TIME SERVED WITH                                                                            OTHER DIRECTORSHIPS
THE TRUST                           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS           HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business       None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/10/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.

Charles I. Post               Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck          Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39                       (a broker- dealer); January 2000 to April 2000,
5/16/94 - present             self-employed as a consultant; June 1988 to December 1999,
                              Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995  None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn                  Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47                       distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy                 Since 1985, Vice President of Administration and Planning,    None
3/18/48                       Northwestern University.
4/28/99 - present

Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                       consultant).
4/28/99 - present

Donald L. Tuttle              Since 1995, Vice President, Association for Investment        None
10/6/34                       Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

                                      146
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ONE GROUP MUTUAL FUNDS      BOND FUNDS SEMI-ANNUAL REPORT      December 31, 2002

BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation;
1/1/00 - present               October 2002 to present, President, One Group Asset
                               Management (Ireland) Limited; October 1999 to present, Chief
                               Executive Officer and President, One Group Administrative
                               Services, Inc. and Chief Executive Officer and President,
                               One Group Dealer Services, Inc.; August 1994 to October
                               1999, Senior Managing Director, Banc One Investment Advisors
                               Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Administrative
Vice President and Treasurer   Services, Inc., and One Group Dealer Services, Inc.; October
1/1/00 - present               2002 to present, Vice President, One Group Asset Management
                               (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                               Vice President and Treasurer, One Group Dealer Services,
                               Inc.; December 1996 to October 1999, Managing Director of
                               Mutual Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young                  From October 1999 to present, Director, Mutual Fund
8/19/69                        Financial Administration, One Group Administrative Services,
Assistant Treasurer and        Inc.; October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Financial Administration, Banc One
                               Investment Advisors Corporation; January 1995 to December
                               1998, Vice President and Manager of Mutual Fund Accounting,
                               Custody and Financial Administration, First Chicago NBD
                               Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

                                                                 Report

                      (This Page Intentionally Left Blank)

     SEMI-ANNUAL REPORT


                                                 ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-042 (2/03)